UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-22865

                       Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

10 West Market Street, Suite 2300

                      Indianapolis, Indiana 46204

(Address of principal executive offices) (Zip code)

The Corporation Trust Company
                        1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-223-2703

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2020

Global Atlantic Portfolios

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Class I and Class II shares

Each a separate series of the Forethought Variable Insurance Trust

Distributed by Global Atlantic Distributors, LLC
Member FINRA

Dear Shareholders/Contract Owners:

After a strong 2019 that saw many global equity markets record double-digit positive returns, the six months ending June 30, 2020 was one of the most volatile periods in financial market history due primarily to the impact of the COVID-19 pandemic. Beginning in late February and continuing through late March, the S&P 500 fell approximately 30%, while other domestic and global equity markets were down 30-40%. In fixed income, the 10-year Treasury yield hit an all-time low of 0.39% as the U.S. Federal Reserve lowered interest rates to 0%. Commodities, as measured by the S&P GSCI, were also down. In particular, oil fell 50% to $25 per barrel, a level not seen in 20 years. Even gold, typically a safe-haven asset in periods of market decline, was down 6%. Another noteworthy aspect of this decline was the speed with which it occurred, just 23 trading days, a pace matched only by the Great Crash of 1929. In comparison, the S&P 500's decline during the 2008 Global Financial Crisis occurred over 18 months, while the S&P 500's decline during the 2001 Technology Bubble took place over 2 years. The closest most recent comparison is the Stock Market Crash of 1987, where the S&P 500 declined approximately 30% in 70 trading days.

Not only were the declines over the late February through late March period significant, but also intraday and day-to-day (interday) market volatility was extreme as the VIX spiked to 85, a level not seen since the 2008 Global Financial Crisis. During March alone, there were five consecutive trading days where the intraday swing (the difference between the high and low points of the day) in the S&P 500 exceeded 7% and eight days where the daily gain or loss was greater than 5%. While the markets had begun to recover upon the close of the first quarter of 2020 ("Q1"), this time period represented the 8th worst on record for the S&P 500.

Beginning in late March and continuing through the second quarter of 2020 ("Q2"), the markets recovered a significant percentage of the losses experienced in Q1. While the correction in the S&P 500 was -33.79% at the bottom, it has since rebounded 39.31%. While this might suggest that the S&P 500 has recovered fully and is now positive year-to-date, a decline of -33.79% actually requires a recovery of approximately 51% to return to the point when the correction started. The strength of the rebound in the equity markets has largely been driven by investors looking through what is expected to be poor Q2 economic and earnings data, and the belief that a meaningful recovery will be evident in the third and fourth quarters of 2020. This expectation of a "V-shaped" (quick) recovery, however, as opposed to a "W" (decline, recovery, another decline, recovery) or "U" shaped (slower) recovery, could be a best-case scenario in an environment with many unknowns. Some of the most obvious and notable among these are the impact of the resurgence of COVID-19 cases in many states, the degree to which reversals of economic opening procedures are necessary, and the upcoming presidential election.

For asset allocation funds, periods of significant fluctuations in both volatility and returns meant that asset allocation decisions, and the timing of those decisions, were important drivers of performance during the period. Thank you for investing in the Global Atlantic Portfolios.

Sincerely,

Eric D. Todd, CFA	Cameron Jeffreys, CFA
President	Senior Vice President
Global Atlantic Investment Advisors, LLC	Global Atlantic Investment Advisors, LLC

Portfolio	Benchmark
Global Atlantic BlackRock Allocation Portfolio	S&P Target Risk® Growth Index
Global Atlantic BlackRock Disciplined Core Portfolio	S&P 500® Index
Global Atlantic BlackRock Disciplined Growth Portfolio	Russell 1000® Growth Index
Global Atlantic BlackRock Disciplined International Core Portfolio	MSCI ACWI ex-USA Index
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Russell Midcap® Growth Index
Global Atlantic BlackRock Disciplined Small Cap Portfolio	Russell 2000® Index
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	S&P 500® Index
Global Atlantic BlackRock Disciplined Value Portfolio	Russell 1000® Value Index
Global Atlantic BlackRock High Yield Portfolio	ICE BofAML BB-B U.S. High Yield Constrained Index
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Bloomberg Barclays U.S. Aggregate Bond Index
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	MSCI World Standard Index
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	Russell 1000® Growth Index
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	Russell Midcap® Value Index

The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest directly in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

This report contains the current opinions of Global Atlantic Investment Advisors, LLC and/or sub-advisers at the time of its publication and should not be considered investment advice or a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice and securities described herein may no longer be included in, or may at any time be removed from, a Portfolio's portfolio. This report is distributed for informational purposes only. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

Index Definitions:

S&P Target Risk® Growth Index. An index that increases exposure to equities, while also providing limited fixed income exposure to diversify risk.

Bloomberg Barclays US Aggregate Bond Index ("Bbg Barc US Agg"). An index weighted according to market capitalization and includes, among other categories, Treasury securities, mortgage backed securities, government agency bonds and corporate bonds. To be included in the index, bonds must be rated investment grade by Moody's and Standard & Poor's.

ICE BofAML BB-B U.S. High Yield Constrained Index. An index that contains all securities in the ICE BofAML U.S. High Yield Index rated BB1 through B3, based on an average of Moody's, S&P, and Fitch, but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.

Chicago Board Options Exchange S&P 500 Volatility Index ("VIX"). An index that reflects a market estimate of future volatility, based on the weighted average of the implied volatilities for a wide range of strikes.

MSCI ACWI ex-USA Total Return Index. A free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States.

MSCI EAFE Total Return Index ("MSCI EAFE"). An index created by Morgan Stanley Capital International (MSCI) that serves as a benchmark of the performance in major developed international equity markets as represented by 21 major MSCI indexes from Europe, Australasia and the Far East.

MSCI World Standard Index. An index that represents large- and mid-cap equity performance across 23 developed markets countries, covering approximately 85% of the free float-adjusted market capitalization in each. The index offers a broad global equity benchmark, without emerging markets exposure.

Russell 1000® Growth Total Return Index. An unmanaged index of common stock prices that measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Total Return Index ("Russell 2000"). An index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small-cap stocks in the United States.

Russell Midcap® Growth Total Return Index. An unmanaged index that consists of the bottom 800 securities of the Russell 1000® Index with greater-than-average growth orientation as ranked by total market capitalization. Securities in this index generally have higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values.

Russell Midcap® Value Total Return Index. An unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Russell 1000® Value Total Return Index. An index that measures the performance of large- and mid-capitalization value sectors of the U.S. equity market. It is a subset of the Russell 1000® Index, which measures the performance of the large-capitalization sector of the U.S. equity market.

S&P MidCap 400 Total Return Index ("S&P MidCap 400"). A capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.

S&P 500 Total Return Index ("S&P 500"). A market capitalization weighted price index composed of 500 widely held U.S. common stocks. Frequently used as a measure of U.S. stock market performance.

S&P GSCI Total Return Index ("S&P GSCI"). A broad based, production weighted index meant to be representative of the global commodity market beta. The S&P Goldman Sachs Commodity Index (GSCI) consists of 24 commodity futures on physical commodities across five sectors: energy, agriculture, livestock, industrial metals, and precious metals.

Performance Summary

The Portfolio's performance figures for the periods ended June 30, 2020 as compared to its benchmarks:

			Annualized		Operating Expense**
	Inception Date*	Six Months Ended 6/30/20	One Year Ended 6/30/20	Since Inception 6/30/20	Gross Ratios	Net Ratios
Global Atlantic BlackRock Allocation Portfolio
Class I	11/1/17	(0.61)%	6.31%	5.85%	0.46%	0.43%
Class II	11/1/17	(0.79)%	5.97%	5.58%	0.71%	0.68%
S&P Target Risk® Growth Index (Total Return)[1]		(2.49)%	3.76%	4.32%
Global Atlantic BlackRock Disciplined Core Portfolio
Class I	11/1/17	(1.62)%	7.48%	8.97%	0.50%	0.48%
Class II	11/1/17	(1.70)%	7.23%	8.68%	0.75%	0.73%
S&P 500® Index (Total Return)[2]		(3.08)%	7.51%	9.33%
Global Atlantic BlackRock Disciplined Growth Portfolio
Class II	11/1/17	8.77%	19.89%	15.07%	0.85%	0.79%
Russell 1000® Growth Index (Total Return)[3]		9.81%	23.28%	17.40%
Global Atlantic BlackRock Disciplined International Core Portfolio
Class I	11/1/17	(11.52)%	(6.48)%	(2.83)%	0.76%	0.73%
Class II	11/1/17	(11.64)%	(6.74)%	(3.06)%	1.01%	0.98%
MSCI ACWI ex-USA Index[4]		(11.00)%	(4.80)%	(1.83)%
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Class I	11/1/17	5.36%	11.36%	13.56%	0.66%	0.63%
Class II	11/1/17	5.13%	11.02%	13.28%	0.91%	0.88%
Russell Midcap® Growth Index (Total Return)[5]		4.16%	11.91%	13.50%
Global Atlantic BlackRock Disciplined Small Cap Portfolio
Class I	11/1/17	(13.03)%	(4.25)%	1.84%	0.69%	0.63%
Class II	11/1/17	(13.13)%	(4.50)%	1.60%	0.94%	0.88%
Russell 2000® Index (Total Return)[6]		(12.98)%	(6.63)%	0.10%
Global Atlantic BlackRock Disciplined U.S. Core Portfolio
Class I	11/1/17	(1.80)%	7.40%	8.92%	0.52%	0.48%
Class II	11/1/17	(2.05)%	7.07%	8.62%	0.77%	0.73%
S&P 500® Index (Total Return)[2]		(3.08)%	7.51%	9.33%
Global Atlantic BlackRock Disciplined Value Portfolio
Class I	11/1/17	(14.51)%	(7.99)%	1.08%	0.56%	0.54%
Class II	11/1/17	(14.67)%	(8.24)%	0.86%	0.81%	0.79%
Russell 1000® Value Index (Total Return)[7]		(16.26)%	(8.84)%	0.50%
Global Atlantic BlackRock High Yield Portfolio
Class I	11/1/17	(3.72)%	0.16%	1.90%	0.62%	0.59%
Class II	11/1/17	(3.83)%	(0.10)%	1.65%	0.87%	0.84%
ICE BofAML BB-B U.S. High Yield Constrained Index[8]		(3.62)%	0.52%	3.13%
Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Class I	11/1/17	6.98%	9.62%	5.83%	0.49%	0.46%
Bloomberg Barclays U.S. Aggregate Bond Index[9]		6.14%	8.74%	5.66%
Global Atlantic Goldman Sachs Global Equity Insights Portfolio
Class I	11/1/17	(6.54)%	0.36%	2.17%	0.78%	0.72%
Class II	11/1/17	(6.64)%	0.20%	1.93%	1.03%	0.97%
MSCI World Standard Index (Net)[10]		(5.77)%	2.84%	4.87%
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio
Class I	11/1/17	8.01%	18.66%	13.55%	0.48%	0.46%
Class II	11/1/17	7.95%	18.53%	13.29%	0.73%	0.71%
Russell 1000® Growth Index (Total Return)[11]		9.81%	23.28%	17.40%

Performance Summary (Continued)

			Annualized		Operating Expense**
	Inception Date*	Six Months Ended 6/30/20	One Year Ended 6/30/20	Since Inception 6/30/20	Gross Ratios	Net Ratios
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio
Class I	11/1/17	(21.16)%	(16.05)%	(4.94)%	0.66%	0.64%
Class II	11/1/17	(21.29)%	(16.23)%	(5.22)%	0.91%	0.89%
Russell Midcap® Value Index (Return)[12]		(18.09)%	(11.81)%	(1.73)%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

*  Commencement of operations is November 6, 2017.

**  The estimated operating expense ratios for Class I and Class II shares, as disclosed in the most recent prospectus dated April 30, 2020. Ratios include Acquired Fund Fees and Expenses indirectly incurred by the Portfolio, if applicable. Gross operating expense ratio reflects the ratio of expenses absent waivers and/or reimbursements by the Adviser. The operating expense ratios presented here may differ from the expense ratios disclosed in the Financial Highlights table in this report.

1  The S&P Target Risk® Growth Index (Total Return) provides increased exposure to equities, while also using some fixed income exposure to dampen risk. It is not possible to invest directly in an index.

2  The S&P 500® Index (Total Return) is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees, and other expenses. Investors cannot invest directly in an index.

3  The Russell 1000® Growth Index (Total Return) is an unmanaged index of common stock prices that measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.

4  The MSCI ACWI ex-USA Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States. It is not possible to invest directly in an index.

5  The Russell Midcap® Growth Index (Total Return) is an unmanaged index that consists of the bottom 800 securities of the Russell 1000® Index with greater-than-average growth orientation as ranked by total market capitalization. It is not possible to invest directly in an index.

6  The Russell 2000® Index (Total Return) measures the performance of the small-capitalization sector of the U.S. equity market. It is not possible to invest directly in an index.

7  The Russell 1000® Value Index (Total Return) measures the performance of large- and mid-capitalization value sectors of the U.S. equity market. It is not possible to invest directly in an index.

8  The ICE BofAML BB-B U.S. High Yield Constrained Index contains all securities in the ICE BofAML U.S. High Yield Index rated BB1 through B3, based on an average of Moody's, S&P, and Fitch, but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. It is not possible to invest directly in an index.

9  The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. It is not possible to invest directly in an index.

10  The MSCI World Standard Index (Net) represents large- and mid-cap equity performance across 23 developed markets countries, covering approximately 85% of the free float-adjusted market capitalization in each. It is not possible to invest directly in an index.

11  The Russell 1000® Growth Index (Total Return) is an unmanaged index of common stock prices that measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.

12  The Russell Midcap® Value Index (Total Return) is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.

Global Atlantic BlackRock Allocation Portfolio

Portfolio of Investments (Unaudited)

June 30, 2020

Shares/ Principal		Fair Value
	EXCHANGE TRADED FUNDS - 100.0%
	DEBT FUNDS - 37.3%
68,294	iShares 0-5 Year High Yield Corporate Bond ETF	$2,929,130
4,752	iShares 20+ Year Treasury Bond ETF	778,995
73,498	iShares iBoxx $ Investment Grade Corporate Bond ETF	9,885,481
32,555	iShares Short Maturity Bond ETF	1,628,075
82,039	iShares Short-Term Corporate Bond ETF	4,488,354
295,888	iShares U.S. Treasury Bond ETF	8,281,905
	TOTAL DEBT FUNDS	27,991,940
	EQUITY FUNDS - 62.7%
153,173	iShares Core MSCI EAFE ETF	8,755,369
45,933	iShares Core S&P 500 ETF	14,224,991
42,465	iShares Core S&P Small-Cap ETF	2,899,935
24,047	iShares Edge MSCI Min Vol USA ETF	1,457,970
39,216	iShares Edge MSCI USA Value Factor ETF	2,834,532
10,438	iShares Global Tech ETF	2,458,566
151,394	iShares Trust iShares ESG MSCI USA ETF	10,596,066
120,547	iShares, Inc. iShares ESG MSCI EM ETF	3,862,326
	TOTAL EQUITY FUNDS	47,089,755
	TOTAL EXCHANGE TRADED FUNDS (Cost - $70,556,495)	75,081,695
	SHORT-TERM INVESTMENTS - 0.1%
	MONEY MARKET FUNDS - 0.1%
72,885	Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.10% (a) (Cost - $72,885)	72,885
	TOTAL INVESTMENTS - 100.1% (Cost - $70,629,380)	$75,154,580
	OTHER ASSETS LESS LIABILITIES - NET (0.1)%	(73,385)
	TOTAL NET ASSETS - 100.0%	$75,081,195

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	100.0%
Money Market Funds	0.1%
Other Assets less Liabilities - Net	(0.1)%
100.0%

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited)

June 30, 2020

Shares/ Principal		Fair Value
	COMMON STOCKS - 96.6%
	AEROSPACE & DEFENSE - 1.5%
6,597	Boeing Co. (The)	$1,209,230
919	Curtiss-Wright Corp.	82,048
6,744	General Dynamics Corp.	1,007,958
2,960	HEICO Corp.	294,964
4,817	L3Harris Technologies, Inc.	817,301
4,950	Lockheed Martin Corp.	1,806,354
623	Mercury Systems, Inc.*	49,005
4,175	Northrop Grumman Corp.	1,283,562
15,159	Raytheon Technologies Corp.	934,098
5,430	Spirit AeroSystems Holdings, Inc., Class A	129,994
1,359	Teledyne Technologies, Inc.*	422,581
		8,037,095
	AIR FREIGHT & LOGISTICS - 0.4%
2,842	FedEx Corp.	398,505
16,960	United Parcel Service, Inc., Class B	1,885,613
		2,284,118
	AIRLINES - 0.2%
3,111	Alaska Air Group, Inc.	112,805
33,507	Delta Air Lines, Inc.	939,871
7,109	Southwest Airlines Co.	242,986
		1,295,662
	AUTO COMPONENTS - 0.0%†
2,455	Aptiv PLC	191,294
	AUTOMOBILES - 0.1%
8,507	Harley-Davidson, Inc.	202,211
18,498	NIO, Inc., ADR*	142,805
		345,016
	BANKS - 3.7%
25,996	Banco Bradesco SA, ADR	99,045
156,295	Bank of America Corp.	3,712,006
2,235	Bank of Montreal	118,567
10,371	Bank of Nova Scotia (The)	427,700
4,894	CIT Group, Inc.	101,452
35,503	Citigroup, Inc.	1,814,203
28,412	Citizens Financial Group, Inc.	717,119
6,942	Cullen/Frost Bankers, Inc.	518,637
16,482	First Horizon National Corp.	164,161
5,757	HDFC Bank Ltd., ADR	261,713
64,165	JPMorgan Chase & Co.	6,035,360
8,635	Regions Financial Corp.	96,021
10,901	Royal Bank of Canada	739,088
17,150	US Bancorp	631,463
169,477	Wells Fargo & Co.	4,338,611
		19,775,146
Shares/ Principal		Fair Value
	BEVERAGES - 2.0%
3,251	Brown-Forman Corp., Class B	$206,959
70,076	Coca-Cola Co. (The)	3,130,996
2,926	Coca-Cola European Partners PLC	110,486
370	Constellation Brands, Inc., Class A	64,731
7,104	Diageo PLC, ADR	954,707
1,155	Fomento Economico Mexicano SAB de CV, ADR	71,621
8,959	Molson Coors Beverage Co., Class B	307,831
44,234	PepsiCo, Inc.	5,850,389
		10,697,720
	BIOTECHNOLOGY - 3.2%
59,913	AbbVie, Inc.	5,882,258
2,092	Alexion Pharmaceuticals, Inc.*	234,806
16,092	Amgen, Inc.	3,795,459
4,011	Biogen, Inc.*	1,073,143
50,904	Gilead Sciences, Inc.	3,916,554
2,291	Regeneron Pharmaceuticals, Inc.*	1,428,782
3,607	Sage Therapeutics, Inc.*	149,979
2,519	Vertex Pharmaceuticals, Inc.*	731,291
		17,212,272
	BUILDING PRODUCTS - 0.6%
1,139	Advanced Drainage Systems, Inc.	56,267
26,007	Allegion PLC	2,658,435
2,182	Owens Corning	121,668
7,136	Resideo Technologies, Inc.*	83,634
385	Trex Co., Inc.*	50,077
		2,970,081
	CAPITAL MARKETS - 2.3%
4,093	Ameriprise Financial, Inc.	614,114
16,914	Bank of New York Mellon Corp. (The)	653,726
1,524	Cboe Global Markets, Inc.	142,159
37,985	Charles Schwab Corp. (The)	1,281,614
7,674	CME Group, Inc.	1,247,332
3,499	E*TRADE Financial Corp.	174,005
3,108	FactSet Research Systems, Inc.	1,020,885
2,897	Franklin Resources, Inc.	60,750
14,294	Intercontinental Exchange, Inc.	1,309,330
1,634	Moody's Corp.	448,909
21,800	Morgan Stanley	1,052,940
4,418	Northern Trust Corp.	350,524
10,402	S&P Global, Inc.	3,427,251
5,581	State Street Corp.	354,673
2,885	T Rowe Price Group, Inc.	356,297
		12,494,509
	CHEMICALS - 1.6%
3,563	Air Products and Chemicals, Inc.	860,322
2,959	Dow, Inc.	120,609
5,638	DuPont de Nemours, Inc.	299,547

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	CHEMICALS - 1.6% (Continued)
16,488	Ecolab, Inc.	$3,280,288
3,123	FMC Corp.	311,113
6,997	Linde PLC	1,484,134
5,188	LyondellBasell Industries NV, Class A	340,955
34,096	Mosaic Co. (The)	426,541
1,752	Nutrien Ltd.	56,239
3,171	PPG Industries, Inc.	336,316
466	Scotts Miracle-Gro Co. (The)	62,663
2,136	Sherwin-Williams Co. (The)	1,234,288
		8,813,015
	COMMERCIAL SERVICES & SUPPLIES - 0.2%
4,521	Cintas Corp.	1,204,214
	COMMUNICATIONS EQUIPMENT - 1.4%
146,722	Cisco Systems, Inc.	6,843,114
4,087	Motorola Solutions, Inc.	572,711
		7,415,825
	CONSTRUCTION & ENGINEERING - 0.3%
14,486	EMCOR Group, Inc.	958,104
14,883	MasTec, Inc.*	667,800
		1,625,904
	CONSUMER FINANCE - 0.5%
41,216	Ally Financial, Inc.	817,313
18,832	American Express Co.	1,792,807
4,202	Discover Financial Services	210,478
		2,820,598
	CONTAINERS & PACKAGING - 0.0%†
3,454	International Paper Co.	121,616
2,878	Westrock Co.	81,332
		202,948
	DIVERSIFIED CONSUMER SERVICES - 0.2%
802	Bright Horizons Family Solutions, Inc.*	93,994
50,820	H&R Block, Inc.	725,710
		819,704
	DIVERSIFIED FINANCIAL SERVICES - 1.6%
48,881	Berkshire Hathaway, Inc., Class B*	8,725,747
	DIVERSIFIED TELECOMMUNICATION - 1.4%
102,944	AT&T, Inc.	3,111,997
31,120	BCE, Inc.	1,299,882
59,406	Verizon Communications, Inc.	3,275,053
		7,686,932
	ELECTRIC UTILITIES - 1.8%
18,863	Alliant Energy Corp.	902,406
19,823	Eversource Energy	1,650,661
14,034	Exelon Corp.	509,294
2,670	IDACORP, Inc.	233,278
Shares/ Principal		Fair Value
	ELECTRIC UTILITIES - 1.8% (Continued)
16,384	NextEra Energy, Inc.	$3,934,945
7,167	Pinnacle West Capital Corp.	525,269
26,515	Xcel Energy, Inc.	1,657,188
		9,413,041
	ELECTRICAL EQUIPMENT - 0.5%
8,819	AMETEK, Inc.	788,154
2,311	Generac Holdings, Inc.*	281,781
13,920	Hubbell, Inc.	1,745,011
		2,814,946
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
11,085	Avnet, Inc.	309,105
10,838	National Instruments Corp.	419,539
2,730	TE Connectivity Ltd.	222,632
		951,276
	ENERGY EQUIPMENT & SERVICES - 0.2%
9,933	ChampionX Corp.*	96,946
8,271	Halliburton Co.	107,357
37,669	Schlumberger Ltd.	692,733
15,414	TechnipFMC PLC	105,432
		1,002,468
	ENTERTAINMENT - 1.3%
5,763	Activision Blizzard, Inc.	437,412
2,005	Electronic Arts, Inc.*	264,760
8,620	Netflix, Inc.*	3,922,445
21,703	Walt Disney Co. (The)	2,420,101
		7,044,718
	EQUITY REAL ESTATE INVESTMENT - 2.5%
2,490	Alexandria Real Estate Equities, Inc.	404,003
9,711	American Tower Corp.	2,510,682
3,158	AvalonBay Communities, Inc.	488,353
23,941	Boston Properties, Inc.	2,163,788
2,386	Camden Property Trust	217,651
2,872	Crown Castle International Corp.	480,629
1,320	Douglas Emmett, Inc.	40,471
284	Equinix, Inc.	199,453
28,567	Equity Residential	1,680,311
2,135	Federal Realty Investment Trust	181,923
41,555	Host Hotels & Resorts, Inc.	448,378
21,260	Macerich Co. (The)	190,702
47,685	Park Hotels & Resorts, Inc.	471,605
24,444	Prologis, Inc.	2,281,359
2,253	QTS Realty Trust, Inc., Class A	144,395
9,828	Realty Income Corp.	584,766
1,035	SBA Communications Corp.	308,347
5,209	Simon Property Group, Inc.	356,191
1,347	UDR, Inc.	50,351

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	EQUITY REAL ESTATE INVESTMENT - 2.5% (Continued)
3,076	Welltower, Inc.	$159,183
		13,362,541
	FOOD & STAPLES RETAILING - 1.3%
18,861	Costco Wholesale Corp.	5,718,844
3,787	Walgreens Boots Alliance, Inc.	160,531
8,247	Walmart, Inc.	987,825
		6,867,200
	FOOD PRODUCTS - 1.3%
43,135	General Mills, Inc.	2,659,273
19,471	Hershey Co. (The)	2,523,831
698	JM Smucker Co. (The)	73,855
2,939	Lamb Weston Holdings, Inc.	187,890
1,660	McCormick & Co., Inc.	297,821
19,624	Mondelez International, Inc., Class A	1,003,375
		6,746,045
	GAS UTILITIES - 0.0%†
4,827	UGI Corp.	153,499
	HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
37,723	Abbott Laboratories	3,449,014
4,564	Alcon, Inc.*	261,608
1,765	Baxter International, Inc.	151,966
1,608	Becton Dickinson and Co.	384,746
2,905	Boston Scientific Corp.*	101,995
8,991	Danaher Corp.	1,589,879
7,733	DENTSPLY SIRONA, Inc.	340,716
33,423	Edwards Lifesciences Corp.*	2,309,864
977	Globus Medical, Inc., Class A*	46,613
2,481	Hologic, Inc.*	141,417
4,691	IDEXX Laboratories, Inc.*	1,548,781
1,194	Intuitive Surgical, Inc.*	680,377
24,605	Medtronic PLC	2,256,278
12,963	Stryker Corp.	2,335,803
1,384	West Pharmaceutical Services, Inc.	314,403
		15,913,460
	HEALTH CARE PROVIDERS & SERVICES - 3.1%
633	AmerisourceBergen Corp.	63,787
8,608	Anthem, Inc.	2,263,732
8,721	Cardinal Health, Inc.	455,149
7,574	Cigna Corp.	1,421,261
48,150	CVS Health Corp.	3,128,305
4,298	HCA Healthcare, Inc.	417,164
133	Humana, Inc.	51,571
1,724	Laboratory Corp. of America Holdings*	286,374
7,833	McKesson Corp.	1,201,739
3,945	Quest Diagnostics, Inc.	449,572
23,645	UnitedHealth Group, Inc.	6,974,093
		16,712,747
Shares/ Principal		Fair Value
	HEALTH CARE TECHNOLOGY - 0.1%
2,576	Teladoc Health, Inc.*	$491,604
1,272	Veeva Systems, Inc., Class A*	298,182
		789,786
	HOTELS, RESTAURANTS & LEISURE - 1.3%
7,143	Boyd Gaming Corp.	149,289
282	Chipotle Mexican Grill, Inc.*	296,765
9,534	Darden Restaurants, Inc.	722,391
1,381	Domino's Pizza, Inc.	510,197
18,080	Extended Stay America, Inc.	202,315
8,903	International Game Technology PLC	79,237
4,331	Las Vegas Sands Corp.	197,234
15,610	McDonald's Corp.	2,879,577
3,740	Melco Resorts & Entertainment Ltd., ADR	58,045
6,095	MGM Resorts International	102,396
6,336	Penn National Gaming, Inc.*	193,501
2,136	Texas Roadhouse, Inc.	112,289
3,450	Wyndham Destinations, Inc.	97,221
15,959	Yum! Brands, Inc.	1,386,997
		6,987,454
	HOUSEHOLD DURABLES - 0.1%
7,711	DR Horton, Inc.	427,575
372	Helen of Troy Ltd.*	70,144
		497,719
	HOUSEHOLD PRODUCTS - 2.0%
12,630	Church & Dwight Co., Inc.	976,299
6,924	Clorox Co. (The)	1,518,918
22,228	Colgate-Palmolive Co.	1,628,423
56,358	Procter & Gamble Co. (The)	6,738,726
		10,862,366
	INDUSTRIAL CONGLOMERATES - 1.2%
6,315	3M Co.	985,077
2,471	Carlisle Cos., Inc.	295,705
85,128	General Electric Co.	581,424
25,572	Honeywell International, Inc.	3,697,455
2,805	Roper Technologies, Inc.	1,089,069
		6,648,730
	INSURANCE - 1.9%
7,291	Aflac, Inc.	262,695
251	Alleghany Corp.	122,774
2,462	Allstate Corp. (The)	238,790
1,590	Arthur J Gallagher & Co.	155,009
12,619	Brown & Brown, Inc.	514,351
26,892	Cincinnati Financial Corp.	1,721,895
4,367	First American Financial Corp.	209,703
10,106	Globe Life, Inc.	750,168
1,686	Hanover Insurance Group, Inc. (The)	170,842
11,044	Marsh & McLennan Cos., Inc.	1,185,794

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	INSURANCE - 1.9% (Continued)
12,239	MetLife, Inc.	$446,968
5,445	Progressive Corp. (The)	436,199
48,443	Prudential Financial, Inc.	2,950,179
1,238	Reinsurance Group of America, Inc.	97,109
492	Travelers Cos., Inc. (The)	56,113
22,136	Unum Group	367,236
2,593	Willis Towers Watson PLC	510,691
		10,196,516
	INTERACTIVE MEDIA & SERVICES - 5.6%
7,429	Alphabet, Inc., Class A*	10,534,693
5,920	Alphabet, Inc., Class C*	8,368,571
4,340	Baidu, Inc., ADR*	520,323
41,787	Facebook, Inc., Class A*	9,488,574
32,974	Twitter, Inc.*	982,296
		29,894,457
	INTERNET & DIRECT MARKETING RETAIL - 5.2%
10,171	Amazon.com, Inc.*	28,059,958
1,970	Trip.Com Group Ltd., ADR*	51,063
		28,111,021
	IT SERVICES - 5.2%
5,894	Accenture PLC, Class A	1,265,560
28,873	Automatic Data Processing, Inc.	4,298,901
5,866	Cognizant Technology Solutions Corp., Class A	333,306
1	EPAM Systems, Inc.*	252
1,122	Fidelity National Information Services, Inc.	150,449
19,568	Fiserv, Inc.*	1,910,228
17,536	Mastercard, Inc., Class A	5,185,395
28,479	Paychex, Inc.	2,157,284
29,439	PayPal Holdings, Inc.*	5,129,157
560	Shopify, Inc., Class A*	531,552
37,236	Visa, Inc., Class A	7,192,878
		28,154,962
	LEISURE PRODUCTS - 0.0%†
954	Peloton Interactive, Inc., Class A*	55,113
	LIFE SCIENCES TOOLS & SERVICES - 0.4%
3,208	Agilent Technologies, Inc.	283,491
572	IQVIA Holdings, Inc.*	81,155
3,937	Thermo Fisher Scientific, Inc.	1,426,533
2,086	Waters Corp.*	376,314
		2,167,493
	MACHINERY - 1.9%
6,246	AGCO Corp.	346,403
3,550	Caterpillar, Inc.	449,075
9,926	Deere & Co.	1,559,871
16,618	Illinois Tool Works, Inc.	2,905,657
Shares/ Principal		Fair Value
	MACHINERY - 1.9% (Continued)
25,185	Oshkosh Corp.	$1,803,750
8,746	PACCAR, Inc.	654,638
6,230	Snap-on, Inc.	862,917
1,381	Stanley Black & Decker, Inc.	192,484
1,523	Toro Co. (The)	101,036
18,620	Xylem, Inc.	1,209,555
		10,085,386
	MEDIA - 1.3%
3,702	Altice USA, Inc., Class A*	83,443
8,035	AMC Networks, Inc., Class A*	187,939
37	Charter Communications, Inc., Class A*	18,872
56,692	Comcast Corp., Class A	2,209,854
24,152	Discovery, Inc., Class A*	509,607
1,148	Discovery, Inc., Class C*	22,110
94,765	Interpublic Group of Cos., Inc. (The)	1,626,167
598	Nexstar Media Group, Inc., Class A	50,047
1,458	Omnicom Group, Inc.	79,607
342,630	Sirius XM Holdings, Inc.	2,011,238
8,505	ViacomCBS, Inc., Class B	198,337
		6,997,221
	METALS & MINING - 0.3%
26,770	Alcoa Corp.*	300,895
2,674	BHP Group Ltd., ADR	132,978
3,240	BHP Group PLC, ADR	133,326
14,081	Freeport-McMoRan, Inc.	162,917
1,213	Newmont Corp.	74,891
1,415	Reliance Steel & Aluminum Co.	134,326
7,231	Rio Tinto PLC, ADR	406,237
3,307	Southern Copper Corp.	131,519
4,063	Steel Dynamics, Inc.	106,004
		1,583,093
	MULTILINE RETAIL - 0.4%
35,524	Macy's, Inc.	244,405
2,613	Nordstrom, Inc.	40,475
13,848	Target Corp.	1,660,791
		1,945,671
	MULTI-UTILITIES - 0.8%
22,133	Ameren Corp.	1,557,278
23,032	CMS Energy Corp.	1,345,529
18,593	Consolidated Edison, Inc.	1,337,395
2,140	DTE Energy Co.	230,050
1,540	Public Service Enterprise Group, Inc.	75,706
		4,545,958
	OIL, GAS & CONSUMABLE FUELS - 2.2%
27,181	Chevron Corp.	2,425,361
5,170	CNOOC Ltd., ADR	583,383
1,943	Concho Resources, Inc.	100,064

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	OIL, GAS & CONSUMABLE FUELS - 2.2% (Continued)
20,746	ConocoPhillips	$871,747
14,967	Continental Resources, Inc.	262,371
29,387	EOG Resources, Inc.	1,488,745
3,924	Equinor ASA, ADR	56,820
59,490	Exxon Mobil Corp.	2,660,393
106,301	Marathon Oil Corp.	650,562
6,493	Marathon Petroleum Corp.	242,708
7,672	ONEOK, Inc.	254,864
6,329	PBF Energy, Inc., Class A	64,809
4,752	Petroleo Brasileiro SA, ADR	39,299
9,176	Phillips 66	659,754
1,694	Royal Dutch Shell PLC, Class A, ADR	55,377
12,162	Valero Energy Corp.	715,369
38,829	Williams Cos., Inc. (The)	738,528
		11,870,154
	PAPER & FOREST PRODUCTS - 0.1%
20,035	Domtar Corp.	422,939
	PHARMACEUTICALS - 4.3%
43,514	Bristol-Myers Squibb Co.	2,558,623
8,752	Elanco Animal Health, Inc.*	187,730
13,576	Eli Lilly and Co.	2,228,908
48,560	Johnson & Johnson	6,828,993
72,764	Merck & Co., Inc.	5,626,840
14,131	Mylan NV*	227,227
82,260	Pfizer, Inc.	2,689,902
21,299	Zoetis, Inc.	2,918,815
		23,267,038
	PROFESSIONAL SERVICES - 0.2%
1,657	IHS Markit Ltd.	125,103
19,908	Robert Half International, Inc.	1,051,740
		1,176,843
	ROAD & RAIL - 0.9%
1,171	AMERCO	353,865
585	Canadian National Railway Co.	51,813
16,389	CSX Corp.	1,142,969
5,592	Norfolk Southern Corp.	981,787
12,936	Union Pacific Corp.	2,187,090
		4,717,524
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
9,697	Advanced Micro Devices, Inc.*	510,159
4,429	Analog Devices, Inc.	543,173
42,018	Applied Materials, Inc.	2,539,988
4,740	Broadcom, Inc.	1,495,992
1	Cabot Microelectronics Corp.	140
5,512	Cirrus Logic, Inc.*	340,531
116,880	Intel Corp.	6,992,930
Shares/ Principal		Fair Value
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7% (Continued)
3,441	Lam Research Corp.	$1,113,026
7,219	Micron Technology, Inc.*	371,923
18,578	NVIDIA Corp.	7,057,968
4,097	QUALCOMM, Inc.	373,687
20,690	Texas Instruments, Inc.	2,627,009
11,222	Xilinx, Inc.	1,104,133
		25,070,659
	SOFTWARE - 9.9%
11,699	Adobe, Inc.*	5,092,692
2,814	Atlassian Corp. PLC, Class A*	507,280
5,926	Citrix Systems, Inc.	876,515
14,814	Cloudflare, Inc., Class A*	532,563
2,875	DocuSign, Inc.*	495,104
956	HubSpot, Inc.*	214,479
8,763	Intuit, Inc.	2,595,513
175,865	Microsoft Corp.	35,790,286
1,939	RingCentral, Inc., Class A*	552,634
14,461	salesforce.com, Inc.*	2,708,979
2,268	ServiceNow, Inc.*	918,676
16,437	Slack Technologies, Inc., Class A*	511,026
9,578	Smartsheet, Inc., Class A*	487,712
4,090	VMware, Inc., Class A*	633,377
2,077	Zoom Video Communications, Inc., Class A*	526,603
4,973	Zscaler, Inc.*	544,543
		52,987,982
	SPECIALTY RETAIL - 2.6%
9,541	Best Buy Co., Inc.	832,643
2,087	Dick's Sporting Goods, Inc.	86,110
30,705	Home Depot, Inc. (The)	7,691,909
27,081	Lowe's Cos., Inc.	3,659,185
2,658	Ross Stores, Inc.	226,568
27,814	TJX Cos., Inc. (The)	1,406,276
1,627	Tractor Supply Co.	214,422
		14,117,113
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.8%
82,666	Apple, Inc.	30,156,557
3,455	Dell Technologies, Inc., Class C*	189,818
29,727	HP, Inc.	518,141
10,436	NetApp, Inc.	463,045
		31,327,561
	TEXTILES, APPAREL & LUXURY GOODS - 0.8%
242	Lululemon Athletica, Inc.*	75,506
34,860	NIKE, Inc., Class B	3,418,023
8,951	VF Corp.	545,474
		4,039,003

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	TOBACCO - 0.1%
13,348	Altria Group, Inc.	$523,909
	TRADING COMPANIES & DISTRIBUTORS - 0.3%
5,791	Fastenal Co.	248,086
12,970	GATX Corp.	790,911
1,681	WESCO International, Inc.*	59,020
1,585	WW Grainger, Inc.	497,944
		1,595,961
	WATER UTILITIES - 0.5%
19,301	American Water Works Co., Inc.	2,483,267
	WIRELESS TELECOMMUNICATION SERVICES - 0.1%
2,749	China Mobile Ltd., ADR	92,476
7,101	Telephone and Data Systems, Inc.	141,168
8,202	United States Cellular Corp.*	253,196
		486,840
	TOTAL COMMON STOCKS (Cost - $441,314,267)	519,209,480
Shares/ Principal		Fair Value
	RIGHTS - 0.0%†
15,420	Bristol-Myers Squibb Co., CVR (Cost - $35,466), expires 12/31/99*	$55,203
	SHORT-TERM INVESTMENTS - 2.9%
	MONEY MARKET FUNDS - 2.9%
15,481,659	Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.10% (a) (Cost - $15,481,659)	15,481,659
	TOTAL INVESTMENTS - 99.5% (Cost - $456,831,392)	$534,746,342
	OTHER ASSETS LESS LIABILITIES - NET 0.5%	2,444,738
	TOTAL NET ASSETS - 100.0%	$537,191,080

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

CVR - Contingent Value Rights

PLC - Public Limited Company

Holdings by Asset Class	% of Net Assets
Common Stocks	96.6%
Money Market Funds	2.9%
Rights	0.0%^
Other Assets less Liabilities - Net	0.5%
100.0%

^  Represents less than 0.05%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	116	9/18/2020	$17,923,160	$327,544

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited)

June 30, 2020

Shares/ Principal		Fair Value
	COMMON STOCKS - 96.4%
	AEROSPACE & DEFENSE - 1.1%
138	L3Harris Technologies, Inc.	$23,414
251	Lockheed Martin Corp.	91,595
101	Mercury Systems, Inc.*	7,945
179	Northrop Grumman Corp.	55,032
90	Teledyne Technologies, Inc.*	27,985
		205,971
	AIR FREIGHT & LOGISTICS - 0.5%
98	C.H. Robinson Worldwide, Inc.	7,748
30	Expeditors International of Washington, Inc.	2,281
647	United Parcel Service, Inc., Class B	71,934
		81,963
	AUTOMOBILES - 1.0%
173	Tesla, Inc.*	186,807
	BEVERAGES - 1.8%
7	Boston Beer Co., Inc. (The), Class A*	3,757
56	Brown-Forman Corp., Class A	3,224
490	Brown-Forman Corp., Class B	31,193
1,261	Coca-Cola Co. (The)	56,341
86	Coca-Cola European Partners PLC	3,247
79	Keurig Dr Pepper, Inc.	2,244
1,634	PepsiCo, Inc.	216,113
		316,119
	BIOTECHNOLOGY - 4.4%
2,311	AbbVie, Inc.	226,894
121	Alexion Pharmaceuticals, Inc.*	13,581
726	Amgen, Inc.	171,234
85	Arena Pharmaceuticals, Inc.*	5,351
85	Biogen, Inc.*	22,742
956	Gilead Sciences, Inc.	73,555
85	Incyte Corp.*	8,837
211	Ionis Pharmaceuticals, Inc.*	12,441
316	Moderna, Inc.*	20,290
147	Regeneron Pharmaceuticals, Inc.*	91,677
488	Vertex Pharmaceuticals, Inc.*	141,671
		788,273
	BUILDING PRODUCTS - 0.4%
256	Advanced Drainage Systems, Inc.	12,646
476	Allegion PLC	48,657
31	Trex Co., Inc.*	4,032
		65,335
	CAPITAL MARKETS - 1.7%
48	Ameriprise Financial, Inc.	7,202
900	Charles Schwab Corp. (The)	30,366
43	CME Group, Inc.	6,989
158	FactSet Research Systems, Inc.	51,898
233	Intercontinental Exchange, Inc.	21,343
Shares/ Principal		Fair Value
	CAPITAL MARKETS - 1.7% (Continued)
11	MarketAxess Holdings, Inc.	$5,510
108	Moody's Corp.	29,671
441	S&P Global, Inc.	145,301
		298,280
	CHEMICALS - 0.8%
505	Ecolab, Inc.	100,470
73	Sherwin-Williams Co. (The)	42,183
		142,653
	COMMERCIAL SERVICES & SUPPLIES - 0.4%
205	Cintas Corp.	54,604
187	Copart, Inc.*	15,571
189	IAA, Inc.*	7,290
		77,465
	COMMUNICATIONS EQUIPMENT - 1.1%
111	Ciena Corp.*	6,012
4,027	Cisco Systems, Inc.	187,819
53	Motorola Solutions, Inc.	7,427
		201,258
	CONSTRUCTION & ENGINEERING - 0.1%
251	EMCOR Group, Inc.	16,601
	DISTRIBUTORS - 0.0%†
18	Pool Corp.	4,894
	DIVERSIFIED CONSUMER SERVICES - 0.1%
140	Bright Horizons Family Solutions, Inc.*	16,408
35	Service Corp. International	1,361
		17,769
	ELECTRIC UTILITIES - 0.2%
58	IDACORP, Inc.	5,068
102	NextEra Energy, Inc.	24,497
		29,565
	ELECTRICAL EQUIPMENT - 0.2%
216	Generac Holdings, Inc.*	26,337
19	Hubbell, Inc.	2,382
		28,719
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.2%
178	Amphenol Corp., Class A	17,054
1,098	Avnet, Inc.	30,618
296	CDW Corp.	34,389
386	Cognex Corp.	23,052
41	Coherent, Inc.*	5,370
257	Dolby Laboratories, Inc., Class A	16,929
94	Keysight Technologies, Inc.*	9,474
1,003	National Instruments Corp.	38,826

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.2% (Continued)
180	Trimble, Inc.*	$7,774
159	Zebra Technologies Corp., Class A*	40,696
		224,182
	ENTERTAINMENT - 2.2%
630	Activision Blizzard, Inc.	47,817
274	Electronic Arts, Inc.*	36,182
531	Netflix, Inc.*	241,626
69	Spotify Technology SA*	17,815
110	Take-Two Interactive Software, Inc.*	15,353
2,806	Zynga, Inc., Class A*	26,769
		385,562
	EQUITY REAL ESTATE INVESTMENT - 1.5%
568	American Tower Corp.	146,851
226	Crown Castle International Corp.	37,821
48	Equinix, Inc.	33,710
194	Equity Residential	11,411
48	Prologis, Inc.	4,480
65	QTS Realty Trust, Inc., Class A	4,166
151	Realty Income Corp.	8,984
80	SBA Communications Corp.	23,834
53	UDR, Inc.	1,981
		273,238
	FOOD & STAPLES RETAILING - 1.2%
705	Costco Wholesale Corp.	213,763
	FOOD PRODUCTS - 0.7%
705	General Mills, Inc.	43,464
576	Hershey Co. (The)	74,661
25	McCormick & Co., Inc.	4,485
		122,610
	HEALTH CARE EQUIPMENT & SUPPLIES - 3.1%
762	Abbott Laboratories	69,670
236	Boston Scientific Corp.*	8,286
223	DexCom, Inc.*	90,404
1,692	Edwards Lifesciences Corp.*	116,934
118	Globus Medical, Inc., Class A*	5,630
213	Hologic, Inc.*	12,141
259	IDEXX Laboratories, Inc.*	85,512
69	Intuitive Surgical, Inc.*	39,318
38	Quidel Corp.*	8,502
109	ResMed, Inc.	20,928
87	STERIS PLC	13,349
312	Stryker Corp.	56,219
101	West Pharmaceutical Services, Inc.	22,944
		549,837
Shares/ Principal		Fair Value
	HEALTH CARE PROVIDERS & SERVICES - 2.5%
38	AmerisourceBergen Corp.	$3,829
151	Anthem, Inc.	39,710
137	Cardinal Health, Inc.	7,150
89	Centene Corp.*	5,656
179	HCA Healthcare, Inc.	17,374
29	Humana, Inc.	11,245
159	McKesson Corp.	24,394
33	Quest Diagnostics, Inc.	3,760
1,124	UnitedHealth Group, Inc.	331,524
		444,642
	HEALTH CARE TECHNOLOGY - 0.6%
164	Teladoc Health, Inc.*	31,298
304	Veeva Systems, Inc., Class A*	71,263
		102,561
	HOTELS, RESTAURANTS & LEISURE - 0.7%
34	Chipotle Mexican Grill, Inc.*	35,780
88	Domino's Pizza, Inc.	32,511
30	McDonald's Corp.	5,534
158	Penn National Gaming, Inc.*	4,825
414	Texas Roadhouse, Inc.	21,764
28	Wingstop, Inc.	3,891
212	Yum! Brands, Inc.	18,425
		122,730
	HOUSEHOLD DURABLES - 0.0%†
34	Helen of Troy Ltd.*	6,411
	HOUSEHOLD PRODUCTS - 0.9%
261	Church & Dwight Co., Inc.	20,175
357	Clorox Co. (The)	78,315
173	Colgate-Palmolive Co.	12,674
371	Procter & Gamble Co. (The)	44,361
		155,525
	INDUSTRIAL CONGLOMERATES - 0.3%
151	3M Co.	23,554
60	Carlisle Cos., Inc.	7,180
118	Honeywell International, Inc.	17,062
		47,796
	INSURANCE - 0.4%
844	Brown & Brown, Inc.	34,402
22	Hanover Insurance Group, Inc. (The)	2,229
397	Marsh & McLennan Cos., Inc.	42,626
		79,257
	INTERACTIVE MEDIA & SERVICES - 8.3%
246	Alphabet, Inc., Class A*	348,840
356	Alphabet, Inc., Class C*	503,245
2,635	Facebook, Inc., Class A*	598,330
379	Pinterest, Inc., Class A*	8,402

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	INTERACTIVE MEDIA & SERVICES - 8.3% (Continued)
806	Twitter, Inc.*	$24,011
209	Yelp, Inc.*	4,834
		1,487,662
	INTERNET & DIRECT MARKETING RETAIL - 8.1%
494	Amazon.com, Inc.*	1,362,857
3	Booking Holdings, Inc.*	4,777
432	eBay, Inc.	22,658
355	Etsy, Inc.*	37,712
12	Grubhub, Inc.*	844
71	Wayfair, Inc., Class A*	14,030
		1,442,878
	IT SERVICES - 8.3%
471	Accenture PLC, Class A	101,133
1,081	Automatic Data Processing, Inc.	160,950
22	Broadridge Financial Solutions, Inc.	2,776
88	Fidelity National Information Services, Inc.	11,800
966	Fiserv, Inc.*	94,301
98	Jack Henry & Associates, Inc.	18,035
968	Mastercard, Inc., Class A	286,238
34	Okta, Inc.*	6,808
1,003	Paychex, Inc.	75,977
1,681	PayPal Holdings, Inc.*	292,881
212	Square, Inc., Class A*	22,247
78	Twilio, Inc., Class A*	17,115
68	VeriSign, Inc.*	14,064
1,921	Visa, Inc., Class A	371,080
		1,475,405
	LIFE SCIENCES TOOLS & SERVICES - 1.0%
331	Agilent Technologies, Inc.	29,251
78	Illumina, Inc.*	28,887
24	Mettler-Toledo International, Inc.*	19,333
123	PRA Health Sciences, Inc.*	11,967
60	Repligen Corp.*	7,417
157	Thermo Fisher Scientific, Inc.	56,887
126	Waters Corp.*	22,730
		176,472
	MACHINERY - 0.9%
94	Graco, Inc.	4,511
554	Illinois Tool Works, Inc.	96,867
294	Toro Co. (The)	19,504
626	Xylem, Inc.	40,665
		161,547
	MEDIA - 0.7%
537	Altice USA, Inc., Class A*	12,104
10	Cable One, Inc.	17,749
58	Charter Communications, Inc., Class A*	29,582
Shares/ Principal		Fair Value
	MEDIA - 0.7% (Continued)
12,068	Sirius XM Holdings, Inc.	$70,839
316	TEGNA, Inc.	3,520
		133,794
	METALS & MINING - 0.0%†
41	Reliance Steel & Aluminum Co.	3,892
14	Royal Gold, Inc.	1,741
		5,633
	MULTILINE RETAIL - 0.1%
71	Dollar General Corp.	13,526
	MULTI-UTILITIES - 0.2%
505	CMS Energy Corp.	29,502
	PHARMACEUTICALS - 3.3%
867	Bristol-Myers Squibb Co.	50,980
962	Eli Lilly and Co.	157,941
3,203	Merck & Co., Inc.	247,688
910	Zoetis, Inc.	124,706
		581,315
	PROFESSIONAL SERVICES - 0.2%
281	IHS Markit Ltd.	21,216
282	Robert Half International, Inc.	14,898
		36,114
	ROAD & RAIL - 0.7%
46	Landstar System, Inc.	5,166
674	Union Pacific Corp.	113,953
		119,119
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.4%
1,723	Advanced Micro Devices, Inc.*	90,647
54	Analog Devices, Inc.	6,622
1,745	Applied Materials, Inc.	105,485
238	Broadcom, Inc.	75,115
324	Intel Corp.	19,385
155	Lam Research Corp.	50,136
47	Monolithic Power Systems, Inc.	11,139
1,003	NVIDIA Corp.	381,050
590	QUALCOMM, Inc.	53,814
136	Silicon Laboratories, Inc.*	13,637
799	Texas Instruments, Inc.	101,449
522	Xilinx, Inc.	51,360
		959,839
	SOFTWARE - 17.6%
158	ACI Worldwide, Inc.*	4,264
789	Adobe, Inc.*	343,460
34	Alteryx, Inc., Class A*	5,585
29	Appfolio, Inc., Class A*	4,719
See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	SOFTWARE - 17.6% (Continued)
255	Atlassian Corp. PLC, Class A*	$45,969
178	Autodesk, Inc.*	42,576
723	Cadence Design Systems, Inc.*	69,379
232	Citrix Systems, Inc.	34,315
529	Cloudflare, Inc., Class A*	19,018
612	DocuSign, Inc.*	105,392
152	Five9, Inc.*	16,822
73	Fortinet, Inc.*	10,021
85	HubSpot, Inc.*	19,070
456	Intuit, Inc.	135,063
7,552	Microsoft Corp.	1,536,908
279	New Relic, Inc.*	19,223
467	Nutanix, Inc., Class A*	11,070
74	Paycom Software, Inc.*	22,920
53	Paylocity Holding Corp.*	7,732
80	Qualys, Inc.*	8,322
206	RingCentral, Inc., Class A*	58,712
952	salesforce.com, Inc.*	178,338
369	ServiceNow, Inc.*	149,467
820	Slack Technologies, Inc., Class A*	25,494
435	Smartsheet, Inc., Class A*	22,150
53	Splunk, Inc.*	10,531
137	Synopsys, Inc.*	26,715
264	VMware, Inc., Class A*	40,883
206	Workday, Inc., Class A*	38,596
66	Zendesk, Inc.*	5,843
369	Zoom Video Communications, Inc., Class A*	93,556
229	Zscaler, Inc.*	25,075
		3,137,188
	SPECIALTY RETAIL - 2.8%
2	AutoZone, Inc.*	2,256
198	Best Buy Co., Inc.	17,280
871	Home Depot, Inc. (The)	218,194
1,242	Lowe's Cos., Inc.	167,819
163	Ross Stores, Inc.	13,894
1,362	TJX Cos., Inc. (The)	68,863
157	Tractor Supply Co.	20,691
		508,997
Shares/ Principal		Fair Value
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 8.2%
3,885	Apple, Inc.	$1,417,248
149	Dell Technologies, Inc., Class C*	8,186
87	HP, Inc.	1,516
833	NetApp, Inc.	36,960
278	Pure Storage, Inc., Class A*	4,818
		1,468,728
	TEXTILES, APPAREL & LUXURY GOODS - 1.2%
176	Lululemon Athletica, Inc.*	54,914
1,510	NIKE, Inc., Class B	148,055
130	VF Corp.	7,922
		210,891
	TRADING COMPANIES & DISTRIBUTORS - 0.3%
332	Fastenal Co.	14,223
93	SiteOne Landscape Supply, Inc.*	10,599
87	WW Grainger, Inc.	27,332
		52,154
	WIRELESS TELECOMMUNICATION SERVICES - 0.0%†
140	United States Cellular Corp.*	4,322
	TOTAL COMMON STOCKS (Cost - $12,671,734)	17,194,872
	RIGHTS - 0.0%†
837	Bristol-Myers Squibb Co., CVR (Cost - $1,925)*	2,997
	SHORT-TERM INVESTMENTS - 5.1%
	MONEY MARKET FUNDS - 5.1%
911,948	Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.10% (a) (Cost - $911,948)	911,948
	TOTAL INVESTMENTS - 101.5% (Cost - $13,585,607)	$18,109,817
	OTHER ASSETS LESS LIABILITIES - NET (1.5)%	(266,173)
	TOTAL NET ASSETS - 100.0%	$17,843,644

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

CVR - Contingent Value Rights

PLC - Public Limited Company

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Holdings by Asset Class	% of Net Assets
Common Stocks	96.4%
Money Market Funds	5.1%
Rights	0.0%^
Other Assets less Liabilities - Net	(1.5)%
100.0%

^  Represents less than 0.05%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	4	9/18/2020	$618,040	$5,273

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited)

June 30, 2020

Shares/ Principal		Fair Value
	COMMON STOCKS - 90.0%
	AEROSPACE & DEFENSE - 0.6%
2,919	Airbus SE*	$208,249
27,613	BAE Systems PLC	164,929
5,423	CAE, Inc.	87,676
11,241	Meggitt PLC	40,876
5,286	Rolls-Royce Holdings PLC*	18,641
717	Saab AB, Class B*	17,901
2,075	Safran SA*	207,930
7,400	Singapore Technologies Engineering Ltd.	17,505
206	Thales SA	16,631
		780,338
	AIR FREIGHT & LOGISTICS - 0.3%
6,372	Deutsche Post AG*	232,951
1,025	DSV PANALPINA A/S	125,083
13,000	Sinotrans Ltd., Class H	2,634
1,300	Yamato Holdings Co. Ltd.	28,076
		388,744
	AIRLINES - 0.1%
5,712	Azul SA*	21,086
92,000	China Eastern Airlines Corp. Ltd., Class H*	32,762
4,297	easyJet PLC	36,104
		89,952
	AUTO COMPONENTS - 1.1%
3,600	Bridgestone Corp.	115,756
634	Continental AG*	62,065
7,000	Denso Corp.	272,837
1,641	Dometic Group AB*,(a)	14,714
606	Hella GmbH & Co. KGaA	24,775
676	Hyundai Mobis Co. Ltd.	107,904
13,200	JTEKT Corp.	102,409
700	Koito Manufacturing Co. Ltd.	28,160
4,027	Magna International, Inc.	178,761
8,100	Sumitomo Rubber Industries Ltd.	79,735
10,600	Tokai Rika Co. Ltd.	153,176
3,300	Toyoda Gosei Co. Ltd.	68,578
9,300	Toyota Boshoku Corp.	124,736
		1,333,606
	AUTOMOBILES - 1.3%
317,300	Astra International TBK PT	106,618
40,500	BAIC Motor Corp. Ltd., Class H (a)	17,505
4,100	BYD Co. Ltd., Class A	41,614
1,466	Ferrari NV	250,027
9,400	Honda Motor Co. Ltd.	240,086
1,839	Hyundai Motor Co.	149,370
5,400	Isuzu Motors Ltd.	48,717
3,576	Kia Motors Corp.	95,283
Shares/ Principal		Fair Value
	AUTOMOBILES - 1.3% (Continued)
15,700	Mitsubishi Motors Corp.	$38,710
7,843	NIO, Inc., ADR*	60,548
3,589	Peugeot SA*	58,369
3,985	Renault SA*	101,062
5,800	Toyota Motor Corp.	363,532
7,300	Yamaha Motor Co. Ltd.	114,218
		1,685,659
	BANKS - 8.6%
12,367	ABN AMRO Bank NV, CVA (a)	106,481
8,658	Absa Group Ltd.	42,505
458	Australia & New Zealand Banking Group Ltd.	5,878
73,036	Banco Bilbao Vizcaya Argentaria SA	251,341
12,342	Banco Bradesco SA	43,045
68,442	Banco Bradesco SA	261,139
7,371	Banco Do Brasil SA	43,293
20,600	Banco Santander Brasil SA	106,362
110,858	Banco Santander SA	270,747
1,950	Bancolombia SA	12,881
101,800	Bank Central Asia TBK PT	202,923
19,320	Bank Hapoalim BM	114,883
5,114	Bank Leumi Le-Israel BM	25,578
208,800	Bank Mandiri Persero TBK PT	72,353
470,000	Bank of China Ltd., Class H*	174,041
108,000	Bank of Communications Co. Ltd., Class H*	66,608
9,844	Bank of Montreal	522,267
13,183	Bank of Nova Scotia (The)	543,774
460,200	Bank Rakyat Indonesia Persero TBK PT	97,613
28,744	Bendigo & Adelaide Bank Ltd.	138,730
564	BNP Paribas SA*	22,405
83,000	BOC Hong Kong Holdings Ltd.	263,978
746	Canadian Imperial Bank of Commerce	49,700
214,000	China CITIC Bank Corp. Ltd., Class H	93,326
532,000	China Construction Bank Corp., Class H	430,380
37,000	China Everbright Bank Co. Ltd., Class A	18,725
6,300	China Merchants Bank Co. Ltd., Class A	30,030
5,000	China Merchants Bank Co. Ltd., Class H	22,999
18,700	China Minsheng Banking Corp. Ltd., Class A	14,988
155,100	China Minsheng Banking Corp. Ltd., Class H*	106,462
119,000	Chongqing Rural Commercial Bank Co. Ltd., Class H	46,829
14,700	CIMB Group Holdings BHD	12,213
9,521	Commonwealth Bank of Australia	455,063
7,600	DBS Group Holdings Ltd.	113,315
28,500	Grupo Financiero Banorte SAB de CV, Class O*	98,092
1,705	Hana Financial Group, Inc.	38,272
1,400	Hang Seng Bank Ltd.	23,501
122,343	HSBC Holdings PLC	572,318

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	BANKS - 8.6% (Continued)
294,000	Industrial & Commercial Bank of China Ltd., Class H	$178,286
19,200	Industrial Bank Co. Ltd., Class A*	42,829
1,090	Industrial Bank of Korea	7,322
13,482	ING Groep NV	93,852
76,807	Intesa Sanpaolo SpA*	146,962
42,375	Itau Unibanco Holding SA	198,339
3,787	KB Financial Group, Inc.	106,887
540,606	Lloyds Banking Group PLC	208,240
140,800	Malayan Banking BHD	246,770
18,411	Mediobanca Banca di Credito Finanziario SpA	132,134
954	Mizrahi Tefahot Bank Ltd.	17,812
2,059	Nedbank Group Ltd.	12,034
17,013	Nordea Bank Abp*	117,477
6,750	OTP Bank Nyrt*	235,711
19,900	Oversea-Chinese Banking Corp. Ltd.	128,382
7,600	Ping An Bank Co. Ltd., Class A	13,752
30,300	Public Bank BHD	116,674
2,018	Raiffeisen Bank International AG*	35,947
8,600	Resona Holdings, Inc.	29,319
14,676	Royal Bank of Canada	992,516
62,617	Royal Bank of Scotland Group PLC	94,081
5,700	Shinhan Financial Group Co. Ltd.	136,239
21,075	Societe Generale SA*	350,322
26,364	Standard Bank Group Ltd.	158,563
10,470	Standard Chartered PLC	56,935
12,000	Sumitomo Mitsui Financial Group, Inc.	337,248
5,000	Sumitomo Mitsui Trust Holdings, Inc.	140,196
7,866	Swedbank AB, Class A*	100,809
78,900	Thanachart Capital PCL, NVDR	90,624
14,054	Toronto-Dominion Bank (The)	625,207
6,400	United Overseas Bank Ltd.	92,808
2,054	Woori Financial Group, Inc.	15,044
2,100	Yamaguchi Financial Group, Inc.	12,886
		10,787,245
	BEVERAGES - 1.5%
1,567	Ambev SA	4,075
2,924	Anheuser-Busch InBev SA	144,057
1,100	Asahi Group Holdings Ltd.	38,500
1,595	Britvic PLC	15,175
12,000	China Resources Beer Holdings Co. Ltd.	66,886
2,600	Coca-Cola Femsa SAB de CV	11,288
4,285	Coca-Cola HBC AG*	107,373
21,933	Diageo PLC	726,698
6,400	Fomento Economico Mexicano SAB de CV	39,516
1,700	Fraser & Neave Holdings BHD	12,886
729	Heineken NV	67,189
2,600	Kirin Holdings Co. Ltd.	54,815
300	Kweichow Moutai Co. Ltd., Class A	62,038
Shares/ Principal		Fair Value
	BEVERAGES - 1.5% (Continued)
2,288	Pernod Ricard SA	$359,896
1,650	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	33,820
3,100	Suntory Beverage & Food Ltd.	120,828
5,040	Treasury Wine Estates Ltd.	36,366
		1,901,406
	BIOTECHNOLOGY - 1.4%
7,500	3SBio, Inc.*,(a)	9,503
240	BeiGene Ltd., ADR*	45,216
1,070	Celltrion, Inc.*	272,203
9,200	Chongqing Zhifei Biological Products Co Ltd, Class A*	130,247
3,690	CSL Ltd.	729,142
278	Galapagos NV*	54,657
416	Genmab A/S*	139,169
2,112	Grifols SA	64,118
162	Helixmith Co. Ltd.*	8,229
20,400	Hualan Biological Engineering, Inc., Class A	144,505
4,500	Innovent Biologics, Inc.*,(a)	33,385
600	PeptiDream, Inc.*	27,474
5,900	Shenzhen Kangtai Biological Products Co. Ltd., Class A	135,246
228	Zai Lab Ltd., ADR*	18,726
		1,811,820
	BUILDING PRODUCTS - 0.8%
14,800	Assa Abloy AB, Class B	300,952
5	Belimo Holding AG	36,779
14,000	China Lesso Group Holdings Ltd.	18,208
2,104	CIE de Saint-Gobain*	75,738
1,400	Daikin Industries Ltd.	224,952
539	Geberit AG	269,742
1,246	Kingspan Group PLC	80,258
1,600	Sanwa Holdings Corp.	14,267
		1,020,896
	CAPITAL MARKETS - 2.1%
981	Amundi SA*,(a)	76,796
5,127	Ashmore Group PLC	26,429
1,097	ASX Ltd.	64,486
21,000	B3 SA - Brasil Bolsa Balcao	212,991
13,370	Brookfield Asset Management, Inc., Class A	438,599
20,000	China International Capital Corp. Ltd., Class H*,(a)	39,275
2,321	China Merchants Securities Co. Ltd., Class A	7,202
16,326	Credit Suisse Group AG	168,817
4,377	Deutsche Boerse AG	791,726
539	DWS Group GmbH & Co. KGaA*,(a)	19,560
6,040	East Money Information Co. Ltd., Class A	17,247

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	CAPITAL MARKETS - 2.1% (Continued)
892	EQT AB	$16,004
1,081	Euronext NV (a)	108,361
14,300	Guotai Junan Securities Co. Ltd., Class A	34,890
47,400	Guotai Junan Securities Co. Ltd., Class H (a)	65,561
3,900	Hong Kong Exchanges & Clearing Ltd.	166,055
9,806	IG Group Holdings PLC	99,111
1,300	Japan Exchange Group, Inc.	30,028
206	Korea Investment Holdings Co. Ltd.	7,621
506	London Stock Exchange Group PLC	52,255
437	Macquarie Group Ltd.	35,684
507	Magellan Financial Group Ltd.	20,250
9,333	Man Group PLC/Jersey	15,066
5,297	Meritz Securities Co. Ltd.	13,343
1,128	Mirae Asset Daewoo Co. Ltd.	6,255
13,024	Natixis SA*	34,010
1,090	NH Investment & Securities Co. Ltd.	7,494
1,278	Perpetual Ltd.	26,107
690	Reinet Investments SCA	12,095
1,245	Samsung Securities Co. Ltd.	27,273
621	TMX Group Ltd.	61,202
		2,701,793
	CHEMICALS - 3.6%
2,371	Akzo Nobel NV	212,347
7,700	Asahi Kasei Corp.	62,494
4,857	BASF SE	272,102
1,715	Chr Hansen Holding A/S	176,773
1,220	Covestro AG*,(a)	46,383
1,430	Croda International PLC	92,869
9,800	Daicel Corp.	75,668
6,400	DIC Corp.	160,230
168	Givaudan SA	625,512
1,194	Hanwha Solutions Corp.	19,108
5,600	Kaneka Corp.	145,340
1,786	Koninklijke DSM NV	247,133
242	LG Chem Ltd.	98,683
63	Lotte Chemical Corp.	8,747
27,800	Mitsubishi Chemical Holdings Corp.	161,670
1,100	Mitsui Chemicals, Inc.	22,910
1,400	Nippon Shokubai Co. Ltd.	73,189
3,400	Nitto Denko Corp.	192,242
1,557	Novozymes A/S, Class B	89,981
2,635	Nutrien Ltd.	84,390
83	OCI Co. Ltd.*	2,553
4,324	Orica Ltd.	49,538
38,200	PTT Global Chemical PCL, NVDR	57,162
2,400	Shin-Etsu Chemical Co. Ltd.	280,187
2,874	Sika AG	553,083
351	Solvay SA	28,092
46,100	Sumitomo Chemical Co. Ltd.	137,593
Shares/ Principal		Fair Value
	CHEMICALS - 3.6% (Continued)
1,760	Symrise AG	$204,593
8,400	Teijin Ltd.	133,453
8,000	Toray Industries, Inc.	37,633
7,000	Ube Industries Ltd.	120,165
1,008	Umicore SA	47,448
		4,519,271
	COMMERCIAL SERVICES & SUPPLIES - 0.5%
145	Boyd Group Services, Inc.	21,513
19,426	Brambles Ltd.	145,384
17,000	Country Garden Services Holdings Co. Ltd.	78,963
8,765	G4S PLC	12,341
11,780	HomeServe PLC	189,948
5,197	Rentokil Initial PLC	32,723
1,000	Secom Co. Ltd.	87,343
		568,215
	COMMUNICATIONS EQUIPMENT - 0.3%
49,436	Nokia Oyj	215,905
21,153	Telefonaktiebolaget LM Ericsson, Class B	195,622
		411,527
	CONSTRUCTION & ENGINEERING - 0.9%
1,631	Bouygues SA*	55,707
83,000	China Communications Construction Co. Ltd., Class H	46,799
110,000	China Communications Services Corp. Ltd., Class H	68,409
130,000	China Railway Construction Corp. Ltd., Class H	102,149
178,000	China Railway Group Ltd., Class H	91,406
1,200	COMSYS Holdings Corp.	35,427
197	Daelim Industrial Co. Ltd.	13,479
1,783	Daewoo Engineering & Construction Co. Ltd.*	5,084
423	GS Engineering & Construction Corp.	8,633
1,792	HOCHTIEF AG	158,901
606	Hyundai Engineering & Construction Co. Ltd.	16,651
15,700	Kajima Corp.	186,855
3,900	Kandenko Co. Ltd.	33,149
700	Kyowa Exeo Corp.	16,708
173,000	Metallurgical Corp. of China Ltd., Class H	27,455
1,322	Samsung Engineering Co. Ltd.*	13,463
21,000	Sinopec Engineering Group Co. Ltd., Class H	8,941
4,298	Skanska AB, Class B*	87,421
3,000	Taisei Corp.	109,005
536	WSP Global, Inc.	32,766
		1,118,408

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	CONSTRUCTION MATERIALS - 0.1%
7,800	Anhui Conch Cement Co. Ltd., Class A	$58,339
3,000	Anhui Conch Cement Co. Ltd., Class H	20,205
73,000	BBMG Corp., Class H	14,223
180,400	Cemex SAB de CV	50,591
32,000	China Resources Cement Holdings Ltd.	39,182
		182,540
	CONSUMER FINANCE - 0.0%†
4,300	AEON Financial Service Co. Ltd.	46,832
8,800	Muangthai Capital PCL, NVDR	14,806
		61,638
	CONTAINERS & PACKAGING - 0.2%
6,867	CCL Industries, Inc., Class B	221,236
1,178	Smurfit Kappa Group PLC	39,375
1,400	Toyo Seikan Group Holdings Ltd.	15,780
		276,391
	DISTRIBUTORS - 0.0%†
1,100	Jardine Cycle & Carriage Ltd.	15,896
	DIVERSIFIED CONSUMER SERVICES - 0.4%
800	Benesse Holdings, Inc.	21,430
362	GSX Techedu, Inc., ADR*	21,716
5,186	IDP Education Ltd.	55,308
4,500	Koolearn Technology Holding Ltd.*,(a)	18,057
1,890	New Oriental Education & Technology Group, Inc., ADR*	246,135
2,342	TAL Education Group, ADR*	160,146
		522,792
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
2,344	Banca Mediolanum SpA	16,823
3,718	Challenger Ltd.	11,289
1,674	EXOR NV	95,587
61,598	FirstRand Ltd.	134,931
315	GRENKE AG*	24,270
2,530	Groupe Bruxelles Lambert SA	212,208
5,910	Kinnevik AB, Class B	155,479
3,560	L E Lundbergforetagen AB, Class B*	161,557
9,300	Mitsubishi UFJ Lease & Finance Co. Ltd.	43,963
2,163	Onex Corp.	97,398
		953,505
	DIVERSIFIED TELECOMMUNICATION - 1.6%
90,618	BT Group PLC	127,699
599	Cellnex Telecom SA*,(a)	36,491
320,000	China Telecom Corp. Ltd., Class H	89,595
92,000	China Unicom Hong Kong Ltd.	49,736
788	Elisa Oyj	47,916
2,077	Infrastrutture Wireless Italiane SpA (a)	20,808
21,447	Koninklijke KPN NV	56,848
9,400	Nippon Telegraph & Telephone Corp.	219,175
Shares/ Principal		Fair Value
	DIVERSIFIED TELECOMMUNICATION - 1.6% (Continued)
16,420	Orange SA	$196,316
154,500	Singapore Telecommunications Ltd.	272,442
886	Sunrise Communications Group AG*,(a)	78,590
253	Swisscom AG	132,408
8,188	Telecom Italia SpA/Milano	3,216
22,791	Telefonica SA	108,714
33,900	Telekom Malaysia BHD	32,832
20,229	Telenor ASA	293,779
51,433	Telia Co. AB	192,115
		1,958,680
	ELECTRIC UTILITIES - 1.4%
33,500	CLP Holdings Ltd.	328,497
4,200	CPFL Energia SA*	23,575
817	Endesa SA	20,123
43,054	Enel SpA	371,278
16,800	Hokuriku Electric Power Co.	107,136
1,448	Hydro One Ltd. (a)	27,142
10,277	Iberdrola SA	119,120
2,700	Kansai Electric Power Co., Inc. (The)	26,153
1,580	Korea Electric Power Corp.*	25,614
1,378	Orsted A/S (a)	158,941
16,300	Shikoku Electric Power Co., Inc.	120,114
49,610	Spark Infrastructure Group	73,778
1,468	SSE PLC	24,750
61,500	Tenaga Nasional BHD	166,775
15,967	Terna Rete Elettrica Nazionale SpA	109,716
808	Verbund AG	36,173
		1,738,885
	ELECTRICAL EQUIPMENT - 0.8%
1,385	ABB Ltd.	31,177
3,400	Contemporary Amperex Technology Co. Ltd., Class A	83,802
1,566	Legrand SA	118,934
296	LS Corp.	8,564
500	Mabuchi Motor Co. Ltd.	15,896
2,200	Nidec Corp.	146,741
3,856	Schneider Electric SE	428,236
19,953	WEG SA	186,601
25,600	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	21,932
		1,041,883
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.8%
3,800	Alps Alpine Co. Ltd.	48,607
500	Amano Corp.	10,368
3,300	Anritsu Corp.	78,183
119	Barco NV*	20,984

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.8% (Continued)
42,000	China Railway Signal & Communication Corp. Ltd., Class H (a)	$18,045
14,900	Citizen Watch Co. Ltd.	48,338
810	Halma PLC	23,049
1,906	Hexagon AB, Class B*	111,291
300	Horiba Ltd.	15,795
1,700	Keyence Corp.	709,561
15,000	Kingboard Laminates Holdings Ltd.	15,077
2,800	Kyocera Corp.	152,218
8,800	Lens Technology Co. Ltd., Class A	34,881
1,669	LG Display Co. Ltd.*	15,749
177	LG Innotek Co. Ltd.	25,678
31,069	Luxshare Precision Industry Co. Ltd., Class A	225,528
6,100	Murata Manufacturing Co. Ltd.	357,117
2,000	Omron Corp.	133,846
483	Samsung Electro-Mechanics Co. Ltd.	51,799
134	Samsung SDI Co. Ltd.	40,495
7,900	Sunny Optical Technology Group Co. Ltd.	126,393
1,400	Topcon Corp.	11,238
		2,274,240
	ENERGY EQUIPMENT & SERVICES - 0.1%
15,884	Tenaris SA	102,545
2,840	Worley Ltd.	17,051
		119,596
	ENTERTAINMENT - 0.9%
597	Bilibili, Inc., ADR*	27,653
19,265	Cineworld Group PLC	14,411
69	CTS Eventim AG & Co KGaA*	2,867
2,300	DeNA Co. Ltd.	28,653
2,200	Konami Holdings Corp.	73,207
62	NCSoft Corp.	45,926
626	NetEase, Inc., ADR	268,792
1,900	Nexon Co. Ltd.	42,919
900	Nintendo Co. Ltd.	400,510
1,782	Ubisoft Entertainment SA*	146,907
1,585	Vivendi SA	40,659
11,300	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	74,757
		1,167,261
	EQUITY REAL ESTATE INVESTMENT - 0.9%
1,004	Allied Properties Real Estate Investment Trust	30,194
10,300	Ascendas Real Estate Investment Trust	23,405
1,255	Canadian Apartment Properties REIT	44,773
23,000	Champion REIT	11,959
317	Cofinimmo SA	43,579
741	Gecina SA	91,548
Shares/ Principal		Fair Value
	EQUITY REAL ESTATE INVESTMENT - 0.9% (Continued)
16	GLP J-Reit	$23,210
8,005	Goodman Group	81,845
52,564	GPT Group (The)	150,914
2	Kenedix Office Investment Corp.	11,141
28,900	Link REIT	236,220
108,407	Mirvac Group	161,965
27,203	Scentre Group	40,643
14,133	Stockland	32,208
1,847	Unibail-Rodamco-Westfield	104,055
45,363	Vicinity Centres	44,662
		1,132,321
	FOOD & STAPLES RETAILING - 1.1%
2,344	Alimentation Couche-Tard, Inc., Class B	73,263
1,633	Axfood AB	35,651
106,200	Berli Jucker PCL, NVDR	135,724
5,313	Carrefour SA	82,080
1,174	Clicks Group Ltd.	14,214
840	Colruyt SA	46,201
16,500	CP ALL PCL, NVDR	36,168
4,600	FamilyMart Co. Ltd.	78,838
6,684	J Sainsbury PLC	17,236
3,471	Kesko Oyj, Class B	59,334
1,892	Loblaw Cos. Ltd.	91,836
2,720	Magnit PJSC, GDR	35,333
10,301	Metcash Ltd.	19,291
430	Metro, Inc./CN	17,680
6,900	Seven & i Holdings Co. Ltd.	225,129
600	Sundrug Co. Ltd.	19,854
43,037	Tesco PLC	121,296
41,847	Wal-Mart de Mexico SAB de CV	99,551
39,547	Wm Morrison Supermarkets PLC	93,111
4,808	Woolworths Group Ltd.	123,408
		1,425,198
	FOOD PRODUCTS - 3.2%
2,734	a2 Milk Co., Ltd.*	35,125
145	Barry Callebaut AG	276,518
11	Chocoladefabriken Lindt & Spruengli AG	90,549
66,000	Dali Foods Group Co. Ltd. (a)	40,023
4,695	Danone SA*	324,618
700	House Foods Group, Inc.	22,580
7,442	JBS SA	28,964
441	JDE Peet's BV*	17,871
399	Kerry Group PLC, Class A	49,430
700	Kewpie Corp.	13,204
600	MEIJI Holdings Co. Ltd.	47,717
640	Muyuan Foodstuff Co. Ltd., Class A	7,419
25,291	Nestle SA	2,795,609
47	NongShim Co. Ltd.	14,282

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	FOOD PRODUCTS - 3.2% (Continued)
8,495	Orkla ASA	$74,233
6,900	QL Resources BHD	15,459
1,343	Saputo, Inc.	31,918
750	Strauss Group Ltd.	20,788
3,540	Tate & Lyle PLC	29,201
21,000	Uni-President China Holdings Ltd.	20,918
500	Yakult Honsha Co. Ltd.	29,429
5,000	Yihai International Holding Ltd.*	51,255
		4,037,110
	GAS UTILITIES - 0.4%
72,450	Hong Kong & China Gas Co. Ltd.	112,174
24,324	Italgas SpA	141,242
431	Korea Gas Corp.	9,388
8,005	Naturgy Energy Group SA	148,933
49	Rubis SCA	2,354
531	Snam SpA	2,585
2,700	Tokyo Gas Co. Ltd.	64,569
14,000	Towngas China Co. Ltd.*	6,322
		487,567
	HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
3,315	Alcon, Inc.*	190,178
4,633	Ansell Ltd.	117,066
1,058	Carl Zeiss Meditec AG*	103,144
828	Cochlear Ltd.	107,705
459	Coloplast A/S, Class B	71,106
9,213	Elekta AB, Class B	85,696
5,310	Fisher & Paykel Healthcare Corp. Ltd.	121,692
34,000	Hartalega Holdings BHD	103,151
900	Hoya Corp.	85,591
13,065	Koninklijke Philips NV*	609,263
600	Nihon Kohden Corp.	20,160
355	Sartorius AG	116,665
1,400	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	60,500
919	Siemens Healthineers AG (a)	44,022
8,888	Smith & Nephew PLC	165,334
70	Sonova Holding AG*	13,973
12,500	Supermax Corp. BHD*	23,337
1,700	Sysmex Corp.	129,684
2,700	Terumo Corp.	102,134
13,600	Top Glove Corp BHD	51,099
		2,321,500
	HEALTH CARE PROVIDERS & SERVICES - 0.2%
2,739	Amplifon SpA*	72,939
5,678	Sonic Healthcare Ltd.	118,960
		191,899
	HEALTH CARE TECHNOLOGY - 0.1%
1,600	M3, Inc.	67,998
Shares/ Principal		Fair Value
	HOTELS, RESTAURANTS & LEISURE - 1.0%
26,363	Aristocrat Leisure Ltd.	$462,849
12,159	Compass Group PLC	167,063
629	Evolution Gaming Group AB (a)	37,511
2,080	Greggs PLC	41,635
1,662	GVC Holdings PLC	15,209
10,000	Jiumaojiu International Holdings Ltd.*,(a)	17,263
500	McDonald's Holdings Co. Japan Ltd.	26,973
1,000	Oriental Land Co. Ltd./Japan	131,992
744	Restaurant Brands International, Inc.	40,363
11,600	Sands China Ltd.	45,499
2,490	Sodexo SA	168,358
49,043	Tabcorp Holdings Ltd.	114,129
		1,268,844
	HOUSEHOLD DURABLES - 1.0%
10,793	Barratt Developments PLC	66,132
929	Bellway PLC	29,225
3,101	Berkeley Group Holdings PLC	159,586
2,500	Cyrela Brazil Realty SA Empreendimentos e Participacoes	10,563
8,000	Gafisa SA*	8,815
1,387	LG Electronics, Inc.	72,876
6,300	Nikon Corp.	52,673
15,000	Q Technology Group Co. Ltd.	19,547
5,800	Sekisui House Ltd.	110,344
9,400	Sony Corp.	643,367
76,441	Taylor Wimpey PLC	134,686
		1,307,814
	HOUSEHOLD PRODUCTS - 0.3%
129	Henkel AG & Co. KGaA	12,008
2,111	Reckitt Benckiser Group PLC	193,853
5,400	Unicharm Corp.	221,235
		427,096
	INDEPENDENT POWER AND RENEWABLE ELECTRICITY - 0.2%
14,300	B Grimm Power PCL	24,753
12,600	B Grimm Power PCL, NVDR	21,810
47,000	China Power International Development Ltd.	8,611
124,000	Datang International Power Generation Co. Ltd., Class H	16,159
1,929	EDP Renovaveis SA	26,649
5,400	Electric Power Development Co. Ltd.	102,359
22,500	Gulf Energy Development PCL, NVDR	27,481
13,500	Gulf Energy Development PCL	16,489
62,000	Huadian Power International Corp. Ltd., Class H*	17,839
1,210	Uniper SE	39,003
		301,153

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	INDUSTRIAL CONGLOMERATES - 1.1%
18,300	Alfa SAB de CV, Class A	$10,224
301	DCC PLC	25,030
400	Jardine Matheson Holdings Ltd.	16,696
307	Lifco AB, Class B	19,441
9,000	NWS Holdings Ltd.	7,769
535	Samsung C&T Corp.	51,594
58,000	Shanghai Industrial Holdings Ltd.	89,203
7,310	Siemens AG	860,103
425	SK Holdings Co. Ltd.	102,818
920	SM Investments Corp.*	17,338
7,461	Smiths Group PLC	130,170
500	Toshiba Corp.	15,920
		1,346,306
	INSURANCE - 3.7%
69,200	AIA Group Ltd.	645,532
1,450	ASR Nederland NV	44,525
29,319	Assicurazioni Generali SpA	443,562
26,832	Aviva PLC	90,708
17,061	AXA SA*	356,644
924	Baloise Holding AG	138,568
4,100	China Life Insurance Co. Ltd., Class A*	15,770
89,000	China Life Insurance Co. Ltd., Class H*	179,138
202,000	China Reinsurance Group Corp., Class H	20,590
10,042	CNP Assurances*	115,606
20,500	Dai-ichi Life Holdings, Inc.	243,792
4,188	Direct Line Insurance Group PLC	14,023
8,698	Gjensidige Forsikring ASA*	159,678
2,687	Great-West Lifeco, Inc.	46,953
1,794	Hanwha Life Insurance Co. Ltd.	2,028
8,462	Insurance Australia Group Ltd.	33,617
465	Intact Financial Corp.	44,114
4,500	IRB Brasil Resseguros S/A	9,105
18,200	Japan Post Holdings Co. Ltd.	129,341
900	Japan Post Insurance Co. Ltd.	11,788
19,274	Manulife Financial Corp., Class Common Subscription Receipt	261,374
47,411	Momentum Metropolitan Holdings	48,052
4,800	MS&AD Insurance Group Holdings, Inc.	131,740
29,706	Old Mutual Ltd.	20,585
163,000	People's Insurance Co. Group of China Ltd. (The), Class H	47,530
72,000	PICC Property & Casualty Co. Ltd., Class H	59,362
46,000	Ping An Insurance Group Co. of China Ltd., Class H	459,973
1,428	Prudential PLC	21,500
1,129	Sampo OYJ, Class A	38,827
77	Samsung Fire & Marine Insurance Co. Ltd.	11,267
300	Samsung Life Insurance Co. Ltd.	11,149
25,363	Sanlam Ltd.	86,037
3,960	SCOR SE*	108,523
Shares/ Principal		Fair Value
	INSURANCE - 3.7% (Continued)
700	Sompo Holdings, Inc.	$24,053
2,900	Swiss Re AG	223,602
19,400	T&D Holdings, Inc.	165,615
5,000	Tokio Marine Holdings, Inc.	217,732
		4,682,003
	INTERACTIVE MEDIA & SERVICES - 2.8%
28,441	Auto Trader Group PLC (a)	184,986
913	Baidu, Inc., ADR*	109,459
600	Dip Corp.	12,130
1,600	Kakaku.com, Inc.	40,473
973	NAVER Corp.	215,979
199	REA Group Ltd	14,781
12,203	Rightmove PLC	82,326
42,200	Tencent Holdings Ltd.	2,714,800
33,100	Z Holdings Corp.	161,381
		3,536,315
	INTERNET & DIRECT MARKETING RETAIL - 4.0%
12,024	Alibaba Group Holding Ltd., ADR*	2,593,577
1,184	Delivery Hero SE*,(a)	120,960
592	HelloFresh SE*	31,517
7,958	JD.com, Inc., ADR*	478,912
1,625	Just Eat Takeaway.com NV*,(a)	169,298
24,400	Meituan Dianping, Class B*	541,176
11,848	Moneysupermarket.com Group PLC	47,373
2,406	Naspers Ltd., Class N	438,011
2,556	Pinduoduo, Inc., ADR*	219,407
3,273	Prosus NV*	304,158
2,444	Vipshop Holdings Ltd., ADR*	48,660
		4,993,049
	IT SERVICES - 1.3%
47	Adyen NV*,(a)	68,387
948	Afterpay Ltd.*	39,808
2,752	Amadeus IT Group SA	143,356
5,040	CGI, Inc.*	316,499
2,309	Edenred	100,959
300	Fujitsu Ltd.	35,093
700	Nihon Unisys Ltd.	21,833
1,100	Nomura Research Institute Ltd.	29,844
900	NTT Data Corp.	10,002
200	Obic Co. Ltd.	34,982
156	Samsung SDS Co. Ltd.	21,853
500	SCSK Corp.	24,285
726	Shopify, Inc., Class A*	687,499
165	Sopra Steria Group	20,330
1,261	Worldline SA/France*,(a)	109,168
		1,663,898

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	LEISURE PRODUCTS - 0.2%
1,719	HLB, Inc.*	$132,335
2,600	Sankyo Co. Ltd.	62,804
200	Yamaha Corp.	9,399
		204,538
	LIFE SCIENCES TOOLS & SERVICES - 0.2%
241	Lonza Group AG	127,221
172	Sartorius Stedim Biotech	43,466
86	Tecan Group AG	30,459
1,500	WuXi AppTec Co. Ltd., Class H (a)	19,489
5,000	Wuxi Biologics Cayman, Inc.*,(a)	91,479
		312,114
	MACHINERY - 1.6%
1,760	Alfa Laval AB*	38,613
1,770	Alstom SA	82,322
6,500	Amada Co. Ltd.	53,080
626	Atlas Copco AB, Class A	26,514
2,599	Atlas Copco AB, Class B	96,131
152	Bucher Industries AG	43,761
976	Duerr AG	25,432
1,300	FANUC Corp.	232,080
1,256	Interpump Group SpA	37,298
195	Knorr-Bremse AG*	19,762
3,600	Komatsu Ltd.	73,528
2,463	Kone OYJ, Class B	169,354
678	Konecranes OYJ	15,321
3,100	Kubota Corp.	46,205
688	Metso OYJ*	22,540
167	Rational AG	93,483
3,866	Sandvik AB*	72,244
27,200	Sany Heavy Industry Co. Ltd., Class A	72,132
288	Schindler Holding AG	67,779
13,500	Sinotruk Hong Kong Ltd.	34,924
548	Spirax-Sarco Engineering PLC	67,548
1,900	Sumitomo Heavy Industries Ltd.	41,299
25,000	Techtronic Industries Co. Ltd.	244,502
17,600	UWC BHD	15,074
1,710	Valmet OYJ	44,615
13,424	Wartsila OYJ Abp	110,938
1,800	Yaskawa Electric Corp.	62,149
41,399	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	37,630
15,200	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H*	11,708
		1,957,966
	MARINE - 0.0%†
77,500	COSCO SHIPPING Holdings Co. Ltd., Class H*	22,299
88	Kuehne + Nagel International AG*	14,618
		36,917
Shares/ Principal		Fair Value
	MEDIA - 0.6%
400	CyberAgent, Inc.	$19,614
1,500	Dentsu Group, Inc.	35,524
3,805	Eutelsat Communications SA	35,086
4,900	Fuji Media Holdings, Inc.	47,145
40,194	Informa PLC	233,618
7,597	Mediaset SpA*	13,507
3,800	Megacable Holdings SAB de CV	11,091
3,328	MultiChoice Group*	20,355
3,900	Nippon Television Holdings, Inc.	42,150
7,054	Pearson PLC	50,186
1,734	Publicis Groupe SA*	56,109
926	Quebecor, Inc., Class B	19,832
1,440	RTL Group SA*	46,094
1,880	Schibsted ASA, Class A*	48,876
581	Schibsted ASA, Class B*	13,647
30,800	Singapore Press Holdings Ltd.	28,039
2,400	Tokyo Broadcasting System Holdings, Inc.	38,285
2,685	WPP PLC	20,927
		780,085
	METALS & MINING - 3.2%
6,361	Acerinox SA*	51,296
1,042	Agnico Eagle Mines Ltd.	66,506
3,035	Alamos Gold, Inc., Class A	28,211
28,223	Alumina Ltd.	31,576
44,200	Angang Steel Co. Ltd., Class H	10,778
3,375	Anglo American Platinum Ltd.	243,598
11,710	Anglo American PLC	270,472
1,113	AngloGold Ashanti Ltd.	32,387
16,315	ArcelorMittal SA*	171,698
1,973	Barrick Gold Corp.	52,917
23,065	BHP Group Ltd.	568,831
10,688	BHP Group PLC	218,482
3,051	Boliden AB	69,425
6,642	Evolution Mining Ltd.	25,929
2,551	First Quantum Minerals Ltd.	20,266
5,762	Fortescue Metals Group Ltd.	54,945
1,729	Franco-Nevada Corp.	240,752
9,178	Glencore PLC*	19,417
6,626	Gold Fields Ltd.	61,863
19,600	Grupo Mexico SAB de CV	45,295
397	Hyundai Steel Co.	6,766
12,060	IGO Ltd.	40,437
5,168	Impala Platinum Holdings Ltd.	34,503
2,700	JFE Holdings, Inc.	19,321
81,000	Jiangxi Copper Co. Ltd., Class H	81,622
50	Korea Zinc Co. Ltd.	13,925
1,922	Mineral Resources Ltd.	28,014
1,100	Mitsubishi Materials Corp.	23,196
40,000	MMG Ltd.*	8,258
4,647	Newcrest Mining Ltd.	100,879

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	METALS & MINING - 3.2% (Continued)
7,948	Norsk Hydro ASA*	$21,891
2,292	Northam Platinum Ltd.*	15,328
5,009	Northern Star Resources Ltd.	46,075
1,857	Novagold Resources, Inc.*	16,975
1,634	Osisko Gold Royalties Ltd.	16,268
5,859	OZ Minerals Ltd.	44,212
2,088	POSCO	302,043
2,528	Rio Tinto Ltd.	170,502
4,165	Rio Tinto PLC	234,104
4,723	Saracen Mineral Holdings Ltd.*	17,625
8,750	Shandong Gold Mining Co. Ltd., Class H (a)	18,583
11,827	South32 Ltd.	16,611
3,129	Teck Resources Ltd., Class B	32,668
16,502	Vale SA	168,813
6,368	Wheaton Precious Metals Corp.	279,173
15,000	Zhaojin Mining Industry Co. Ltd., Class H	17,515
		4,059,951
	MULTILINE RETAIL - 0.4%
820	Canadian Tire Corp. Ltd., Class A	70,826
4,332	Dollarama, Inc.	143,637
7,400	Isetan Mitsukoshi Holdings Ltd.	42,389
500	Izumi Co. Ltd.	15,804
22,500	Lifestyle International Holdings Ltd.	18,492
5,789	Magazine Luiza SA	75,699
19,721	Marks & Spencer Group PLC	24,124
3,400	Ryohin Keikaku Co. Ltd.	48,060
588	Wesfarmers Ltd.	18,149
8,448	Woolworths Holdings Ltd./South Africa	16,094
		473,274
	MULTI-UTILITIES - 0.6%
55,807	Centrica PLC	26,575
17,003	E.ON Se	191,256
19,749	Engie SA*	243,992
4,434	Hera SpA*	16,663
18,137	National Grid PLC	221,681
		700,167
	OIL, GAS & CONSUMABLE FUELS - 4.0%
3,244	Aker BP ASA	58,948
100,504	BP PLC	381,489
1,279	Canadian Natural Resources Ltd.	22,115
228,000	CNOOC Ltd.	253,580
26,000	COSCO SHIPPING Energy Transportation Co. Ltd., Class H*	11,607
78,611	Ecopetrol SA	43,623
9,554	Enbridge, Inc.	289,566
17,498	Galp Energia SGPS SA	202,326
203	Gaztransport Et Technigaz SA	15,481
880	Gibson Energy, Inc.	13,652
3,300	Inpex Corp.	20,399
Shares/ Principal		Fair Value
	OIL, GAS & CONSUMABLE FUELS - 4.0% (Continued)
75,100	JXTG Holdings, Inc.	$265,915
616	Koninklijke Vopak NV	32,573
3,687	Lundin Energy AB	88,884
1,796	Neste Oyj	70,218
602	Novatek PJSC, GDR	85,604
7,832	Oil Search Ltd.	17,094
4,633	OMV AG*	154,858
528,000	PetroChina Co. Ltd., Class H	175,081
22,561	Petroleo Brasileiro SA	89,491
32,003	Petroleo Brasileiro SA	131,840
14,500	Petronas Dagangan BHD	69,708
7,000	PTT Exploration & Production PCL, NVDR	20,780
125,700	PTT PCL, NVDR	153,528
12,975	Repsol SA	113,464
33,713	Royal Dutch Shell PLC, Class A	536,110
24,329	Royal Dutch Shell PLC, Class B	367,946
1,433	SK Innovation Co. Ltd.	156,065
47,400	Star Petroleum Refining PCL, NVDR	10,199
4,864	Suncor Energy, Inc.	81,745
3,851	TC Energy Corp.	163,993
20,400	Thai Oil PCL, NVDR	29,207
16,034	TOTAL SA	611,842
45,378	Ultrapar Participacoes SA	152,478
10,238	Woodside Petroleum Ltd.	152,608
1,844	YPF SA, ADR	10,603
		5,054,620
	PAPER & FOREST PRODUCTS - 0.1%
26,300	Indah Kiat Pulp & Paper Corp. TBK PT	11,000
2,472	Svenska Cellulosa AB SCA, Class B*	29,399
4,400	UPM-Kymmene OYJ	127,105
		167,504
	PERSONAL PRODUCTS - 2.2%
1,677	Beiersdorf AG	190,424
6,200	Kao Corp.	490,782
300	Kobayashi Pharmaceutical Co. Ltd.	26,361
200	Kose Corp.	24,026
53	LG Household & Health Care Ltd.	59,308
3,035	L'Oreal SA*	973,883
2,298	Natura & Co. Holding SA	16,611
11,600	Pola Orbis Holdings, Inc.	201,711
300	Shiseido Co. Ltd.	19,006
7,686	Unilever NV	407,887
5,984	Unilever PLC	322,001
		2,732,000
	PHARMACEUTICALS - 7.0%
13,000	Astellas Pharma, Inc.	216,837
8,019	AstraZeneca PLC	834,376
1,908	Bausch Health Cos., Inc.*	34,798

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	PHARMACEUTICALS - 7.0% (Continued)
2,797	Bayer AG	$206,676
5,400	CanSino Biologics, Inc., Class H*,(a)	148,962
6,600	Chugai Pharmaceutical Co. Ltd.	352,681
26,400	CSPC Pharmaceutical Group Ltd.	49,868
3,400	Daiichi Sankyo Co. Ltd.	277,521
1,287	Dechra Pharmaceuticals PLC	45,258
1,600	Eisai Co. Ltd.	126,742
30,493	GlaxoSmithKline PLC	616,624
12,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	30,285
1,274	H Lundbeck A/S	47,881
11,743	Jiangsu Hengrui Medicine Co. Ltd., Class A	153,218
400	Kissei Pharmaceutical Co. Ltd.	10,059
16,500	Luye Pharma Group Ltd. (a)	10,091
3,940	Merck KGaA	457,124
300	Nippon Shinyaku Co. Ltd.	24,387
13,427	Novartis AG	1,167,910
11,110	Novo Nordisk A/S, Class B	718,907
374	Orion Oyj, Class B	18,088
3,600	Otsuka Holdings Co. Ltd.	156,800
4,591	Roche Holding AG	1,590,897
6,893	Sanofi	701,801
26,900	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	128,718
1,600	Shionogi & Co. Ltd.	100,107
12,700	Takeda Pharmaceutical Co. Ltd.	452,979
8,800	Teva Pharmaceutical Industries Ltd., ADR*	108,504
510	Vifor Pharma AG	76,725
		8,864,824
	PROFESSIONAL SERVICES - 1.4%
15,048	ALS Ltd.	67,965
1,217	Bureau Veritas SA*	25,670
18,569	Experian PLC	646,787
7,900	Recruit Holdings Co. Ltd.	269,619
7,077	RELX PLC	163,519
486	Teleperformance*	123,308
2,870	Thomson Reuters Corp.	194,368
3,799	Wolters Kluwer NV	296,631
		1,787,867
	REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8%
10,721	Aroundtown SA*	61,387
22,200	CapitaLand Ltd.*	46,467
4,302	Castellum AB	80,368
28,000	China Overseas Land & Investment Ltd.	84,718
1,200	Daito Trust Construction Co. Ltd.	110,217
3,600	Daiwa House Industry Co. Ltd.	84,824
1,264	Deutsche Wohnen SE	56,715
18,308	Fabege AB	213,998
199	FirstService Corp.	19,980
Shares/ Principal		Fair Value
	REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8% (Continued)
12,000	Henderson Land Development Co. Ltd.	$45,520
24,400	Hongkong Land Holdings Ltd.	100,772
7,790	Hufvudstaden AB, Class A	96,825
1,500	Hulic Co. Ltd.	14,071
9,000	Hysan Development Co. Ltd.	28,856
29,000	Kaisa Group Holdings Ltd.*	10,926
15,500	KWG Group Holdings Ltd.*	26,038
596	LEG Immobilien AG*	75,642
2,274	Lendlease Group	19,367
26,000	Logan Property Holdings Co. Ltd.	46,026
1,900	Mitsubishi Estate Co. Ltd.	28,222
3,000	Poly Property Development Co. Ltd., Class H	30,192
38,000	Shenzhen Investment Ltd.	12,012
38,500	Shui On Land Ltd.	6,458
14,000	Sino Land Co. Ltd.	17,612
21,800	SM Prime Holdings, Inc.	13,935
8,500	Sun Hung Kai Properties Ltd.	108,520
7,000	Sunac China Holdings Ltd.	29,308
27,500	Swire Pacific Ltd., Class A	145,830
106,800	Swire Properties Ltd.	271,187
3,009	Vonovia SE*	184,456
41,000	Wharf Holdings Ltd. (The)	83,371
12,000	Wharf Real Estate Investment Co. Ltd.	57,287
60,000	Yuexiu Property Co. Ltd.	10,683
20,000	Yuzhou Properties Co. Ltd.	8,645
		2,230,435
	ROAD & RAIL - 1.4%
18,562	Aurizon Holdings Ltd.	62,877
4,792	Canadian National Railway Co.	422,590
281	Canadian Pacific Railway Ltd.	71,245
10,000	CAR, Inc.*	3,006
2,200	Central Japan Railway Co.	340,344
4,300	Cia de Locacao das Americas	13,313
69	CJ Logistics Corp*	9,035
6,600	East Japan Railway Co.	457,231
800	Hitachi Transport System Ltd.	21,356
15,000	MTR Corp. Ltd.	77,705
700	Nishi-Nippon Railroad Co. Ltd.	18,998
4,407	TFI International, Inc.	155,928
2,000	West Japan Railway Co.	112,082
		1,765,710
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
1,600	Advantest Corp.	90,763
1,263	ams AG*	18,734
2,435	ASML Holding NV	894,029
2,238	BE Semiconductor Industries NV	99,665
1,783	Dialog Semiconductor PLC*	81,325

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7% (Continued)
200	Disco Corp.	$48,366
5,384	Infineon Technologies AG	126,232
5,020	LONGi Green Energy Technology Co. Ltd., Class A	28,903
900	Rohm Co. Ltd.	59,563
900	Shenzhen Goodix Technology Co. Ltd., Class A	28,358
1,874	SK Hynix, Inc.	132,583
930	STMicroelectronics NV	25,278
1,700	Tokyo Electron Ltd.	416,629
400	Ulvac, Inc.	11,531
700	Will Semiconductor Ltd., Class A	19,984
		2,081,943
	SOFTWARE - 1.5%
1,089	AVEVA Group PLC	55,061
1,813	Dassault Systemes SE	312,771
149	Kinaxis, Inc.*	21,230
1,663	Lightspeed POS, Inc.*	39,597
9,454	Micro Focus International PLC	50,463
1,149	Nemetschek SE	78,979
349	Nice Ltd.*	65,031
500	Oracle Corp. Japan	58,952
4,487	Sage Group PLC (The)	37,246
1,700	Sangfor Technologies, Inc., Class A	49,495
7,270	SAP SE	1,015,110
2,548	Technology One Ltd.	15,420
4,800	TOTVS SA	20,456
2,000	Trend Micro, Inc./Japan	111,600
247	Xero Ltd.*	15,324
		1,946,735
	SPECIALTY RETAIL - 0.6%
6,600	Chow Tai Fook Jewellery Group Ltd.	6,310
300	Fast Retailing Co. Ltd.	171,572
61,100	Home Product Center PCL, NVDR	30,444
6,625	Industria de Diseno Textil SA	175,381
549	JB Hi-Fi Ltd.	16,265
1,594	JD Sports Fashion PLC	12,254
1,700	Nitori Holdings Co. Ltd.	332,878
		745,104
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.8%
15,800	Canon, Inc.	312,602
4,800	FUJIFILM Holdings Corp.	205,107
29,700	Konica Minolta, Inc.	102,409
11,300	Legend Holdings Corp., Class H (a)	13,195
98,000	Lenovo Group Ltd.	54,245
1,461	Logitech International SA	95,380
27,241	Samsung Electronics Co. Ltd.	1,195,764
Shares/ Principal		Fair Value
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.8% (Continued)
4,018	Samsung Electronics Co. Ltd.	$155,329
6,800	Seiko Epson Corp.	77,716
		2,211,747
	TEXTILES, APPAREL & LUXURY GOODS - 2.0%
1,599	adidas AG*	419,526
3,000	ANTA Sports Products Ltd.	26,476
550	Christian Dior SE	232,020
299	Cie Financiere Richemont SA	19,072
1,835	EssilorLuxottica SA*	235,467
367	Fila Holdings Corp.	10,709
1,851	Gildan Activewear, Inc.	28,581
290	Hermes International	242,266
541	Kering SA	294,242
37,500	Li Ning Co. Ltd.	119,025
1,995	LVMH Moet Hennessy Louis Vuitton SE	874,987
		2,502,371
	TOBACCO - 0.7%
15,342	British American Tobacco PLC	588,507
17,600	Gudang Garam TBK PT	58,122
700	Imperial Brands PLC	13,307
8,900	Japan Tobacco, Inc.	165,114
1,573	Swedish Match AB	110,589
		935,639
	TRADING COMPANIES & DISTRIBUTORS - 0.6%
16,976	Barloworld Ltd.	67,415
10,458	Electrocomponents PLC	86,706
449	Ferguson PLC	36,682
19,392	Howden Joinery Group PLC	132,455
1,300	ITOCHU Corp.	27,974
17,300	Marubeni Corp.	78,174
600	MonotaRO Co. Ltd.	24,026
432	Posco International Corp.	5,010
18,785	Rexel SA	214,570
1,400	Sumitomo Corp.	16,020
407	Toromont Industries Ltd.	20,132
		709,164
	TRANSPORTATION INFRASTRUCTURE - 0.2%
9,722	Atlas Arteria Ltd.	44,312
1,800	Grupo Aeroportuario del Centro Norte SAB de CV*	8,322
4,300	Grupo Aeroportuario del Pacifico SAB de CV, Class B	30,876
9,500	Shenzhen International Holdings Ltd.	15,125
6,744	Sydney Airport	26,327
10,079	Transurban Group	98,054
		223,016

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	WIRELESS TELECOMMUNICATION SERVICES - 1.9%
389,956	America Movil SAB de CV	$249,260
39,000	China Mobile Ltd.	263,172
2,612	Freenet AG	42,010
17,800	KDDI Corp.	533,579
3,291	Mobile TeleSystems PJSC, ADR	30,244
9,300	NTT DOCOMO, Inc.	248,437
3,254	Rogers Communications, Inc., Class B	130,327
14,700	Softbank Corp.	187,352
9,700	SoftBank Group Corp.	490,013
1,056	Tele2 AB, Class B	14,004
158,114	Vodafone Group PLC	251,748
		2,440,146
	TOTAL COMMON STOCKS (Cost - $112,973,545)	113,546,095
	EXCHANGE TRADED FUNDS - 6.1%
	EQUITY FUNDS - 6.1%
110,098	iShares MSCI India ETF	3,195,044
93,035	iShares MSCI Taiwan ETF	3,741,868
32,475	iShares MSCI Turkey ETF	754,069
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,306,083)	7,690,981
	RIGHTS - 0.0%†
20,159	Repsol SA, expires 7/6/20*	9,811
22,791	Telefonica SA, expires 12/31/20*	4,482
	TOTAL RIGHTS (Cost - $16,082)	14,293
Shares/ Principal		Fair Value
	SHORT-TERM INVESTMENTS - 2.0%
	MONEY MARKET FUNDS - 2.0%
2,467,357	Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.10% (b) (Cost - $2,467,357)	$2,467,357
	TOTAL INVESTMENTS - 98.1% (Cost - $122,763,067)	$123,718,726
	OTHER ASSETS LESS LIABILITIES - NET 1.9%	2,400,822
	TOTAL NET ASSETS - 100.0%	$126,119,548

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2020, these securities amounted to $1,989,015 or 1.6% of net assets.

(b)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

CVA - Certificate Van Aandelen (Bearer)

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Holdings by Asset Class	% of Net Assets
Common Stocks	90.0%
Exchange Traded Funds	6.1%
Money Market Funds	2.0%
Rights	0.0%^
Other Assets less Liabilities - Net	1.9%
100.0%

^  Represents less than 0.05%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
MSCI EAFE Future	Goldman Sachs & Co.	31	9/18/2020	$2,756,520	$22,365
MSCI Emerging Market Index Future	Goldman Sachs & Co.	24	9/18/2020	1,182,840	28,695
S&P/TSX 60 Index Future	Goldman Sachs & Co.	2	9/17/2020	272,687	4,711
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$55,771

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited)

June 30, 2020

Shares/ Principal		Fair Value
	COMMON STOCKS - 96.7%
	AEROSPACE & DEFENSE - 1.1%
3,822	Axon Enterprise, Inc.*	$375,053
1,428	BWX Technologies, Inc.	80,882
3,801	HEICO Corp.	378,770
5,422	HEICO Corp., Class A	440,483
2,593	Mercury Systems, Inc.*	203,965
844	Teledyne Technologies, Inc.*	262,442
849	TransDigm Group, Inc.	375,300
		2,116,895
	AIR FREIGHT & LOGISTICS - 0.5%
4,868	C.H. Robinson Worldwide, Inc.	384,864
4,306	Expeditors International of Washington, Inc.	327,428
2,357	XPO Logistics, Inc.*	182,079
		894,371
	BANKS - 0.1%
435	Bank of Hawaii Corp.	26,714
3,075	Cullen/Frost Bankers, Inc.	229,733
		256,447
	BEVERAGES - 0.6%
655	Boston Beer Co., Inc. (The), Class A*	351,506
591	Brown-Forman Corp., Class A	34,024
11,140	Brown-Forman Corp., Class B	709,172
		1,094,702
	BIOTECHNOLOGY - 6.2%
2,510	AbbVie, Inc.	246,432
7,225	ACADIA Pharmaceuticals, Inc.*	350,196
1,501	Acceleron Pharma, Inc.*	143,000
1,921	Alkermes PLC*	37,277
5,381	Alnylam Pharmaceuticals, Inc.*	796,980
378	Arena Pharmaceuticals, Inc.*	23,795
8,660	BioMarin Pharmaceutical, Inc.*	1,068,124
310	Bluebird Bio, Inc.*	18,922
8,464	Exact Sciences Corp.*	735,860
12,821	Exelixis, Inc.*	304,371
6,136	Gilead Sciences, Inc.	472,104
2,786	Global Blood Therapeutics, Inc.*	175,880
10,068	Immunomedics, Inc.*	356,810
11,313	Incyte Corp.*	1,176,213
11,468	Ionis Pharmaceuticals, Inc.*	676,153
5,606	Iovance Biotherapeutics, Inc.*	153,885
20,904	Moderna, Inc.*	1,342,246
3,518	Neurocrine Biosciences, Inc.*	429,196
465	PTC Therapeutics, Inc.*	23,594
525	Regeneron Pharmaceuticals, Inc.*	327,416
7,022	Sage Therapeutics, Inc.*	291,975
3,656	Sarepta Therapeutics, Inc.*	586,203
9,569	Seattle Genetics, Inc.*	1,625,964
487	Vertex Pharmaceuticals, Inc.*	141,381
		11,503,977
Shares/ Principal		Fair Value
	BUILDING PRODUCTS - 1.6%
2,582	Advanced Drainage Systems, Inc.	$127,551
12,581	Allegion PLC	1,286,030
11,750	Trane Technologies PLC	1,045,515
3,568	Trex Co., Inc.*	464,089
		2,923,185
	CAPITAL MARKETS - 3.0%
424	Ameriprise Financial, Inc.	63,617
3,240	Cboe Global Markets, Inc.	302,227
2,694	Charles Schwab Corp. (The)	90,896
3,599	FactSet Research Systems, Inc.	1,182,164
3,500	LPL Financial Holdings, Inc.	274,400
2,467	MarketAxess Holdings, Inc.	1,235,770
1,407	Morningstar, Inc.	198,345
4,156	MSCI, Inc.	1,387,356
924	S&P Global, Inc.	304,439
4,039	T Rowe Price Group, Inc.	498,816
		5,538,030
	CHEMICALS - 0.5%
2,251	Ecolab, Inc.	447,836
793	FMC Corp.	78,999
3,187	Scotts Miracle-Gro Co. (The)	428,556
		955,391
	COMMERCIAL SERVICES & SUPPLIES - 1.8%
6,168	Cintas Corp.	1,642,908
14,556	Copart, Inc.*	1,212,078
9,173	IAA, Inc.*	353,803
1,049	MSA Safety, Inc.	120,047
438	Tetra Tech, Inc.	34,655
		3,363,491
	COMMUNICATIONS EQUIPMENT - 0.9%
3,261	Arista Networks, Inc.*	684,908
3,318	Ciena Corp.*	179,703
5,481	CommScope Holding Co., Inc.*	45,657
5,651	Motorola Solutions, Inc.	791,874
		1,702,142
	CONSTRUCTION & ENGINEERING - 0.1%
3,849	EMCOR Group, Inc.	254,573
692	Quanta Services, Inc.	27,147
		281,720
	CONSUMER FINANCE - 0.2%
5,602	Ally Financial, Inc.	111,088
212	Credit Acceptance Corp.*	88,830
605	LendingTree, Inc.*	175,165
		375,083

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	CONTAINERS & PACKAGING - 0.7%
997	AptarGroup, Inc.	$111,644
1,874	Avery Dennison Corp.	213,804
14,532	Ball Corp.	1,009,829
		1,335,277
	DISTRIBUTORS - 0.5%
3,631	Pool Corp.	987,160
	DIVERSIFIED CONSUMER SERVICES - 0.6%
4,998	Bright Horizons Family Solutions, Inc.*	585,766
7,640	Chegg, Inc.*	513,866
		1,099,632
	ELECTRIC UTILITIES - 0.1%
425	Alliant Energy Corp.	20,332
1,273	IDACORP, Inc.	111,222
		131,554
	ELECTRICAL EQUIPMENT - 1.0%
4,153	Generac Holdings, Inc.*	506,376
2,484	Hubbell, Inc.	311,394
4,949	Rockwell Automation, Inc.	1,054,137
		1,871,907
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.6%
9,407	Amphenol Corp., Class A	901,285
6,677	Avnet, Inc.	186,188
9,161	CDW Corp.	1,064,325
9,111	Cognex Corp.	544,109
9,124	Keysight Technologies, Inc.*	919,517
16,192	National Instruments Corp.	626,792
2,477	Zebra Technologies Corp., Class A*	633,988
		4,876,204
	ENTERTAINMENT - 2.5%
3,296	Live Nation Entertainment, Inc.*	146,112
6,521	Roku, Inc.*	759,892
8,330	Spotify Technology SA*	2,150,723
7,534	Take-Two Interactive Software, Inc.*	1,051,520
869	World Wrestling Entertainment, Inc., Class A	37,758
61,199	Zynga, Inc., Class A*	583,838
		4,729,843
	EQUITY REAL ESTATE INVESTMENT - 1.2%
5,095	Americold Realty Trust	184,948
801	CoreSite Realty Corp.	96,969
8,185	Equity LifeStyle Properties, Inc.	511,399
1,709	Equity Residential	100,523
2,594	Extra Space Storage, Inc.	239,608
6,052	Outfront Media, Inc.	85,757
1,084	QTS Realty Trust, Inc., Class A	69,474
Shares/ Principal		Fair Value
	EQUITY REAL ESTATE INVESTMENT - 1.2% (Continued)
445	SBA Communications Corp.	$132,574
10,882	Simon Property Group, Inc.	744,111
1,915	UDR, Inc.	71,583
		2,236,946
	FOOD & STAPLES RETAILING - 0.1%
1,722	Performance Food Group Co.*	50,179
3,994	Sprouts Farmers Market, Inc.*	102,207
		152,386
	FOOD PRODUCTS - 1.8%
2,184	Beyond Meat, Inc.*	292,612
4,111	Campbell Soup Co.	204,029
3,727	General Mills, Inc.	229,770
11,441	Hershey Co. (The)	1,482,982
31	Kellogg Co.	2,048
2,217	Lamb Weston Holdings, Inc.	141,733
5,375	McCormick & Co., Inc.	964,329
		3,317,503
	HEALTH CARE EQUIPMENT & SUPPLIES - 7.3%
1,978	ABIOMED, Inc.*	477,806
4,011	Align Technology, Inc.*	1,100,779
344	DexCom, Inc.*	139,458
7,430	Edwards Lifesciences Corp.*	513,487
819	Globus Medical, Inc., Class A*	39,074
1,103	Haemonetics Corp.*	98,785
1,209	Hill-Rom Holdings, Inc.	132,724
18,240	Hologic, Inc.*	1,039,680
6,665	IDEXX Laboratories, Inc.*	2,200,516
3,104	Insulet Corp.*	602,983
3,735	Masimo Corp.*	851,543
4,447	Novocure Ltd.*	263,707
2,574	Penumbra, Inc.*	460,283
3,417	Quidel Corp.*	764,519
9,857	ResMed, Inc.	1,892,544
2,682	SmileDirectClub, Inc.*	21,188
1,644	STERIS PLC	252,255
2,638	Tandem Diabetes Care, Inc.*	260,951
1,370	Teleflex, Inc.	498,653
3,556	Varian Medical Systems, Inc.*	435,681
6,631	West Pharmaceutical Services, Inc.	1,506,364
		13,552,980
	HEALTH CARE PROVIDERS & SERVICES - 2.8%
2,151	Amedisys, Inc.*	427,060
8,532	AmerisourceBergen Corp.	859,770
681	AMN Healthcare Services, Inc.*	30,808
147	Anthem, Inc.	38,658
18,351	Cardinal Health, Inc.	957,739
1,571	Chemed Corp.	708,631

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	HEALTH CARE PROVIDERS & SERVICES - 2.8% (Continued)
3,409	Guardant Health, Inc.*	$276,572
831	Laboratory Corp. of America Holdings*	138,037
8,936	McKesson Corp.	1,370,961
2,381	Molina Healthcare, Inc.*	423,770
		5,232,006
	HEALTH CARE TECHNOLOGY - 2.8%
12,481	Cerner Corp.	855,572
5,048	Livongo Health, Inc.*	379,559
6,768	Teladoc Health, Inc.*	1,291,605
11,149	Veeva Systems, Inc., Class A*	2,613,549
		5,140,285
	HOTELS, RESTAURANTS & LEISURE - 2.6%
2,015	Chipotle Mexican Grill, Inc.*	2,120,505
3,705	Darden Restaurants, Inc.	280,728
2,823	Domino's Pizza, Inc.	1,042,929
2,050	Dunkin' Brands Group, Inc.	133,722
5,467	Extended Stay America, Inc.	61,176
4,345	Penn National Gaming, Inc.*	132,696
4,426	Planet Fitness, Inc., Class A*	268,083
2,834	Texas Roadhouse, Inc.	148,983
1,778	Vail Resorts, Inc.	323,863
4,009	Wendy's Co. (The)	87,316
588	Wingstop, Inc.	81,714
2,371	Yum China Holdings, Inc.	113,974
		4,795,689
	HOUSEHOLD DURABLES - 0.2%
356	Helen of Troy Ltd.*	67,127
69	NVR, Inc.*	224,854
409	Tempur Sealy International, Inc.*	29,428
		321,409
	HOUSEHOLD PRODUCTS - 1.6%
17,001	Church & Dwight Co., Inc.	1,314,177
8,016	Clorox Co. (The)	1,758,470
		3,072,647
	INDUSTRIAL CONGLOMERATES - 0.1%
1,323	Carlisle Cos., Inc.	158,323
	INSURANCE - 0.3%
44	Alleghany Corp.	21,522
9,866	Brown & Brown, Inc.	402,138
366	Cincinnati Financial Corp.	23,435
207	Erie Indemnity Co., Class A	39,724
497	First American Financial Corp.	23,866
		510,685
Shares/ Principal		Fair Value
	INTERACTIVE MEDIA & SERVICES - 1.3%
3,092	Match Group, Inc.*	$999,953
1,560	Match Group, Inc.*	166,998
18,229	Pinterest, Inc., Class A*	404,137
6,867	Twitter, Inc.*	204,568
2,769	Yelp, Inc.*	64,047
12,217	ZoomInfo Technologies, Inc., Class A*	623,433
		2,463,136
	INTERNET & DIRECT MARKETING RETAIL - 1.6%
268	Amazon.com, Inc.*	739,364
10,094	Etsy, Inc.*	1,072,286
4,092	Grubhub, Inc.*	287,667
4,536	Wayfair, Inc., Class A*	896,359
		2,995,676
	IT SERVICES - 7.6%
6,162	Akamai Technologies, Inc.*	659,889
7,883	Booz Allen Hamilton Holding Corp.	613,219
6,861	Broadridge Financial Solutions, Inc.	865,790
3,532	EPAM Systems, Inc.*	890,099
4,000	Fastly, Inc., Class A*	340,520
11,063	Fiserv, Inc.*	1,079,970
1,665	FleetCor Technologies, Inc.*	418,798
3,465	Gartner, Inc.*	420,408
3,318	Genpact Ltd.	121,173
10,110	GoDaddy, Inc., Class A*	741,366
5,076	Jack Henry & Associates, Inc.	934,136
993	Leidos Holdings, Inc.	93,014
1,313	MongoDB, Inc.*	297,184
7,472	Okta, Inc.*	1,496,119
23,692	Paychex, Inc.	1,794,669
2,034	PayPal Holdings, Inc.*	354,384
9,166	StoneCo Ltd., Class A*	355,274
7,040	Twilio, Inc., Class A*	1,544,717
4,883	VeriSign, Inc.*	1,009,951
945	Western Union Co. (The)	20,431
		14,051,111
	LEISURE PRODUCTS - 0.1%
2,894	Mattel, Inc.*	27,985
2,606	Peloton Interactive, Inc., Class A*	150,549
		178,534
	LIFE SCIENCES TOOLS & SERVICES - 2.9%
1,706	10X Genomics, Inc., Class A*	152,363
465	Adaptive Biotechnologies Corp.*	22,497
5,628	Agilent Technologies, Inc.	497,346
18,047	Avantor, Inc.*	306,799
2,105	Bio-Techne Corp.	555,867
1,707	Bruker Corp.	69,441

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	LIFE SCIENCES TOOLS & SERVICES - 2.9% (Continued)
661	Charles River Laboratories International, Inc.*	$115,245
2,455	IQVIA Holdings, Inc.*	348,315
1,493	Mettler-Toledo International, Inc.*	1,202,686
5,836	PRA Health Sciences, Inc.*	567,785
6,191	Repligen Corp.*	765,270
4,155	Waters Corp.*	749,562
		5,353,176
	MACHINERY - 1.2%
5,782	Allison Transmission Holdings, Inc.	212,662
786	Donaldson Co., Inc.	36,565
11,475	Graco, Inc.	550,685
1,561	Nordson Corp.	296,137
1,870	Oshkosh Corp.	133,929
8,922	Toro Co. (The)	591,886
5,127	Xylem, Inc.	333,050
		2,154,914
	MEDIA - 1.6%
27,928	Altice USA, Inc., Class A*	629,497
479	Cable One, Inc.	850,153
4,147	Interpublic Group of Cos., Inc. (The)	71,163
3,568	Nexstar Media Group, Inc., Class A	298,606
174,267	Sirius XM Holdings, Inc.	1,022,947
1,464	TEGNA, Inc.	16,309
		2,888,675
	METALS & MINING - 0.2%
2,886	Royal Gold, Inc.	358,788
	MULTILINE RETAIL - 0.2%
3,117	Dollar Tree, Inc.*	288,883
1,098	Ollie's Bargain Outlet Holdings, Inc.*	107,220
		396,103
	MULTI-UTILITIES - 0.1%
3,147	CMS Energy Corp.	183,848
	OIL, GAS & CONSUMABLE FUELS - 0.2%
8,783	Cheniere Energy, Inc.*	424,395
3,353	Noble Energy, Inc.	30,043
		454,438
	PHARMACEUTICALS - 0.1%
2,587	Elanco Animal Health, Inc.*	55,491
1,893	Horizon Therapeutics PLC*	105,213
322	Reata Pharmaceuticals, Inc., Class A*	50,238
419	Zoetis, Inc.	57,420
		268,362
Shares/ Principal		Fair Value
	PROFESSIONAL SERVICES - 3.0%
1,843	CoStar Group, Inc.*	$1,309,765
1,161	Equifax, Inc.	199,553
16,743	IHS Markit Ltd.	1,264,096
9,204	Robert Half International, Inc.	486,247
7,898	TransUnion	687,442
9,084	Verisk Analytics, Inc.	1,546,097
		5,493,200
	ROAD & RAIL - 0.7%
6,505	Landstar System, Inc.	730,576
3,513	Old Dominion Freight Line, Inc.	595,770
		1,326,346
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
2,739	Advanced Micro Devices, Inc.*	144,099
8,267	Applied Materials, Inc.	499,740
2,647	Cirrus Logic, Inc.*	163,532
4,519	Enphase Energy, Inc.*	214,969
4,823	Entegris, Inc.	284,798
2,784	Inphi Corp.*	327,120
7,709	KLA Corp.	1,499,246
1,540	Lam Research Corp.	498,128
3,529	Maxim Integrated Products, Inc.	213,893
1,131	Microchip Technology, Inc.	119,106
1,403	MKS Instruments, Inc.	158,876
5,074	Monolithic Power Systems, Inc.	1,202,538
1,396	NVIDIA Corp.	530,354
878	Silicon Laboratories, Inc.*	88,037
1,194	SolarEdge Technologies, Inc.*	165,703
9,053	Teradyne, Inc.	765,069
492	Universal Display Corp.	73,613
15,215	Xilinx, Inc.	1,497,004
		8,445,825
	SOFTWARE - 18.6%
3,320	2U, Inc.*	126,027
1,467	ACI Worldwide, Inc.*	39,594
127	Adobe, Inc.*	55,284
2,160	Alteryx, Inc., Class A*	354,845
2,959	Anaplan, Inc.*	134,072
5,097	ANSYS, Inc.*	1,486,948
2,695	Aspen Technology, Inc.*	279,229
1,207	Atlassian Corp. PLC, Class A*	217,586
3,822	Avalara, Inc.*	508,670
26,714	Cadence Design Systems, Inc.*	2,563,475
927	Ceridian HCM Holding, Inc.*	73,483
5,265	Citrix Systems, Inc.	778,746
12,627	Cloudflare, Inc., Class A*	453,941
5,110	Coupa Software, Inc.*	1,415,674
4,896	Crowdstrike Holdings, Inc., Class A*	491,020
9,095	Datadog, Inc., Class A*	790,810

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	SOFTWARE - 18.6% (Continued)
16,661	DocuSign, Inc.*	$2,869,191
17,128	Dropbox, Inc., Class A*	372,877
7,672	Dynatrace, Inc.*	311,483
2,426	Elastic NV*	223,702
1,633	Everbridge, Inc.*	225,942
1,431	Fair Isaac Corp.*	598,215
3,519	FireEye, Inc.*	42,844
7,982	Five9, Inc.*	883,368
8,805	Fortinet, Inc.*	1,208,662
2,128	Globant SA*	318,881
4,254	HubSpot, Inc.*	954,385
974	Intuit, Inc.	288,489
253	J2 Global, Inc.*	15,992
283	LogMeln, Inc.	23,990
3,406	Manhattan Associates, Inc.*	320,845
4,024	Medallia, Inc.*	101,566
3,376	Microsoft Corp.	687,050
8,421	New Relic, Inc.*	580,207
1,469	NortonLifeLock, Inc.	29,130
14,867	Nutanix, Inc., Class A*	352,422
2,607	Palo Alto Networks, Inc.*	598,750
4,058	Paycom Software, Inc.*	1,256,884
3,713	Paylocity Holding Corp.*	541,690
3,225	Pluralsight, Inc., Class A*	58,211
3,246	Proofpoint, Inc.*	360,696
3,904	PTC, Inc.*	303,692
866	Qualys, Inc.*	90,081
2,367	RealPage, Inc.*	153,879
7,780	RingCentral, Inc., Class A*	2,217,378
416	ServiceNow, Inc.*	168,505
31,826	Slack Technologies, Inc., Class A*	989,470
11,078	Smartsheet, Inc., Class A*	564,092
9,940	Splunk, Inc.*	1,975,078
2,409	SS&C Technologies Holdings, Inc.	136,060
8,262	Synopsys, Inc.*	1,611,090
17,187	Teradata Corp.*	357,490
2,236	Trade Desk, Inc. (The), Class A*	908,934
727	Tyler Technologies, Inc.*	252,182
1,111	VMware, Inc., Class A*	172,050
7,795	Zendesk, Inc.*	690,091
685	Zoom Video Communications, Inc., Class A*	173,675
6,608	Zscaler, Inc.*	723,576
		34,482,199
	SPECIALTY RETAIL - 3.8%
1,127	AutoZone, Inc.*	1,271,391
4,664	Best Buy Co., Inc.	407,027
1,751	Burlington Stores, Inc.*	344,824
2,176	Carvana Co.*	261,555
1,844	Dick's Sporting Goods, Inc.	76,083
3,069	Five Below, Inc.*	328,107
Shares/ Principal		Fair Value
	SPECIALTY RETAIL - 3.8% (Continued)
3,233	Floor & Decor Holdings, Inc., Class A*	$186,383
1,160	Home Depot, Inc. (The)	290,592
3,910	Lowe's Cos., Inc.	528,319
3,651	O'Reilly Automotive, Inc.*	1,539,517
9,081	Tractor Supply Co.	1,196,785
2,497	Ulta Beauty, Inc.*	507,940
882	Williams-Sonoma, Inc.	72,333
		7,010,856
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.7%
1,055	Dell Technologies, Inc., Class C*	57,961
4,746	NCR Corp.*	82,201
18,457	NetApp, Inc.	818,937
18,921	Pure Storage, Inc., Class A*	327,901
		1,287,000
	TEXTILES, APPAREL & LUXURY GOODS - 1.6%
340	Deckers Outdoor Corp.*	66,773
1,737	Levi Strauss & Co., Class A	23,276
8,869	Lululemon Athletica, Inc.*	2,767,217
993	VF Corp.	60,513
		2,917,779
	TRADING COMPANIES & DISTRIBUTORS - 1.2%
31,506	Fastenal Co.	1,349,717
606	GATX Corp.	36,954
862	SiteOne Landscape Supply, Inc.*	98,242
2,660	WW Grainger, Inc.	835,666
		2,320,579
	WIRELESS TELECOMMUNICATION SERVICES - 0.1%
4,144	United States Cellular Corp.*	127,925
	TOTAL COMMON STOCKS (Cost - $145,968,179)	179,686,340
	SHORT-TERM INVESTMENTS - 2.6%
	MONEY MARKET FUNDS - 2.6%
4,785,751	Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.10% (a) (Cost - $4,785,751)	4,785,751
	TOTAL INVESTMENTS - 99.3% (Cost - $150,753,930)	$184,472,091
	OTHER ASSETS LESS LIABILITIES - NET 0.7%	1,316,704
	TOTAL NET ASSETS - 100.0%	$185,788,795

*  Non-income producing security.

(a)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Holdings by Asset Class	% of Net Assets
Common Stocks	96.7%
Money Market Funds	2.6%
Other Assets less Liabilities - Net	0.7%
100.0%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	40	9/18/2020	$6,180,400	$102,865

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited)

June 30, 2020

Shares/ Principal		Fair Value
	COMMON STOCKS - 96.3%
	AEROSPACE & DEFENSE - 0.9%
454	AAR Corp.	$9,384
433	Aerojet Rocketdyne Holdings, Inc.*	17,164
1,121	Astronics Corp.*	11,838
209	Axon Enterprise, Inc.*	20,509
353	Curtiss-Wright Corp.	31,516
331	Mercury Systems, Inc.*	26,036
324	Moog, Inc., Class A	17,166
178	Parsons Corp.*	6,451
		140,064
	AIR FREIGHT & LOGISTICS - 0.3%
810	Hub Group, Inc., Class A*	38,767
	AIRLINES - 0.3%
181	Allegiant Travel Co.	19,767
225	SkyWest, Inc.	7,339
992	Spirit Airlines, Inc.*	17,658
		44,764
	AUTO COMPONENTS - 1.2%
866	Adient PLC*	14,220
1,150	American Axle & Manufacturing Holdings, Inc.*	8,740
348	Cooper-Standard Holdings, Inc.*	4,611
2,204	Dana, Inc.	26,867
259	Fox Factory Holding Corp.*	21,396
414	LCI Industries	47,602
486	Standard Motor Products, Inc.	20,023
1,530	Tenneco, Inc., Class A*	11,567
309	Visteon Corp.*	21,166
		176,192
	BANKS - 7.8%
422	ACNB Corp.	11,048
371	Ameris Bancorp	8,752
208	BancFirst Corp.	8,439
1,133	Bancorp, Inc. (The)*	11,103
381	BancorpSouth Bank	8,664
1,637	Bank of Commerce Holdings	12,408
2,342	BankFinancial Corp.	19,673
631	Bankwell Financial Group, Inc.	10,033
261	Banner Corp.	9,918
2,533	Berkshire Hills Bancorp, Inc.	27,914
2,023	Boston Private Financial Holdings, Inc.	13,918
1,521	Cadence BanCorp	13,476
879	Capital City Bank Group, Inc.	18,415
828	Capstar Financial Holdings, Inc.	9,936
3,113	Carter Bank & Trust	25,122
1,910	Cathay General Bancorp	50,233
2,396	CIT Group, Inc.	49,669
163	Community Bank System, Inc.	9,294
Shares/ Principal		Fair Value
	BANKS - 7.8% (Continued)
2,652	Community Bankers Trust Corp.	$14,586
484	CVB Financial Corp.	9,070
329	Enterprise Bancorp, Inc.	7,837
3,123	First Commonwealth Financial Corp.	25,858
1,252	First Community Bankshares, Inc.	28,107
290	First Community Corp.	4,393
634	First Financial Bankshares, Inc.	18,316
2,277	First Financial Northwest, Inc.	22,064
351	First Horizon National Corp.	3,496
48	First Savings Financial Group, Inc.	2,080
120	First United Corp.	1,601
597	Flushing Financial Corp.	6,877
699	Fulton Financial Corp.	7,360
276	Glacier Bancorp, Inc.	9,740
546	Hancock Whitney Corp.	11,575
1,960	HBT Financial, Inc.	26,127
1,449	Heritage Commerce Corp.	10,875
2,097	Home BancShares, Inc.	32,252
380	IBERIABANK Corp.	17,305
95	Independent Bank Corp.	6,373
1,667	Independent Bank Corp.	24,755
574	Independent Bank Group, Inc.	23,258
688	Investar Holding Corp.	9,976
1,710	Investors Bancorp, Inc.	14,535
740	Lakeland Bancorp, Inc.	8,458
801	Lakeland Financial Corp.	37,319
1,089	Macatawa Bank Corp.	8,516
80	MidWestOne Financial Group, Inc.	1,600
567	National Bank Holdings Corp., Class A	15,309
541	Northrim BanCorp, Inc.	13,601
212	OceanFirst Financial Corp.	3,738
3,616	Pacific Mercantile Bancorp*	13,235
632	Pacific Premier Bancorp, Inc.	13,702
352	Renasant Corp.	8,765
510	Republic Bancorp, Inc., Class A	16,682
6,002	Republic First Bancorp, Inc.*	14,645
1,769	Sandy Spring Bancorp, Inc.	43,836
1,093	Sierra Bancorp	20,636
1,126	SmartFinancial, Inc.	18,219
719	South Plains Financial, Inc.	10,239
757	South State Corp.	36,079
279	Southern First Bancshares, Inc.*	7,731
708	Synovus Financial Corp.	14,535
297	TriCo Bancshares	9,044
1,321	TriState Capital Holdings, Inc.*	20,753
910	Union Bankshares, Inc.	17,035
665	United Bankshares, Inc.	18,394
2,281	United Community Banks, Inc.	45,894
1,170	Univest Financial Corp.	18,884
408	Washington Trust Bancorp, Inc.	13,362
347	WesBanco, Inc.	7,048

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	BANKS - 7.8% (Continued)
1,154	West BanCorp, Inc.	$20,183
394	Wintrust Financial Corp.	17,186
		1,151,059
	BEVERAGES - 0.2%
50	Boston Beer Co., Inc. (The), Class A*	26,833
	BIOTECHNOLOGY - 9.7%
561	ACADIA Pharmaceuticals, Inc.*	27,192
324	Acceleron Pharma, Inc.*	30,867
2,241	Acorda Therapeutics, Inc.*	1,646
4,852	Agenus, Inc.*	19,068
777	Aimmune Therapeutics, Inc.*	12,984
1,510	Akebia Therapeutics, Inc.*	20,506
306	Alector, Inc.*	7,479
350	Allogene Therapeutics, Inc.*	14,987
875	Amicus Therapeutics, Inc.*	13,195
327	AnaptysBio, Inc.*	7,305
292	Apellis Pharmaceuticals, Inc.*	9,537
2,930	Aptinyx, Inc.*	12,218
498	Arcus Biosciences, Inc.*	12,321
323	Arena Pharmaceuticals, Inc.*	20,333
825	Arrowhead Pharmaceuticals, Inc.*	35,632
510	Assembly Biosciences, Inc.*	11,893
298	Atara Biotherapeutics, Inc.*	4,342
2,598	Athersys, Inc.*	7,170
488	Beam Therapeutics, Inc.*	13,664
2,413	BioCryst Pharmaceuticals, Inc.*	11,498
226	Biohaven Pharmaceutical Holding Co. Ltd.*	16,523
331	Blueprint Medicines Corp.*	25,818
557	Bridgebio Pharma, Inc.*	18,164
1,099	Calithera Biosciences, Inc.*	5,803
312	ChemoCentryx, Inc.*	17,952
2,328	Chimerix, Inc.*	7,217
1,167	Coherus Biosciences, Inc.*	20,843
1,344	Corvus Pharmaceuticals, Inc.*	3,656
905	CytomX Therapeutics, Inc.*	7,539
332	Deciphera Pharmaceuticals, Inc.*	19,827
375	Denali Therapeutics, Inc.*	9,067
190	Eagle Pharmaceuticals, Inc.*	9,116
313	Editas Medicine, Inc.*	9,259
510	Emergent BioSolutions, Inc.*	40,331
659	Enanta Pharmaceuticals, Inc.*	33,088
798	Epizyme, Inc.*	12,816
272	Esperion Therapeutics, Inc.*	13,956
132	Exact Sciences Corp.*	11,476
656	Fate Therapeutics, Inc.*	22,507
1,032	FibroGen, Inc.*	41,827
216	Five Prime Therapeutics, Inc.*	1,318
751	Flexion Therapeutics, Inc.*	9,876
431	Global Blood Therapeutics, Inc.*	27,209
Shares/ Principal		Fair Value
	BIOTECHNOLOGY - 9.7% (Continued)
588	Gossamer Bio, Inc.*	$7,644
821	Halozyme Therapeutics, Inc.*	22,011
642	Heron Therapeutics, Inc.*	9,444
781	Immunomedics, Inc.*	27,679
1,730	Inovio Pharmaceuticals, Inc.*	46,623
1,076	Insmed, Inc.*	29,633
865	Intellia Therapeutics, Inc.*	18,182
296	Intercept Pharmaceuticals, Inc.*	14,181
1,273	Invitae Corp.*	38,559
899	Iovance Biotherapeutics, Inc.*	24,678
1,900	Ironwood Pharmaceuticals, Inc.*	19,608
326	Karyopharm Therapeutics, Inc.*	6,174
3,789	Kindred Biosciences, Inc.*	17,013
135	Kodiak Sciences, Inc.*	7,306
260	Ligand Pharmaceuticals, Inc.*	29,081
354	MacroGenics, Inc.*	9,884
200	Mirati Therapeutics, Inc.*	22,834
635	Momenta Pharmaceuticals, Inc.*	21,126
462	Myriad Genetics, Inc.*	5,239
689	Natera, Inc.*	34,354
649	Novavax, Inc.*	54,094
1,563	Nymox Pharmaceutical Corp.*	5,549
5,201	OPKO Health, Inc.*	17,735
362	Portola Pharmaceuticals, Inc.*	6,512
2,227	Precigen, Inc.*	11,113
164	Principia Biopharma, Inc.*	9,806
165	Puma Biotechnology, Inc.*	1,721
951	Radius Health, Inc.*	12,962
382	REGENXBIO, Inc.*	14,069
1,705	Retrophin, Inc.*	34,799
6	Sage Therapeutics, Inc.*	249
1,095	Sangamo Therapeutics, Inc.*	9,811
86	Sarepta Therapeutics, Inc.*	13,789
3,816	Seres Therapeutics, Inc.*	18,164
474	Spectrum Pharmaceuticals, Inc.*	1,602
660	Ultragenyx Pharmaceutical, Inc.*	51,625
858	Vanda Pharmaceuticals, Inc.*	9,816
946	Veracyte, Inc.*	24,501
716	Vir Biotechnology, Inc.*	29,335
661	Xencor, Inc.*	21,410
2,433	ZIOPHARM Oncology, Inc.*	7,980
		1,446,920
	BUILDING PRODUCTS - 1.4%
370	Advanced Drainage Systems, Inc.	18,278
1,425	Builders FirstSource, Inc.*	29,497
978	Caesarstone Ltd.	11,589
750	Gibraltar Industries, Inc.*	36,008
100	Masonite International Corp.*	7,778
631	Quanex Building Products Corp.	8,758

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	BUILDING PRODUCTS - 1.4% (Continued)
445	Trex Co., Inc.*	$57,881
619	UFP Industries, Inc.	30,647
		200,436
	CAPITAL MARKETS - 2.0%
674	Ares Management Corp., Class A	26,758
290	Artisan Partners Asset Management, Inc., Class A	9,425
1,959	Brightsphere Investment Group, Inc.	24,409
242	Cohen & Steers, Inc.	16,468
1,895	Donnelley Financial Solutions, Inc.*	15,918
86	Evercore, Inc., Class A	5,067
402	Federated Hermes, Inc.	9,527
371	Focus Financial Partners, Inc., Class A*	12,262
473	Hamilton Lane, Inc., Class A	31,866
268	Houlihan Lokey, Inc.	14,911
4,589	Medley Management, Inc., Class A*	3,543
626	Moelis & Co., Class A	19,506
191	Piper Sandler Cos.	11,300
802	Silvercrest Asset Management Group, Inc., Class A	10,193
951	Stifel Financial Corp.	45,106
210	Virtus Investment Partners, Inc.	24,421
726	Waddell & Reed Financial, Inc., Class A	11,260
297	Westwood Holdings Group, Inc.	4,678
		296,618
	CHEMICALS - 1.6%
490	AdvanSix, Inc.*	5,753
102	Balchem Corp.	9,676
721	Ferro Corp.*	8,609
515	HB Fuller Co.	22,969
211	Ingevity Corp.*	11,092
599	Innospec, Inc.	46,273
460	Koppers Holdings, Inc.*	8,666
2,108	PolyOne Corp.	55,293
418	Stepan Co.	40,588
1,091	Trinseo SA	24,176
		233,095
	COMMERCIAL SERVICES & SUPPLIES - 1.6%
1,340	ACCO Brands Corp.	9,514
421	Brink's Co. (The)	19,160
726	CECO Environmental Corp.*	4,784
250	Cimpress PLC*	19,085
971	Healthcare Services Group, Inc.	23,751
720	Interface, Inc.	5,861
1,019	Kimball International, Inc., Class B	11,780
917	McGrath RentCorp	49,527
997	Mobile Mini, Inc.	29,411
182	MSA Safety, Inc.	20,828
234	SP Plus Corp.*	4,846
Shares/ Principal		Fair Value
	COMMERCIAL SERVICES & SUPPLIES - 1.6% (Continued)
1,001	Steelcase, Inc., Class A	$12,072
291	Tetra Tech, Inc.	23,024
169	Viad Corp.	3,214
		236,857
	COMMUNICATIONS EQUIPMENT - 0.9%
145	Acacia Communications, Inc.*	9,743
988	Calix, Inc.*	14,721
584	Ciena Corp.*	31,629
1,123	Infinera Corp.*	6,648
358	Lumentum Holdings, Inc.*	29,152
1,239	TESSCO Technologies, Inc.	6,815
136	Ubiquiti, Inc.	23,740
378	ViaSat, Inc.*	14,504
		136,952
	CONSTRUCTION & ENGINEERING - 1.3%
1,153	Comfort Systems USA, Inc.	46,985
520	Dycom Industries, Inc.*	21,263
545	EMCOR Group, Inc.	36,046
906	MasTec, Inc.*	40,652
694	MYR Group, Inc.*	22,146
973	Primoris Services Corp.	17,280
1,165	WillScot Corp.*	14,318
		198,690
	CONSTRUCTION MATERIALS - 0.2%
1,463	Summit Materials, Inc., Class A*	23,525
	CONSUMER FINANCE - 0.7%
2,302	Elevate Credit, Inc.*	3,407
199	Encore Capital Group, Inc.*	6,802
541	Enova International, Inc.*	8,045
581	FirstCash, Inc.	39,206
469	Green Dot Corp., Class A*	23,018
31	LendingTree, Inc.*	8,975
266	PRA Group, Inc.*	10,283
191	Regional Management Corp.*	3,383
		103,119
	CONTAINERS & PACKAGING - 0.1%
417	Greif, Inc., Class A	14,349
	Distributors - 0.1%
567	Core-Mark Holding Co., Inc.	14,149
	DIVERSIFIED CONSUMER SERVICES - 0.9%
758	Carriage Services, Inc.	13,735
548	Chegg, Inc.*	36,859
176	Grand Canyon Education, Inc.*	15,933
356	K12, Inc.*	9,697

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	DIVERSIFIED CONSUMER SERVICES - 0.9% (Continued)
262	Strategic Education, Inc.	$40,256
578	WW International, Inc.*	14,670
		131,150
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
362	Cannae Holdings, Inc.*	14,878
	DIVERSIFIED TELECOMMUNICATION - 0.7%
567	Cogent Communications Holdings, Inc.	43,863
1,334	Consolidated Communications Holdings, Inc.*	9,031
956	Iridium Communications, Inc.*	24,321
958	Ooma, Inc.*	15,788
1,506	Vonage Holdings Corp.*	15,150
		108,153
	ELECTRIC UTILITIES - 1.3%
172	ALLETE, Inc.	9,393
201	El Paso Electric Co.	13,467
1,193	IDACORP, Inc.	104,232
1,131	PNM Resources, Inc.	43,476
544	Portland General Electric Co.	22,745
		193,313
	ELECTRICAL EQUIPMENT - 0.9%
556	Atkore International Group, Inc.*	15,207
368	AZZ, Inc.	12,630
398	Encore Wire Corp.	19,430
515	Generac Holdings, Inc.*	62,794
1,524	LSI Industries, Inc.	9,860
1,291	Plug Power, Inc.*	10,599
		130,520
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.7%
548	Arlo Technologies, Inc.*	1,414
5,787	Daktronics, Inc.	25,173
228	ePlus, Inc.*	16,115
335	Fabrinet*	20,911
155	FARO Technologies, Inc.*	8,308
1,949	Fitbit, Inc., Class A*	12,591
422	II-VI, Inc.*	19,927
507	Insight Enterprises, Inc.*	24,944
147	Littelfuse, Inc.	25,083
101	Novanta, Inc.*	10,784
813	OSI Systems, Inc.*	60,682
716	PC Connection, Inc.	33,194
1,374	Sanmina Corp.*	34,405
1,260	ScanSource, Inc.*	30,353
400	SYNNEX Corp.	47,908
196	Tech Data Corp.*	28,420
		400,212
Shares/ Principal		Fair Value
	ENERGY EQUIPMENT & SERVICES - 0.7%
2,783	Archrock, Inc.	$18,062
394	Basic Energy Services, Inc.*	75
2,104	ChampionX Corp.*	20,535
273	Dril-Quip, Inc.*	8,133
949	Exterran Corp.*	5,115
7,516	Forum Energy Technologies, Inc.*	3,969
327	Matrix Service Co.*	3,178
1,631	Natural Gas Services Group, Inc.*	10,226
1,057	NexTier Oilfield Solutions, Inc.*	2,590
2,230	Oceaneering International, Inc.*	14,250
1,382	Oil States International, Inc.*	6,564
2	Parker Drilling Co.*	11
1,654	ProPetro Holding Corp.*	8,502
510	US Silica Holdings, Inc.	1,841
2,253	Valaris PLC*	1,469
		104,520
	ENTERTAINMENT - 0.2%
1,272	IMAX Corp.*	14,259
771	Marcus Corp. (The)	10,231
286	World Wrestling Entertainment, Inc., Class A	12,427
		36,917
	EQUITY REAL ESTATE INVESTMENT - 6.2%
1,030	Acadia Realty Trust	13,369
1,724	Armada Hoffler Properties, Inc.	17,154
3,401	Cedar Realty Trust, Inc.	3,367
1,010	Chatham Lodging Trust	6,181
1,868	City Office REIT, Inc.	18,792
7,738	Colony Capital, Inc.	18,571
1,061	CoreCivic, Inc.	9,931
583	CorePoint Lodging, Inc.	2,454
920	Cousins Properties, Inc.	27,444
3,987	DiamondRock Hospitality Co.	22,048
1,395	Easterly Government Properties, Inc.	32,252
793	EastGroup Properties, Inc.	94,058
428	Essential Properties Realty Trust, Inc.	6,352
2,859	First Industrial Realty Trust, Inc.	109,900
2,060	Four Corners Property Trust, Inc.	50,264
1,374	Franklin Street Properties Corp.	6,994
326	GEO Group, Inc. (The)	3,857
2,358	Hersha Hospitality Trust	13,582
2,010	Macerich Co. (The)	18,030
990	National Storage Affiliates Trust	28,373
725	NexPoint Residential Trust, Inc.	25,629
2,585	Pebblebrook Hotel Trust	35,311
1,288	Plymouth Industrial REIT, Inc.	16,486
1,050	QTS Realty Trust, Inc., Class A	67,295
2,570	Retail Properties of America, Inc., Class A	18,812
746	Rexford Industrial Realty, Inc.	30,907

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	EQUITY REAL ESTATE INVESTMENT - 6.2% (Continued)
2,966	RLJ Lodging Trust	$27,999
556	Ryman Hospitality Properties, Inc.	19,238
789	Sabra Health Care REIT, Inc.	11,385
6,221	Summit Hotel Properties, Inc.	36,891
1,954	Sunstone Hotel Investors, Inc.	15,925
1,263	Terreno Realty Corp.	66,484
2,559	Uniti Group, Inc.	23,927
1,519	Xenia Hotels & Resorts, Inc.	14,172
		913,434
	FOOD & STAPLES RETAILING - 0.6%
539	BJ's Wholesale Club Holdings, Inc.*	20,089
54	Ingles Markets, Inc., Class A	2,326
37	Natural Grocers by Vitamin Cottage, Inc.	551
1,232	Performance Food Group Co.*	35,900
604	Rite Aid Corp.*	10,304
44	SpartanNash Co.	935
385	Weis Markets, Inc.	19,296
		89,401
	FOOD PRODUCTS - 1.4%
706	Calavo Growers, Inc.	44,414
424	Freshpet, Inc.*	35,472
2,526	Hostess Brands, Inc.*	30,868
227	J&J Snack Foods Corp.	28,859
417	John B. Sanfilippo & Son, Inc.	35,583
166	Lancaster Colony Corp.	25,728
382	Seneca Foods Corp., Class A*	12,915
		213,839
	Gas Utilities - 1.1%
2,369	New Jersey Resources Corp.	77,348
453	Northwest Natural Holding Co.	25,273
151	ONE Gas, Inc.	11,634
778	Southwest Gas Holdings, Inc.	53,721
		167,976
	HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%
447	AtriCure, Inc.*	20,093
338	Cantel Medical Corp.	14,950
410	Cardiovascular Systems, Inc.*	12,935
254	CONMED Corp.	18,285
231	Glaukos Corp.*	8,875
882	Globus Medical, Inc., Class A*	42,080
327	Haemonetics Corp.*	29,286
159	ICU Medical, Inc.*	29,305
306	Inogen, Inc.*	10,869
65	Insulet Corp.*	12,627
157	Integer Holdings Corp.*	11,469
235	iRhythm Technologies, Inc.*	27,234
152	LivaNova PLC*	7,316
Shares/ Principal		Fair Value
	HEALTH CARE EQUIPMENT & SUPPLIES - 3.2% (Continued)
99	Masimo Corp.*	$22,571
580	Merit Medical Systems, Inc.*	26,477
263	Neogen Corp.*	20,409
283	Nevro Corp.*	33,810
566	Novocure Ltd.*	33,564
146	NuVasive, Inc.*	8,126
94	Quidel Corp.*	21,032
414	SeaSpine Holdings Corp.*	4,335
209	Shockwave Medical, Inc.*	9,900
255	Tandem Diabetes Care, Inc.*	25,225
748	TransMedics Group, Inc.*	13,404
375	Wright Medical Group NV*	11,145
		475,322
	HEALTH CARE PROVIDERS & SERVICES - 2.6%
97	Amedisys, Inc.*	19,258
575	AMN Healthcare Services, Inc.*	26,013
62	Chemed Corp.	27,966
227	CorVel Corp.*	16,092
522	Encompass Health Corp.	32,328
703	Ensign Group, Inc. (The)	29,421
2,668	Enzo Biochem, Inc.*	5,976
642	HealthEquity, Inc.*	37,666
314	LHC Group, Inc.*	54,737
137	Magellan Health, Inc.*	9,998
50	Molina Healthcare, Inc.*	8,899
282	National Research Corp.	16,415
1,409	Patterson Cos., Inc.	30,998
1,993	Select Medical Holdings Corp.*	29,357
410	Tenet Healthcare Corp.*	7,425
334	US Physical Therapy, Inc.	27,061
		379,610
	HEALTH CARE TECHNOLOGY - 1.7%
2,129	Allscripts Healthcare Solutions, Inc.*	14,413
2,717	Castlight Health, Inc., Class B*	2,255
851	Evolent Health, Inc., Class A*	6,059
358	HMS Holdings Corp.*	11,596
1,442	Inovalon Holdings, Inc., Class A*	27,773
250	Inspire Medical Systems, Inc.*	21,755
304	Livongo Health, Inc.*	22,858
595	Omnicell, Inc.*	42,019
1,001	Phreesia, Inc.*	28,308
341	Teladoc Health, Inc.*	65,077
382	Vocera Communications, Inc.*	8,098
		250,211
	HOTELS, RESTAURANTS & LEISURE - 2.7%
282	BJ's Restaurants, Inc.	5,905
645	Bloomin' Brands, Inc.	6,876
713	Boyd Gaming Corp.	14,902

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	HOTELS, RESTAURANTS & LEISURE - 2.7% (Continued)
566	Brinker International, Inc.	$13,584
932	Caesars Entertainment Corp.*	11,305
419	Cheesecake Factory, Inc. (The)	9,604
301	Churchill Downs, Inc.	40,078
252	Cracker Barrel Old Country Store, Inc.	27,949
1,629	Del Taco Restaurants, Inc.*	9,660
423	Denny's Corp.*	4,272
645	Eldorado Resorts, Inc.*	25,839
1,040	Everi Holdings, Inc.*	5,366
1,164	Hilton Grand Vacations, Inc.*	22,756
939	International Game Technology PLC	8,357
310	Marriott Vacations Worldwide Corp.	25,485
208	Papa John's International, Inc.	16,517
1,265	Penn National Gaming, Inc.*	38,633
150	Planet Fitness, Inc., Class A*	9,086
841	Ruth's Hospitality Group, Inc.	6,863
426	Target Hospitality Corp.*	720
685	Texas Roadhouse, Inc.	36,010
406	Wingstop, Inc.	56,422
		396,189
	HOUSEHOLD DURABLES - 1.9%
2,486	Bassett Furniture Industries, Inc.	18,272
322	Beazer Homes USA, Inc.*	3,243
2,554	Green Brick Partners, Inc.*	30,265
64	Helen of Troy Ltd.*	12,068
303	Hooker Furniture Corp.	5,893
319	iRobot Corp.*	26,764
619	La-Z-Boy, Inc.	16,750
1,898	MDC Holdings, Inc.	67,759
619	Meritage Homes Corp.*	47,118
221	Taylor Morrison Home Corp.*	4,263
317	TopBuild Corp.*	36,065
1,328	TRI Pointe Group, Inc.*	19,508
		287,968
	HOUSEHOLD PRODUCTS - 0.2%
222	Central Garden & Pet Co.*	7,990
85	Central Garden & Pet Co., Class A*	2,872
295	Spectrum Brands Holdings, Inc.	13,540
		24,402
	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
760	Vistra Corp.	14,151
	INSURANCE - 2.1%
178	American National Insurance Co.	12,828
616	Argo Group International Holdings Ltd.	21,455
1,929	CNO Financial Group, Inc.	30,035
143	eHealth, Inc.*	14,048
Shares/ Principal		Fair Value
	INSURANCE - 2.1% (Continued)
713	Employers Holdings, Inc.	$21,497
332	FBL Financial Group, Inc., Class A	11,916
1,875	Genworth Financial, Inc., Class A*	4,331
444	Global Indemnity Ltd.	10,629
1,272	Greenlight Capital Re Ltd., Class A*	8,293
455	HCI Group, Inc.	21,012
539	Horace Mann Educators Corp.	19,797
124	Kemper Corp.	8,992
212	Kinsale Capital Group, Inc.	32,905
1,003	National General Holdings Corp.	21,675
1,150	Protective Insurance Corp., Class B	17,331
158	RLI Corp.	12,972
195	Selective Insurance Group, Inc.	10,284
564	United Fire Group, Inc.	15,628
1,358	United Insurance Holdings Corp.	10,620
395	Watford Holdings Ltd.*	6,593
		312,841
	INTERACTIVE MEDIA & SERVICES - 0.7%
607	Cargurus, Inc.*	15,387
930	Cars.com, Inc.*	5,357
1,247	QuinStreet, Inc.*	13,044
1,115	TrueCar, Inc.*	2,877
1,048	Yelp, Inc.*	24,240
969	ZoomInfo Technologies, Inc., Class A*	49,448
		110,353
	INTERNET & DIRECT MARKETING RETAIL - 0.8%
580	1-800-Flowers.com, Inc., Class A*	11,612
581	Blue Apron Holdings, Inc., Class A*	6,443
189	Etsy, Inc.*	20,078
267	Grubhub, Inc.*	18,770
415	Overstock.com, Inc.*	11,798
653	Shutterstock, Inc.	22,835
127	Stamps.com, Inc.*	23,329
		114,865
	IT SERVICES - 1.9%
619	CSG Systems International, Inc.	25,620
124	EPAM Systems, Inc.*	31,249
88	Fastly, Inc., Class A*	7,491
911	Hackett Group, Inc. (The)	12,335
4,637	Information Services Group, Inc.*	9,599
706	International Money Express, Inc.*	8,797
333	KBR, Inc.	7,509
885	LiveRamp Holdings, Inc.*	37,586
705	ManTech International Corp./VA, Class A	48,286
518	MAXIMUS, Inc.	36,493
112	NIC, Inc.	2,572
323	Perficient, Inc.*	11,557

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	IT SERVICES - 1.9% (Continued)
1,897	Verra Mobility Corp.*	$19,501
511	Virtusa Corp.*	16,592
		275,187
	LEISURE PRODUCTS - 0.2%
298	Malibu Boats, Inc., Class A*	15,481
284	YETI Holdings, Inc.*	12,135
		27,616
	LIFE SCIENCES TOOLS & SERVICES - 1.2%
153	Adaptive Biotechnologies Corp.*	7,402
506	Luminex Corp.	16,460
399	Medpace Holdings, Inc.*	37,115
471	NanoString Technologies, Inc.*	13,824
1,030	NeoGenomics, Inc.*	31,909
130	PRA Health Sciences, Inc.*	12,648
268	Repligen Corp.*	33,127
507	Syneos Health, Inc.*	29,533
		182,018
	MACHINERY - 2.9%
254	Albany International Corp., Class A	14,912
383	Altra Industrial Motion Corp.	12,202
1,139	Blue Bird Corp.*	17,074
1,081	Briggs & Stratton Corp.	1,416
311	EnPro Industries, Inc.	15,329
816	ESCO Technologies, Inc.	68,977
1,422	Evoqua Water Technologies Corp.*	26,449
1,100	Gencor Industries, Inc.*	13,904
588	Greenbrier Cos., Inc. (The)	13,377
969	Hillenbrand, Inc.	26,231
142	John Bean Technologies Corp.	12,215
453	LB Foster Co., Class A*	5,785
392	Miller Industries, Inc.	11,670
270	Navistar International Corp.*	7,614
128	Proto Labs, Inc.*	14,396
91	RBC Bearings, Inc.*	12,198
1,304	Rexnord Corp.	38,012
246	SPX Corp.*	10,123
288	Standex International Corp.	16,574
1,432	Wabash National Corp.	15,208
773	Watts Water Technologies, Inc., Class A	62,613
159	Woodward, Inc.	12,330
		428,609
	MEDIA - 0.9%
132	Cardlytics, Inc.*	9,238
1,456	Entercom Communications Corp., Class A	2,009
4,818	Entravision Communications Corp., Class A	6,890
843	EW Scripps Co. (The), Class A	7,376
1,573	Gray Television, Inc.*	21,944
1,165	iHeartMedia, Inc., Class A*	9,728
Shares/ Principal		Fair Value
	MEDIA - 0.9% (Continued)
1,116	MSG Networks, Inc., Class A*	$11,104
190	Nexstar Media Group, Inc., Class A	15,901
239	Sinclair Broadcast Group, Inc., Class A	4,412
942	TechTarget, Inc.*	28,288
894	TEGNA, Inc.	9,959
1,826	Townsquare Media, Inc., Class A	8,162
		135,011
	METALS & MINING - 1.3%
322	Carpenter Technology Corp.	7,818
1,759	Cleveland-Cliffs, Inc.	9,710
2,260	Coeur Mining, Inc.*	11,481
1,086	Commercial Metals Co.	22,154
1,471	Hecla Mining Co.	4,810
429	Kaiser Aluminum Corp.	31,583
472	Materion Corp.	29,023
2,637	Novagold Resources, Inc.*	24,208
1,590	Ryerson Holding Corp.*	8,952
1,242	Schnitzer Steel Industries, Inc., Class A	21,909
1,162	SunCoke Energy, Inc.	3,440
2,897	TimkenSteel Corp.*	11,269
		186,357
	MORTGAGE REAL ESTATE INVESTMENT - 0.7%
805	Apollo Commercial Real Estate Finance, Inc.	7,897
937	Ares Commercial Real Estate Corp.	8,546
733	Blackstone Mortgage Trust, Inc., Class A	17,658
1,932	Colony Credit Real Estate, Inc.	13,563
750	Ellington Financial, Inc.	8,835
657	Great Ajax Corp.	6,044
3,107	Invesco Mortgage Capital, Inc.	11,619
590	Ladder Capital Corp.	4,779
1,498	TPG RE Finance Trust, Inc.	12,883
3,458	Two Harbors Investment Corp.	17,428
		109,252
	MULTILINE RETAIL - 0.2%
550	Big Lots, Inc.	23,100
	MULTI-UTILITIES - 0.2%
581	Avista Corp.	21,142
167	NorthWestern Corp.	9,105
		30,247
	OIL, GAS & CONSUMABLE FUELS - 1.1%
1,039	Brigham Minerals, Inc., Class A	12,832
913	Callon Petroleum Co.*	1,050
1,400	CNX Resources Corp.*	12,110
462	CVR Energy, Inc.	9,291
1,164	Delek US Holdings, Inc.	20,265
3,248	Denbury Resources, Inc.*	897

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	OIL, GAS & CONSUMABLE FUELS - 1.1% (Continued)
1,544	DHT Holdings, Inc.	$7,921
5,122	Evolution Petroleum Corp.	14,342
566	Laredo Petroleum, Inc.*	7,845
535	Matador Resources Co.*	4,547
1,996	Nordic American Tankers Ltd.	8,104
4,899	Oasis Petroleum, Inc.*	3,674
1,361	PBF Energy, Inc., Class A	13,937
674	PDC Energy, Inc.*	8,384
808	Scorpio Tankers, Inc.	10,350
3,497	Southwestern Energy Co.*	8,952
519	Talos Energy, Inc.*	4,775
465	World Fuel Services Corp.	11,978
		161,254
	PAPER & FOREST PRODUCTS - 0.5%
1,250	Boise Cascade Co.	47,012
249	Neenah, Inc.	12,316
278	Schweitzer-Mauduit International, Inc.	9,288
		68,616
	PERSONAL PRODUCTS - 0.2%
233	Edgewell Personal Care Co.*	7,260
44	Medifast, Inc.	6,106
735	Natural Health Trends Corp.	4,190
237	USANA Health Sciences, Inc.*	17,403
		34,959
	PHARMACEUTICALS - 2.2%
391	Aerie Pharmaceuticals, Inc.*	5,771
739	AMAG Pharmaceuticals, Inc.*	5,653
2,804	Amneal Pharmaceuticals, Inc.*	13,347
109	Amphastar Pharmaceuticals, Inc.*	2,448
119	Axsome Therapeutics, Inc.*	9,791
526	Catalent, Inc.*	38,556
1,331	Corcept Therapeutics, Inc.*	22,387
798	Endo International PLC*	2,737
41	Horizon Therapeutics PLC*	2,279
628	Intersect ENT, Inc.*	8,503
789	Intra-Cellular Therapies, Inc.*	20,254
215	MyoKardia, Inc.*	20,773
406	Nektar Therapeutics*	9,403
872	NGM Biopharmaceuticals, Inc.*	17,213
263	Pacira BioSciences, Inc.*	13,800
735	Phibro Animal Health Corp., Class A	19,309
963	Prestige Consumer Healthcare, Inc.*	36,170
164	Reata Pharmaceuticals, Inc., Class A*	25,587
1,098	Supernus Pharmaceuticals, Inc.*	26,078
636	Theravance Biopharma, Inc.*	13,350
477	Tricida, Inc.*	13,108
		326,517
Shares/ Principal		Fair Value
	PROFESSIONAL SERVICES - 1.8%
723	ASGN, Inc.*	$48,210
445	CRA International, Inc.	17,577
291	Exponent, Inc.	23,551
125	Forrester Research, Inc.*	4,005
900	Franklin Covey Co.*	19,260
149	FTI Consulting, Inc.*	17,068
296	ICF International, Inc.	19,190
1,963	InnerWorkings, Inc.*	2,591
655	Insperity, Inc.	42,398
1,583	Kforce, Inc.	46,303
814	Mistras Group, Inc.*	3,215
392	TriNet Group, Inc.*	23,888
		267,256
	REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
733	Kennedy-Wilson Holdings, Inc.	11,156
842	RE/MAX Holdings, Inc., Class A	26,464
299	Redfin Corp.*	12,531
664	RMR Group, Inc. (The), Class A	19,568
		69,719
	ROAD & RAIL - 0.8%
1,140	Covenant Logistics Group, Inc.*	16,450
588	Knight-Swift Transportation Holdings, Inc.	24,526
1,494	Marten Transport Ltd.	37,589
96	Saia, Inc.*	10,673
361	Universal Logistics Holdings, Inc.	6,274
561	Werner Enterprises, Inc.	24,421
		119,933
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
433	Advanced Energy Industries, Inc.*	29,353
621	Ambarella, Inc.*	28,442
2,525	Amkor Technology, Inc.*	31,083
558	Brooks Automation, Inc.	24,686
218	Cabot Microelectronics Corp.	30,420
1,012	Cirrus Logic, Inc.*	62,521
106	Diodes, Inc.*	5,374
634	DSP Group, Inc.*	10,068
232	Enphase Energy, Inc.*	11,036
1,824	FormFactor, Inc.*	53,498
281	Inphi Corp.*	33,017
488	Lattice Semiconductor Corp.*	13,854
150	Power Integrations, Inc.	17,720
472	Rambus, Inc.*	7,174
372	Semtech Corp.*	19,426
87	Silicon Laboratories, Inc.*	8,723
448	Synaptics, Inc.*	26,934
420	Ultra Clean Holdings, Inc.*	9,505
		422,834

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	SOFTWARE - 5.9%
1,612	8x8, Inc.*	$25,792
560	A10 Networks, Inc.*	3,814
539	Alarm.com Holdings, Inc.*	34,933
177	Appfolio, Inc., Class A*	28,800
232	Appian Corp.*	11,890
1,919	Benefitfocus, Inc.*	20,648
53	Bill.com Holdings, Inc.*	4,781
348	Blackbaud, Inc.	19,864
253	Blackline, Inc.*	20,976
582	Bottomline Technologies DE, Inc.*	29,548
2,343	Box, Inc., Class A*	48,641
3,031	Cloudera, Inc.*	38,554
751	CommVault Systems, Inc.*	29,064
699	Cornerstone OnDemand, Inc.*	26,953
42	Coupa Software, Inc.*	11,636
199	Everbridge, Inc.*	27,534
87	Fair Isaac Corp.*	36,369
301	Five9, Inc.*	33,312
738	LivePerson, Inc.*	30,575
293	Medallia, Inc.*	7,395
64	MicroStrategy, Inc., Class A*	7,571
173	Model N, Inc.*	6,013
366	New Relic, Inc.*	25,217
648	Nutanix, Inc., Class A*	15,361
99	Paylocity Holding Corp.*	14,443
788	Progress Software Corp.	30,535
242	Proofpoint, Inc.*	26,891
424	PROS Holdings, Inc.*	18,838
450	Q2 Holdings, Inc.*	38,605
332	Qualys, Inc.*	34,535
651	Rapid7, Inc.*	33,214
58	RingCentral, Inc., Class A*	16,531
604	SPS Commerce, Inc.*	45,372
520	SVMK, Inc.*	12,241
142	Workiva, Inc.*	7,596
1,001	Yext, Inc.*	16,627
150	Zendesk, Inc.*	13,279
158	Zscaler, Inc.*	17,301
		871,249
	SPECIALTY RETAIL - 2.4%
409	Aaron's, Inc.	18,569
1,322	Abercrombie & Fitch Co., Class A	14,066
1,999	American Eagle Outfitters, Inc.	21,789
145	America's Car-Mart, Inc.*	12,741
322	Asbury Automotive Group, Inc.*	24,900
2,878	Bed Bath & Beyond, Inc.	30,507
655	Cato Corp. (The), Class A	5,358
9,890	Chico's FAS, Inc.	13,648
407	Citi Trends, Inc.	8,230
106	Five Below, Inc.*	11,332
Shares/ Principal		Fair Value
	SPECIALTY RETAIL - 2.4% (Continued)
1,515	GameStop Corp., Class A*	$6,575
211	Group 1 Automotive, Inc.	13,920
223	Lithia Motors, Inc., Class A	33,747
582	MarineMax, Inc.*	13,031
1,961	Michaels Cos., Inc. (The)*	13,864
149	Monro, Inc.	8,186
121	Murphy USA, Inc.*	13,623
759	National Vision Holdings, Inc.*	23,165
5,535	Office Depot, Inc.	13,007
135	RH*	33,602
940	Sally Beauty Holdings, Inc.*	11,778
434	Sonic Automotive, Inc., Class A	13,849
		359,487
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.1%
1,135	Pure Storage, Inc., Class A*	19,670
	TEXTILES, APPAREL & LUXURY GOODS - 1.1%
318	Columbia Sportswear Co.	25,625
904	Crocs, Inc.*	33,285
722	Culp, Inc.	6,217
208	Deckers Outdoor Corp.*	40,849
815	G-III Apparel Group Ltd.*	10,831
415	Oxford Industries, Inc.	18,264
573	Steven Madden Ltd.	14,147
885	Wolverine World Wide, Inc.	21,072
		170,290
	THRIFTS & MORTGAGE FINANCE - 1.7%
1,072	Capitol Federal Financial, Inc.	11,803
945	Essent Group Ltd.	34,275
312	Federal Agricultural Mortgage Corp., Class C	19,971
745	Merchants Bancorp	13,775
1,688	Meridian Bancorp, Inc.	19,581
1,160	MGIC Investment Corp.	9,500
325	NMI Holdings, Inc., Class A*	5,226
909	Northwest Bancshares, Inc.	9,295
1,420	Premier Financial Corp.	25,091
1,861	Radian Group, Inc.	28,864
4,554	Riverview Bancorp, Inc.	25,730
47	Walker & Dunlop, Inc.	2,388
1,542	Washington Federal, Inc.	41,387
321	WSFS Financial Corp.	9,213
		256,099
	TOBACCO - 0.1%
1,884	Vector Group Ltd.	18,953
	TRADING COMPANIES & DISTRIBUTORS - 1.9%
1,037	Applied Industrial Technologies, Inc.	64,698
638	Beacon Roofing Supply, Inc.*	16,824

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	TRADING COMPANIES & DISTRIBUTORS - 1.9% (Continued)
1,326	BMC Stock Holdings, Inc.*	$33,336
426	DXP Enterprises, Inc.*	8,482
1,211	Foundation Building Materials, Inc.*	18,904
167	GATX Corp.	10,184
866	GMS, Inc.*	21,295
856	H&E Equipment Services, Inc.	15,819
749	Herc Holdings, Inc.*	23,017
148	Lawson Products, Inc./de*	4,774
1,347	NOW, Inc.*	11,625
235	Rush Enterprises, Inc., Class A	9,743
285	SiteOne Landscape Supply, Inc.*	32,481
457	Systemax, Inc.	9,387
90	Univar Solutions, Inc.*	1,517
58	WESCO International, Inc.*	2,036
154	WESCO International, Inc.*	4,084
		288,206
	WATER UTILITIES - 0.5%
573	American States Water Co.	45,055
442	SJW Group	27,453
		72,508
	WIRELESS TELECOMMUNICATION SERVICES - 0.1%
132	Shenandoah Telecommunications Co.	6,506
988	Spok Holdings, Inc.	9,238
		15,744
	TOTAL COMMON STOCKS (Cost - $15,436,488)	14,293,305
Shares/ Principal		Fair Value
	RIGHTS - 0.0%†
638	Alder BioPharmaceuticals CVR*	$561
1,183	Achillion Pharmaceuticals, Inc., CVR*	544
	TOTAL RIGHTS (Cost - $561)	1,105
	WARRANTS - 0.0%
20	Parker Drilling Co. (Cost - $0), expires 9/16/24*	0
	SHORT-TERM INVESTMENTS - 3.2%
	MONEY MARKET FUNDS - 3.2%
474,350	Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.10% (a) (Cost - $474,350)	474,350
	TOTAL INVESTMENTS - 99.5% (Cost - $15,911,399)	$14,768,760
	OTHER ASSETS LESS LIABILITIES - NET 0.5%	80,913
	TOTAL NET ASSETS - 100.0%	$14,849,673

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

CMT - Treasury Constant Maturity Rate

CVR - Contingent Value Rights

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Holdings by Asset Class	% of Net Assets
Common Stocks	96.3%
Money Market Funds	3.2%
Rights	0.0%^
Warrants	0.0%^
Other Assets less Liabilities - Net	0.5%
100.0%

^  Represents less than 0.05%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Future	Goldman Sachs & Co.	7	9/18/2020	$503,160	$12,884

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited)

June 30, 2020

Shares/ Principal		Fair Value
	COMMON STOCKS - 96.9%
	AEROSPACE & DEFENSE - 1.6%
265	Boeing Co. (The)	$48,575
108	Curtiss-Wright Corp.	9,642
287	General Dynamics Corp.	42,895
291	L3Harris Technologies, Inc.	49,374
246	Lockheed Martin Corp.	89,770
76	Mercury Systems, Inc.*	5,978
204	Northrop Grumman Corp.	62,718
662	Raytheon Technologies Corp.	40,793
37	Teledyne Technologies, Inc.*	11,505
		361,250
	AIR FREIGHT & LOGISTICS - 0.5%
30	C.H. Robinson Worldwide, Inc.	2,372
65	FedEx Corp.	9,114
891	United Parcel Service, Inc., Class B	99,061
		110,547
	AIRLINES - 0.2%
1,256	Delta Air Lines, Inc.	35,231
301	Southwest Airlines Co.	10,288
		45,519
	AUTO COMPONENTS - 0.1%
164	Aptiv PLC	12,779
	AUTOMOBILES - 0.1%
766	Harley-Davidson, Inc.	18,208
	BANKS - 3.5%
6,498	Bank of America Corp.	154,327
1,231	Citigroup, Inc.	62,904
2,278	Citizens Financial Group, Inc.	57,497
8	Comerica, Inc.	305
443	Cullen/Frost Bankers, Inc.	33,097
1,133	First Horizon National Corp.	11,285
2,972	JPMorgan Chase & Co.	279,546
281	US Bancorp	10,346
7,498	Wells Fargo & Co.	191,949
154	Zions Bancorp NA	5,236
		806,492
	BEVERAGES - 2.0%
59	Brown-Forman Corp., Class A	3,397
572	Brown-Forman Corp., Class B	36,413
2,786	Coca-Cola Co. (The)	124,478
484	Coca-Cola European Partners PLC	18,276
240	Keurig Dr Pepper, Inc.	6,816
2,161	PepsiCo, Inc.	285,814
		475,194
	BIOTECHNOLOGY - 3.1%
2,396	AbbVie, Inc.	235,239
768	Amgen, Inc.	181,141
Shares/ Principal		Fair Value
	BIOTECHNOLOGY - 3.1% (Continued)
200	Biogen, Inc.*	$53,510
2,339	Gilead Sciences, Inc.	179,963
105	Regeneron Pharmaceuticals, Inc.*	65,483
		715,336
	BUILDING PRODUCTS - 0.5%
294	Advanced Drainage Systems, Inc.	14,524
958	Allegion PLC	97,927
660	Resideo Technologies, Inc.*	7,735
34	Trex Co., Inc.*	4,422
		124,608
	CAPITAL MARKETS - 2.8%
262	Ameriprise Financial, Inc.	39,310
961	Bank of New York Mellon Corp. (The)	37,143
198	Cboe Global Markets, Inc.	18,469
1,869	Charles Schwab Corp. (The)	63,060
476	CME Group, Inc.	77,369
197	E*TRADE Financial Corp.	9,797
95	FactSet Research Systems, Inc.	31,205
595	Franklin Resources, Inc.	12,477
470	Intercontinental Exchange, Inc.	43,052
466	Invesco Ltd.	5,014
117	Moody's Corp.	32,143
607	Morgan Stanley	29,318
422	Northern Trust Corp.	33,481
524	S&P Global, Inc.	172,648
349	State Street Corp.	22,179
217	T Rowe Price Group, Inc.	26,800
		653,465
	CHEMICALS - 1.8%
45	Air Products and Chemicals, Inc.	10,866
391	DuPont de Nemours, Inc.	20,774
735	Ecolab, Inc.	146,228
351	FMC Corp.	34,967
369	Linde PLC	78,268
1,801	Mosaic Co. (The)	22,530
328	PPG Industries, Inc.	34,788
49	Scotts Miracle-Gro Co. (The)	6,589
93	Sherwin-Williams Co. (The)	53,740
		408,750
	COMMERCIAL SERVICES & SUPPLIES - 0.2%
186	Cintas Corp.	49,543
26	Copart, Inc.*	2,165
		51,708
	COMMUNICATIONS EQUIPMENT - 1.5%
6,925	Cisco Systems, Inc.	322,982
202	Motorola Solutions, Inc.	28,306
		351,288

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	CONSTRUCTION & ENGINEERING - 0.4%
883	EMCOR Group, Inc.	$58,402
539	MasTec, Inc.*	24,185
		82,587
	CONSUMER FINANCE - 0.5%
1,832	Ally Financial, Inc.	36,329
776	American Express Co.	73,875
121	Discover Financial Services	6,061
		116,265
	CONTAINERS & PACKAGING - 0.1%
371	International Paper Co.	13,063
	DIVERSIFIED CONSUMER SERVICES - 0.2%
88	Bright Horizons Family Solutions, Inc.*	10,314
45	Graham Holdings Co., Class B	15,420
2,195	H&R Block, Inc.	31,344
		57,078
	DIVERSIFIED FINANCIAL SERVICES - 1.5%
2,009	Berkshire Hathaway, Inc., Class B*	358,627
	DIVERSIFIED TELECOMMUNICATION - 1.4%
5,521	AT&T, Inc.	166,900
3,076	Verizon Communications, Inc.	169,580
		336,480
	ELECTRIC UTILITIES - 1.8%
1,334	Alliant Energy Corp.	63,819
80	Avangrid, Inc.	3,358
211	Eversource Energy	17,570
801	Exelon Corp.	29,068
545	IDACORP, Inc.	47,617
793	NextEra Energy, Inc.	190,455
384	Pinnacle West Capital Corp.	28,143
763	Xcel Energy, Inc.	47,688
		427,718
	ELECTRICAL EQUIPMENT - 0.4%
234	Generac Holdings, Inc.*	28,532
421	Hubbell, Inc.	52,776
		81,308
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
2,368	Avnet, Inc.	66,032
695	National Instruments Corp.	26,903
243	TE Connectivity Ltd.	19,817
		112,752
	ENERGY EQUIPMENT & SERVICES - 0.4%
946	Baker Hughes Co.	14,559
510	ChampionX Corp.*	4,978
Shares/ Principal		Fair Value
	ENERGY EQUIPMENT & SERVICES - 0.4% (Continued)
2,621	Schlumberger Ltd.	$48,200
2,161	TechnipFMC PLC	14,781
		82,518
	ENTERTAINMENT - 1.4%
313	Activision Blizzard, Inc.	23,757
123	Electronic Arts, Inc.*	16,242
373	Netflix, Inc.*	169,730
975	Walt Disney Co. (The)	108,722
		318,451
	EQUITY REAL ESTATE INVESTMENT - 2.5%
426	American Tower Corp.	110,138
175	AvalonBay Communities, Inc.	27,062
901	Boston Properties, Inc.	81,432
221	Camden Property Trust	20,160
96	Crown Castle International Corp.	16,065
1,742	Equity Residential	102,464
166	Federal Realty Investment Trust	14,145
970	Host Hotels & Resorts, Inc.	10,466
46	Life Storage, Inc.	4,368
802	Macerich Co. (The)	7,194
330	Park Hotels & Resorts, Inc.	3,264
987	Prologis, Inc.	92,117
161	QTS Realty Trust, Inc., Class A	10,318
774	Realty Income Corp.	46,053
49	SBA Communications Corp.	14,598
139	Simon Property Group, Inc.	9,505
589	UDR, Inc.	22,017
		591,366
	FOOD & STAPLES RETAILING - 1.3%
930	Costco Wholesale Corp.	281,985
118	Performance Food Group Co.*	3,439
195	Walmart, Inc.	23,357
		308,781
	FOOD PRODUCTS - 1.4%
130	Campbell Soup Co.	6,452
2,104	General Mills, Inc.	129,712
874	Hershey Co. (The)	113,288
81	JM Smucker Co. (The)	8,571
123	McCormick & Co., Inc.	22,067
1,003	Mondelez International, Inc., Class A	51,283
		331,373
	GAS UTILITIES - 0.1%
671	UGI Corp.	21,338
	HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
1,838	Abbott Laboratories	168,048
121	Baxter International, Inc.	10,418

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	HEALTH CARE EQUIPMENT & SUPPLIES - 3.0% (Continued)
56	Becton Dickinson and Co.	$13,399
479	Boston Scientific Corp.*	16,818
420	Danaher Corp.	74,269
1,695	Edwards Lifesciences Corp.*	117,141
92	Globus Medical, Inc., Class A*	4,389
124	Hologic, Inc.*	7,068
180	IDEXX Laboratories, Inc.*	59,429
62	Intuitive Surgical, Inc.*	35,330
977	Medtronic PLC	89,591
40	ResMed, Inc.	7,680
23	STERIS PLC	3,529
451	Stryker Corp.	81,266
82	West Pharmaceutical Services, Inc.	18,628
		707,003
	HEALTH CARE PROVIDERS & SERVICES - 3.1%
301	Anthem, Inc.	79,157
525	Cardinal Health, Inc.	27,400
133	Centene Corp.*	8,452
177	Cigna Corp.	33,214
1,792	CVS Health Corp.	116,426
272	HCA Healthcare, Inc.	26,400
42	Humana, Inc.	16,286
136	Laboratory Corp. of America Holdings*	22,591
361	McKesson Corp.	55,385
272	Quest Diagnostics, Inc.	30,997
1,058	UnitedHealth Group, Inc.	312,057
		728,365
	HEALTH CARE TECHNOLOGY - 0.2%
119	Teladoc Health, Inc.*	22,710
53	Veeva Systems, Inc., Class A*	12,424
		35,134
	HOTELS, RESTAURANTS & LEISURE - 1.2%
355	Boyd Gaming Corp.	7,419
11	Chipotle Mexican Grill, Inc.*	11,576
536	Darden Restaurants, Inc.	40,613
35	Domino's Pizza, Inc.	12,930
567	Extended Stay America, Inc.	6,345
271	International Game Technology PLC	2,412
90	Las Vegas Sands Corp.	4,099
651	McDonald's Corp.	120,090
374	MGM Resorts International	6,283
258	Penn National Gaming, Inc.*	7,879
306	Texas Roadhouse, Inc.	16,086
264	Wyndham Destinations, Inc.	7,440
371	Yum! Brands, Inc.	32,244
		275,416
Shares/ Principal		Fair Value
	HOUSEHOLD DURABLES - 0.1%
349	DR Horton, Inc.	$19,352
26	Helen of Troy Ltd.*	4,903
		24,255
	HOUSEHOLD PRODUCTS - 2.0%
55	Church & Dwight Co., Inc.	4,252
359	Clorox Co. (The)	78,754
1,451	Colgate-Palmolive Co.	106,300
2,242	Procter & Gamble Co. (The)	268,076
		457,382
	INDUSTRIAL CONGLOMERATES - 1.2%
340	3M Co.	53,036
228	Carlisle Cos., Inc.	27,285
4,363	General Electric Co.	29,799
1,008	Honeywell International, Inc.	145,747
38	Roper Technologies, Inc.	14,754
		270,621
	INSURANCE - 1.8%
1,477	Aflac, Inc.	53,216
14	Alleghany Corp.	6,848
175	Allstate Corp. (The)	16,973
1,119	Brown & Brown, Inc.	45,611
847	Cincinnati Financial Corp.	54,233
253	Hanover Insurance Group, Inc. (The)	25,637
385	Marsh & McLennan Cos., Inc.	41,338
280	Progressive Corp. (The)	22,431
1,748	Prudential Financial, Inc.	106,453
109	Reinsurance Group of America, Inc.	8,550
65	Travelers Cos., Inc. (The)	7,413
1,048	Unum Group	17,386
113	Willis Towers Watson PLC	22,255
		428,344
	INTERACTIVE MEDIA & SERVICES - 5.4%
321	Alphabet, Inc., Class A*	455,194
257	Alphabet, Inc., Class C*	363,298
1,777	Facebook, Inc., Class A*	403,503
1,416	Twitter, Inc.*	42,183
		1,264,178
	INTERNET & DIRECT MARKETING RETAIL - 5.1%
426	Amazon.com, Inc.*	1,175,257
25	Etsy, Inc.*	2,656
16	Wayfair, Inc., Class A*	3,162
		1,181,075
	IT SERVICES - 5.4%
163	Accenture PLC, Class A	34,999
1,193	Automatic Data Processing, Inc.	177,626
204	Cognizant Technology Solutions Corp., Class A	11,591
625	DXC Technology Co.	10,313

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	IT SERVICES - 5.4% (Continued)
166	Fidelity National Information Services, Inc.	$22,259
1,284	Fiserv, Inc.*	125,344
712	Mastercard, Inc., Class A	210,538
1,036	Paychex, Inc.	78,477
1,343	PayPal Holdings, Inc.*	233,991
1,753	Visa, Inc., Class A	338,627
		1,243,765
	LIFE SCIENCES TOOLS & SERVICES - 0.5%
307	Agilent Technologies, Inc.	27,129
59	PRA Health Sciences, Inc.*	5,740
208	Thermo Fisher Scientific, Inc.	75,367
47	Waters Corp.*	8,479
		116,715
	MACHINERY - 1.7%
100	Caterpillar, Inc.	12,650
542	Deere & Co.	85,175
851	Illinois Tool Works, Inc.	148,797
479	Oshkosh Corp.	34,306
211	Snap-on, Inc.	29,226
387	Toro Co. (The)	25,674
1,077	Xylem, Inc.	69,962
		405,790
	MEDIA - 1.2%
398	Altice USA, Inc., Class A*	8,971
4	Cable One, Inc.	7,099
2,927	Comcast Corp., Class A	114,094
348	Discovery, Inc., Class A*	7,343
2,617	Interpublic Group of Cos., Inc. (The)	44,908
125	Nexstar Media Group, Inc., Class A	10,461
110	Omnicom Group, Inc.	6,006
12,319	Sirius XM Holdings, Inc.	72,313
175	TEGNA, Inc.	1,950
538	ViacomCBS, Inc., Class B	12,546
		285,691
	METALS & MINING - 0.3%
1,482	Alcoa Corp.*	16,658
489	Freeport-McMoRan, Inc.	5,658
351	Newmont Corp.	21,671
224	Reliance Steel & Aluminum Co.	21,264
450	Steel Dynamics, Inc.	11,740
		76,991
	MULTILINE RETAIL - 0.3%
405	Macy's, Inc.	2,786
143	Nordstrom, Inc.	2,215
463	Target Corp.	55,528
		60,529
Shares/ Principal		Fair Value
	MULTI-UTILITIES - 0.9%
508	Ameren Corp.	$35,743
2,062	CMS Energy Corp.	120,462
592	Consolidated Edison, Inc.	42,582
86	Public Service Enterprise Group, Inc.	4,228
		203,015
	OIL, GAS & CONSUMABLE FUELS - 2.0%
1,258	Chevron Corp.	112,251
166	Concho Resources, Inc.	8,549
1,046	ConocoPhillips	43,953
458	Continental Resources, Inc.	8,029
1,166	EOG Resources, Inc.	59,069
2,344	Exxon Mobil Corp.	104,824
4,665	Marathon Oil Corp.	28,550
348	ONEOK, Inc.	11,560
550	PBF Energy, Inc., Class A	5,632
562	Phillips 66	40,408
378	Valero Energy Corp.	22,234
1,194	Williams Cos., Inc. (The)	22,710
		467,769
	PAPER & FOREST PRODUCTS - 0.0%†
204	Domtar Corp.	4,306
	PHARMACEUTICALS - 4.3%
1,974	Bristol-Myers Squibb Co.	116,071
426	Elanco Animal Health, Inc.*	9,138
731	Eli Lilly and Co.	120,016
1,896	Johnson & Johnson	266,634
3,271	Merck & Co., Inc.	252,946
3,900	Pfizer, Inc.	127,530
852	Zoetis, Inc.	116,758
		1,009,093
	PROFESSIONAL SERVICES - 0.1%
402	Robert Half International, Inc.	21,238
	ROAD & RAIL - 0.8%
688	CSX Corp.	47,981
170	Lyft, Inc., Class A*	5,612
151	Norfolk Southern Corp.	26,511
587	Union Pacific Corp.	99,244
		179,348
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
370	Advanced Micro Devices, Inc.*	19,466
420	Analog Devices, Inc.	51,509
2,113	Applied Materials, Inc.	127,731
173	Broadcom, Inc.	54,600
5,324	Intel Corp.	318,535
37	Lam Research Corp.	11,968
131	Micron Technology, Inc.*	6,749

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6% (Continued)
832	NVIDIA Corp.	$316,085
33	QUALCOMM, Inc.	3,010
40	Silicon Laboratories, Inc.*	4,011
969	Texas Instruments, Inc.	123,034
332	Xilinx, Inc.	32,665
		1,069,363
	SOFTWARE - 9.8%
497	Adobe, Inc.*	216,349
134	Atlassian Corp. PLC, Class A*	24,156
257	Citrix Systems, Inc.	38,013
633	Cloudflare, Inc., Class A*	22,756
137	DocuSign, Inc.*	23,593
371	Intuit, Inc.	109,886
7,731	Microsoft Corp.	1,573,336
80	RingCentral, Inc., Class A*	22,801
518	salesforce.com, Inc.*	97,037
111	ServiceNow, Inc.*	44,962
665	Slack Technologies, Inc., Class A*	20,675
415	Smartsheet, Inc., Class A*	21,132
124	VMware, Inc., Class A*	19,202
93	Zoom Video Communications, Inc., Class A*	23,579
208	Zscaler, Inc.*	22,776
		2,280,253
	SPECIALTY RETAIL - 2.7%
260	Best Buy Co., Inc.	22,690
181	Dick's Sporting Goods, Inc.	7,468
829	Gap, Inc. (The)	10,462
1,409	Home Depot, Inc. (The)	352,969
1,260	Lowe's Cos., Inc.	170,251
128	Ross Stores, Inc.	10,911
1,065	TJX Cos., Inc. (The)	53,846
20	Tractor Supply Co.	2,636
		631,233
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.7%
3,467	Apple, Inc.	1,264,762
117	Dell Technologies, Inc., Class C*	6,428
1,293	HP, Inc.	22,537
698	NetApp, Inc.	30,970
		1,324,697
Shares/ Principal		Fair Value
	TEXTILES, APPAREL & LUXURY GOODS - 0.8%
256	Levi Strauss & Co., Class A	$3,430
8	Lululemon Athletica, Inc.*	2,496
1,381	NIKE, Inc., Class B	135,407
619	VF Corp.	37,722
		179,055
	THRIFTS & MORTGAGE FINANCE - 0.0%†
475	MGIC Investment Corp.	3,890
	TOBACCO - 0.2%
979	Altria Group, Inc.	38,426
	TRADING COMPANIES & DISTRIBUTORS - 0.3%
529	Fastenal Co.	22,662
248	GATX Corp.	15,123
45	SiteOne Landscape Supply, Inc.*	5,129
203	WESCO International, Inc.*	7,127
94	WW Grainger, Inc.	29,531
		79,572
	WATER UTILITIES - 0.3%
602	American Water Works Co., Inc.	77,453
	WIRELESS TELECOMMUNICATION SERVICES - 0.1%
552	United States Cellular Corp.*	17,040
	TOTAL COMMON STOCKS (Cost - $19,149,315)	22,521,854
	RIGHTS - 0.0%†
682	Bristol-Myers Squibb Co., CVR (Cost - $1,569)*	2,442
	SHORT-TERM INVESTMENTS - 2.8%
	MONEY MARKET FUNDS - 2.8%
657,990	Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.10% (a) (Cost - $657,990)	657,990
	TOTAL INVESTMENTS - 99.7% (Cost - $19,808,874)	$23,182,286
	OTHER ASSETS LESS LIABILITIES - NET 0.3%	58,296
	TOTAL NET ASSETS - 100.0%	$23,240,582

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

CVR - Contingent Value Rights

PLC - Public Limited Company

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Holdings by Asset Class	% of Net Assets
Common Stocks	96.9%
Money Market Funds	2.8%
Rights	0.0%^
Other Assets less Liabilities - Net	0.3%
100.0%

^  Represents less than 0.05%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	4	9/18/2020	$618,040	$8,698

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited)

June 30, 2020

Shares/ Principal		Fair Value
	COMMON STOCKS - 96.6%
	AEROSPACE & DEFENSE - 2.0%
566	Aerojet Rocketdyne Holdings, Inc.*	$22,436
833	Axon Enterprise, Inc.*	81,742
6,273	Boeing Co. (The)	1,149,841
4,270	Curtiss-Wright Corp.	381,226
4,808	General Dynamics Corp.	718,604
867	Hexcel Corp.	39,206
2,325	L3Harris Technologies, Inc.	394,483
1,849	Mercury Systems, Inc.*	145,442
190	Northrop Grumman Corp.	58,414
13,073	Raytheon Technologies Corp.	805,558
1,427	Spirit AeroSystems Holdings, Inc., Class A	34,162
1,618	Teledyne Technologies, Inc.*	503,117
186	TransDigm Group, Inc.	82,221
		4,416,452
	AIR FREIGHT & LOGISTICS - 0.3%
3,310	FedEx Corp.	464,128
1,766	United Parcel Service, Inc., Class B	196,344
		660,472
	AIRLINES - 0.4%
4,032	Alaska Air Group, Inc.	146,200
17,010	Delta Air Lines, Inc.	477,131
9,821	Southwest Airlines Co.	335,682
		959,013
	AUTO COMPONENTS - 0.3%
4,273	Aptiv PLC	332,952
42,223	Goodyear Tire & Rubber Co. (The)	377,685
		710,637
	AUTOMOBILES - 0.3%
17,493	Ford Motor Co.	106,357
17,686	General Motors Co.	447,456
7,169	Harley-Davidson, Inc.	170,407
26	Tesla, Inc.*	28,075
		752,295
	BANKS - 7.4%
138,096	Bank of America Corp.	3,279,780
2,490	Bank OZK	58,440
1,126	BOK Financial Corp.	63,551
26,822	Citigroup, Inc.	1,370,604
34,368	Citizens Financial Group, Inc.	867,448
2,947	Comerica, Inc.	112,281
4,918	Cullen/Frost Bankers, Inc.	367,424
1,723	Fifth Third Bancorp	33,219
2,620	First Hawaiian, Inc.	45,169
47,376	First Horizon National Corp.	471,865
1,002	First Republic Bank	106,202
53,699	JPMorgan Chase & Co.	5,050,928
Shares/ Principal		Fair Value
	BANKS - 7.4% (Continued)
3,377	KeyCorp	$41,132
648	M&T Bank Corp.	67,372
2,410	PacWest Bancorp	47,501
2,059	People's United Financial, Inc.	23,823
426	Pinnacle Financial Partners, Inc.	17,888
22,064	Regions Financial Corp.	245,352
1,930	Synovus Financial Corp.	39,623
9,312	Truist Financial Corp.	349,666
21,855	US Bancorp	804,701
2,197	Webster Financial Corp.	62,856
94,134	Wells Fargo & Co.	2,409,830
2,759	Wintrust Financial Corp.	120,348
9,225	Zions Bancorp NA	313,650
		16,370,653
	BEVERAGES - 1.5%
2,382	Brown-Forman Corp., Class B	151,638
17,736	Coca-Cola Co. (The)	792,444
4,901	Coca-Cola European Partners PLC	185,062
923	Constellation Brands, Inc., Class A	161,479
7,389	Keurig Dr Pepper, Inc.	209,848
2,361	Molson Coors Beverage Co., Class B	81,124
13,407	PepsiCo, Inc.	1,773,210
		3,354,805
	BIOTECHNOLOGY - 2.5%
15,240	AbbVie, Inc.	1,496,263
1,541	Alkermes PLC*	29,903
2,425	Amgen, Inc.	571,961
2,165	Biogen, Inc.*	579,246
30,483	Gilead Sciences, Inc.	2,345,362
717	Regeneron Pharmaceuticals, Inc.*	447,157
1,737	Sage Therapeutics, Inc.*	72,224
255	United Therapeutics Corp.*	30,855
		5,572,971
	BUILDING PRODUCTS - 0.8%
3,195	Advanced Drainage Systems, Inc.	157,833
10,961	Allegion PLC	1,120,434
7,154	Carrier Global Corp.	158,962
2,420	Owens Corning	134,939
12,097	Resideo Technologies, Inc.*	141,777
548	Trex Co., Inc.*	71,278
		1,785,223
	CAPITAL MARKETS - 3.9%
2,679	Affiliated Managers Group, Inc.	199,746
2,981	Ameriprise Financial, Inc.	447,269
18,327	Bank of New York Mellon Corp. (The)	708,339
1,859	Cboe Global Markets, Inc.	173,408
16,183	Charles Schwab Corp. (The)	546,014
7,406	CME Group, Inc.	1,203,771

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	CAPITAL MARKETS - 3.9% (Continued)
2,859	E*TRADE Financial Corp.	$142,178
994	FactSet Research Systems, Inc.	326,499
10,681	Franklin Resources, Inc.	223,981
1,732	Goldman Sachs Group, Inc. (The)	342,278
6,938	Intercontinental Exchange, Inc.	635,521
14,707	Invesco Ltd.	158,247
141	Moody's Corp.	38,737
22,160	Morgan Stanley	1,070,328
5,155	Northern Trust Corp.	408,998
2,359	S&P Global, Inc.	777,243
7,143	State Street Corp.	453,938
4,927	T Rowe Price Group, Inc.	608,484
631	TD Ameritrade Holding Corp.	22,956
		8,487,935
	CHEMICALS - 3.0%
3,973	Air Products and Chemicals, Inc.	959,321
1,045	Axalta Coating Systems Ltd.*	23,565
6,801	Chemours Co. (The)	104,395
2,113	Corteva, Inc.	56,607
9,655	Dow, Inc.	393,538
11,389	DuPont de Nemours, Inc.	605,098
4,131	Ecolab, Inc.	821,862
3,760	FMC Corp.	374,571
381	International Flavors & Fragrances, Inc.	46,657
6,908	Linde PLC	1,465,256
6,574	LyondellBasell Industries NV, Class A	432,043
38,694	Mosaic Co. (The)	484,062
7,344	PPG Industries, Inc.	778,905
655	Scotts Miracle-Gro Co. (The)	88,078
85	Sherwin-Williams Co. (The)	49,117
		6,683,075
	COMMERCIAL SERVICES & SUPPLIES - 0.2%
1,335	Cintas Corp.	355,590
197	MSA Safety, Inc.	22,545
		378,135
	COMMUNICATIONS EQUIPMENT - 1.2%
52,492	Cisco Systems, Inc.	2,448,227
971	Motorola Solutions, Inc.	136,066
1,183	ViaSat, Inc.*	45,392
		2,629,685
	CONSTRUCTION & ENGINEERING - 0.3%
5,331	EMCOR Group, Inc.	352,592
4,239	MasTec, Inc.*	190,204
1,777	Quanta Services, Inc.	69,712
		612,508
	CONSTRUCTION MATERIALS - 0.1%
867	Martin Marietta Materials, Inc.	179,096
Shares/ Principal		Fair Value
	CONSUMER FINANCE - 0.8%
28,502	Ally Financial, Inc.	$565,195
8,110	American Express Co.	772,072
4,404	Capital One Financial Corp.	275,646
1,260	Discover Financial Services	63,113
		1,676,026
	CONTAINERS & PACKAGING - 0.2%
8,838	International Paper Co.	311,186
7,655	Westrock Co.	216,330
		527,516
	DISTRIBUTORS - 0.0%†
490	Genuine Parts Co.	42,610
	DIVERSIFIED CONSUMER SERVICES - 0.3%
775	Bright Horizons Family Solutions, Inc.*	90,830
591	Graham Holdings Co., Class B	202,518
554	Grand Canyon Education, Inc.*	50,154
29,048	H&R Block, Inc.	414,805
		758,307
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
34,545	Berkshire Hathaway, Inc., Class B*	6,166,628
3,938	Equitable Holdings, Inc.	75,964
		6,242,592
	DIVERSIFIED TELECOMMUNICATION - 3.3%
114,948	AT&T, Inc.	3,474,878
22,562	CenturyLink, Inc.	226,297
933	GCI Liberty, Inc., Class A*	66,355
61,624	Verizon Communications, Inc.	3,397,331
		7,164,861
	ELECTRIC UTILITIES - 3.8%
28,760	Alliant Energy Corp.	1,375,878
1,995	Avangrid, Inc.	83,750
2,048	Duke Energy Corp.	163,615
10,440	Eversource Energy	869,339
15,216	Exelon Corp.	552,189
8,885	IDACORP, Inc.	776,282
10,965	NextEra Energy, Inc.	2,633,464
8,977	Pinnacle West Capital Corp.	657,924
18,489	Xcel Energy, Inc.	1,155,563
		8,268,004
	ELECTRICAL EQUIPMENT - 0.7%
2,308	AMETEK, Inc.	206,266
2,134	Generac Holdings, Inc.*	260,198
8,769	Hubbell, Inc.	1,099,282
		1,565,746

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.6%
20,875	Avnet, Inc.	$582,099
2,142	Corning, Inc.	55,478
17,864	National Instruments Corp.	691,516
291	TE Connectivity Ltd.	23,731
		1,352,824
	ENERGY EQUIPMENT & SERVICES - 0.5%
21,881	Baker Hughes Co.	336,749
9,044	ChampionX Corp.*	88,269
4,697	Halliburton Co.	60,967
5,746	National Oilwell Varco, Inc.	70,389
29,726	Schlumberger Ltd.	546,661
13,126	TechnipFMC PLC	89,782
		1,192,817
	ENTERTAINMENT - 1.5%
8,439	Activision Blizzard, Inc.	640,520
24,411	Walt Disney Co. (The)	2,722,071
		3,362,591
	EQUITY REAL ESTATE INVESTMENT - 4.5%
3,540	Alexandria Real Estate Equities, Inc.	574,365
2,804	American Campus Communities, Inc.	98,028
349	American Tower Corp.	90,230
3,173	AvalonBay Communities, Inc.	490,673
14,501	Boston Properties, Inc.	1,310,600
31,681	Brandywine Realty Trust	345,006
4,189	Camden Property Trust	382,121
1,629	Columbia Property Trust, Inc.	21,405
2,067	Digital Realty Trust, Inc.	293,741
6,722	Douglas Emmett, Inc.	206,097
20,054	Equity Residential	1,179,576
504	Essex Property Trust, Inc.	115,502
2,777	Federal Realty Investment Trust	236,628
2,482	Healthpeak Properties, Inc.	68,404
29,008	Host Hotels & Resorts, Inc.	312,996
940	Life Storage, Inc.	89,253
9,714	Macerich Co. (The)	87,135
4,918	National Retail Properties, Inc.	174,491
4,859	Outfront Media, Inc.	68,852
23,884	Park Hotels & Resorts, Inc.	236,213
18,343	Prologis, Inc.	1,711,952
1,650	QTS Realty Trust, Inc., Class A	105,748
9,589	Realty Income Corp.	570,545
6,789	Regency Centers Corp.	311,547
662	Simon Property Group, Inc.	45,268
4,986	UDR, Inc.	186,377
3,107	Ventas, Inc.	113,778
4,227	VICI Properties, Inc.	85,343
3	Weingarten Realty Investors	57
6,069	Welltower, Inc.	314,071
		9,826,002
Shares/ Principal		Fair Value
	FOOD & STAPLES RETAILING - 1.6%
3,258	Costco Wholesale Corp.	$987,858
1,359	Performance Food Group Co.*	39,601
1,901	US Foods Holding Corp.*	37,488
8,473	Walgreens Boots Alliance, Inc.	359,170
16,561	Walmart, Inc.	1,983,677
		3,407,794
	FOOD PRODUCTS - 2.1%
1,738	Campbell Soup Co.	86,257
1,896	Conagra Brands, Inc.	66,682
30,077	General Mills, Inc.	1,854,247
7,684	Hershey Co. (The)	996,000
2,084	JM Smucker Co. (The)	220,508
1,367	Kellogg Co.	90,304
2,872	Lamb Weston Holdings, Inc.	183,607
250	Lancaster Colony Corp.	38,748
21,502	Mondelez International, Inc., Class A	1,099,397
745	Tyson Foods, Inc., Class A	44,484
		4,680,234
	GAS UTILITIES - 0.2%
287	ONE Gas, Inc.	22,113
11,457	UGI Corp.	364,333
		386,446
	HEALTH CARE EQUIPMENT & SUPPLIES - 3.3%
17,251	Abbott Laboratories	1,577,259
2,158	Becton Dickinson and Co.	516,345
6,291	Danaher Corp.	1,112,438
4,442	DENTSPLY SIRONA, Inc.	195,715
7,949	Edwards Lifesciences Corp.*	549,355
6,966	Hologic, Inc.*	397,062
577	IDEXX Laboratories, Inc.*	190,502
20,362	Medtronic PLC	1,867,195
2,904	STERIS PLC	445,590
1,654	Stryker Corp.	298,034
243	West Pharmaceutical Services, Inc.	55,202
		7,204,697
	HEALTH CARE PROVIDERS & SERVICES - 3.0%
1,168	AMN Healthcare Services, Inc.*	52,840
4,635	Anthem, Inc.	1,218,912
6,296	Cardinal Health, Inc.	328,588
4,680	Cigna Corp.	878,202
32,089	CVS Health Corp.	2,084,823
4,164	HCA Healthcare, Inc.	404,158
328	Humana, Inc.	127,182
1,411	Laboratory Corp. of America Holdings*	234,381
4,200	McKesson Corp.	644,364
2,207	Quest Diagnostics, Inc.	251,510
956	UnitedHealth Group, Inc.	281,972
		6,506,932

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	HEALTH CARE TECHNOLOGY - 0.1%
1,175	Teladoc Health, Inc.*	$224,237
	HOTELS, RESTAURANTS & LEISURE - 1.6%
2,467	Boyd Gaming Corp.	51,560
374	Churchill Downs, Inc.	49,798
7,823	Darden Restaurants, Inc.	592,749
16,209	Extended Stay America, Inc.	181,379
12,576	International Game Technology PLC	111,926
1,928	Las Vegas Sands Corp.	87,801
9,819	McDonald's Corp.	1,811,311
6,854	MGM Resorts International	115,147
3,186	Penn National Gaming, Inc.*	97,300
3,715	Texas Roadhouse, Inc.	195,298
233	Vail Resorts, Inc.	42,441
1,240	Wyndham Destinations, Inc.	34,943
2,892	Yum! Brands, Inc.	251,344
		3,622,997
	HOUSEHOLD DURABLES - 0.4%
11,844	DR Horton, Inc.	656,750
1,289	Garmin Ltd.	125,677
410	Helen of Troy Ltd.*	77,310
354	Mohawk Industries, Inc.*	36,023
		895,760
	HOUSEHOLD PRODUCTS - 2.3%
2,978	Church & Dwight Co., Inc.	230,199
2,759	Clorox Co. (The)	605,242
14,380	Colgate-Palmolive Co.	1,053,479
26,258	Procter & Gamble Co. (The)	3,139,669
		5,028,589
	INDUSTRIAL CONGLOMERATES - 1.5%
134	3M Co.	20,903
2,162	Carlisle Cos., Inc.	258,726
100,095	General Electric Co.	683,649
10,840	Honeywell International, Inc.	1,567,356
1,784	Roper Technologies, Inc.	692,656
		3,223,290
	INSURANCE - 3.9%
12,578	Aflac, Inc.	453,185
364	Alleghany Corp.	178,047
4,011	Allstate Corp. (The)	389,027
7,026	American International Group, Inc.	219,071
4,082	Arch Capital Group Ltd.*	116,949
2,240	Arthur J Gallagher & Co.	218,378
959	Assured Guaranty Ltd.	23,409
11,686	Brown & Brown, Inc.	476,321
14,070	Cincinnati Financial Corp.	900,902
5,272	First American Financial Corp.	253,161
5,417	Globe Life, Inc.	402,104
Shares/ Principal		Fair Value
	INSURANCE - 3.9% (Continued)
2,902	Hanover Insurance Group, Inc. (The)	$294,060
5,354	Hartford Financial Services Group, Inc. (The)	206,397
4,876	Lincoln National Corp.	179,388
1,558	Loews Corp.	53,424
3,222	Marsh & McLennan Cos., Inc.	345,946
15,564	MetLife, Inc.	568,397
1,411	Principal Financial Group, Inc.	58,613
4,223	Progressive Corp. (The)	338,305
24,769	Prudential Financial, Inc.	1,508,432
2,378	Reinsurance Group of America, Inc.	186,530
3,603	Travelers Cos., Inc. (The)	410,922
14,582	Unum Group	241,915
3,320	W R Berkley Corp.	190,203
2,307	Willis Towers Watson PLC	454,364
		8,667,450
	INTERACTIVE MEDIA & SERVICES - 1.3%
719	Alphabet, Inc., Class A*	1,019,578
998	Alphabet, Inc., Class C*	1,410,783
14,776	Twitter, Inc.*	440,177
		2,870,538
	INTERNET & DIRECT MARKETING RETAIL - 0.9%
745	Amazon.com, Inc.*	2,055,321
	IT SERVICES - 2.0%
544	Alliance Data Systems Corp.	24,545
5,777	Automatic Data Processing, Inc.	860,138
5,521	Cognizant Technology Solutions Corp., Class A	313,703
5,418	DXC Technology Co.	89,397
926	Fidelity National Information Services, Inc.	124,167
10,188	Fiserv, Inc.*	994,553
685	Global Payments, Inc.	116,190
171	Mastercard, Inc., Class A	50,565
3,518	Paychex, Inc.	266,488
3,553	PayPal Holdings, Inc.*	619,039
527	StoneCo Ltd., Class A*	20,426
160	VeriSign, Inc.*	33,093
4,358	Visa, Inc., Class A	841,835
219	WEX, Inc.*	36,137
		4,390,276
	LEISURE PRODUCTS - 0.0%†
838	Peloton Interactive, Inc., Class A*	48,411
	LIFE SCIENCES TOOLS & SERVICES - 0.2%
2,885	Agilent Technologies, Inc.	254,948
595	IQVIA Holdings, Inc.*	84,419
313	Thermo Fisher Scientific, Inc.	113,412
211	Waters Corp.*	38,064
		490,843

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	MACHINERY - 3.0%
7,663	AGCO Corp.	$424,990
4,922	Caterpillar, Inc.	622,633
6,295	Deere & Co.	989,259
2,620	Fortive Corp.	177,269
5,271	Illinois Tool Works, Inc.	921,634
14,234	Oshkosh Corp.	1,019,439
3,577	Otis Worldwide Corp.	203,388
8,574	PACCAR, Inc.	641,764
139	Parker-Hannifin Corp.	25,475
4,786	Snap-on, Inc.	662,909
891	Stanley Black & Decker, Inc.	124,188
2,579	Toro Co. (The)	171,091
8,559	Xylem, Inc.	555,993
		6,540,032
	MEDIA - 2.2%
2,189	Altice USA, Inc., Class A*	49,340
2,811	AMC Networks, Inc., Class A*	65,749
25	Cable One, Inc.	44,371
51,875	Comcast Corp., Class A	2,022,088
13,965	Discovery, Inc., Class A*	294,662
2,871	Discovery, Inc., Class C*	55,295
947	Fox Corp., Class A	25,399
57,070	Interpublic Group of Cos., Inc. (The)	979,321
1,528	Liberty Media Corp.-Liberty SiriusXM, Class A*	52,747
906	Nexstar Media Group, Inc., Class A	75,823
3,619	Omnicom Group, Inc.	197,597
115,155	Sirius XM Holdings, Inc.	675,960
5,146	TEGNA, Inc.	57,326
8,159	ViacomCBS, Inc., Class B	190,268
		4,785,946
	METALS & MINING - 0.9%
26,018	Alcoa Corp.*	292,442
6,052	Freeport-McMoRan, Inc.	70,022
7,911	Newmont Corp.	488,425
5,803	Reliance Steel & Aluminum Co.	550,879
556	Royal Gold, Inc.	69,122
4,468	Southern Copper Corp.	177,692
9,933	Steel Dynamics, Inc.	259,152
		1,907,734
	MULTILINE RETAIL - 0.6%
1,965	Kohl's Corp.	40,813
20,653	Macy's, Inc.	142,093
9,025	Target Corp.	1,082,368
		1,265,274
	MULTI-UTILITIES - 1.5%
16,975	Ameren Corp.	1,194,361
17,842	CMS Energy Corp.	1,042,330
4,167	Consolidated Edison, Inc.	299,732
Shares/ Principal		Fair Value
	MULTI-UTILITIES - 1.5% (Continued)
3,456	Dominion Energy, Inc.	$280,558
1,991	DTE Energy Co.	214,033
5,615	Public Service Enterprise Group, Inc.	276,033
485	Sempra Energy	56,857
		3,363,904
	OIL, GAS & CONSUMABLE FUELS - 4.4%
2,862	Apache Corp.	38,637
2,948	Cheniere Energy, Inc.*	142,447
24,553	Chevron Corp.	2,190,864
2,856	Concho Resources, Inc.	147,084
22,282	ConocoPhillips	936,290
14,127	Continental Resources, Inc.	247,646
14,423	Devon Energy Corp.	163,557
17,607	EOG Resources, Inc.	891,971
39,463	Exxon Mobil Corp.	1,764,785
1,132	Hess Corp.	58,649
31,163	Kinder Morgan, Inc.	472,743
52,225	Marathon Oil Corp.	319,617
9,326	Marathon Petroleum Corp.	348,606
2,187	Noble Energy, Inc.	19,595
5,827	ONEOK, Inc.	193,573
5,983	PBF Energy, Inc., Class A	61,266
8,392	Phillips 66	603,385
9,861	Valero Energy Corp.	580,024
30,683	Williams Cos., Inc. (The)	583,591
		9,764,330
	PAPER & FOREST PRODUCTS - 0.1%
12,911	Domtar Corp.	272,551
	PHARMACEUTICALS - 5.0%
13,244	Bristol-Myers Squibb Co.	778,747
12,581	Elanco Animal Health, Inc.*	269,862
418	Eli Lilly and Co.	68,627
38,398	Johnson & Johnson	5,399,911
12,359	Merck & Co., Inc.	955,722
9,537	Mylan NV*	153,355
90,593	Pfizer, Inc.	2,962,391
2,303	Zoetis, Inc.	315,603
		10,904,218
	PROFESSIONAL SERVICES - 0.2%
1,992	IHS Markit Ltd.	150,396
6,057	Robert Half International, Inc.	319,991
		470,387
	REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,348	CBRE Group, Inc., Class A*	60,957
950	Howard Hughes Corp. (The)*	49,352
		110,309

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	ROAD & RAIL - 1.2%
857	AMERCO	$258,977
9,670	CSX Corp.	674,386
869	Landstar System, Inc.	97,597
4,740	Lyft, Inc., Class A*	156,467
4,506	Norfolk Southern Corp.	791,118
9,570	Uber Technologies, Inc.*	297,436
2,242	Union Pacific Corp.	379,055
		2,655,036
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
4,819	Analog Devices, Inc.	591,002
16,104	Applied Materials, Inc.	973,487
1,874	Cirrus Logic, Inc.*	115,776
83,722	Intel Corp.	5,009,087
322	Lam Research Corp.	104,154
3,854	Marvell Technology Group Ltd.	135,121
11,871	Micron Technology, Inc.*	611,594
1,739	NVIDIA Corp.	660,664
230	Silicon Laboratories, Inc.*	23,062
285	Skyworks Solutions, Inc.	36,440
2,297	Xilinx, Inc.	226,002
		8,486,389
	SOFTWARE - 1.2%
1,237	Atlassian Corp. PLC, Class A*	222,994
2,850	Citrix Systems, Inc.	421,544
6,074	Cloudflare, Inc., Class A*	218,360
1,162	DocuSign, Inc.*	200,108
73	Intuit, Inc.	21,622
2,500	Microsoft Corp.	508,775
763	RingCentral, Inc., Class A*	217,463
6,349	Slack Technologies, Inc., Class A*	197,390
4,068	Smartsheet, Inc., Class A*	207,143
429	VMware, Inc., Class A*	66,435
856	Zoom Video Communications, Inc., Class A*	217,030
1,922	Zscaler, Inc.*	210,459
		2,709,323
	SPECIALTY RETAIL - 1.9%
5,224	Best Buy Co., Inc.	455,898
1,854	Dick's Sporting Goods, Inc.	76,496
7,000	Gap, Inc. (The)	88,340
11,159	Home Depot, Inc. (The)	2,795,441
4,613	Lowe's Cos., Inc.	623,309
2,762	TJX Cos., Inc. (The)	139,647
		4,179,131
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.4%
3,327	Dell Technologies, Inc., Class C*	182,785
9,588	Hewlett Packard Enterprise Co.	93,291
Shares/ Principal		Fair Value
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.4% (Continued)
24,749	HP, Inc.	$431,375
3,346	NetApp, Inc.	148,462
1,899	Xerox Holdings Corp.	29,036
		884,949
	TEXTILES, APPAREL & LUXURY GOODS - 0.3%
1,439	Levi Strauss & Co., Class A	19,283
54	Lululemon Athletica, Inc.*	16,849
2,664	NIKE, Inc., Class B	261,205
928	PVH Corp.	44,590
362	Ralph Lauren Corp.	26,252
4,389	VF Corp.	267,466
		635,645
	THRIFTS & MORTGAGE FINANCE - 0.0%†
11,907	MGIC Investment Corp.	97,518
	TOBACCO - 0.6%
8,218	Altria Group, Inc.	322,557
14,349	Philip Morris International, Inc.	1,005,291
		1,327,848
	TRADING COMPANIES & DISTRIBUTORS - 0.4%
7,070	GATX Corp.	431,129
1,382	SiteOne Landscape Supply, Inc.*	157,506
4,309	WESCO International, Inc.*	151,289
400	WW Grainger, Inc.	125,664
		865,588
	WATER UTILITIES - 0.8%
13,159	American Water Works Co., Inc.	1,693,037
	WIRELESS TELECOMMUNICATION SERVICES - 0.3%
12,901	Telephone and Data Systems, Inc.	256,472
12,187	United States Cellular Corp.*	376,213
		632,685
	TOTAL COMMON STOCKS (Cost - $214,207,248)	212,788,500
	SHORT-TERM INVESTMENTS - 2.9%
	MONEY MARKET FUNDS - 2.9%
6,313,068	Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.10% (a) (Cost - $6,313,068)	6,313,068
	TOTAL INVESTMENTS - 99.5% (Cost - $220,520,316)	$219,101,568
	OTHER ASSETS LESS LIABILITIES - NET 0.5%	1,047,050
	TOTAL NET ASSETS - 100.0%	$220,148,618

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Holdings by Asset Class	% of Net Assets
Common Stocks	96.6%
Money Market Funds	2.9%
Other Assets less Liabilities - Net	0.5%
100.0%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	48	9/18/2020	$7,416,480	$144,963

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited)

June 30, 2020

Shares/ Principal		Fair Value
	CORPORATE BONDS AND NOTES - 98.3%
	ADVERTISING - 0.4%
$175,000	MDC Partners, Inc., 6.50%, 5/1/24 (a)	$162,750
75,000	National CineMedia LLC, 5.88%, 4/15/28 (a)	61,688
45,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27 (a)	40,500
		264,938
	AEROSPACE & DEFENSE - 1.8%
250,000	Howmet Aerospace, Inc., 5.90%, 2/1/27	265,062
40,000	Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25 (a)	41,500
	Signature Aviation US Holdings, Inc.
60,000	5.38%, 5/1/26 (a)	60,042
65,000	4.00%, 3/1/28 (a)	58,744
100,000	SSL Robotics LLC, 9.75%, 12/31/23 (a)	107,000
	TransDigm, Inc.
100,000	6.25%, 3/15/26 (a)	99,752
250,000	6.38%, 6/15/26	227,745
250,000	7.50%, 3/15/27	239,875
		1,099,720
	AGRICULTURE - 0.7%
450,000	Vector Group Ltd., 6.13%, 2/1/25 (a)	432,000
	AIRLINES - 0.3%
200,000	Delta Air Lines, Inc., 7.38%, 1/15/26	193,480
	AUTO MANUFACTURERS - 3.5%
400,000	Allison Transmission, Inc., 4.75%, 10/1/27 (a)	397,000
250,000	BCD Acquisition, Inc., 9.63%, 9/15/23 (a)	238,750
	Ford Motor Co.
155,000	8.50%, 4/21/23	163,913
170,000	9.00%, 4/22/25	183,974
200,000	4.35%, 12/8/26	186,560
140,000	9.63%, 4/22/30	165,802
	Ford Motor Credit Co. LLC
200,000	2.98%, 8/3/22	191,690
200,000	3.09%, 1/9/23	190,500
200,000	4.06%, 11/1/24	191,006
150,000	Jaguar Land Rover Automotive PLC, 5.63%, 2/1/23 (a)	132,000
50,000	JB Poindexter & Co., Inc., 7.13%, 4/15/26 (a)	50,500
75,000	Navistar International Corp., 9.50%, 5/1/25 (a)	80,366
		2,172,061
	AUTO PARTS & EQUIPMENT - 1.0%
	Adient US LLC
15,000	9.00%, 4/15/25 (a)	16,158
230,000	7.00%, 5/15/26 (a)	238,050
100,000	American Axle & Manufacturing, Inc., 6.25%, 4/1/25	98,250
Shares/ Principal		Fair Value
	AUTO PARTS & EQUIPMENT - 1.0% (Continued)
$45,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26 (a)	$46,406
200,000	IHO Verwaltungs GmbH, 4.75%, 9/15/26 (a),(b)	196,000
40,000	Meritor, Inc., 6.25%, 6/1/25 (a)	40,400
		635,264
	BANKS - 0.8%
100,000	CIT Group, Inc., 5.00%, 8/15/22	102,125
200,000	Deutsche Bank AG, 4.50%, 4/1/25	196,176
95,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (a)	94,050
150,000	Provident Funding Associates LP / PFG Finance Corp., 6.38%, 6/15/25 (a)	140,250
		532,601
	BUILDING MATERIALS - 1.5%
	Builders FirstSource, Inc.
144,000	6.75%, 6/1/27 (a)	147,420
125,000	5.00%, 3/1/30 (a)	117,500
25,000	Griffon Corp., 5.75%, 3/1/28 (a)	24,687
200,000	James Hardie International Finance DAC, 5.00%, 1/15/28 (a)	204,000
100,000	Masonite International Corp., 5.38%, 2/1/28 (a)	102,250
45,000	Norbord, Inc., 5.75%, 7/15/27 (a)	45,900
50,000	PGT Innovations, Inc., 6.75%, 8/1/26 (a)	50,500
100,000	Standard Industries, Inc., 5.38%, 11/15/24 (a)	102,750
	Summit Materials LLC / Summit Materials Finance Corp.
100,000	5.13%, 6/1/25 (a)	98,750
30,000	6.50%, 3/15/27 (a)	30,675
		924,432
	CHEMICALS - 2.5%
150,000	CF Industries, Inc., 4.95%, 6/1/43	161,670
	Chemours Co. (The)
50,000	6.63%, 5/15/23	48,000
50,000	5.38%, 5/15/27	45,184
100,000	Cornerstone Chemical Co., 6.75%, 8/15/24 (a)	90,000
35,000	CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (a)	34,300
200,000	INEOS Group Holdings SA, 5.63%, 8/1/24 (a)	193,444
350,000	NOVA Chemicals Corp., 4.88%, 6/1/24 (a)	326,375
90,000	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26 (a)	86,850
200,000	OCI NV, 6.63%, 4/15/23 (a)	201,000
85,000	Olin Corp., 9.50%, 6/1/25 (a)	94,775
100,000	Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25 (a)	96,000
75,000	Tronox Finance PLC, 5.75%, 10/1/25 (a)	69,375
25,000	Tronox, Inc., 6.50%, 5/1/25 (a)	25,250
100,000	Valvoline, Inc., 4.38%, 8/15/25	100,500
		1,572,723

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	COAL - 0.0%†
$25,000	SunCoke Energy Partners LP / SunCoke 7.50%, 6/15/25 (a)	Energy Partners Finance Corp., $21,130
	COMMERCIAL SERVICES - 2.6%
200,000	Algeco Global Finance PLC, 8.00%, 2/15/23 (a)	192,000
20,000	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 7/15/26 (a)	21,000
140,000	APX Group, Inc., 6.75%, 2/15/27 (a)	132,125
70,000	ASGN, Inc., 4.63%, 5/15/28 (a)	68,363
100,000	Brink's Co. (The), 4.63%, 10/15/27 (a)	96,000
200,000	Carriage Services, Inc., 6.63%, 6/1/26 (a)	210,250
75,000	Gartner, Inc., 4.50%, 7/1/28 (a)	75,877
125,000	Graham Holdings Co., 5.75%, 6/1/26 (a)	129,266
	Prime Security Services Borrower LLC / Prime Finance, Inc.
175,000	5.75%, 4/15/26 (a)	181,475
105,000	6.25%, 1/15/28 (a)	98,963
	Refinitiv US Holdings, Inc.
145,000	6.25%, 5/15/26 (a)	153,700
40,000	8.25%, 11/15/26 (a)	43,319
50,000	Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25 (a)	51,438
	Service Corp. International
100,000	4.63%, 12/15/27	104,250
20,000	5.13%, 6/1/29	21,520
70,000	United Rentals North America, Inc., 5.25%, 1/15/30	72,275
		1,651,821
	COMPUTERS - 0.1%
30,000	Presidio Holdings, Inc., 4.88%, 2/1/27 (a)	29,325
30,000	Science Applications International Corp., 4.88%, 4/1/28 (a)	29,822
		59,147
	COSMETICS & PERSONAL CARE - 0.4%
70,000	Avon International Capital PLC, 6.50%, 8/15/22 (a)	68,600
200,000	Avon International Operations, Inc., 7.88%, 8/15/22 (a)	200,300
		268,900
	DISTRIBUTION & WHOLESALE - 0.2%
15,000	American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28 (a)	14,577
50,000	HD Supply, Inc., 5.38%, 10/15/26 (a)	51,062
45,000	Performance Food Group, Inc., 5.50%, 10/15/27 (a)	43,425
		109,064
	DIVERSIFIED FINANCIAL SERVICES - 3.9%
35,000	AG Issuer LLC, 6.25%, 3/1/28 (a)	32,550
100,000	Ally Financial, Inc., 5.75%, 11/20/25	107,004
Shares/ Principal		Fair Value
	DIVERSIFIED FINANCIAL SERVICES - 3.9% (Continued)
$245,000	Credit Acceptance Corp., 6.63%, 3/15/26	$245,992
125,000	Curo Group Holdings Corp., 8.25%, 9/1/25 (a)	99,963
100,000	Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/24 (a),(b)	67,000
110,000	goeasy Ltd., 5.38%, 12/1/24 (a)	106,700
200,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.25%, 8/15/24 (a)	176,000
90,000	LPL Holdings, Inc., 4.63%, 11/15/27 (a)	88,875
	Nationstar Mortgage Holdings, Inc.
140,000	8.13%, 7/15/23 (a)	143,668
175,000	9.13%, 7/15/26 (a)	184,952
65,000	6.00%, 1/15/27 (a)	61,750
	Navient Corp.
100,000	5.50%, 1/25/23	95,875
100,000	6.75%, 6/15/26	92,500
75,000	5.00%, 3/15/27	63,000
100,000	Quicken Loans, Inc., 5.75%, 5/1/25 (a)	102,229
	Springleaf Finance Corp.
100,000	5.63%, 3/15/23	101,127
265,000	6.13%, 3/15/24	269,306
105,000	6.88%, 3/15/25	107,724
100,000	7.13%, 3/15/26	103,499
95,000	6.63%, 1/15/28	94,050
55,000	5.38%, 11/15/29	51,425
110,000	Voyager Aviation Holdings LLC / Voyager Finance Co., 8.50%, 8/15/21 (a)	80,300
		2,475,489
	ELECTRIC - 2.4%
	Calpine Corp.
180,000	5.25%, 6/1/26 (a)	181,748
100,000	4.50%, 2/15/28 (a)	97,500
70,000	5.13%, 3/15/28 (a)	68,600
	Clearway Energy Operating LLC
80,000	5.75%, 10/15/25	82,600
70,000	4.75%, 3/15/28 (a)	71,396
200,000	Drax Finco PLC, 6.63%, 11/1/25 (a)	205,000
50,000	NextEra Energy Operating Partners LP, 4.25%, 7/15/24 (a)	50,562
400,000	NRG Energy, Inc., 7.25%, 5/15/26	422,000
15,000	PG&E Corp., 5.25%, 7/1/30	15,085
	Talen Energy Supply LLC
225,000	7.25%, 5/15/27 (a)	223,875
70,000	6.63%, 1/15/28 (a)	68,513
40,000	Vistra Operations Co. LLC, 5.00%, 7/31/27 (a)	40,450
		1,527,329
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
	Energizer Holdings, Inc.
80,000	6.38%, 7/15/26 (a)	82,717
20,000	7.75%, 1/15/27 (a)	21,325
35,000	4.75%, 6/15/28 (a)	34,334

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4% (Continued)
	WESCO Distribution, Inc.
$40,000	7.13%, 6/15/25 (a)	$42,125
45,000	7.25%, 6/15/28 (a)	47,588
		228,089
	ELECTRONICS - 0.3%
45,000	Itron, Inc., 5.00%, 1/15/26 (a)	44,831
150,000	Sensata Technologies, Inc., 4.38%, 2/15/30 (a)	148,500
		193,331
	ENERGY-ALTERNATE SOURCES - 0.2%
100,000	TerraForm Power Operating LLC, 5.00%, 1/31/28 (a)	104,250
	ENGINEERING & CONSTRUCTION - 1.1%
	AECOM
229,000	5.88%, 10/15/24	247,320
150,000	5.13%, 3/15/27	161,250
45,000	frontdoor, Inc., 6.75%, 8/15/26 (a)	47,812
90,000	New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26 (a)	90,450
35,000	TopBuild Corp., 5.63%, 5/1/26 (a)	35,350
100,000	Tutor Perini Corp., 6.88%, 5/1/25 (a)	95,250
		677,432
	ENTERTAINMENT - 2.1%
75,000	Boyne USA, Inc., 7.25%, 5/1/25 (a)	78,563
35,000	Cedar Fair LP, 5.25%, 7/15/29 (a)	31,675
80,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25 (a)	80,400
200,000	Churchill Downs, Inc., 4.75%, 1/15/28 (a)	193,000
	Colt Merger Sub, Inc.
15,000	5.75%, 7/1/25 (a)	15,085
110,000	6.25%, 7/1/25 (a)	109,313
	Eldorado Resorts, Inc.
100,000	6.00%, 4/1/25	104,600
25,000	6.00%, 9/15/26	27,008
100,000	International Game Technology PLC, 6.50%, 2/15/25 (a)	102,251
5,000	Jacobs Entertainment, Inc., 7.88%, 2/1/24 (a)	4,405
200,000	Live Nation Entertainment, Inc., 4.88%, 11/1/24 (a)	180,000
200,000	Merlin Entertainments Ltd., 5.75%, 6/15/26 (a)	192,636
100,000	Six Flags Entertainment Corp., 4.88%, 7/31/24 (a)	89,500
15,000	Six Flags Theme Parks, Inc., 7.00%, 7/1/25 (a)	15,506
45,000	Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 7.00%, 7/15/26 (a)	47,435
40,000	WMG Acquisition Corp., 5.50%, 4/15/26 (a)	41,388
		1,312,765
Shares/ Principal		Fair Value
	ENVIRONMENTAL CONTROL - 0.6%
$200,000	Advanced Disposal Services, Inc., 5.63%, 11/15/24 (a)	$207,500
35,000	GFL Environmental, Inc., 5.13%, 12/15/26 (a)	36,225
108,000	Tervita Corp., 7.63%, 12/1/21 (a)	84,780
65,000	Waste Pro USA, Inc., 5.50%, 2/15/26 (a)	62,042
		390,547
	FOOD - 3.2%
	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
200,000	6.63%, 6/15/24	205,000
10,000	7.50%, 3/15/26 (a)	10,800
50,000	4.63%, 1/15/27 (a)	50,000
30,000	5.88%, 2/15/28 (a)	30,953
65,000	4.88%, 2/15/30 (a)	66,503
	Kraft Heinz Foods Co.
200,000	3.75%, 4/1/30 (a)	206,513
200,000	6.88%, 1/26/39	247,246
250,000	5.00%, 6/4/42	263,402
250,000	4.38%, 6/1/46	245,773
15,000	Lamb Weston Holdings, Inc., 4.88%, 5/15/28 (a)	15,893
100,000	Pilgrim's Pride Corp., 5.88%, 9/30/27 (a)	100,020
	Post Holdings, Inc.
300,000	5.75%, 3/1/27 (a)	309,750
50,000	4.63%, 4/15/30 (a)	48,940
200,000	Simmons Foods, Inc., 5.75%, 11/1/24 (a)	190,000
		1,990,793
	GAS - 0.3%
200,000	AmeriGas Partners LP / AmeriGas Finance Corp., 5.63%, 5/20/24	207,440
	HAND & MACHINE TOOLS - 0.1%
	Colfax Corp.
55,000	6.00%, 2/15/24 (a)	56,719
25,000	6.38%, 2/15/26 (a)	26,125
		82,844
	HEALTHCARE-PRODUCTS - 1.5%
100,000	Avantor, Inc., 6.00%, 10/1/24 (a)	104,500
40,000	Hill-Rom Holdings, Inc., 4.38%, 9/15/27 (a)	40,950
300,000	Hologic, Inc., 4.38%, 10/15/25 (a)	302,937
	Teleflex, Inc.
450,000	4.63%, 11/15/27	475,744
10,000	4.25%, 6/1/28 (a)	10,250
		934,381
	HEALTHCARE-SERVICES - 6.0%
40,000	Catalent Pharma Solutions, Inc., 5.00%, 7/15/27 (a)	41,525

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	HEALTHCARE-SERVICES - 6.0% (Continued)
	Centene Corp.
$100,000	4.75%, 1/15/25	$102,377
100,000	5.25%, 4/1/25 (a)	102,967
120,000	5.38%, 6/1/26 (a)	124,399
170,000	5.38%, 8/15/26 (a)	176,836
30,000	4.25%, 12/15/27	30,957
230,000	4.63%, 12/15/29	242,650
25,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28 (a)	24,987
	CHS/Community Health Systems, Inc.
200,000	6.25%, 3/31/23	188,250
175,000	8.00%, 3/15/26 (a)	165,410
170,000	DaVita, Inc., 4.63%, 6/1/30 (a)	169,184
	Encompass Health Corp.
292,000	5.75%, 11/1/24	292,000
45,000	4.50%, 2/1/28	43,161
60,000	4.75%, 2/1/30	57,300
	HCA, Inc.
450,000	5.88%, 2/15/26	493,312
115,000	5.63%, 9/1/28	128,369
20,000	5.88%, 2/1/29	22,632
100,000	3.50%, 9/1/30	96,317
200,000	IQVIA, Inc., 5.00%, 10/15/26 (a)	205,740
35,000	LifePoint Health, Inc., 4.38%, 2/15/27 (a)	33,075
	Molina Healthcare, Inc.
175,000	5.38%, 11/15/22	178,500
90,000	4.38%, 6/15/28 (a)	89,888
185,000	Select Medical Corp., 6.25%, 8/15/26 (a)	187,026
	Tenet Healthcare Corp.
100,000	4.63%, 7/15/24	97,979
30,000	7.50%, 4/1/25 (a)	31,913
200,000	5.13%, 5/1/25	193,042
255,000	5.13%, 11/1/27 (a)	251,608
		3,771,404
	HOME BUILDERS - 4.2%
150,000	Beazer Homes USA, Inc., 5.88%, 10/15/27	143,250
130,000	Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 4.88%, 2/15/30 (a)	108,628
	KB Home
210,000	6.88%, 6/15/27	228,900
95,000	4.80%, 11/15/29	93,338
75,000	M/I Homes, Inc., 4.95%, 2/1/28	74,531
	Mattamy Group Corp.
60,000	5.25%, 12/15/27 (a)	59,700
115,000	4.63%, 3/1/30 (a)	110,400
100,000	MDC Holdings, Inc., 6.00%, 1/15/43	105,250
250,000	Meritage Homes Corp., 6.00%, 6/1/25	265,990
50,000	Picasso Finance Sub, Inc., 6.13%, 6/15/25 (a)	51,125
Shares/ Principal		Fair Value
	HOME BUILDERS - 4.2% (Continued)
	PulteGroup, Inc.
$200,000	5.50%, 3/1/26	$218,120
200,000	5.00%, 1/15/27	214,000
160,000	Shea Homes LP / Shea Homes Funding Corp., 4.75%, 2/15/28 (a)	152,000
	Taylor Morrison Communities, Inc.
90,000	6.00%, 9/1/23 (a)	92,025
275,000	5.75%, 1/15/28 (a)	283,250
	TRI Pointe Group, Inc.
100,000	5.25%, 6/1/27	99,500
30,000	5.70%, 6/15/28	30,450
100,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 6/15/24	102,701
172,000	Williams Scotsman International, Inc., 6.88%, 8/15/23 (a)	176,551
25,000	Winnebago Industries, Inc., 6.25%, 7/15/28 (a)	25,000
		2,634,709
	HOUSEWARES - 0.1%
70,000	Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29	72,013
	INSURANCE - 1.0%
115,000	Acrisure LLC / Acrisure Finance, Inc., 8.13%, 2/15/24 (a)	119,565
25,000	AmWINS Group, Inc., 7.75%, 7/1/26 (a)	26,250
120,000	Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25 (a)	129,600
	Radian Group, Inc.
100,000	4.50%, 10/1/24	96,500
175,000	6.63%, 3/15/25	179,375
50,000	4.88%, 3/15/27	47,000
		598,290
	INTERNET - 3.4%
305,000	Cogent Communications Group, Inc., 5.38%, 3/1/22 (a)	313,769
150,000	GrubHub Holdings, Inc., 5.50%, 7/1/27 (a)	153,562
	Match Group Holdings II LLC
150,000	5.00%, 12/15/27 (a)	156,082
30,000	4.63%, 6/1/28 (a)	30,263
155,000	5.63%, 2/15/29 (a)	163,390
85,000	4.13%, 8/1/30 (a)	83,220
	Netflix, Inc.
60,000	3.63%, 6/15/25 (a)	60,450
200,000	4.38%, 11/15/26	208,034
400,000	4.88%, 6/15/30 (a)	429,000
100,000	NortonLifeLock, Inc., 5.00%, 4/15/25 (a)	101,500
	VeriSign, Inc.
200,000	5.25%, 4/1/25	221,500
200,000	4.75%, 7/15/27	210,098
		2,130,868

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	INVESTMENT COMPANIES - 1.1%
$55,000	Compass Group Diversified Holdings LLC, 8.00%, 5/1/26 (a)	$55,931
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
250,000	4.75%, 9/15/24	235,050
200,000	6.38%, 12/15/25	198,000
190,000	6.25%, 5/15/26	190,133
		679,114
	IRON & STEEL - 1.9%
	Allegheny Technologies, Inc.
150,000	7.88%, 8/15/23	153,562
25,000	5.88%, 12/1/27	23,125
250,000	ArcelorMittal SA, 4.55%, 3/11/26	253,356
400,000	Big River Steel LLC / BRS Finance Corp., 7.25%, 9/1/25 (a)	382,000
122,000	Cleveland-Cliffs, Inc., 5.75%, 3/1/25	103,859
	Commercial Metals Co.
75,000	5.75%, 4/15/26	76,875
100,000	5.38%, 7/15/27	101,250
75,000	Mineral Resources Ltd., 8.13%, 5/1/27 (a)	79,688
		1,173,715
	LEISURE TIME - 0.4%
200,000	Carlson Travel, Inc., 6.75%, 12/15/23 (a)	130,000
37,000	Carnival Corp., 11.50%, 4/1/23 (a)	40,145
	Royal Caribbean Cruises Ltd.
35,000	10.88%, 6/1/23 (a)	35,965
10,000	9.13%, 6/15/23 (a)	9,912
45,000	11.50%, 6/1/25 (a)	46,955
		262,977
	LODGING - 1.4%
	Hilton Domestic Operating Co., Inc.
100,000	4.25%, 9/1/24	97,020
20,000	5.38%, 5/1/25 (a)	20,000
45,000	5.13%, 5/1/26	44,803
45,000	4.88%, 1/15/30	44,325
200,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 4/1/27	195,250
	Marriott Ownership Resorts, Inc.
70,000	6.13%, 9/15/25 (a)	71,575
35,000	4.75%, 1/15/28 (a)	31,776
	Wyndham Destinations, Inc.
175,000	5.75%, 4/1/27	168,438
14,000	4.63%, 3/1/30 (a)	12,880
100,000	Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/26 (a)	96,250
100,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25 (a)	91,500
		873,817
Shares/ Principal		Fair Value
	MACHINERY-CONSTRUCTION & MINING - 0.2%
$115,000	BWX Technologies, Inc., 4.13%, 6/30/28 (a)	$114,712
	MACHINERY-DIVERSIFIED - 0.2%
35,000	Mueller Water Products, Inc., 5.50%, 6/15/26 (a)	36,225
35,000	RBS Global, Inc. / Rexnord LLC, 4.88%, 12/15/25 (a)	35,175
50,000	Stevens Holding Co., Inc., 6.13%, 10/1/26 (a)	52,250
		123,650
	MEDIA - 8.4%
200,000	Altice Financing SA, 7.50%, 5/15/26 (a)	209,500
25,000	Block Communications, Inc., 4.88%, 3/1/28 (a)	24,695
	CCO Holdings LLC / CCO Holdings Capital Corp.
200,000	5.50%, 5/1/26 (a)	207,062
200,000	5.13%, 5/1/27 (a)	206,920
100,000	5.00%, 2/1/28 (a)	103,250
550,000	5.38%, 6/1/29 (a)	580,250
115,000	4.75%, 3/1/30 (a)	117,667
260,000	4.50%, 8/15/30 (a)	265,200
	CSC Holdings LLC
200,000	5.88%, 9/15/22	209,000
200,000	5.50%, 5/15/26 (a)	205,274
200,000	5.38%, 2/1/28 (a)	209,000
200,000	6.50%, 2/1/29 (a)	218,750
200,000	5.75%, 1/15/30 (a)	208,300
	Diamond Sports Group LLC / Diamond Sports Finance Co.
90,000	5.38%, 8/15/26 (a)	65,137
115,000	6.63%, 8/15/27 (a)	61,238
	DISH DBS Corp.
100,000	5.88%, 7/15/22	101,680
200,000	5.88%, 11/15/24	199,000
300,000	7.75%, 7/1/26	318,000
40,000	7.38%, 7/1/28 (a)	39,750
75,000	EW Scripps Co. (The), 5.13%, 5/15/25 (a)	71,250
121,000	Gray Television, Inc., 5.88%, 7/15/26 (a)	120,440
50,000	Liberty Interactive LLC, 8.25%, 2/1/30	48,651
100,000	Nexstar Broadcasting, Inc., 5.63%, 7/15/27 (a)	99,256
	Sirius XM Radio, Inc.
100,000	5.00%, 8/1/27 (a)	102,207
150,000	5.50%, 7/1/29 (a)	157,893
115,000	4.13%, 7/1/30 (a)	113,730
50,000	TEGNA, Inc., 5.00%, 9/15/29 (a)	46,809
	Univision Communications, Inc.
200,000	5.13%, 5/15/23 (a)	201,840
200,000	5.13%, 2/15/25 (a)	188,376
200,000	UPC Holding BV, 5.50%, 1/15/28 (a)	192,074
200,000	Virgin Media Secured Finance PLC, 5.50%, 5/15/29 (a)	209,000
150,000	Ziggo BV, 5.50%, 1/15/27 (a)	151,884
		5,253,083

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	METAL FABRICATE & HARDWARE - 0.4%
$145,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27 (a)	$146,087
100,000	Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (a)	99,500
		245,587
	MINING - 1.1%
45,000	Arconic Corp., 6.13%, 2/15/28 (a)	44,989
85,000	FMG Resources August 2006 Pty Ltd., 4.50%, 9/15/27 (a)	85,031
46,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22	46,000
	Hudbay Minerals, Inc.
200,000	7.25%, 1/15/23 (a)	197,000
50,000	7.63%, 1/15/25 (a)	47,500
	New Gold, Inc.
100,000	6.25%, 11/15/22 (a)	101,063
15,000	7.50%, 7/15/27 (a)	15,475
	Novelis Corp.
100,000	5.88%, 9/30/26 (a)	99,875
65,000	4.75%, 1/30/30 (a)	62,075
		699,008
	MISCELLANEOUS MANUFACTURING - 0.0%†
25,000	Hillenbrand, Inc., 5.75%, 6/15/25	25,875
	OFFICE & BUSINESS EQUIPMENT - 0.8%
	CDW LLC / CDW Finance Corp.
200,000	5.50%, 12/1/24	217,458
55,000	4.13%, 5/1/25	55,069
200,000	5.00%, 9/1/25	205,750
		478,277
	OIL & GAS - 7.4%
	Apache Corp.
50,000	4.25%, 1/15/30	43,223
25,000	5.10%, 9/1/40	20,539
95,000	Berry Petroleum Co. LLC, 7.00%, 2/15/26 (a)	76,950
	Calumet Specialty Products Partners LP / Calumet Finance Corp.
50,000	7.75%, 4/15/23	46,500
175,000	11.00%, 4/15/25 (a)	168,875
	Cenovus Energy, Inc.
125,000	4.25%, 4/15/27	113,211
125,000	6.75%, 11/15/39	121,708
	CNX Resources Corp.
89,000	5.88%, 4/15/22	87,830
140,000	7.25%, 3/14/27 (a)	128,800
	Comstock Resources, Inc.
155,000	7.50%, 5/15/25 (a)	140,469
50,000	9.75%, 8/15/26	46,750
	Continental Resources, Inc.
160,000	4.50%, 4/15/23	153,152
60,000	4.38%, 1/15/28	52,813
Shares/ Principal		Fair Value
	OIL & GAS - 7.4% (Continued)
$55,000	4.90%, 6/1/44	$43,794
114,000	6.13%, 2/1/25	113,603
75,000	3.90%, 10/1/27	60,922
100,000	7.00%, 2/1/30	103,003
80,000	Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28 (a)	64,200
50,000	Indigo Natural Resources LLC, 6.88%, 2/15/26 (a)	46,500
35,000	Jagged Peak Energy LLC, 5.88%, 5/1/26	33,950
55,000	Matador Resources Co., 5.88%, 9/15/26	40,700
	Murphy Oil Corp.
100,000	5.75%, 8/15/25	89,500
80,000	5.88%, 12/1/27	70,400
55,210	Northern Oil and Gas, Inc., 8.50%, 5/15/23 (b)	47,188
	Occidental Petroleum Corp.
200,000	2.70%, 8/15/22	186,190
425,000	2.90%, 8/15/24	363,154
250,000	3.50%, 8/15/29	182,900
160,000	6.45%, 9/15/36	135,200
150,000	4.30%, 8/15/39	103,457
125,000	4.40%, 4/15/46	87,190
150,000	4.40%, 8/15/49	103,500
40,000	Parkland Fuel Corp., 5.88%, 7/15/27 (a)	41,500
	PBF Holding Co. LLC / PBF Finance Corp.
40,000	9.25%, 5/15/25 (a)	42,700
200,000	7.25%, 6/15/25	181,500
65,000	6.00%, 2/15/28 (a)	53,950
30,000	PDC Energy, Inc., 5.75%, 5/15/26	27,300
	Range Resources Corp.
200,000	5.00%, 3/15/23	172,000
100,000	9.25%, 2/1/26 (a)	89,906
125,000	SM Energy Co., 6.63%, 1/15/27	61,250
	Southwestern Energy Co.
100,000	6.20%, 1/23/25	85,625
150,000	7.50%, 4/1/26	131,295
	Sunoco LP / Sunoco Finance Corp.
350,000	5.50%, 2/15/26	339,500
220,000	6.00%, 4/15/27	217,800
29,225	Transocean Guardian Ltd., 5.88%, 1/15/24 (a),(c)	25,418
20,875	Transocean Pontus Ltd., 6.13%, 8/1/25 (a),(c)	18,161
	WPX Energy, Inc.
58,000	8.25%, 8/1/23	64,380
36,000	5.88%, 6/15/28	34,594
		4,663,050

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	OIL & GAS SERVICES - 0.4%
$100,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28 (a)	$91,000
65,000	ChampionX Corp., 6.38%, 5/1/26	60,402
135,000	USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 4/1/26	130,444
		281,846
	PACKAGING & CONTAINERS - 2.4%
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 5.25%, 8/15/27 (a)	196,476
200,000	Ball Corp., 5.25%, 7/1/25	218,750
	Berry Global, Inc.
150,000	4.50%, 2/15/26 (a)	147,775
130,000	4.88%, 7/15/26 (a)	131,950
	Cascades, Inc./Cascades USA, Inc.
100,000	5.13%, 1/15/26 (a)	101,500
50,000	5.38%, 1/15/28 (a)	50,750
55,000	Greif, Inc., 6.50%, 3/1/27 (a)	55,983
100,000	Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24 (a)	98,219
100,000	Plastipak Holdings, Inc., 6.25%, 10/15/25 (a)	97,000
100,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.13%, 7/15/23 (a)	100,759
	Silgan Holdings, Inc.
300,000	4.75%, 3/15/25	303,813
15,000	4.13%, 2/1/28 (a)	14,869
		1,517,844
	PHARMACEUTICALS - 1.4%
60,000	Bausch Health Americas, Inc., 8.50%, 1/31/27 (a)	63,675
	Bausch Health Cos., Inc.
40,000	5.88%, 5/15/23 (a)	39,900
250,000	7.00%, 3/15/24 (a)	259,375
60,000	5.50%, 11/1/25 (a)	61,500
30,000	7.00%, 1/15/28 (a)	30,900
55,000	5.00%, 1/30/28 (a)	51,782
250,000	Horizon Therapeutics USA, Inc., 5.50%, 8/1/27 (a)	260,092
95,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (a)	97,489
20,000	Vizient, Inc., 6.25%, 5/15/27 (a)	20,950
		885,663
	PIPELINES - 4.0%
150,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 1/15/28 (a)	118,500
	Cheniere Energy Partners LP
350,000	5.25%, 10/1/25	348,845
90,000	4.50%, 10/1/29 (a)	87,187
Shares/ Principal		Fair Value
	PIPELINES - 4.0% (Continued)
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
$100,000	5.75%, 4/1/25	$86,377
75,000	5.63%, 5/1/27 (a)	62,527
255,000	DCP Midstream Operating LP, 5.38%, 7/15/25	253,088
200,000	EnLink Midstream Partners LP, 4.15%, 6/1/25	154,000
160,000	EQM Midstream Partners LP, 6.50%, 7/1/27 (a)	163,875
125,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	106,875
200,000	Global Partners LP / GLP Finance Corp., 7.00%, 6/15/23	192,250
70,000	Hess Midstream Operations LP, 5.63%, 2/15/26 (a)	69,264
	NGL Energy Partners LP / NGL Energy Finance Corp.
200,000	7.50%, 11/1/23	166,000
97,000	7.50%, 4/15/26	73,720
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
100,000	5.50%, 9/15/24 (a)	90,307
200,000	5.50%, 1/15/28 (a)	173,000
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
70,000	5.88%, 4/15/26	69,300
100,000	5.00%, 1/15/28	94,038
	Western Midstream Operating LP
100,000	4.05%, 2/1/30	96,259
130,000	5.30%, 3/1/48	105,463
		2,510,875
	REAL ESTATE - 0.9%
50,000	Five Point Operating Co. LP / Five Point Capital Corp., 7.88%, 11/15/25 (a)	47,250
35,000	Greystar Real Estate Partners LLC, 5.75%, 12/1/25 (a)	35,182
175,000	Hunt Cos., Inc., 6.25%, 2/15/26 (a)	159,250
300,000	Kennedy-Wilson, Inc., 5.88%, 4/1/24	298,500
		540,182
	REITS - 4.1%
90,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 5.75%, 5/15/26 (a)	76,050
200,000	CoreCivic, Inc., 4.75%, 10/15/27	166,000
300,000	GEO Group, Inc./The, 5.13%, 4/1/23	259,500
100,000	HAT Holdings I LLC / HAT Holdings II LLC, 5.25%, 7/15/24 (a)	102,000
	Iron Mountain, Inc.
50,000	4.88%, 9/15/27 (a)	48,710
120,000	5.25%, 7/15/30 (a)	118,200
100,000	iStar, Inc., 4.25%, 8/1/25	90,500

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	REITS - 4.1% (Continued)
	Ladder Capital Finance Holdings LLP / Ladder Capital Finance Corp.
$100,000	5.25%, 10/1/25 (a)	$86,220
110,000	4.25%, 2/1/27 (a)	88,000
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
500,000	5.63%, 5/1/24	517,510
40,000	4.63%, 6/15/25 (a)	39,115
400,000	MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	411,000
	SBA Communications Corp.
100,000	4.88%, 9/1/24	102,375
100,000	3.88%, 2/15/27 (a)	99,625
15,000	Service Properties Trust, 7.50%, 9/15/25	15,803
145,000	Starwood Property Trust, Inc., 4.75%, 3/15/25	131,950
	VICI Properties LP / VICI Note Co., Inc.
25,000	4.25%, 12/1/26 (a)	23,937
50,000	3.75%, 2/15/27 (a)	47,000
75,000	4.63%, 12/1/29 (a)	73,125
70,000	4.13%, 8/15/30 (a)	66,763
		2,563,383
	RETAIL - 3.0%
	1011778 BC ULC / New Red Finance, Inc.
40,000	5.75%, 4/15/25 (a)	42,000
250,000	5.00%, 10/15/25 (a)	248,527
60,000	IRB Holding Corp., 7.00%, 6/15/25 (a)	61,842
	KFC Holding Co/Pizza Hut Holdings LLC/ Taco Bell of America LLC
100,000	5.25%, 6/1/26 (a)	102,500
200,000	4.75%, 6/1/27 (a)	205,000
	L Brands, Inc.
30,000	6.88%, 7/1/25 (a)	30,975
15,000	9.38%, 7/1/25 (a)	15,018
100,000	7.50%, 6/15/29	87,250
100,000	6.88%, 11/1/35	83,190
50,000	Murphy Oil USA, Inc., 4.75%, 9/15/29	51,125
	QVC, Inc.
300,000	5.13%, 7/2/22	302,940
100,000	4.45%, 2/15/25	98,030
100,000	4.75%, 2/15/27	96,700
100,000	Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/1/25	97,164
100,000	Staples, Inc., 7.50%, 4/15/26 (a)	78,575
50,000	Superior Plus LP / Superior General Partner, Inc., 7.00%, 7/15/26 (a)	52,375
	Yum! Brands, Inc.
100,000	3.88%, 11/1/23	102,400
5,000	7.75%, 4/1/25 (a)	5,394
125,000	4.75%, 1/15/30 (a)	126,875
		1,887,880
Shares/ Principal		Fair Value
	SEMICONDUCTORS - 1.3%
$100,000	Amkor Technology, Inc., 6.63%, 9/15/27 (a)	$107,037
	Entegris, Inc.
200,000	4.63%, 2/10/26 (a)	203,000
50,000	4.38%, 4/15/28 (a)	50,875
35,000	Microchip Technology, Inc., 4.25%, 9/1/25 (a)	35,223
	Qorvo, Inc.
160,000	5.50%, 7/15/26	166,400
230,000	4.38%, 10/15/29 (a)	235,538
		798,073
	SOFTWARE - 2.2%
25,000	ACI Worldwide, Inc., 5.75%, 8/15/26 (a)	26,044
15,000	Boxer Parent Co., Inc., 7.13%, 10/2/25 (a)	15,727
215,000	Camelot Finance SA, 4.50%, 11/1/26 (a)	215,000
50,000	CDK Global, Inc., 5.88%, 6/15/26	51,931
50,000	Dun & Bradstreet Corp. (The), 6.88%, 8/15/26 (a)	52,703
	Fair Isaac Corp.
60,000	5.25%, 5/15/26 (a)	65,400
120,000	4.00%, 6/15/28 (a)	120,300
	MSCI, Inc.
145,000	5.38%, 5/15/27 (a)	153,881
60,000	4.00%, 11/15/29 (a)	61,200
105,000	3.63%, 9/1/30 (a)	104,475
95,000	3.88%, 2/15/31 (a)	96,900
100,000	Nuance Communications, Inc., 5.63%, 12/15/26	104,000
55,000	Open Text Corp., 3.88%, 2/15/28 (a)	52,955
55,000	Open Text Holdings, Inc., 4.13%, 2/15/30 (a)	54,038
	PTC, Inc.
50,000	3.63%, 2/15/25 (a)	49,625
45,000	4.00%, 2/15/28 (a)	44,555
100,000	SS&C Technologies, Inc., 5.50%, 9/30/27 (a)	101,464
		1,370,198
	TELECOMMUNICATIONS - 8.2%
	Altice France SA
300,000	7.38%, 5/1/26 (a)	312,840
200,000	5.50%, 1/15/28 (a)	202,000
200,000	C&W Senior Financing DAC, 7.50%, 10/15/26 (a)	204,500
	CenturyLink, Inc.
200,000	5.80%, 3/15/22	205,500
130,000	5.13%, 12/15/26 (a)	129,675
100,000	6.88%, 1/15/28	106,370
150,000	7.60%, 9/15/39	161,437
85,000	7.65%, 3/15/42	91,163
	CommScope, Inc.
95,000	5.50%, 3/1/24 (a)	95,950
100,000	5.50%, 6/15/24 (a)	101,833
65,000	6.00%, 3/1/26 (a)	66,625

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	TELECOMMUNICATIONS - 8.2% (Continued)
	Hughes Satellite Systems Corp.
$150,000	5.25%, 8/1/26	$155,130
49,000	6.63%, 8/1/26	50,856
190,000	Level 3 Financing, Inc., 4.63%, 9/15/27 (a)	191,425
100,000	Nokia Oyj, 4.38%, 6/12/27	105,662
200,000	Sable International Finance Ltd., 5.75%, 9/7/27 (a)	203,576
	Sprint Capital Corp.
100,000	6.88%, 11/15/28	121,750
60,000	8.75%, 3/15/32	85,875
300,000	Sprint Communications, Inc., 6.00%, 11/15/22	316,419
	Sprint Corp.
200,000	7.25%, 9/15/21	209,670
400,000	7.88%, 9/15/23	450,500
300,000	7.13%, 6/15/24	338,742
50,000	7.63%, 3/1/26	59,018
	Telesat Canada / Telesat LLC
75,000	4.88%, 6/1/27 (a)	73,500
60,000	6.50%, 10/15/27 (a)	58,819
	T-Mobile USA, Inc.
300,000	6.38%, 3/1/25	308,250
200,000	6.50%, 1/15/26	209,022
150,000	4.75%, 2/1/28	158,460
	ViaSat, Inc.
215,000	5.63%, 4/15/27 (a)	220,106
60,000	6.50%, 7/15/28 (a)	60,013
80,000	Zayo Group Holdings, Inc., 4.00%, 3/1/27 (a)	76,125
		5,130,811
	TRANSPORTATION - 0.2%
100,000	Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 7/15/23 (a)	88,000
35,000	XPO Logistics, Inc., 6.25%, 5/1/25 (a)	36,663
		124,663
Shares/ Principal		Fair Value
	TRUCKING & LEASING - 0.3%
	Fortress Transportation and Infrastructure Investors LLC
$145,000	6.75%, 3/15/22 (a)	$139,267
85,000	6.50%, 10/1/25 (a)	76,518
		215,785
	TOTAL CORPORATE BONDS AND NOTES (Cost - $62,109,311)	61,689,323
	SHORT-TERM INVESTMENTS - 0.4%
	MONEY MARKET FUNDS - 0.4%
273,779	Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.10% (d) (Cost - $273,779)	273,779
	TOTAL INVESTMENTS - 98.7% (Cost - $62,383,090)	$61,963,102
	OTHER ASSETS LESS LIABILITIES - NET 1.3%	809,956
	TOTAL NET ASSETS - 100.0%	$62,773,058

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2020, these securities amounted to $33,821,534 or 53.9% of net assets.

(b)  PIK - Pay-in-kind security.

(c)  Sinking bond security.

(d)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Holdings by Asset Class	% of Net Assets
Corporate Bonds and Notes	98.3%
Money Market Funds	0.4%
Other Assets less Liabilities - Net	1.3%
100.0%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. Long Bond Future	Credit Suisse	1	9/21/2020	$178,562	$289
SHORT FUTURES CONTRACTS
U.S. 10 Year Note Future	Credit Suisse	3	9/21/2020	417,516	(794)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(505)

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited)

June 30, 2020

Shares/ Principal		Fair Value
	CORPORATE BONDS AND NOTES - 47.5%
	AEROSPACE & DEFENSE - 1.8%
	BOEING CO. (THE)
$150,000	2.60%, 10/30/25	$149,656
100,000	3.45%, 11/1/28	97,702
100,000	5.81%, 5/1/50	118,099
25,000	General Dynamics Corp., 4.25%, 4/1/50	32,354
	Northrop Grumman Corp.
225,000	2.93%, 1/15/25	243,360
300,000	3.25%, 1/15/28	335,500
50,000	4.75%, 6/1/43	64,742
75,000	5.25%, 5/1/50	107,584
	Raytheon Technologies Corp.
275,000	3.95%, 8/16/25	312,906
75,000	4.13%, 11/16/28	88,341
25,000	4.05%, 5/4/47	29,876
50,000	4.63%, 11/16/48	64,914
		1,645,034
	AGRICULTURE - 0.2%
150,000	Altria Group, Inc., 3.80%, 2/14/24	164,007
25,000	BAT Capital Corp., 4.76%, 9/6/49	27,760
		191,767
	APPAREL - 0.1%
	NIKE, Inc.
75,000	3.25%, 3/27/40	83,942
25,000	3.38%, 3/27/50	28,898
		112,840
	AUTO MANUFACTURERS - 0.2%
50,000	General Motors Co., 4.00%, 4/1/25	51,884
	GENERAL MOTORS FINANCIAL CO., INC.
75,000	4.30%, 7/13/25	78,192
25,000	5.65%, 1/17/29	28,133
		158,209
	BANKS - 11.2%
	Banco Santander SA
200,000	2.75%, 5/28/25	207,263
200,000	4.25%, 4/11/27	221,777
	Bank of America Corp.
250,000	2.82%, (3 Month US Libor + 0.93%), 7/21/23 (a)	259,672
150,000	3.86%, (3 Month US Libor + 0.94%), 7/23/24 (a)	162,549
165,000	4.20%, 8/26/24	183,183
175,000	3.25%, 10/21/27	193,003
25,000	4.18%, 11/25/27	28,612
108,000	3.42%, (3 Month US Libor + 1.04%), 12/20/28 (a)	120,296
125,000	4.27%, (3 Month US Libor + 1.31%), 7/23/29 (a)	147,433
Shares/ Principal		Fair Value
	BANKS - 11.2% (Continued)
$100,000	2.88%, (3 Month US Libor + 1.19%), 10/22/30 (a)	$108,186
25,000	2.50%, (3 Month US Libor + 0.99%), 2/13/3 1 (a)	26,210
100,000	6.11%, 1/29/37	140,792
225,000	4.08%, (3 Month US Libor + 3.15%), 3/20/51 (a)	281,939
	Barclays PLC
225,000	4.61%, (3 Month US Libor + 1.40%), 2/15/23 (a)	236,905
200,000	2.85%, (3 Month US Libor + 2.45%), 5/7/26 (a)	208,972
252,000	BNP Paribas SA, 3.38%, 1/9/25 (b)	272,371
250,000	BPCE SA, 4.00%, 9/12/23 (b)	269,933
	Citigroup, Inc.
200,000	2.70%, 10/27/22	208,811
150,000	3.50%, 5/15/23	159,819
105,000	4.04%, (3 Month US Libor + 1.02%), 6/1/24 (a)	114,157
75,000	4.60%, 3/9/26	85,654
200,000	3.40%, 5/1/26	221,761
50,000	3.67%, (3 Month US Libor + 1.39%), 7/24/28 (a)	55,747
100,000	4.13%, 7/25/28	113,272
100,000	2.98%, (SOFR + 1.42%), 11/5/30 (a)	106,421
75,000	4.41%, (SOFR + 3.91%), 3/31/31 (a)	88,989
300,000	Comerica Bank, 2.50%, 7/23/24	314,739
255,000	Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/26	293,214
85,000	Fifth Third Bancorp, 2.38%, 1/28/25	89,705
150,000	Huntington Bancshares, Inc., 4.00%, 5/15/25	169,915
225,000	ING Groep NV, 4.63%, 1/6/26 (b)	263,618
	JPMorgan Chase & Co.
40,000	3.56%, (3 Month US Libor + 0.73%), 4/23/24 (a)	42,820
50,000	3.80%, (3 Month US Libor + 0.89%), 7/23/24 (a)	54,239
350,000	4.02%, (3 Month US Libor + 1.00%), 12/5/24 (a)	385,663
225,000	2.30%, (SOFR + 1.16%), 10/15/25 (a)	235,683
225,000	3.30%, 4/1/26	251,490
200,000	2.95%, 10/1/26	219,661
175,000	3.96%, (3 Month US Libor + 1.25%), 1/29/2 7 (a)	199,333
125,000	3.51%, (3 Month US Libor + 0.95%), 1/23/29 (a)	139,628
50,000	2.96%, (SOFR + 2.52%), 5/13/31 (a)	53,029
225,000	Mitsubishi UFJ Financial Group, Inc., 3.75%, 7/18/39	256,218
50,000	3.74%, (3 Month US Libor + 0.85%), 4/24/24 (a)	53,831
275,000	3.70%, 10/23/24	304,944
75,000	2.72%, (SOFR + 1.15%), 7/22/25 (a)	79,573

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	BANKS - 11.2% (Continued)
$400,000	3.63%, 1/20/27	$451,616
75,000	3.95%, 4/23/27	84,411
100,000	4.43%, (3 Month US Libor + 1.63%), 1/23/30 (a)	119,143
75,000	3.62%, (SOFR + 3.12%), 4/1/31 (a)	85,678
50,000	5.60%, (SOFR + 4.84%), 3/24/51 (a)	76,069
23,000	Regions Financial Corp., 3.80%, 8/14/23	25,012
300,000	Royal Bank of Scotland Group PLC, 4.52%, (3 Month US Libor + 1.55%), 6/25/24 (a)	325,776
225,000	Santander UK PLC, 2.88%, 6/18/24	239,914
375,000	Standard Chartered PLC, 4.25%, (3 Month US Libor + 1.15%), 1/20/23 (a),(b)	389,288
	Wells Fargo & Co.
55,000	3.75%, 1/24/24	60,096
125,000	3.55%, 9/29/25	139,592
325,000	3.00%, 10/23/26	354,174
100,000	4.30%, 7/22/27	114,798
25,000	4.15%, 1/24/29	29,423
25,000	5.01%, (3 Month US Libor + 4.24%), 4/4/51 (a)	34,699
125,000	Westpac Banking Corp., 4.11%, (US 5 Year CMT + 2.00%), 7/24/34 (a)	137,905
		10,298,624
	BEVERAGES - 2.0%
	Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc.
200,000	4.70%, 2/1/36	235,615
450,000	4.90%, 2/1/46	550,658
175,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48	204,858
	Constellation Brands, Inc.
175,000	1.09%, (3 Month US Libor + 0.70%), 11/15/21 (a)	174,986
200,000	4.40%, 11/15/25	231,171
100,000	3.60%, 2/15/28	110,801
125,000	3.15%, 8/1/29	134,035
	Keurig Dr Pepper, Inc.
125,000	4.06%, 5/25/23	136,226
25,000	5.09%, 5/25/48	32,966
25,000	3.80%, 5/1/50	28,249
		1,839,565
	BIOTECHNOLOGY - 0.2%
175,000	Amgen, Inc., 3.13%, 5/1/25	192,337
	BUILDING MATERIALS - 0.5%
	Carrier Global Corp.
225,000	2.49%, 2/15/27 (b)	229,206
200,000	2.72%, 2/15/30 (b)	200,869
		430,075
Shares/ Principal		Fair Value
	CHEMICALS - 0.4%
$25,000	Air Products and Chemicals, Inc., 2.80%, 5/15/50	$26,266
175,000	DuPont de Nemours, Inc., 4.21%, 11/15/23	191,817
100,000	Sherwin-Williams Co. (The), 4.50%, 6/1/47	121,737
		339,820
	COMMERCIAL SERVICES - 0.7%
	Global Payments, Inc.
75,000	2.65%, 2/15/25	79,448
50,000	3.20%, 8/15/29	53,562
225,000	Paypal Holdings, Inc., 1.65%, 6/1/25	232,593
225,000	PayPal Holdings, Inc., 2.65%, 10/1/26	244,515
50,000	S&P Global, Inc., 2.95%, 1/22/27	54,966
		665,084
	COMPUTERS - 1.3%
75,000	Amdocs Ltd., 2.54%, 6/15/30	74,263
175,000	Apple, Inc., 3.25%, 2/23/26	196,012
	Dell International LLC / EMC Corp.
200,000	5.45%, 6/15/23 (b)	218,763
175,000	6.02%, 6/15/26 (b)	200,633
	Hewlett Packard Enterprise Co.
225,000	4.45%, 10/2/23	245,488
100,000	4.65%, 10/1/24	112,290
50,000	4.90%, 10/15/25	57,714
60,000	6.35%, 10/15/45	73,576
		1,178,739
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
175,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 1/16/24	173,910
50,000	AIG Global Funding, 2.30%, 7/1/22 (b)	51,506
	Air Lease Corp.
175,000	2.30%, 2/1/25	167,363
100,000	3.38%, 7/1/25	100,171
175,000	3.75%, 6/1/26	176,600
	American Express Co.
30,000	2.50%, 8/1/22	31,069
35,000	2.50%, 7/30/24	37,045
175,000	3.63%, 12/5/24	193,890
	Avolon Holdings Funding Ltd.
75,000	3.95%, 7/1/24 (b)	65,161
150,000	2.88%, 2/15/25 (b)	125,874
	Capital One Financial Corp.
75,000	3.50%, 6/15/23	80,264
65,000	3.30%, 10/30/24	69,939
250,000	GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	262,318
50,000	Intercontinental Exchange, Inc., 3.00%, 6/15/50	51,197
50,000	Mastercard, Inc., 3.30%, 3/26/27	56,630
See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	DIVERSIFIED FINANCIAL SERVICES - 1.9% (Continued)
$25,000	Nasdaq, Inc., 3.25%, 4/28/50	$26,168
100,000	Visa, Inc., 3.15%, 12/14/25	111,395
		1,780,500
	ELECTRIC - 3.0%
50,000	Alliant Energy Finance LLC, 3.75%, 6/15/23 (b)	53,634
25,000	Ameren Corp., 3.50%, 1/15/31	28,065
50,000	American Electric Power Co., Inc., 2.30%, 3/1/30	50,201
175,000	Arizona Public Service Co., 2.95%, 9/15/27	189,827
50,000	Avangrid, Inc., 3.20%, 4/15/25	54,682
	Berkshire Hathaway Energy Co.
50,000	3.25%, 4/15/28	56,547
75,000	3.70%, 7/15/30 (b)	87,781
74,000	6.13%, 4/1/36	106,917
25,000	4.25%, 10/15/50 (b)	31,482
	Dominion Energy, Inc.
175,000	3.07%, 8/15/24 (c)	188,245
50,000	3.38%, 4/1/30	55,191
87,000	DTE Energy Co., 2.25%, 11/1/22	89,844
25,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48	30,789
200,000	Duke Energy Corp., 3.15%, 8/15/27	221,475
175,000	Entergy Corp., 2.95%, 9/1/26	193,314
50,000	Exelon Corp., 4.05%, 4/15/30	57,735
	FirstEnergy Corp.
150,000	2.65%, 3/1/30	156,566
50,000	2.25%, 9/1/30	50,275
75,000	MidAmerican Energy Co., 3.65%, 4/15/29	89,511
150,000	NRG Energy, Inc., 3.75%, 6/15/24 (b)	159,059
	Pacific Gas and Electric Co.
25,000	2.10%, 8/1/27	24,741
50,000	2.50%, 2/1/31	48,916
25,000	3.30%, 8/1/40	24,367
50,000	3.50%, 8/1/50	48,324
	Sempra Energy
50,000	0.78%, (3 Month US Libor + 0.50%), 1/15/21 (a)	50,008
125,000	3.40%, 2/1/28	136,753
100,000	Southern California Edison Co., 4.20%, 3/1/29	116,664
350,000	Southern Co. (The), 3.25%, 7/1/26	387,870
		2,788,783
	ENGINEERING & CONSTRUCTION - 0.2%
200,000	Mexico City Airport Trust, 3.88%, 4/30/28 (b)	181,302
	ENVIRONMENTAL CONTROL - 0.3%
150,000	Republic Services, Inc., 2.50%, 8/15/24	159,557
100,000	Waste Management, Inc., 3.20%, 6/15/26	102,465
		262,022
Shares/ Principal		Fair Value
	FOOD - 0.4%
	JM Smucker Co. (The)
$25,000	3.00%, 3/15/22	$25,924
50,000	2.38%, 3/15/30	51,050
50,000	Mars, Inc., 2.70%, 4/1/25 (b)	53,518
25,000	Mondelez International, Inc., 2.13%, 4/13/23	25,893
50,000	Sysco Corp., 6.60%, 4/1/50	69,248
125,000	Tyson Foods, Inc., 3.90%, 9/28/23	136,627
		362,260
	GAS - 0.8%
	East Ohio Gas Co. (The)
50,000	1.30%, 6/15/25 (b)	50,236
25,000	2.00%, 6/15/30 (b)	24,975
	NiSource, Inc.
125,000	3.65%, 6/15/23	135,015
400,000	3.49%, 5/15/27	452,349
25,000	3.60%, 5/1/30	28,635
		691,210
	HAND & MACHINE TOOLS - 0.2%
125,000	Stanley Black & Decker, Inc., 4.25%, 11/15/28	149,176
	HEALTHCARE-PRODUCTS - 1.0%
50,000	DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	52,566
	DH Europe Finance II SARL
125,000	2.20%, 11/15/24	131,378
50,000	2.60%, 11/15/29	53,210
100,000	3.25%, 11/15/39	110,470
175,000	Stryker Corp., 1.95%, 6/15/30	176,167
200,000	Thermo Fisher Scientific, Inc., 3.65%, 12/15/25	225,889
175,000	Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	189,153
		938,833
	HEALTHCARE-SERVICES - 0.3%
225,000	Sutter Health, 4.09%, 8/15/48	264,453
	INSURANCE - 1.5%
200,000	AIA Group Ltd., 3.20%, 3/11/25 (b)	211,911
	American International Group, Inc.
25,000	4.88%, 6/1/22	26,984
175,000	3.90%, 4/1/26	197,719
75,000	4.20%, 4/1/28	84,940
125,000	3.40%, 6/30/30	135,145
150,000	Arch Capital Finance LLC, 5.03%, 12/15/46	187,485
50,000	Great-West Lifeco Finance 2018 LP, 4.05%, 5/17/28 (b)	56,678
100,000	Marsh & McLennan Cos., Inc., 4.38%, 3/15/29	119,071
50,000	New York Life Insurance Co., 3.75%, 5/15/50 (b)	56,467

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	INSURANCE - 1.5% (Continued)
	Principal Financial Group, Inc.
$75,000	3.10%, 11/15/26	$81,807
100,000	2.13%, 6/15/30	100,733
25,000	Progressive Corp. (The), 3.95%, 3/26/50	31,715
50,000	Willis North America, Inc., 2.95%, 9/15/29	52,928
50,000	XLIT Ltd., 4.45%, 3/31/25	56,324
		1,399,907
	INTERNET - 0.1%
50,000	Amazon.com, Inc., 3.88%, 8/22/37	61,910
25,000	Booking Holdings, Inc., 4.10%, 4/13/25	28,060
		89,970
	INVESTMENT COMPANIES - 0.2%
200,000	Huarong Finance 2019 Co. Ltd., 3.75%, 5/29/24 (d)	205,315
	IRON & STEEL - 0.0%†
30,000	Steel Dynamics, Inc., 2.40%, 6/15/25	30,897
	MACHINERY-DIVERSIFIED - 0.4%
	Otis Worldwide Corp.
50,000	2.29%, 4/5/27 (b)	52,214
250,000	2.57%, 2/15/30 (b)	262,666
		314,880
	MEDIA - 1.4%
	Comcast Corp.
150,000	3.70%, 4/15/24	166,017
50,000	3.10%, 4/1/25	55,095
125,000	3.95%, 10/15/25	143,243
125,000	3.30%, 4/1/27	140,184
325,000	4.15%, 10/15/28	389,603
25,000	3.75%, 4/1/40	29,272
	Fox Corp.
75,000	4.03%, 1/25/24	83,134
50,000	4.71%, 1/25/29	60,063
200,000	Walt Disney Co. (The), 3.70%, 9/15/24	221,720
		1,288,331
	MINING - 0.5%
250,000	Glencore Funding LLC, 4.63%, 4/29/24 (b)	273,652
25,000	Newcrest Finance Pty Ltd., 3.25%, 5/13/30 (b)	26,853
150,000	Newmont Corp., 2.25%, 10/1/30	152,019
		452,524
	MISCELLANEOUS MANUFACTURING - 0.2%
	General Electric Co.
25,000	2.70%, 10/9/22	25,976
75,000	3.10%, 1/9/23	78,547
25,000	3.45%, 5/1/27	25,588
75,000	4.35%, 5/1/50	74,176
		204,287
Shares/ Principal		Fair Value
	OIL & GAS - 1.9%
	BP Capital Markets America, Inc.
$25,000	3.22%, 4/14/24	$26,912
50,000	3.41%, 2/11/26	55,299
50,000	4.23%, 11/6/28	58,097
400,000	Gazprom PJSC Via Gaz Capital SA, 4.95%, 3/23/27 (d)	443,628
	Marathon Petroleum Corp.
125,000	4.50%, 5/1/23	134,714
50,000	3.63%, 9/15/24	53,312
25,000	3.80%, 4/1/28	26,622
325,000	Occidental Petroleum Corp., 2.90%, 8/15/24	277,706
	Phillips 66
75,000	3.70%, 4/6/23	80,175
25,000	3.85%, 4/9/25	27,710
150,000	3.90%, 3/15/28	169,701
	Suncor Energy, Inc.
50,000	2.80%, 5/15/23	52,221
75,000	3.10%, 5/15/25	80,107
	Valero Energy Corp.
150,000	2.70%, 4/15/23	155,629
75,000	2.85%, 4/15/25	79,146
		1,720,979
	OIL & GAS SERVICES - 0.0%†
5,000	Halliburton Co., 3.80%, 11/15/25	5,401
	PHARMACEUTICALS - 2.0%
	AbbVie, Inc.
60,000	2.30%, 11/21/22 (b)	62,063
125,000	3.75%, 11/14/23	135,865
125,000	4.05%, 11/21/39 (b)	146,182
25,000	4.88%, 11/14/48	32,831
175,000	4.25%, 11/21/49 (b)	212,130
25,000	Bristol-Myers Squibb Co., 3.90%, 2/20/28 (b)	29,408
	Cigna Corp.
266,000	3.75%, 7/15/23	288,739
200,000	3.40%, 3/15/50	215,229
	CVS Health Corp.
90,000	3.70%, 3/9/23	96,654
30,000	2.63%, 8/15/24	32,033
25,000	3.88%, 7/20/25	28,096
75,000	4.78%, 3/25/38	93,195
25,000	Pfizer, Inc., 2.63%, 4/1/30	27,540
205,000	Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30	204,889
225,000	Zoetis, Inc., 2.00%, 5/15/30	231,349
		1,836,203
	PIPELINES - 1.9%
	Energy Transfer Operating LP
175,000	4.20%, 9/15/23	185,938
100,000	2.90%, 5/15/25	102,163

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	PIPELINES - 1.9% (Continued)
$100,000	5.25%, 4/15/29	$109,575
50,000	5.30%, 4/15/47	48,299
300,000	Enterprise Products Operating LLC, 3.70%, 2/15/26	337,141
	MPLX LP
50,000	4.80%, 2/15/29	55,624
75,000	4.50%, 4/15/38	75,014
	Sabine Pass Liquefaction LLC
100,000	5.63%, 4/15/23	109,367
275,000	5.63%, 3/1/25	314,305
100,000	5.00%, 3/15/27	111,889
100,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47	100,051
175,000	Williams Cos., Inc. (The), 4.00%, 9/15/25	193,883
		1,743,249
	REITS - 2.7%
	Alexandria Real Estate Equities, Inc.
75,000	3.80%, 4/15/26	84,133
75,000	3.38%, 8/15/31	83,704
50,000	American Campus Communities Operating Partnership LP, 3.88%, 1/30/31	52,478
50,000	American Homes 4 Rent LP, 4.90%, 2/15/29	55,763
	American Tower Corp.
200,000	3.38%, 5/15/24	217,139
125,000	2.40%, 3/15/25	131,965
100,000	2.10%, 6/15/30	100,246
25,000	Boston Properties LP, 4.13%, 5/15/21	25,507
	Camden Property Trust
75,000	3.15%, 7/1/29	83,149
75,000	2.80%, 5/15/30	81,137
	Crown Castle International Corp.
100,000	3.15%, 7/15/23	106,715
75,000	3.65%, 9/1/27	83,815
25,000	3.30%, 7/1/30	27,496
75,000	CubeSmart LP, 4.38%, 12/15/23	81,871
75,000	Duke Realty LP, 1.75%, 7/1/30	74,504
75,000	Essex Portfolio LP, 3.00%, 1/15/30	81,751
150,000	Federal Realty Investment Trust, 3.25%, 7/15/27	157,041
100,000	Kilroy Realty LP, 4.75%, 12/15/28	112,138
45,000	National Retail Properties, Inc., 3.90%, 6/15/24	47,889
125,000	Regency Centers LP, 2.95%, 9/15/29	126,878
79,000	Simon Property Group LP, 2.75%, 6/1/23	82,332
100,000	Spirit Realty LP, 3.40%, 1/15/30	94,627
	VEREIT Operating Partnership LP
200,000	4.63%, 11/1/25	216,274
75,000	4.88%, 6/1/26	83,153
25,000	3.40%, 1/15/28	25,193
	WP Carey, Inc.
25,000	4.60%, 4/1/24	26,614
Shares/ Principal		Fair Value
	REITS - 2.7% (Continued)
$30,000	4.00%, 2/1/25	$31,316
75,000	3.85%, 7/15/29	77,988
		2,452,816
	RETAIL - 1.0%
50,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (b)	53,689
	Costco Wholesale Corp.
50,000	1.38%, 6/20/27	51,060
75,000	1.75%, 4/20/32	75,995
	Dollar Tree, Inc.
75,000	4.00%, 5/15/25	84,452
125,000	4.20%, 5/15/28	145,101
	Lowe's Cos., Inc.
75,000	5.00%, 4/15/40	97,789
100,000	5.13%, 4/15/50	136,476
25,000	McDonald's Corp., 4.45%, 9/1/48	30,887
150,000	Starbucks Corp., 3.80%, 8/15/25	169,050
75,000	Walmart, Inc., 4.05%, 6/29/48	98,688
		943,187
	SAVINGS & LOANS - 0.3%
200,000	Nationwide Building Society, 3.96%, (3 Month US Libor + 1.86%), 7/18/30 (a),(b)	224,997
	SEMICONDUCTORS - 1.8%
50,000	Applied Materials, Inc., 1.75%, 6/1/30	51,101
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
240,000	3.63%, 1/15/24	258,000
225,000	3.13%, 1/15/25	240,344
26,000	3.50%, 1/15/28	27,514
	Broadcom, Inc.
150,000	3.63%, 10/15/24 (b)	162,925
250,000	4.70%, 4/15/25 (b)	281,694
125,000	4.25%, 4/15/26 (b)	139,113
234,000	3.46%, 9/15/26 (b)	250,949
75,000	Lam Research Corp., 1.90%, 6/15/30	76,661
75,000	Microchip Technology, Inc., 3.92%, 6/1/21	76,462
50,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.40%, 5/1/30 (b)	53,798
		1,618,561
	SOFTWARE - 1.2%
125,000	Adobe, Inc., 2.30%, 2/1/30	134,999
	Fiserv, Inc.
50,000	3.80%, 10/1/23	54,630
150,000	2.75%, 7/1/24	159,947
150,000	3.20%, 7/1/26	166,021
100,000	4.20%, 10/1/28	117,341
	Intuit, Inc.
50,000	1.35%, 7/15/27	50,230
50,000	1.65%, 7/15/30	49,850

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	SOFTWARE - 1.2% (Continued)
$150,000	Microsoft Corp., 3.70%, 8/8/46	$186,793
	Oracle Corp.
75,000	3.60%, 4/1/40	85,132
75,000	3.60%, 4/1/50	83,466
		1,088,409
	TELECOMMUNICATIONS - 3.6%
	AT&T, Inc.
100,000	3.20%, 3/1/22	104,342
225,000	3.40%, 5/15/25	247,266
100,000	3.60%, 7/15/25	111,088
150,000	4.25%, 3/1/27	170,871
300,000	2.30%, 6/1/27	310,581
125,000	2.75%, 6/1/31	130,149
125,000	5.25%, 3/1/37	154,556
50,000	4.90%, 8/15/37	60,090
100,000	3.50%, 6/1/41	104,827
	T-Mobile USA, Inc.
125,000	3.50%, 4/15/25 (b)	136,049
50,000	1.50%, 2/15/26 (b)	49,996
200,000	3.75%, 4/15/27 (b)	221,634
125,000	2.05%, 2/15/28 (b)	125,059
150,000	3.88%, 4/15/30 (b)	166,944
	Verizon Communications, Inc.
25,000	3.38%, 2/15/25	27,816
313,000	4.33%, 9/21/28	376,703
75,000	3.88%, 2/8/29	88,642
25,000	4.02%, 12/3/29	29,815
100,000	3.15%, 3/22/30	112,172
100,000	5.25%, 3/16/37	133,876
175,000	4.86%, 8/21/46	237,642
200,000	Vodafone Group PLC, 3.75%, 1/16/24	218,423
		3,318,541
	TRANSPORTATION - 0.1%
75,000	Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	84,853
25,000	FedEx Corp., 3.40%, 2/15/28	26,952
		111,805
	TOTAL CORPORATE BONDS AND NOTES (Cost - $39,827,310)	43,520,892
	AGENCY MORTGAGE BACKED SECURITIES - 41.1%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.0%
	Freddie Mac Gold Pool
354,688	4.00%, 3/1/48	376,469
407,068	4.00%, 4/1/48	432,065
	Freddie Mac Pool
844,054	4.00%, 1/1/49	913,376
1,815,477	5.00%, 10/1/49	1,980,197
		3,702,107
Shares/ Principal		Fair Value
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.7%
	Fannie Mae Pool
$586,422	4.50%, 6/1/31	$650,480
666,846	5.00%, 11/1/48	749,079
	Federal National Mortgage Association
5,000,000	2.50%, 7/1/50 (e)	5,213,281
2,000,000	3.00%, 7/1/50 (e)	2,106,562
4,000,000	3.50%, 7/1/50 (e)	4,206,875
1,000,000	4.00%, 7/1/50 (e)	1,059,687
1,000,000	5.00%, 7/1/50 (e)	1,091,719
2,000,000	2.50%, 8/1/50 (e)	2,081,016
		17,158,699
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 18.4%
	Ginnie Mae
4,000,000	2.50%, 7/20/50 (e)	4,210,625
1,000,000	3.00%, 7/20/50 (e)	1,059,375
1,000,000	4.50%, 7/20/50 (e)	1,067,969
	Ginnie Mae II Pool
488,950	4.50%, 2/20/48	529,019
566,005	4.50%, 5/20/48	608,106
696,204	4.50%, 8/20/48	746,304
153,477	5.00%, 8/20/48	166,891
2,468,951	4.50%, 9/20/48	2,652,604
908,375	5.00%, 10/20/48	983,914
587,709	5.00%, 11/20/48	639,077
386,581	5.00%, 12/20/48	422,008
967,487	5.00%, 1/20/49	1,051,460
749,213	4.00%, 2/20/49	796,534
25,597	4.50%, 3/20/49	27,437
611,753	5.00%, 3/20/49	668,741
743,195	4.00%, 5/20/49	788,135
34,257	4.50%, 5/20/49	36,974
340,105	5.00%, 5/20/49	370,448
		16,825,621
	TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $37,138,208)	37,686,427
	ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 6.7%
161,729	ACIS CLO 2014-4 Ltd., 2.11%, (3 Month US Libor + 1.42%), 5/1/26 (a),(b)	160,933
1,500,000	ASSURANT CLO II LTD., 2.18%, (3 Month US Libor + 1.04%), 4/20/31 (a),(b)	1,453,008
371,790	Catamaran CLO 2013-1 Ltd., 1.84%, (3 Month US Libor + 0.85%), 1/27/28 (a),(b)	365,604
350,000	CBAM 2018-5 Ltd., 2.15%, (3 Month US Libor + 1.02%), 4/17/31 (a),(b)	340,890
600,000	Elmwood CLO IV Ltd., 2.42% , (3 Month US Libor + 1.24%), 4/15/33 (a),(b)	585,613

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 6.7% (Continued)
$95,860	Harben Finance 2017-1 PLC, 1.06%, (3 Month GBP Libor + 0.80%), 8/20/56 (a)	$117,798
688,468	Kentucky Higher Education Student Loan Corp., 0.77%, (1 Month US Libor + 0.60%), 9/1/28 (a)	675,346
126,484	London Wall Mortgage Capital PLC, 1.14%, (3 Month GBP Libor + 0.85%), 11/15/49 (a)	154,246
416,736	OCP CLO 2015-10 Ltd., 1.81%, (3 Month US Libor + 0.82%), 10/26/27 (a),(b)	413,299
277,644	PHEAA Student Loan Trust 2012-1, 0.73%, (1 Month US Libor + 0.55%), 5/25/57 (a),(b)	264,699
37,007	Scholar Funding Trust 2010-A, 1.64%, (3 Month US Libor + 0.75%), 10/28/41 (a),(b)	35,557
1,550,000	TICP CLO X Ltd., 2.14%, (3 Month US Libor + 1.00%), 4/20/31 (a),(b)	1,512,289
63,690	Wells Fargo Mortgage Backed Securities 2019-3 Trust, 3.50%, 7/25/49 (a),(b)	65,448
	TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $6,316,889)	6,144,730
	MUNICIPAL BONDS - 1.6%
480,000	City of Chicago, 7.75%, 1/1/42	629,270
160,000	Metropolitan Transportation Authority, 5.18%, 11/15/49	186,643
25,000	New Jersey Turnpike Authority, 7.10%, 1/1/41	41,305
175,000	State of California, 7.60%, 11/1/40	321,260
325,000	State of Illinois, 5.10%, 6/1/33 (f)	329,696
	TOTAL MUNICIPAL BONDS (Cost - $1,366,168)	1,508,174
Shares/ Principal		Fair Value
	SOVEREIGN DEBTS - 1.6%
$200,000	Colombia Government International Bond, 3.00%, 1/30/30		$198,102
	Mexico Government International Bond
100,000	1.63%, 4/8/26	EUR	109,226
290,000	3.25%, 4/16/30		287,390
520,000	Perusahaan Penerbit SBSN Indonesia III, 4.55%, 3/29/26 (d)		574,787
10,000	Peruvian Government International Bond, 2.78%, 1/23/31		10,665
200,000	Qatar Government International Bond, 4.50%, 4/23/28 (b)		235,688
70,000	Romanian Government International Bond, 2.00%, 1/28/32 (b)	EUR	73,247
	TOTAL SOVEREIGN DEBTS (Cost - $1,412,989)		1,489,105
	SHORT-TERM INVESTMENTS - 23.7%
	MONEY MARKET FUNDS - 23.7%
21,767,770	Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.10% (g) (Cost - $21,767,770)		21,767,770
	TOTAL INVESTMENTS - 122.2% (Cost - $107,829,334)		$112,117,098
	OTHER ASSETS LESS LIABILITIES - NET (22.2)%		(20,394,722)
	TOTAL NET ASSETS - 100.0%		$91,722,376

†  Represents less than 0.05%.

(a)  Variable rate security. The rate shown is the rate in effect at period end.

(b)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2020, these securities amounted to $11,692,555 or 12.7% of net assets.

(c)  Step coupon.

(d)  All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(f)  Sinking bond security.

(g)  The rate shown is the annualized seven-day yield at period end.

CLO - Collateralized Loan Obligation

CMT - Treasury Constant Maturity Rate

EUR - EURO

Libor - London Interbank Offer Rate

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Holdings by Asset Class	% of Net Assets
Corporate Bonds and Notes	47.5%
Agency Mortgage Backed Securities	41.1%
Money Market Funds	23.7%
Asset Backed and Commercial Backed Securities	6.7%
Municipal Bonds	1.6%
Sovereign Debts	1.6%
Other Assets less Liabilities - Net	(22.2)%
100.0%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 10 Year Note Future	Credit Suisse	16	9/21/2020	$2,226,750	$3,703
U.S. 2 Year Note Future	Credit Suisse	10	9/30/2020	2,208,281	511
U.S. Long Bond Future	Credit Suisse	6	9/21/2020	1,071,375	30,530
U.S. Ultra Bond Future	Credit Suisse	37	9/21/2020	8,071,781	5,804
					40,548
SHORT FUTURES CONTRACTS
U.S. 10 Year Ultra Future	Credit Suisse	7	9/21/2020	1,102,391	(12,560)
U.S. 5 Year Note Future	Credit Suisse	19	9/30/2020	2,389,102	(3,016)
					(15,576)
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$24,972

INTEREST RATE SWAPTIONS WRITTEN
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount		Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
Bank of America	Put - IRO EUR 10 Year	Receives 6 Month Euribor	Pays 0.26%	08/28/20	340,000	EUR	$(1,001)	$(6,114)	$5,113
JP Morgan Chase Bank	Put - IRS SWAPTION	Receives 6 Month Euribor	Pays 0.35%	08/13/20	990,000	EUR	(2,220)	(2,610)	390
Bank of America	Put - IRS SWAPTION	Receives 6 Month Euribor	Pays 0.35%	08/13/20	990,000	EUR	(2,220)	(2,470)	250
JP Morgan Chase Bank	Call - IRS SWAPTION	Pays 6 Month BP Libor	Receives 0.35%	10/02/20	310,000	GBP	(3,750)	(3,473)	(277)
JP Morgan Chase Bank	Call - IRS SWAPTION	Pays 6 Month BP Libor	Receives 0.35%	10/02/20	710,000	GBP	(8,590)	(6,439)	(2,151)
Bank of America	Call - IRS SWAPTION	Pays 6 Month BP Libor	Receives 0.35%	10/21/20	520,000	GBP	(6,940)	(5,384)	(1,556)
JP Morgan Chase Bank	Call - IRS SWAPTION	Pays 6 Month BP Libor	Receives 0.34%	08/13/20	300,000	GBP	(2,240)	(1,806)	(434)
JP Morgan Chase Bank	Call - IRS SWAPTION	Pays 6 Month BP Libor	Receives 0.34%	08/13/20	220,000	GBP	(1,643)	(1,345)	(298)
JP Morgan Chase Bank	Put - IRS SWAPTION	Receives 6 Month Euribor	Pays 0.15%	09/28/20	720,000	EUR	(353)	(1,433)	1,080
JP Morgan Chase Bank	Call - IRS SWAPTION	Receives 6 Month Euribor	Pays 0.35%	09/28/20	720,000	EUR	(1,901)	(1,517)	(384)
JP Morgan Chase Bank	Put - IRS SWAPTION	Receives 6 Month Euribor	Pays 0.15%	09/28/20	460,000	EUR	(225)	(859)	634
JP Morgan Chase Bank	Call - IRS SWAPTION	Receives 6 Month Euribor	Pays 0.35%	09/28/20	460,000	EUR	(1,214)	(870)	(344)
TOTAL NET UNREALIZED APPRECIATION ON WRITTEN INTEREST RATE SWAPTIONS								$(34,320)	$2,023

*  The Fund may receive or pay a variable rate.

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

INTEREST RATE SWAPS
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse	Quarterly	0.50%	3 Month US Libor	09/16/22	5,620,000	$33,026	$27,361	$5,665
Credit Suisse	Semi-Annually	0.50%	3 Month Canadian Dollar Offered Rate	09/16/23	5,810,000 CAD	(19,822)	(24,203)	4,381
Credit Suisse	Quarterly	3 Month US Libor	0.50%	09/16/23	3,110,000	(24,916)	(18,610)	(6,306)
Credit Suisse	Semi-Annually	0.84%	3 Month Canadian Dollar Offered Rate	06/24/24	3,320,000 CAD	—	1,465	(1,465)
Credit Suisse	Quarterly	3 Month US Libor	1 Month US Libor	07/25/24	1,900,000	331	38	293
Credit Suisse	Semi-Annually	0.55%	6 Month Australian Bill	05/16/25	2,990,000 AUD	1,173	(1,815)	2,988
Credit Suisse	Semi-Annually	6 Month Euribor	-0.31%	05/19/25	2,210,000 EUR	(2,266)	2,001	(4,267)
Credit Suisse	Yearly	0.27%	Sterling Overnight Interbank Average Rate	06/17/25	1,310,000 GBP	21,969	8,851	13,118
Credit Suisse	Yearly	0.03%	Sterling Overnight Interbank Average Rate	06/17/25	990,000 GBP	2,036	(2,325)	4,361
Credit Suisse	Semi-Annually	0.50%	6 Month Norway Ibor	09/16/25	2,080,000 NOK	(1,870)	(2,022)	152
Credit Suisse	Semi-Annually	6 Month GBP Libor	1.00%	09/16/25	190,000 GBP	(8,968)	(8,862)	(106)
Credit Suisse	Semi-Annually	1.25%	6 Month Australian Bill	09/16/27	1,140,000 AUD	32,961	30,276	2,685
Credit Suisse	Semi-Annually	6 Month Euribor	-0.31%	09/16/27	1,080,000 EUR	(24,208)	(25,217)	1,009
Credit Suisse	Semi-Annually	6 Month GBP Libor	1.00%	09/16/27	680,000 GBP	(41,718)	(33,440)	(8,278)
Credit Suisse	Semi-Annually	-0.05%	6 Month CHF Libor	09/16/27	1,130,000 CHF	(6,149)	(6,372)	223
Credit Suisse	Semi-Annually	1.00%	6 Month Australian Bill	04/26/28	1,500,000 AUD	3,030	(3,132)	6,162
Credit Suisse	Semi-Annually	6 Month GBP Libor	0.50%	03/10/30	770,000 GBP	(819)	10,436	(11,255)
Credit Suisse	Yearly	Sterling Overnight Interbank Average Rate	0.57%	03/18/30	390,000 GBP	(22,627)	1,717	(24,344)
Credit Suisse	Quarterly	0.98%	3 Month US Libor	05/21/30	1,190,000	1,886	1,596	290
Credit Suisse	Yearly	Sterling Overnight Interbank Average Rate	0.31%	06/17/30	650,000 GBP	(15,766)	(4,675)	(11,091)
Credit Suisse	Semi-Annually	-0.50%	6 Month CHF Libor	06/17/30	860,000 CHF	(18,801)	(10,154)	(8,647)
Credit Suisse	Semi-Annually	3 Month Canadian Dollar Offered Rate	1.14%	06/24/30	710,000 CAD	—	(789)	789
Credit Suisse	Semi-Annually	6 Month Euribor	0.25%	09/16/30	880,000 EUR	(42,724)	(38,438)	(4,286)
Credit Suisse	Semi-Annually	1.50%	6 Month Australian Bill	09/16/30	760,000 AUD	30,390	21,320	9,070
Credit Suisse	Semi-Annually	0.75%	6 Month Norway Ibor	09/16/30	2,390,000 NOK	(4,075)	(2,808)	(1,267)
Credit Suisse	Semi-Annually	6 Month GBP Libor	1.00%	09/16/30	180,000 GBP	(13,921)	(12,802)	(1,119)
Credit Suisse	Quarterly	3 Month US Libor	1.16%	05/21/35	1,270,000	(956)	(873)	(83)
Credit Suisse	Yearly	Sterling Overnight Interbank Average Rate	0.40%	06/17/40	300,000 GBP	(15,436)	(15,364)	(72)
Credit Suisse	Semi-Annually	1.75%	3 Month Canadian Dollar Offered Rate	06/17/50	290,000 CAD	21,067	11,539	9,528
Credit Suisse	Semi-Annually	6 Month Euribor	0.50%	09/16/50	40,000 EUR	(6,365)	(6,080)	(285)
Credit Suisse	Quarterly	3 Month US Libor	0.75%	09/16/50	150,000	7,004	13,433	(6,429)
TOTAL NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPS							$(87,948)	$(28,586)

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

CREDIT DEFAULT SWAPS
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse	CD CDXIG528	Quarterly	Buy	1.00%	—	06/20/22	2,225,000	$7,317	$30,246	$(22,929)
Credit Suisse	CDX.NA.IG.34-V1	Quarterly	Buy	1.00%	—	06/20/23	2,425,000	26,881	30,809	(3,928)
Credit Suisse	CD BA	Quarterly	Buy	1.00%	—	06/20/24	100,000	(5,251)	1,903	(7,154)
Credit Suisse	CD PRU	Quarterly	Buy	1.00%	—	06/20/24	175,000	3,959	2,503	1,456
Credit Suisse	CD INDON	Quarterly	Buy	1.00%	—	06/20/24	550,000	(1,084)	2,824	(3,908)
Credit Suisse	CD GE	Quarterly	Buy	1.00%	—	06/20/24	225,000	(4,870)	(2,403)	(2,467)
Credit Suisse	CD RUSSIA	Quarterly	Buy	1.00%	—	12/20/24	70,000	(10)	(503)	493
Credit Suisse	CD GE	Quarterly	Buy	1.00%	—	12/20/24	125,000	(3,545)	(1,783)	(1,762)
TOTAL NET UNREALIZED DEPRECIATION ON CREDIT DEFAULT SWAPS									$63,596	$(40,199)

FORWARD FOREIGN CURRENCY CONTRACTS
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
07/15/20	Morgan Stanley	351,763	USD	282,486	GBP	$2,690
08/12/20	Morgan Stanley	107,616	USD	99,093	EUR	(3,786)
09/16/20	Morgan Stanley	295,953	AUD	206,834	USD	(3,020)
09/16/20	Morgan Stanley	901,646	AUD	630,228	USD	(9,291)
09/16/20	Morgan Stanley	528,017	CAD	393,000	USD	(5,265)
09/16/20	Morgan Stanley	994,293	CAD	733,000	USD	(2,867)
09/16/20	Morgan Stanley	413,453	CHF	433,143	USD	4,193
09/16/20	Morgan Stanley	347,000	EUR	374,191	CHF	(5,401)
09/16/20	Morgan Stanley	542,445	EUR	617,409	USD	(7,111)
09/16/20	Morgan Stanley	198,754	GBP	252,445	USD	(6,754)
09/16/20	Morgan Stanley	31,901,693	JPY	296,002	USD	5
09/16/20	Morgan Stanley	3,559,717	NOK	383,797	USD	(14,693)
09/16/20	Morgan Stanley	1,292,340	NOK	138,499	USD	(4,497)
09/16/20	Morgan Stanley	146,596	NZD	95,703	USD	(1,336)
09/16/20	Morgan Stanley	3,616,261	SEK	347,000	EUR	(1,888)
09/16/20	Morgan Stanley	100,283	USD	145,000	AUD	426
09/16/20	Morgan Stanley	1,127,495	USD	1,510,815	CAD	18,068
09/16/20	Morgan Stanley	686	USD	602	EUR	8
09/16/20	Morgan Stanley	400,383	USD	316,152	GBP	9,571
09/16/20	Morgan Stanley	1,189,402	USD	939,266	GBP	28,326
09/16/20	Morgan Stanley	58,821	USD	46,582	GBP	1,239
09/16/20	Morgan Stanley	20,223	USD	31,412	NZD	3
09/16/20	Morgan Stanley	100,356	USD	156,000	NZD	(64)
09/16/20	Morgan Stanley	222,013	USD	2,052,676	SEK	1,481
TOTAL NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$37

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - Pound Sterling

JPY   - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited)

June 30, 2020

Shares/ Principal		Fair Value
	COMMON STOCKS - 98.9%
	AEROSPACE & DEFENSE - 1.4%
74	Hexcel Corp.	$3,346
484	Lockheed Martin Corp.	176,621
969	Raytheon Technologies Corp.	59,710
358	Teledyne Technologies, Inc.*	111,320
		350,997
	AIR FREIGHT & LOGISTICS - 0.5%
3,615	Deutsche Post AG*	132,159
	AIRLINES - 0.2%
278	Copa Holdings SA, Class A	14,055
860	Southwest Airlines Co.	29,395
		43,450
	AUTO COMPONENTS - 0.1%
1,600	Sumitomo Electric Industries Ltd.	18,383
	AUTOMOBILES - 0.9%
4,830	General Motors Co.	122,199
4,100	Subaru Corp.	85,185
		207,384
	BANKS - 3.8%
3,994	Banco Santander SA	9,754
9,616	Bank of America Corp.	228,380
3,906	Citigroup, Inc.	199,597
955	Citizens Financial Group, Inc.	24,104
1,170	First Hawaiian, Inc.	20,171
67,910	Intesa Sanpaolo SpA*	129,939
7,651	Lloyds Banking Group PLC	2,947
900	Royal Bank of Canada	60,866
543	Signature Bank	58,057
2,751	Wells Fargo & Co.	70,426
3,181	Western Alliance Bancorp	120,464
		924,705
	BEVERAGES - 1.5%
4,920	Diageo PLC	163,012
2,805	Monster Beverage Corp.*	194,443
		357,455
	BIOTECHNOLOGY - 4.0%
1,868	AbbVie, Inc.	183,400
498	Alexion Pharmaceuticals, Inc.*	55,896
562	Biogen, Inc.*	150,363
292	CSL Ltd.	57,699
419	Galapagos NV*	82,378
2,235	Gilead Sciences, Inc.	171,961
141	Neurocrine Biosciences, Inc.*	17,202
69	Regeneron Pharmaceuticals, Inc.*	43,032
295	Sarepta Therapeutics, Inc.*	47,300
515	Vertex Pharmaceuticals, Inc.*	149,510
		958,741
Shares/ Principal		Fair Value
	BUILDING PRODUCTS - 0.8%
3,082	Johnson Controls International PLC	$105,219
1,895	Masco Corp.	95,148
		200,367
	CAPITAL MARKETS - 3.3%
815	ASX Ltd.	47,909
2,639	Charles Schwab Corp. (The)	89,040
832	CME Group, Inc.	135,233
944	Deutsche Boerse AG	170,754
33	Euronext NV (a)	3,308
1,144	Interactive Brokers Group, Inc., Class A	47,785
441	Magellan Financial Group Ltd.	17,613
8	MarketAxess Holdings, Inc.	4,007
699	S&P Global, Inc.	230,307
9,000	Singapore Exchange Ltd.	53,805
		799,761
	CHEMICALS - 1.4%
4,346	Axalta Coating Systems Ltd.*	98,002
471	Corteva, Inc.	12,618
392	Dow, Inc.	15,978
358	Sherwin-Williams Co. (The)	206,871
208	Yara International ASA	7,199
		340,668
	COMMERCIAL SERVICES & SUPPLIES - 0.3%
1,151	Brambles Ltd.	8,614
1,200	Dai Nippon Printing Co. Ltd.	27,463
5,144	Rentokil Initial PLC	32,390
100	Secom Co. Ltd.	8,734
		77,201
	COMMUNICATIONS EQUIPMENT - 0.2%
75	Arista Networks, Inc.*	15,752
919	Cisco Systems, Inc.	42,862
		58,614
	CONSTRUCTION & ENGINEERING - 0.3%
2,055	ACS Actividades de Construccion y Servicios SA	51,793
311	Bouygues SA*	10,622
		62,415
	CONSUMER FINANCE - 0.5%
2,364	Ally Financial, Inc.	46,878
2,883	Synchrony Financial	63,887
		110,765
	CONTAINERS & PACKAGING - 0.5%
8,642	Amcor PLC	88,235
2,900	Toyo Seikan Group Holdings Ltd.	32,687
		120,922

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	DIVERSIFIED CONSUMER SERVICES - 0.0%†
400	Benesse Holdings, Inc.	$10,715
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
723	Equitable Holdings, Inc.	13,947
7,500	ORIX Corp.	92,355
2,764	Voya Financial, Inc.	128,941
		235,243
	DIVERSIFIED TELECOMMUNICATION - 0.9%
135	Cellnex Telecom SA*,(a)	8,224
6,105	CenturyLink, Inc.	61,233
2,851	Liberty Global PLC, Class C*	61,325
3,300	Nippon Telegraph & Telephone Corp.	76,945
		207,727
	ELECTRIC UTILITIES - 0.9%
500	CLP Holdings Ltd.	4,903
14,534	Enel SpA	125,334
1,433	FirstEnergy Corp.	55,572
300	Kansai Electric Power Co., Inc. (The)	2,906
52	NextEra Energy, Inc.	12,489
400	Shikoku Electric Power Co., Inc.	2,947
1,114	SSE PLC	18,782
		222,933
	ELECTRICAL EQUIPMENT - 1.9%
368	AMETEK, Inc.	32,888
1,984	Legrand SA	150,680
1,717	Prysmian SpA	39,764
1,992	Schneider Electric SE	221,226
530	Signify NV*,(a)	13,685
		458,243
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
274	Arrow Electronics, Inc.*	18,821
2,400	Hitachi Ltd.	75,703
500	Macnica Fuji Electronics Holdings, Inc.	7,198
21,000	PAX Global Technology Ltd.	9,131
400	Tomen Devices Corp.	13,755
		124,608
	ENERGY EQUIPMENT & SERVICES - 0.2%
6,616	TechnipFMC PLC	45,253
	ENTERTAINMENT - 2.6%
7,700	DeNA Co. Ltd.	95,925
3,100	Konami Holdings Corp.	103,156
382	Netflix, Inc.*	173,825
995	Take-Two Interactive Software, Inc.*	138,872
12,870	Zynga, Inc., Class A*	122,780
		634,558
Shares/ Principal		Fair Value
	EQUITY REAL ESTATE INVESTMENT - 3.1%
119	American Tower Corp.	$30,766
619	Camden Property Trust	56,465
998	CoreSite Realty Corp.	120,818
134	CyrusOne, Inc.	9,748
92	Douglas Emmett, Inc.	2,821
242	Duke Realty Corp.	8,564
1,864	Equity LifeStyle Properties, Inc.	116,463
125	Extra Space Storage, Inc.	11,546
334	Healthcare Trust of America, Inc., Class A	8,858
5,474	Invitation Homes, Inc.	150,699
986	Lamar Advertising Co., Class A	65,825
1,500	Link REIT	12,261
467	SBA Communications Corp.	139,129
172	Sun Communities, Inc.	23,337
		757,300
	FOOD & STAPLES RETAILING - 2.7%
4,500	Alimentation Couche-Tard, Inc., Class B	140,650
663	Costco Wholesale Corp.	201,028
1,300	FamilyMart Co. Ltd.	22,280
1,782	Koninklijke Ahold Delhaize NV	48,555
3,400	Seven & i Holdings Co. Ltd.	110,933
1,060	Walmart, Inc.	126,967
		650,413
	FOOD PRODUCTS - 0.4%
451	Nestle SA	49,853
577	Orkla ASA	5,042
4,000	Tingyi Cayman Islands Holding Corp.	6,204
34,000	Uni-President China Holdings Ltd.	33,866
		94,965
	GAS UTILITIES - 0.0%†
479	Italgas SpA	2,781
	HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
186	Abbott Laboratories	17,006
187	Cooper Cos., Inc. (The)	53,041
40	DiaSorin SpA	7,655
2,292	Edwards Lifesciences Corp.*	158,400
400	Eiken Chemical Co. Ltd.	6,392
1,195	Fisher & Paykel Healthcare Corp. Ltd.	27,386
1,625	Getinge AB, Class B	30,157
885	Medtronic PLC	81,155
113	Quidel Corp.*	25,283
262	Sonova Holding AG*	52,392
196	West Pharmaceutical Services, Inc.	44,525
		503,392
	HEALTH CARE PROVIDERS & SERVICES - 2.4%
519	Anthem, Inc.	136,487
405	Cardinal Health, Inc.	21,137

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	HEALTH CARE PROVIDERS & SERVICES - 2.4% (Continued)
300	H.U. Group Holdings, Inc.	$7,066
227	Humana, Inc.	88,019
896	McKesson Corp.	137,464
4,941	Sonic Healthcare Ltd.	103,519
838	Universal Health Services, Inc., Class B	77,842
		571,534
	HEALTH CARE TECHNOLOGY - 0.2%
1,000	M3, Inc.	42,499
411	Pro Medicus Ltd.	7,487
		49,986
	HOTELS, RESTAURANTS & LEISURE - 1.1%
127	Chipotle Mexican Grill, Inc.*	133,650
329	Domino's Pizza, Inc.	121,546
10,000	NagaCorp Ltd.	11,573
100	Restaurant Brands International, Inc.	5,425
		272,194
	HOUSEHOLD DURABLES - 0.3%
838	DR Horton, Inc.	46,467
270	Lennar Corp., Class A	16,638
		63,105
	HOUSEHOLD PRODUCTS - 1.9%
128	Colgate-Palmolive Co.	9,377
2,874	Essity AB, Class B*	92,883
782	Henkel AG & Co. KGaA	72,794
2,461	Procter & Gamble Co. (The)	294,262
		469,316
	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.4%
3,360	AES Corp.	48,686
5,200	TransAlta Corp.	30,734
883	Vistra Corp.	16,442
		95,862
	INDUSTRIAL CONGLOMERATES - 0.7%
28,500	Fosun International Ltd.	36,257
19,106	General Electric Co.	130,494
		166,751
	INSURANCE - 2.5%
400	AIA Group Ltd.	3,731
913	American Financial Group, Inc.	57,939
737	Aon PLC, Class A	141,946
799	Athene Holding Ltd., Class A*	24,921
17,409	Aviva PLC	58,853
877	Brighthouse Financial, Inc.*	24,398
3,893	Fidelity National Financial, Inc.	119,359
6,769	Legal & General Group PLC	18,476
Shares/ Principal		Fair Value
	INSURANCE - 2.5% (Continued)
204	Lincoln National Corp.	$7,505
2,296	Poste Italiane SpA (a)	19,960
570	Reinsurance Group of America, Inc.	44,711
2,012	Unum Group	33,379
138	Zurich Insurance Group AG	48,672
		603,850
	INTERACTIVE MEDIA & SERVICES - 4.1%
214	Alphabet, Inc., Class A*	303,463
248	Alphabet, Inc., Class C*	350,575
1,443	Facebook, Inc., Class A*	327,662
		981,700
	INTERNET & DIRECT MARKETING RETAIL - 4.9%
319	Amazon.com, Inc.*	880,064
2,364	boohoo Group PLC*	12,034
2,946	eBay, Inc.	154,518
559	Etsy, Inc.*	59,383
261	HelloFresh SE*	13,895
7,187	Moneysupermarket.com Group PLC	28,736
4,000	Rakuten, Inc.	35,148
		1,183,778
	IT SERVICES - 6.0%
526	Alliance Data Systems Corp.	23,733
633	Black Knight, Inc.*	45,931
652	Capgemini SE	74,657
1,972	Cognizant Technology Solutions Corp., Class A	112,049
409	Fidelity National Information Services, Inc.	54,843
406	FleetCor Technologies, Inc.*	102,121
1,500	Fujitsu Ltd.	175,465
1,503	International Business Machines Corp.	181,517
200	Nomura Research Institute Ltd.	5,426
182	Okta, Inc.*	36,442
1,735	PayPal Holdings, Inc.*	302,289
5,100	TIS, Inc.	107,498
307	Twilio, Inc., Class A*	67,362
754	VeriSign, Inc.*	155,950
		1,445,283
	LEISURE PRODUCTS - 0.3%
700	BRP, Inc.	29,758
1,300	Sankyo Co. Ltd.	31,402
1,000	Sega Sammy Holdings, Inc.	11,957
		73,117
	LIFE SCIENCES TOOLS & SERVICES - 2.1%
27	Eurofins Scientific SE	16,940
341	Illumina, Inc.*	126,289
539	IQVIA Holdings, Inc.*	76,473
See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	LIFE SCIENCES TOOLS & SERVICES - 2.1% (Continued)
301	Lonza Group AG	$158,894
307	PerkinElmer, Inc.	30,114
345	Sartorius Stedim Biotech	87,185
13	Tecan Group AG	4,604
		500,499
	MACHINERY - 0.1%
182	Caterpillar, Inc.	23,023
500	Techtronic Industries Co. Ltd.	4,890
538	Volvo AB, Class B*	8,425
		36,338
	MEDIA - 1.3%
50	Charter Communications, Inc., Class A*	25,502
3,874	Comcast Corp., Class A	151,009
956	Liberty Broadband Corp., Class C*	118,506
342	Omnicom Group, Inc.	18,673
		313,690
	METALS & MINING - 2.9%
1,798	Anglo American PLC	41,531
3,160	BHP Group Ltd.	77,932
6,905	BHP Group PLC	141,151
300	Dowa Holdings Co. Ltd.	9,093
10,432	Evolution Mining Ltd.	40,724
5,891	Fortescue Metals Group Ltd.	56,175
500	Kirkland Lake Gold Ltd.	20,521
1,500	Mitsubishi Materials Corp.	31,631
837	Rio Tinto Ltd.	56,452
2,988	Rio Tinto PLC, ADR	167,866
28	Royal Gold, Inc.	3,481
1,100	Sumitomo Metal Mining Co. Ltd.	30,680
2,600	Yamana Gold, Inc.	14,088
		691,325
	MORTGAGE REAL ESTATE INVESTMENT - 0.1%
910	Starwood Property Trust, Inc.	13,614
	MULTILINE RETAIL - 1.0%
676	B&M European Value Retail SA	3,320
330	Dollar General Corp.	62,868
200	Izumi Co. Ltd.	6,322
1,493	Target Corp.	179,056
		251,566
	MULTI-UTILITIES - 1.2%
548	Consolidated Edison, Inc.	39,418
1,027	DTE Energy Co.	110,402
2,619	Public Service Enterprise Group, Inc.	128,750
		278,570
Shares/ Principal		Fair Value
	OIL, GAS & CONSUMABLE FUELS - 1.8%
200	Canadian Natural Resources Ltd.	$3,458
373	Chevron Corp.	33,283
963	ConocoPhillips	40,465
804	Eni SpA	7,667
2,596	EOG Resources, Inc.	131,513
395	Marathon Petroleum Corp.	14,765
180	OMV AG*	6,017
109	Phillips 66	7,837
118	Pioneer Natural Resources Co.	11,529
17,400	Santos Ltd.	63,493
2,500	TC Energy Corp.	106,461
		426,488
	PERSONAL PRODUCTS - 0.1%
460	Unilever PLC, ADR	25,245
	PHARMACEUTICALS - 5.5%
8,100	Astellas Pharma, Inc.	135,106
610	AstraZeneca PLC, ADR	32,263
1,800	Chugai Pharmaceutical Co. Ltd.	96,186
1,079	Horizon Therapeutics PLC*	59,971
200	Kaken Pharmaceutical Co. Ltd.	10,215
1,806	Merck & Co., Inc.	139,658
1,719	Novartis AG	149,522
2,623	Novo Nordisk A/S, Class B	169,729
619	Roche Holding AG	214,499
167	Roche Holding AG	57,279
700	Santen Pharmaceutical Co. Ltd.	12,867
500	Sawai Pharmaceutical Co. Ltd.	25,676
1,100	Shionogi & Co. Ltd.	68,823
4,100	Takeda Pharmaceutical Co. Ltd.	146,237
		1,318,031
	PROFESSIONAL SERVICES - 1.2%
79	CoStar Group, Inc.*	56,143
1,380	Experian PLC	48,068
589	IHS Markit Ltd.	44,469
2,037	RELX PLC	47,066
1,090	TransUnion	94,874
		290,620
	REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%†
500	Sun Hung Kai Properties Ltd.	6,384
	ROAD & RAIL - 1.5%
15,986	Aurizon Holdings Ltd.	54,151
1,711	Lyft, Inc., Class A*	56,480
73	Norfolk Southern Corp.	12,817
219	Old Dominion Freight Line, Inc.	37,140
1,179	Union Pacific Corp.	199,334
		359,922

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
846	Analog Devices, Inc.	$103,754
1,205	Applied Materials, Inc.	72,842
881	ASM International NV	136,105
492	ASML Holding NV	180,642
545	BE Semiconductor Industries NV	24,270
480	Dialog Semiconductor PLC*	21,893
328	Lam Research Corp.	106,095
700	Megachips Corp.	13,535
609	NVIDIA Corp.	231,365
1,062	QUALCOMM, Inc.	96,865
39	Siltronic AG	3,976
2,021	STMicroelectronics NV	54,977
100	Tokyo Electron Ltd.	24,508
1,400	Towa Corp.	15,118
		1,085,945
	SOFTWARE - 5.4%
316	Adobe, Inc.*	137,558
483	DocuSign, Inc.*	83,177
383	Fortinet, Inc.*	52,574
4,197	Microsoft Corp.	854,132
161	RingCentral, Inc., Class A*	45,887
220	ServiceNow, Inc.*	89,113
120	Workday, Inc., Class A*	22,483
77	Zoom Video Communications, Inc., Class A*	19,523
112	Zscaler, Inc.*	12,264
		1,316,711
	SPECIALTY RETAIL - 2.3%
40	AutoZone, Inc.*	45,125
340	Best Buy Co., Inc.	29,672
100	Hikari Tsushin, Inc.	22,756
1,069	Home Depot, Inc. (The)	267,795
1,100	K's Holdings Corp.	14,968
442	Lowe's Cos., Inc.	59,723
500	Nitori Holdings Co. Ltd.	97,905
700	Shimachu Co. Ltd.	19,413
		557,357
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.7%
3,115	Apple, Inc.	1,136,352
200	FUJIFILM Holdings Corp.	8,546
		1,144,898
	TEXTILES, APPAREL & LUXURY GOODS - 0.0%†
5	Kering SA	2,719
Shares/ Principal		Fair Value
	THRIFTS & MORTGAGE FINANCE - 0.0%†
4,181	Genworth Mortgage Insurance Australia Ltd.	$5,959
1,030	Paragon Banking Group PLC	4,454
		10,413
	TOBACCO - 1.3%
2,490	British American Tobacco PLC	95,514
4,825	Imperial Brands PLC	91,722
1,700	Swedish Match AB	119,517
		306,753
	WIRELESS TELECOMMUNICATION SERVICES - 1.1%
2,800	KDDI Corp.	83,934
2,900	NTT DOCOMO, Inc.	77,470
5,900	Softbank Corp.	75,196
2,110	Vodafone Group PLC, ADR	33,633
		270,233
	TOTAL COMMON STOCKS (Cost - $21,311,514)	23,895,915
	RIGHTS - 0.0%†
2,055 ACS Actividades de Construccion y	Servicios SA, expires 7/7/20* (Cost - $3,214)	3,205
	SHORT-TERM INVESTMENTS - 0.0%†
	MONEY MARKET FUNDS - 0.0%†
2,660 Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class,	0.10% (b) (Cost - $2,660)	2,660
	TOTAL INVESTMENTS - 98.9% (Cost - $21,317,388)	$23,901,780
	OTHER ASSETS LESS LIABILITIES - NET 1.1%	254,942
	TOTAL NET ASSETS - 100.0%	$24,156,722

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2020, these securities amounted to $45,177 or 0.2% of net assets.

(b)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Holdings by Asset Class	% of Net Assets
Common Stocks	98.9%
Money Market Funds	0.0%^
Rights	0.0%^
Other Assets less Liabilities - Net	1.1%
100.0%

^  Represents less than 0.05%

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Portfolio of Investments (Unaudited)

June 30, 2020

Shares/ Principal		Fair Value
	COMMON STOCKS - 99.4%
	AEROSPACE & DEFENSE - 1.4%
3,271	Lockheed Martin Corp.	$1,193,653
	BANKS - 0.8%
11,272	Bank of America Corp.	267,710
7,237	Citigroup, Inc.	369,811
1,364	Western Alliance Bancorp	51,654
		689,175
	BEVERAGES - 0.9%
11,629	Monster Beverage Corp.*	806,122
	BIOTECHNOLOGY - 5.5%
13,354	AbbVie, Inc.	1,311,096
1,358	ACADIA Pharmaceuticals, Inc.*	65,822
741	Acceleron Pharma, Inc.*	70,595
2,925	Alexion Pharmaceuticals, Inc.*	328,302
2,773	Biogen, Inc.*	741,916
6,241	Exelixis, Inc.*	148,161
622	Global Blood Therapeutics, Inc.*	39,267
2,325	Neurocrine Biosciences, Inc.*	283,650
1,674	Sarepta Therapeutics, Inc.*	268,409
2,511	Seattle Genetics, Inc.*	426,669
3,754	Vertex Pharmaceuticals, Inc.*	1,089,824
		4,773,711
	BUILDING PRODUCTS - 0.3%
936	Allegion PLC	95,678
3,083	Masco Corp.	154,797
		250,475
	CAPITAL MARKETS - 1.5%
539	CME Group, Inc.	87,609
1,836	Interactive Brokers Group, Inc., Class A	76,690
423	MarketAxess Holdings, Inc.	211,889
2,834	S&P Global, Inc.	933,746
		1,309,934
	CHEMICALS - 1.7%
19,525	Axalta Coating Systems Ltd.*	440,289
204	NewMarket Corp.	81,698
1,627	Sherwin-Williams Co. (The)	940,162
		1,462,149
	COMMERCIAL SERVICES & SUPPLIES - 0.2%
2,504	Copart, Inc.*	208,508
	COMMUNICATIONS EQUIPMENT - 0.9%
2,813	Arista Networks, Inc.*	590,814
2,602	Lumentum Holdings, Inc.*	211,881
		802,695
	CONTAINERS & PACKAGING - 0.0%†
2,477	Amcor PLC	25,290
Shares/ Principal		Fair Value
	DIVERSIFIED CONSUMER SERVICES - 0.0%†
492	ServiceMaster Global Holdings, Inc.*	$17,559
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
10,719	Voya Financial, Inc.	500,041
	DIVERSIFIED TELECOMMUNICATION - 0.2%
9,119	Liberty Global PLC, Class C*	196,150
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
852	Arrow Electronics, Inc.*	58,524
869	Jabil, Inc.	27,877
		86,401
	ENERGY EQUIPMENT & SERVICES - 0.0%†
2,163	TechnipFMC PLC	14,795
	ENTERTAINMENT - 3.4%
2,970	Netflix, Inc.*	1,351,469
805	Spotify Technology SA*	207,843
5,257	Take-Two Interactive Software, Inc.*	733,720
72,106	Zynga, Inc., Class A*	687,891
		2,980,923
	EQUITY REAL ESTATE INVESTMENT - 3.4%
1,794	American Tower Corp.	463,821
795	Camden Property Trust	72,520
4,832	CoreSite Realty Corp.	584,962
6,458	Equity LifeStyle Properties, Inc.	403,496
924	Extra Space Storage, Inc.	85,350
709	First Industrial Realty Trust, Inc.	27,254
23,020	Invitation Homes, Inc.	633,740
2,340	SBA Communications Corp.	697,133
		2,968,276
	FOOD & STAPLES RETAILING - 1.7%
285	Casey's General Stores, Inc.	42,613
4,491	Costco Wholesale Corp.	1,361,716
1,336	Sprouts Farmers Market, Inc.*	34,189
		1,438,518
	FOOD PRODUCTS - 0.1%
1,232	TreeHouse Foods, Inc.*	53,962
	HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
1,678	Cooper Cos., Inc. (The)	475,948
318	DexCom, Inc.*	128,917
11,848	Edwards Lifesciences Corp.*	818,815
550	Haemonetics Corp.*	49,258
1,497	Quidel Corp.*	334,939
1,034	West Pharmaceutical Services, Inc.	234,894
		2,042,771

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	HEALTH CARE PROVIDERS & SERVICES - 3.2%
1,489	Anthem, Inc.	$391,577
2,141	Cardinal Health, Inc.	111,739
1,942	Humana, Inc.	753,011
4,944	McKesson Corp.	758,508
1,755	UnitedHealth Group, Inc.	517,637
2,784	Universal Health Services, Inc., Class B	258,606
		2,791,078
	HOTELS, RESTAURANTS & LEISURE - 1.5%
563	Chipotle Mexican Grill, Inc.*	592,479
1,974	Domino's Pizza, Inc.	729,274
		1,321,753
	INSURANCE - 1.2%
3,589	Aon PLC, Class A	691,242
1,248	Brighthouse Financial, Inc.*	34,719
8,391	Fidelity National Financial, Inc.	257,268
553	Primerica, Inc.	64,480
		1,047,709
	INTERACTIVE MEDIA & SERVICES - 9.1%
1,135	Alphabet, Inc., Class A*	1,609,487
1,908	Alphabet, Inc., Class C*	2,697,168
15,892	Facebook, Inc., Class A*	3,608,596
		7,915,251
	INTERNET & DIRECT MARKETING RETAIL - 9.2%
2,454	Amazon.com, Inc.*	6,770,144
16,818	eBay, Inc.	882,104
3,324	Etsy, Inc.*	353,109
		8,005,357
	IT SERVICES - 8.4%
4,108	Alliance Data Systems Corp.	185,353
6,322	Black Knight, Inc.*	458,724
11,825	Cognizant Technology Solutions Corp., Class A	671,896
518	Euronet Worldwide, Inc.*	49,635
2,248	FleetCor Technologies, Inc.*	565,439
910	Gartner, Inc.*	110,410
2,350	Mastercard, Inc., Class A	694,895
1,055	Okta, Inc.*	211,243
10,781	PayPal Holdings, Inc.*	1,878,374
835	Square, Inc., Class A*	87,625
3,536	VeriSign, Inc.*	731,351
5,756	Visa, Inc., Class A	1,111,887
26,093	Western Union Co. (The)	564,131
		7,320,963
	LIFE SCIENCES TOOLS & SERVICES - 1.4%
2,653	Illumina, Inc.*	982,538
403	IQVIA Holdings, Inc.*	57,178
1,344	PerkinElmer, Inc.	131,833
		1,171,549
Shares/ Principal		Fair Value
	MEDIA - 0.5%
87	Cable One, Inc.	$154,412
2,065	Liberty Broadband Corp., Class C*	255,977
		410,389
	MORTGAGE REAL ESTATE INVESTMENT - 0.1%
4,964	Starwood Property Trust, Inc.	74,261
	MULTILINE RETAIL - 0.7%
5,033	Target Corp.	603,608
	MULTI-UTILITIES - 0.3%
2,388	Consolidated Edison, Inc.	171,769
2,057	Public Service Enterprise Group, Inc.	101,122
		272,891
	PERSONAL PRODUCTS - 0.1%
1,845	Herbalife Nutrition Ltd.*	82,988
	PHARMACEUTICALS - 0.5%
3,432	Horizon Therapeutics PLC*	190,751
247	Jazz Pharmaceuticals PLC*	27,254
2,901	Merck & Co., Inc.	224,334
		442,339
	PROFESSIONAL SERVICES - 1.3%
4,517	CoreLogic, Inc.	303,633
5,403	IHS Markit Ltd.	407,926
4,626	TransUnion	402,647
		1,114,206
	ROAD & RAIL - 0.6%
2,743	Old Dominion Freight Line, Inc.	465,186
131	Union Pacific Corp.	22,148
		487,334
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.2%
3,343	Analog Devices, Inc.	409,986
4,066	Applied Materials, Inc.	245,790
1,802	Inphi Corp.*	211,735
1,415	Lam Research Corp.	457,696
813	Microchip Technology, Inc.	85,617
455	Monolithic Power Systems, Inc.	107,835
4,713	NVIDIA Corp.	1,790,516
11,444	QUALCOMM, Inc.	1,043,807
1,128	Universal Display Corp.	168,771
		4,521,753
	SOFTWARE - 17.1%
4,360	Adobe, Inc.*	1,897,952
5,494	Anaplan, Inc.*	248,933
914	Cadence Design Systems, Inc.*	87,707
4,608	DocuSign, Inc.*	793,544
11,936	Dropbox, Inc., Class A*	259,847

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	SOFTWARE - 17.1% (Continued)
2,337	Fortinet, Inc.*	$320,800
40,010	Microsoft Corp.	8,142,435
800	Proofpoint, Inc.*	88,896
2,023	RingCentral, Inc., Class A*	576,575
180	salesforce.com, Inc.*	33,719
2,755	ServiceNow, Inc.*	1,115,940
3,538	Workday, Inc., Class A*	662,880
1,870	Zoom Video Communications, Inc., Class A*	474,120
968	Zscaler, Inc.*	105,996
		14,809,344
	SPECIALTY RETAIL - 3.6%
349	AutoZone, Inc.*	393,714
5,858	Home Depot, Inc. (The)	1,467,488
9,451	Lowe's Cos., Inc.	1,277,019
		3,138,221
Shares/ Principal		Fair Value
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 10.3%
23,614	Apple, Inc.	$8,614,387
5,460	NetApp, Inc.	242,260
3,799	Pure Storage, Inc., Class A*	65,837
		8,922,484
	TOTAL COMMON STOCKS (Cost - $64,875,836)	86,274,586
	SHORT-TERM INVESTMENTS - 0.7%
	MONEY MARKET FUNDS - 0.7%
586,268	Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.10% (a) (Cost - $586,268)	586,268
	TOTAL INVESTMENTS - 100.1% (Cost - $65,462,104)	$86,860,854
	OTHER ASSETS LESS LIABILITIES - NET (0.1)%	(52,072)
	TOTAL NET ASSETS - 100.0%	$86,808,782

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

Holdings by Asset Class	% of Net Assets
Common Stocks	99.4%
Money Market Funds	0.7%
Other Assets less Liabilities - Net	(0.1)%
100.0%

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited)

June 30, 2020

Shares/ Principal		Fair Value
	COMMON STOCKS - 99.2%
	AEROSPACE & DEFENSE - 1.7%
4,611	Curtiss-Wright Corp.	$411,670
10,977	Hexcel Corp.	496,380
2,164	Teledyne Technologies, Inc.*	672,896
		1,580,946
	AIR FREIGHT & LOGISTICS - 0.3%
4,066	XPO Logistics, Inc.*	314,099
	AIRLINES - 1.1%
2,357	American Airlines Group, Inc.	30,806
6,710	Copa Holdings SA, Class A	339,258
19,367	JetBlue Airways Corp.*	211,100
15,142	Southwest Airlines Co.	517,553
		1,098,717
	AUTO COMPONENTS - 1.1%
24,556	Gentex Corp.	632,808
4,089	Lear Corp.	445,783
		1,078,591
	AUTOMOBILES - 0.7%
11,369	General Motors Co.	287,636
3,638	Thor Industries, Inc.	387,556
		675,192
	BANKS - 4.7%
22,190	Associated Banc-Corp.	303,559
15,925	Bank of America Corp.	378,219
9,230	Citigroup, Inc.	471,653
14,155	Citizens Financial Group, Inc.	357,272
452	East West Bancorp, Inc.	16,380
36,076	First Hawaiian, Inc.	621,950
49,887	FNB Corp.	374,153
5,531	Popular, Inc.	205,587
5,133	Prosperity Bancshares, Inc.	304,798
7,833	Regions Financial Corp.	87,103
4,542	Signature Bank	485,631
663	SVB Financial Group*	142,896
19,109	Western Alliance Bancorp	723,658
		4,472,859
	BEVERAGES - 0.7%
10,271	Monster Beverage Corp.*	711,986
	BIOTECHNOLOGY - 1.9%
377	ACADIA Pharmaceuticals, Inc.*	18,273
1,161	Acceleron Pharma, Inc.*	110,608
5,298	Alexion Pharmaceuticals, Inc.*	594,648
821	Biogen, Inc.*	219,659
5,446	Bluebird Bio, Inc.*	332,424
13,823	Exelixis, Inc.*	328,158
Shares/ Principal		Fair Value
	BIOTECHNOLOGY - 1.9% (Continued)
575	Neurocrine Biosciences, Inc.*	$70,150
774	Sarepta Therapeutics, Inc.*	124,103
		1,798,023
	BUILDING PRODUCTS - 3.2%
6,825	Allegion PLC	697,652
36,322	Johnson Controls International PLC	1,240,033
365	Lennox International, Inc.	85,041
19,899	Masco Corp.	999,129
		3,021,855
	CAPITAL MARKETS - 3.1%
2,377	Ameriprise Financial, Inc.	356,645
3,596	Cboe Global Markets, Inc.	335,435
3,227	Evercore, Inc., Class A	190,135
12,540	Interactive Brokers Group, Inc., Class A	523,796
4,916	LPL Financial Holdings, Inc.	385,414
135	MarketAxess Holdings, Inc.	67,624
2,164	S&P Global, Inc.	712,995
7,135	SEI Investments Co.	392,282
		2,964,326
	CHEMICALS - 4.4%
36,931	Axalta Coating Systems Ltd.*	832,794
14,052	CF Industries Holdings, Inc.	395,423
19,312	Corteva, Inc.	517,369
7,192	Dow, Inc.	293,146
2,489	Eastman Chemical Co.	173,334
35,117	Element Solutions, Inc.*	381,019
13,289	Huntsman Corp.	238,803
35,235	Mosaic Co. (The)	440,790
913	NewMarket Corp.	365,638
1,061	Sherwin-Williams Co. (The)	613,099
		4,251,415
	COMMERCIAL SERVICES & SUPPLIES - 0.7%
7,167	Clean Harbors, Inc.*	429,877
6,753	IAA, Inc.*	260,463
		690,340
	COMMUNICATIONS EQUIPMENT - 0.7%
571	Arista Networks, Inc.*	119,927
4,070	EchoStar Corp., Class A*	113,797
5,659	Lumentum Holdings, Inc.*	460,813
		694,537
	CONSTRUCTION & ENGINEERING - 0.1%
1,997	AECOM*	75,047
	CONSTRUCTION MATERIALS - 0.0%†
400	Eagle Materials, Inc.	28,088

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	CONSUMER FINANCE - 1.1%
24,334	Ally Financial, Inc.	$482,543
549	OneMain Holdings, Inc.	13,473
23,306	Synchrony Financial	516,461
		1,012,477
	CONTAINERS & PACKAGING - 2.0%
67,482	Amcor PLC	688,991
4,355	Crown Holdings, Inc.*	283,641
55,996	Graphic Packaging Holding Co.	783,384
1,140	Sealed Air Corp.	37,449
5,082	Westrock Co.	143,618
		1,937,083
	DISTRIBUTORS - 0.2%
8,037	LKQ Corp.*	210,569
	DIVERSIFIED CONSUMER SERVICES - 1.8%
1,279	Bright Horizons Family Solutions, Inc.*	149,899
6,290	frontdoor, Inc.*	278,836
1,128	Graham Holdings Co., Class B	386,532
4,744	Grand Canyon Education, Inc.*	429,474
14,389	ServiceMaster Global Holdings, Inc.*	513,543
		1,758,284
	DIVERSIFIED FINANCIAL SERVICES - 1.3%
21,184	Equitable Holdings, Inc.	408,639
3,365	Jefferies Financial Group, Inc.	52,326
17,749	Voya Financial, Inc.	827,991
		1,288,956
	DIVERSIFIED TELECOMMUNICATION - 0.7%
1,219	CenturyLink, Inc.	12,226
29,735	Liberty Global PLC, Class C*	639,600
		651,826
	ELECTRIC UTILITIES - 2.3%
6,933	Entergy Corp.	650,385
1,466	Evergy, Inc.	86,919
16,344	FirstEnergy Corp.	633,820
27,652	OGE Energy Corp.	839,515
		2,210,639
	ELECTRICAL EQUIPMENT - 0.6%
2,609	AMETEK, Inc.	233,166
2,363	Hubbell, Inc.	296,226
		529,392
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.7%
12,435	Arrow Electronics, Inc.*	854,160
1,643	Coherent, Inc.*	215,200
13,673	Jabil, Inc.	438,630
Shares/ Principal		Fair Value
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.7% (Continued)
20,220	National Instruments Corp.	$782,716
2,437	SYNNEX Corp.	291,880
		2,582,586
	ENERGY EQUIPMENT & SERVICES - 0.9%
10,877	Halliburton Co.	141,183
13,815	Helmerich & Payne, Inc.	269,531
63,953	TechnipFMC PLC	437,439
		848,153
	ENTERTAINMENT - 1.6%
6,771	Lions Gate Entertainment Corp., Class B*	46,246
5,223	Take-Two Interactive Software, Inc.*	728,974
76,998	Zynga, Inc., Class A*	734,561
		1,509,781
	EQUITY REAL ESTATE INVESTMENT - 12.5%
22,113	Apartment Investment & Management Co., Class A	832,333
1,792	AvalonBay Communities, Inc.	277,115
16,223	Brandywine Realty Trust	176,669
28,444	Brixmor Property Group, Inc.	364,652
9,821	Camden Property Trust	895,872
6,168	CoreSite Realty Corp.	746,698
575	CubeSmart	15,519
4,149	CyrusOne, Inc.	301,840
13,916	Douglas Emmett, Inc.	426,665
19,277	Empire State Realty Trust, Inc., Class A	134,939
8,134	Equity LifeStyle Properties, Inc.	508,212
7,787	Equity Residential	458,031
1,249	Essex Property Trust, Inc.	286,233
5,208	Extra Space Storage, Inc.	481,063
21,294	First Industrial Realty Trust, Inc.	818,541
7,042	Gaming and Leisure Properties, Inc.	243,664
25,829	Healthcare Trust of America, Inc., Class A	684,985
2,919	Highwoods Properties, Inc.	108,966
7,396	Hudson Pacific Properties, Inc.	186,083
36,554	Invitation Homes, Inc.	1,006,332
5,187	Lamar Advertising Co., Class A	346,284
4,693	Life Storage, Inc.	445,600
9,483	National Retail Properties, Inc.	336,457
15,278	Outfront Media, Inc.	216,489
34,350	Paramount Group, Inc.	264,839
1,114	SBA Communications Corp.	331,883
15,540	STORE Capital Corp.	370,008
189	Sun Communities, Inc.	25,644
9,376	Ventas, Inc.	343,349
52,258	VEREIT, Inc.	336,019
		11,970,984

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	FOOD & STAPLES RETAILING - 1.0%
1,375	Casey's General Stores, Inc.	$205,590
13,942	Kroger Co. (The)	471,937
10,391	Sprouts Farmers Market, Inc.*	265,905
		943,432
	FOOD PRODUCTS - 1.2%
8,495	Archer-Daniels-Midland Co.	338,951
3,759	Ingredion, Inc.	311,997
11,723	TreeHouse Foods, Inc.*	513,467
		1,164,415
	GAS UTILITIES - 0.2%
4,294	National Fuel Gas Co.	180,047
	HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
1,964	Cooper Cos., Inc. (The)	557,069
4,272	Edwards Lifesciences Corp.*	295,238
1,817	Haemonetics Corp.*	162,730
1,011	Hologic, Inc.*	57,627
334	Quidel Corp.*	74,729
1,058	STERIS PLC	162,340
		1,309,733
	HEALTH CARE PROVIDERS & SERVICES - 1.8%
6,030	Henry Schein, Inc.*	352,091
3,452	McKesson Corp.	529,606
9,337	Universal Health Services, Inc., Class B	867,314
		1,749,011
	HOTELS, RESTAURANTS & LEISURE - 1.6%
8,387	Carnival Corp.	137,715
347	Chipotle Mexican Grill, Inc.*	365,169
1,898	Domino's Pizza, Inc.	701,197
6,760	MGM Resorts International	113,568
6,012	Wyndham Hotels & Resorts, Inc.	256,231
		1,573,880
	HOUSEHOLD DURABLES - 1.9%
18,408	DR Horton, Inc.	1,020,724
13,034	Lennar Corp., Class A	803,155
1,148	PulteGroup, Inc.	39,066
		1,862,945
	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.6%
1,922	AES Corp.	27,850
27,210	Vistra Corp.	506,650
		534,500
	INSURANCE - 5.0%
6,422	American Financial Group, Inc.	407,540
11,055	Arch Capital Group Ltd.*	316,726
9,968	Assured Guaranty Ltd.	243,319
Shares/ Principal		Fair Value
	INSURANCE - 5.0% (Continued)
8,010	Athene Holding Ltd., Class A*	$249,832
19,715	Brighthouse Financial, Inc.*	548,471
3,327	Brown & Brown, Inc.	135,608
28,683	Fidelity National Financial, Inc.	879,421
8,046	First American Financial Corp.	386,369
8,066	Lincoln National Corp.	296,748
3,361	Primerica, Inc.	391,893
8,154	Reinsurance Group of America, Inc.	639,600
19,890	Unum Group	329,975
		4,825,502
	INTERACTIVE MEDIA & SERVICES - 0.8%
492	Alphabet, Inc., Class A*	697,680
4,046	Pinterest, Inc., Class A*	89,700
		787,380
	INTERNET & DIRECT MARKETING RETAIL - 1.0%
14,359	eBay, Inc.	753,129
1,846	Etsy, Inc.*	196,101
		949,230
	IT SERVICES - 3.7%
11,298	Alliance Data Systems Corp.	509,766
11,212	Amdocs Ltd.	682,586
1,514	Black Knight, Inc.*	109,856
18,512	DXC Technology Co.	305,448
3,045	Euronet Worldwide, Inc.*	291,772
482	Twilio, Inc., Class A*	105,760
3,800	VeriSign, Inc.*	785,954
35,282	Western Union Co. (The)	762,797
		3,553,939
	LEISURE PRODUCTS - 0.2%
3,012	Peloton Interactive, Inc., Class A*	174,003
	LIFE SCIENCES TOOLS & SERVICES - 1.5%
399	Bio-Rad Laboratories, Inc., Class A*	180,144
224	Illumina, Inc.*	82,958
5,137	IQVIA Holdings, Inc.*	728,838
4,128	PerkinElmer, Inc.	404,916
		1,396,856
	MACHINERY - 3.3%
7,204	AGCO Corp.	399,534
8,622	Allison Transmission Holdings, Inc.	317,117
1,042	Caterpillar, Inc.	131,813
13,719	Flowserve Corp.	391,266
6,478	Snap-on, Inc.	897,268
2,239	Stanley Black & Decker, Inc.	312,072
4,491	Timken Co. (The)	204,295
22,304	Trinity Industries, Inc.	474,852
		3,128,217

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	MEDIA - 1.4%
8,345	Liberty Broadband Corp., Class C*	$1,034,446
6,004	Omnicom Group, Inc.	327,819
		1,362,265
	METALS & MINING - 0.0%†
2,540	Freeport-McMoRan, Inc.	29,388
	MORTGAGE REAL ESTATE INVESTMENT - 0.5%
33,559	Starwood Property Trust, Inc.	502,043
	MULTILINE RETAIL - 0.6%
3,931	Kohl's Corp.	81,647
3,758	Target Corp.	450,697
		532,344
	MULTI-UTILITIES - 3.9%
16,847	Consolidated Edison, Inc.	1,211,805
10,661	DTE Energy Co.	1,146,058
7,129	MDU Resources Group, Inc.	158,121
25,045	Public Service Enterprise Group, Inc.	1,231,212
		3,747,196
	OIL, GAS & CONSUMABLE FUELS - 3.2%
1,749	Apache Corp.	23,611
6,117	Cimarex Energy Co.	168,156
13,805	Concho Resources, Inc.	710,958
24,537	Devon Energy Corp.	278,250
1,908	Diamondback Energy, Inc.	79,793
13,982	EOG Resources, Inc.	708,328
38,443	Marathon Oil Corp.	235,271
6,353	Marathon Petroleum Corp.	237,475
6,214	Pioneer Natural Resources Co.	607,108
1,549	Williams Cos., Inc. (The)	29,462
		3,078,412
	PERSONAL PRODUCTS - 0.4%
8,512	Herbalife Nutrition Ltd.*	382,870
	PHARMACEUTICALS - 0.8%
2,038	Horizon Therapeutics PLC*	113,272
4,391	Jazz Pharmaceuticals PLC*	484,503
9,097	Nektar Therapeutics*	210,686
		808,461
	PROFESSIONAL SERVICES - 2.1%
12,476	CoreLogic, Inc.	838,637
11,011	IHS Markit Ltd.	831,330
3,532	TransUnion	307,425
		1,977,392
	ROAD & RAIL - 2.4%
1,145	AMERCO	346,008
1,185	Landstar System, Inc.	133,087
14,495	Lyft, Inc., Class A*	478,480
Shares/ Principal		Fair Value
	ROAD & RAIL - 2.4% (Continued)
4,625	Old Dominion Freight Line, Inc.	$784,354
13,687	Ryder System, Inc.	513,399
		2,255,328
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
1,468	Inphi Corp.*	172,490
581	Lam Research Corp.	187,930
5,088	Microchip Technology, Inc.	535,817
1,195	Universal Display Corp.	178,796
		1,075,033
	SOFTWARE - 0.3%
1,913	Anaplan, Inc.*	86,678
792	DocuSign, Inc.*	136,391
306	Zoom Video Communications, Inc., Class A*	77,583
		300,652
	SPECIALTY RETAIL - 1.9%
13,629	AutoNation, Inc.*	512,178
558	AutoZone, Inc.*	629,491
4,229	Best Buy Co., Inc.	369,065
4,298	Penske Automotive Group, Inc.	166,375
1,173	Williams-Sonoma, Inc.	96,198
		1,773,307
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.9%
6,894	NetApp, Inc.	305,887
16,396	Pure Storage, Inc., Class A*	284,142
5,718	Western Digital Corp.	252,450
		842,479
	TEXTILES, APPAREL & LUXURY GOODS - 1.0%
49,346	Hanesbrands, Inc.	557,116
1,029	Ralph Lauren Corp.	74,623
11,065	Skechers U.S.A., Inc., Class A*	347,220
		978,959
	THRIFTS & MORTGAGE FINANCE - 0.2%
21,752	MGIC Investment Corp.	178,149
	TRADING COMPANIES & DISTRIBUTORS - 1.2%
13,921	HD Supply Holdings, Inc.*	482,363
4,325	United Rentals, Inc.*	644,598
		1,126,961
	TRANSPORTATION INFRASTRUCTURE - 0.0%†
696	Macquarie Infrastructure Corp.	21,360
	TOTAL COMMON STOCKS (Cost - $97,353,541)	95,072,440

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	SHORT-TERM INVESTMENTS - 0.8%
	MONEY MARKET FUNDS - 0.8%
750,156	Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.10% (a) (Cost - $750,156)	$750,156
	TOTAL INVESTMENTS - 100.0% (Cost - $98,103,697)	$95,822,596
	OTHER ASSETS LESS LIABILITIES - NET 0.0%†	37,699
	TOTAL NET ASSETS - 100.0%	$95,860,295

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

Holdings by Asset Class	% of Net Assets
Common Stocks	99.2%
Money Market Funds	0.8%
Other Assets less Liabilities - Net	0.0%^
100.0%

^  Represents less than 0.05%

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets	Global Atlantic BlackRock Allocation Portfolio	Global Atlantic BlackRock Disciplined Core Portfolio	Global Atlantic BlackRock Disciplined Growth Portfolio	Global Atlantic BlackRock Disciplined International Core Portfolio
Investments in securities, at cost	$70,629,380	$456,831,392	$13,585,607	$122,763,067
Investments in securities, at fair value	$75,154,580	$534,746,342	$18,109,817	$123,718,726
Cash	-	185	-	-
Foreign cash (cost $-, $-, $- and $1,425,613, respectively)	-	-	-	1,425,613
Deposit with broker	-	1,405,876	86,746	416,073
Unrealized appreciation on futures contracts	-	327,544	5,273	55,771
Receivable for securities sold	-	4,278,112	836,662	-
Receivable for portfolio shares sold	4,995	77,387	-	5,681
Interest and dividends receivable	5	490,670	8,024	620,103
Prepaid expenses	1,427	9,993	2,251	2,545
Total Assets	75,161,007	541,336,109	19,048,773	126,244,512
Liabilities
Due to custodian	-	-	-	6,423
Payable for securities purchased	-	3,926,139	1,194,224	476
Payable for portfolio shares redeemed	57,550	-	275	34,826
Accrued distribution (12b-1) fees	2,987	6,713	3,631	7,472
Accrued investment advisory fees	12,123	161,475	5,386	53,262
Administrative service fees payable	4,346	31,274	994	7,857
Accrued expenses and other liabilities	2,806	19,428	619	14,648
Total Liabilities	79,812	4,145,029	1,205,129	124,964
Net Assets	$75,081,195	$537,191,080	$17,843,644	$126,119,548
Composition of Net Assets
Paid-in capital	$65,106,487	$438,687,632	$11,976,098	$145,725,980
Total distributable earnings (losses)	9,974,708	98,503,448	5,867,546	(19,606,432)
Net Assets	$75,081,195	$537,191,080	$17,843,644	$126,119,548
Class I Shares
Net Assets	$60,339,606	$504,374,497	$-	$89,920,473
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	5,317,107	41,373,637	-	10,183,580
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.35	$12.19	$-	$8.83
Class II Shares
Net Assets	$14,741,589	$32,816,583	$17,843,644	$36,199,075
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	1,304,386	2,698,814	1,295,534	4,110,095
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.30	$12.16	$13.77	$8.81

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)

June 30, 2020 (Unaudited)

Assets	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Global Atlantic BlackRock Disciplined Small Cap Portfolio	Global Atlantic BlackRock Disciplined U.S. Core Portfolio	Global Atlantic BlackRock Disciplined Value Portfolio
Investments in securities, at cost	$150,753,930	$15,911,399	$19,808,874	$220,520,316
Investments in securities, at fair value	$184,472,091	$14,768,760	$23,182,286	$219,101,568
Cash	82,029	-	-	-
Deposit with broker	516,143	42,156	53,804	567,496
Unrealized appreciation on futures contracts	102,865	12,884	8,698	144,963
Receivable for securities sold	26,921,671	31,981	282,354	1,853,687
Receivable for portfolio shares sold	15,433	-	7,049	2,894
Interest and dividends receivable	66,867	11,947	17,772	258,481
Prepaid expenses	3,322	1,835	3,765	4,747
Total Assets	212,180,421	14,869,563	23,555,728	221,933,836
Liabilities
Due to custodian	-	2,672	-	-
Payable for securities purchased	26,280,926	8,497	263,887	1,632,337
Payable for portfolio shares redeemed	7,795	156	40,784	54,427
Accrued distribution (12b-1) fees	9,997	1,434	724	1,277
Accrued investment advisory fees	77,463	5,917	6,219	77,902
Administrative service fees payable	10,695	953	1,362	14,065
Accrued expenses and other liabilities	4,750	261	2,170	5,210
Total Liabilities	26,391,626	19,890	315,146	1,785,218
Net Assets	$185,788,795	$14,849,673	$23,240,582	$220,148,618
Composition of Net Assets
Paid-in capital	$131,628,898	$14,894,727	$19,050,814	$221,733,303
Total distributable earnings (losses)	54,159,897	(45,054)	4,189,768	(1,584,685)
Net Assets	$185,788,795	$14,849,673	$23,240,582	$220,148,618
Class I Shares
Net Assets	$136,861,011	$7,836,533	$19,829,724	$214,043,618
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	9,949,656	777,219	1,654,428	21,761,460
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.76	$10.08	$11.99	$9.84
Class II Shares
Net Assets	$48,927,784	$7,013,140	$3,410,858	$6,105,000
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	3,563,125	697,038	285,308	621,004
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.73	$10.06	$11.96	$9.83

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)

June 30, 2020 (Unaudited)

Assets	Global Atlantic BlackRock High Yield Portfolio	Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Global Atlantic Goldman Sachs Global Equity Insights Portfolio	Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio
Investments in securities, at cost	$62,383,090	$107,829,334	$21,317,388	$65,462,104
Investments in securities, at fair value	$61,963,102	$112,117,098	$23,901,780	$86,860,854
Cash	-	-	-	-
Foreign cash (cost $-, $45,937, $172,290 and $-, respectively)	-	45,702	172,290	-
Deposit with broker	2,505	1,278,468	8	-
Unrealized appreciation on forward foreign currency contracts	-	37	-	-
Unrealized appreciation on futures contracts	-	24,972	-	-
Receivable for securities sold	272,064	6,348,986	1,076,169	-
Receivable for portfolio shares sold	58,840	87,424	3,061	-
Interest and dividends receivable	945,167	492,562	36,018	25,945
Prepaid expenses	1,246	12,676	3,701	1,524
Total Assets	63,242,924	120,407,925	25,193,027	86,888,323
Liabilities
Swaptions written (premiums received $-, $34,320, $- and $-, respectively)	-	32,297	-	-
Premiums received on open swap contracts	-	24,352	-	-
Unrealized depreciation on futures contracts	505	-	-	-
Unrealized depreciation on swap contracts	-	68,785	-	-
Due to custodian	3,496	6,042	4,278	-
Payable for securities purchased	434,791	28,518,889	1,019,122	-
Payable for portfolio shares redeemed	-	-	-	49,638
Accrued distribution (12b-1) fees	162	-	2,295	883
Accrued investment advisory fees	25,040	21,864	7,752	23,616
Administrative service fees payable	3,769	4,895	1,500	4,885
Accrued expenses and other liabilities	2,103	8,425	1,358	519
Total Liabilities	469,866	28,685,549	1,036,305	79,541
Net Assets	$62,773,058	$91,722,376	$24,156,722	$86,808,782
Composition of Net Assets
Paid-in capital	$63,574,347	$78,791,147	$23,879,490	$61,406,449
Total distributable earnings (losses)	(801,289)	12,931,229	277,232	25,402,333
Net Assets	$62,773,058	$91,722,376	$24,156,722	$86,808,782
Class I Shares
Net Assets	$61,982,883	$91,722,376	$13,022,779	$82,593,888
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	6,307,327	8,087,253	1,265,410	6,125,459
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$9.83	$11.34	$10.29	$13.48
Class II Shares
Net Assets	$790,175	$-	$11,133,943	$4,214,894
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	80,629	-	1,084,819	313,491
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$9.80	$-	$10.26	$13.45
See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)

June 30, 2020 (Unaudited)

Assets	Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio
Investments in securities, at cost	$98,103,697
Investments in securities, at fair value	$95,822,596
Cash	508
Receivable for portfolio shares sold	5,271
Interest and dividends receivable	149,881
Prepaid expenses	9,017
Total Assets	95,987,273
Liabilities
Payable for securities purchased	12
Payable for portfolio shares redeemed	59,944
Accrued distribution (12b-1) fees	12,564
Accrued investment advisory fees	41,677
Administrative service fees payable	6,409
Accrued expenses and other liabilities	6,372
Total Liabilities	126,978
Net Assets	$95,860,295
Composition of Net Assets
Paid-in capital	$115,098,962
Total distributable losses	(19,238,667)
Net Assets	$95,860,295
Class I Shares
Net Assets	$35,554,516
Total shares outstanding at end of period ($0 par value, unlimited shares authorized	4,203,664
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$8.46
Class II Shares
Net Assets	$60,305,779
Total shares outstanding at end of period ($0 par value, unlimited shares authorized	7,151,923
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$8.43

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

	Global Atlantic BlackRock Allocation Portfolio	Global Atlantic BlackRock Disciplined Core Portfolio	Global Atlantic BlackRock Disciplined Growth Portfolio	Global Atlantic BlackRock Disciplined International Core Portfolio
Investment Income
Dividend income*	$738,607	$4,943,887	$99,828	$1,591,507
Interest income	-	30,075	1,235	3,211
Total Investment Income	738,607	4,973,962	101,063	1,594,718
Expenses
Investment advisory fee	82,472	1,026,791	38,395	378,092
Distribution fees (12b-1) - Class II Shares	17,900	39,999	21,331	45,263
Administrative service fees	12,324	87,145	2,784	21,397
Legal fees	10,405	70,942	2,263	17,480
Trustees fees	3,355	22,992	730	5,696
Custody fees	1,221	11,012	2,628	51,235
Miscellaneous expenses	15,566	108,284	3,471	26,534
Total Expenses	143,243	1,367,165	71,602	545,697
Expenses waived	(9,132)	(63,422)	(4,197)	(65,583)
Net Expenses	134,111	1,303,743	67,405	480,114
Net Investment Income	604,496	3,670,219	33,658	1,114,604
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on
Investments	1,454,487	(8,280,177)	366,690	(10,254,720)
Futures contracts	-	853,061	15,950	(412,419)
Forward foreign currency contracts	-	-	-	(10)
Foreign currency translations	-	(433)	-	(143,550)
	1,454,487	(7,427,549)	382,640	(10,810,699)
Net change in unrealized appreciation/(depreciation) on:
Investments	(2,837,776)	(7,393,834)	981,339	(7,407,586)
Futures contracts	-	203,725	645	47,727
Foreign currency translations	-	(165)	-	(54,954)
	(2,837,776)	(7,190,274)	981,984	(7,414,813)
Net Realized and Change in Unrealized Gain/ (Loss)	(1,383,289)	(14,617,823)	1,364,624	(18,225,512)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(778,793)	$(10,947,604)	$1,398,282	$(17,110,908)
* Foreign taxes withheld	$-	$61,342	$-	$296,508

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)

For the Six Months Ended June 30, 2020 (Unaudited)

	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Global Atlantic BlackRock Disciplined Small Cap Portfolio	Global Atlantic BlackRock Disciplined U.S. Core Portfolio	Global Atlantic BlackRock Disciplined Value Portfolio
Investment Income
Dividend income*	$714,145	$57,137	$216,435	$3,076,767
Interest income	9,656	1,274	1,618	13,594
Total Investment Income	723,801	58,411	218,053	3,090,361
Expenses
Investment advisory fee	484,390	40,454	44,906	519,396
Distribution fees (12b-1) - Class II Shares	58,040	8,834	4,169	7,909
Administrative service fees	29,126	2,575	3,812	39,034
Legal fees	23,297	2,045	3,111	31,837
Trustees fees	7,560	675	1,011	10,403
Custody fees	6,931	1,486	2,869	8,012
Miscellaneous expenses	36,055	3,126	4,741	48,147
Total Expenses	645,399	59,195	64,619	664,738
Expenses waived	(32,512)	(3,164)	(5,181)	(33,553)
Net Expenses	612,887	56,031	59,438	631,185
Net Investment Income	110,914	2,380	158,615	2,459,176
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on
Investments	6,450,832	195,961	(446,402)	(13,160,773)
Futures contracts	272,843	(10,800)	44,056	312,237
	6,723,675	185,161	(402,346)	(12,848,536)
Net change in unrealized appreciation/(depreciation) on:
Investments	1,784,699	(2,644,436)	(376,388)	(28,905,653)
Futures contracts	67,435	7,792	455	91,025
	1,852,134	(2,636,644)	(375,933)	(28,814,628)
Net Realized and Change in Unrealized Gain/ (Loss)	8,575,809	(2,451,483)	(778,279)	(41,663,164)
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,686,723	$(2,449,103)	$(619,664)	$(39,203,988)
* Foreign taxes withheld	$2,104	$65	$-	$909

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)

For the Six Months Ended June 30, 2020 (Unaudited)

	Global Atlantic BlackRock High Yield Portfolio	Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Global Atlantic Goldman Sachs Global Equity Insights Portfolio	Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio
Investment Income
Dividend income*	$-	$-	$231,643	$408,946
Interest income	1,842,944	1,298,242	86	1,994
Total Investment Income	1,842,944	1,298,242	231,729	410,940
Expenses
Investment advisory fee	161,942	152,184	77,165	150,258
Distribution fees (12b-1) - Class II Shares	986	-	14,035	4,888
Administrative service fees	10,686	14,297	4,126	13,353
Legal fees	8,981	12,423	3,361	10,753
Trustees fees	2,902	3,955	1,096	3,477
Custody fees	1,768	5,382	18,334	3,813
Miscellaneous expenses	13,507	18,487	5,099	16,656
Total Expenses	200,772	206,728	123,216	203,198
Expenses waived	(8,694)	(14,323)	(20,993)	(11,626)
Net Expenses	192,078	192,405	102,223	191,572
Net Investment Income	1,650,866	1,105,837	129,506	219,368
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on
Investments	(1,709,005)	1,200,029	(1,857,232)	(721,857)
Short sales	-	291	-	-
Options written	-	1,287	-	-
Futures contracts	(7,710)	1,799,898	-	-
Swap contracts	-	87,817	-	-
Forward foreign currency contracts	-	57,252	(147)	-
Foreign currency transactions	-	(1,997)	167	-
	(1,716,715)	3,144,577	(1,857,212)	(721,857)
Net change in unrealized appreciation/(depreciation) on:
Investments	(2,703,913)	1,631,842	(217,906)	6,840,348
Short Sales	-	42,421	-	-
Futures contracts	9,268	208,050	-	-
Swap contracts	-	(89,690)	-	-
Swaptions	-	(4,909)	-	-
Forward foreign currency contracts	-	76,597	-	-
Foreign currency translations	-	(1,238)	(145)	-
	(2,694,645)	1,863,073	(218,051)	6,840,348
Net Realized and Change in Unrealized Gain/ (Loss)	(4,411,360)	5,007,650	(2,075,263)	6,118,491
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,760,494)	$6,113,487	$(1,945,757)	$6,337,859
* Foreign taxes withheld	$-	$-	$21,634	$1,009

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)

For the Six Months Ended June 30, 2020 (Unaudited)

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio
Investment Income
Dividend income*	$1,142,326
Interest income	2,392
Total Investment Income	1,144,718
Expenses
Investment advisory fee	281,653
Distribution fees (12b-1) - Class II Shares	79,278
Administrative service fees	17,633
Legal fees	14,082
Trustees fees	4,647
Custody fees	4,407
Miscellaneous expenses	21,469
Total Expenses	423,169
Expenses waived	(16,150)
Net Expenses	407,019
Net Investment Income	737,699
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on
Investments	(15,100,219)
(15,100,219)
Net change in unrealized appreciation/(depreciation) on:
Investments	(12,368,503)
(12,368,503)
Net Realized and Change in Unrealized (Loss)	(27,468,722)
Net Decrease in Net Assets Resulting from Operations	$(26,731,023)
* Foreign taxes withheld	$1,327

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic BlackRock Allocation Portfolio		Global Atlantic BlackRock Disciplined Core Portfolio
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Increase/(Decrease) in Net Assets
From Operations
Net investment income	$604,496	$1,715,468	$3,670,219	$8,534,228
Net realized gain (loss)	1,454,487	1,918,527	(7,427,549)	25,848,309
Net change in unrealized appreciation (depreciation)	(2,837,776)	11,861,210	(7,190,274)	108,580,657
Net increase (decrease) in net assets resulting from operations	(778,793)	15,495,205	(10,947,604)	142,963,194
From Distributions to Shareholders
Total distributions paid	-	(1,579,777)	-	(8,622,370)
From Shares of Beneficial Interest
Proceeds from shares sold
Class I	809,828	982,681	180,991	321,643
Class II	642,812	1,689,133	47,435	319,019
Reinvestment of distributions
Class I	-	1,292,091	-	8,178,502
Class II	-	287,686	-	443,868
Cost of shares redeemed
Class I	(6,279,286)	(10,728,603)	(33,268,306)	(73,400,471)
Class II	(1,291,746)	(2,727,791)	(1,661,636)	(6,295,537)
Net decrease in net assets from share transactions of beneficial interest	(6,118,392)	(9,204,803)	(34,701,516)	(70,432,976)
Total increase (decrease) in net assets	(6,897,185)	4,710,625	(45,649,120)	63,907,848
Net Assets
Beginning of period	81,978,380	77,267,755	582,840,200	518,932,352
End of period	$75,081,195	$81,978,380	$537,191,080	$582,840,200
Share Activity
Class I
Shares sold	75,696	91,433	15,229	28,571
Shares reinvested	-	117,784	-	702,018
Shares redeemed	(572,186)	(995,752)	(2,855,775)	(6,477,327)
Net decrease in shares of beneficial interest outstanding	(496,490)	(786,535)	(2,840,546)	(5,746,738)
Share Activity
Class II
Shares sold	57,686	156,954	4,052	27,000
Shares reinvested	-	26,273	-	38,133
Shares redeemed	(120,112)	253,684	(143,614)	(562,865)
Net decrease in shares of beneficial interest outstanding	(62,426)	(70,457)	(139,562)	(497,732)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Disciplined Growth Portfolio		Global Atlantic BlackRock Disciplined International Core Portfolio
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Increase/(Decrease) in Net Assets
From Operations
Net investment income	$33,658	$101,483	$1,114,604	$3,695,572
Net realized gain (loss)	382,640	980,722	(10,810,699)	(4,796,987)
Net change in unrealized appreciation (depreciation)	981,984	3,873,783	(7,414,813)	28,056,455
Net increase (decrease) in net assets resulting from operations	1,398,282	4,955,988	(17,110,908)	26,955,040
From Distributions to Shareholders
Total distributions paid	-	(631,480)	-	(3,595,113)
From Shares of Beneficial Interest
Proceeds from shares sold
Class I	-	-	823,580	648,695
Class II	445,083	622,705	511,773	462,768
Reinvestment of distributions
Class I	-	-	-	2,631,989
Class II	-	631,480	-	963,124
Cost of shares redeemed
Class I	-	-	(4,628,716)	(12,653,484)
Class II	(2,077,016)	(3,308,021)	(2,066,091)	(6,569,623)
Net decrease in net assets from share transactions of beneficial interest	(1,631,933)	(2,053,836)	(5,359,454)	(14,516,531)
Total increase (decrease) in net assets	(233,651)	2,270,672	(22,470,362)	8,843,396
Net Assets
Beginning of period	18,077,295	15,806,623	148,589,910	139,746,514
End of period	$17,843,644	$18,077,295	$126,119,548	$148,589,910
Share Activity
Class I
Shares sold	-	-	102,357	68,943
Shares reinvested	-	-	-	277,929
Shares redeemed	-	-	(524,764)	(1,349,326)
Net decrease in shares of beneficial interest outstanding	-	-	(422,407)	(1,002,454)
Share Activity
Class II
Shares sold	36,828	54,262	65,854	49,569
Shares reinvested	-	53,470	-	101,810
Shares redeemed	(169,286)	(284,633)	(240,127)	(702,284)
Net decrease in shares of beneficial interest outstanding	(132,458)	(176,901)	(174,273)	(550,905)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio		Global Atlantic BlackRock Disciplined Small Cap Portfolio
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Increase/(Decrease) in Net Assets
From Operations
Net investment income	$110,914	$714,179	$2,380	$113,248
Net realized gain	6,723,675	13,707,744	185,161	792,229
Net change in unrealized appreciation (depreciation)	1,852,134	38,196,564	(2,636,644)	3,748,172
Net increase (decrease) in net assets resulting from operations	8,686,723	52,618,487	(2,449,103)	4,653,649
From Distributions to Shareholders
Total distributions paid	-	(1,136,386)	-	(571,080)
From Shares of Beneficial Interest
Proceeds from shares sold
Class I	505,611	950,665	101,217	162,453
Class II	29,220	767,631	259,037	460,155
Reinvestment of distributions
Class I	-	925,644	-	311,529
Class II	-	210,742	-	259,551
Cost of shares redeemed
Class I	(11,339,870)	(24,967,414)	(689,698)	(1,731,313)
Class II	(3,827,603)	(7,072,756)	(875,749)	(1,386,644)
Net decrease in net assets from share transactions of beneficial interest	(14,632,642)	(29,185,488)	(1,205,193)	(1,924,269)
Total increase (decrease) in net assets	(5,945,919)	22,296,613	(3,654,296)	2,158,300
Net Assets
Beginning of period	191,734,714	169,438,101	18,503,969	16,345,669
End of period	$185,788,795	$191,734,714	$14,849,673	$18,503,969
Share Activity
Class I
Shares sold	40,172	76,121	10,229	14,637
Shares reinvested	-	74,529	-	28,739
Shares redeemed	(906,299)	(2,066,657)	(72,904)	(162,834)
Net decrease in shares of beneficial interest outstanding	(866,127)	(1,916,007)	(62,675)	(119,458)
Share Activity
Class II
Shares sold	2,875	63,573	30,714	42,771
Shares reinvested	-	16,968	-	23,966
Shares redeemed	(303,288)	(588,096)	(91,447)	(129,724)
Net decrease in shares of beneficial interest outstanding	(300,413)	(507,555)	(60,733)	(62,987)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Disciplined U.S. Core Portfolio		Global Atlantic BlackRock Disciplined Value Portfolio
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Increase/(Decrease) in Net Assets
From Operations
Net investment income	$158,615	$364,714	$2,459,176	$5,699,818
Net realized gain (loss)	(402,346)	1,090,897	(12,848,536)	11,067,923
Net change in unrealized appreciation (depreciation)	(375,933)	4,749,007	(28,814,628)	43,792,649
Net increase (decrease) in net assets resulting from operations	(619,664)	6,204,618	(39,203,988)	60,560,390
From Distributions to Shareholders
Total distributions paid	-	(564,891)	-	(5,750,591)
From Shares of Beneficial Interest
Proceeds from shares sold
Class I	464,064	849,779	395,769	840,087
Class II	572,516	481,432	89,341	89,913
Reinvestment of distributions
Class I	-	491,282	-	5,610,248
Class II	-	73,609	-	140,343
Cost of shares redeemed
Class I	(1,887,248)	(3,385,569)	(14,623,085)	(41,483,513)
Class II	(873,422)	(493,930)	(278,393)	(1,539,753)
Net decrease in net assets from share transactions of beneficial interest	(1,724,090)	(1,983,397)	(14,416,368)	(36,342,675)
Total increase (decrease) in net assets	(2,343,754)	3,656,330	(53,620,356)	18,467,124
Net Assets
Beginning of period	25,584,336	21,928,006	273,768,974	255,301,850
End of period	$23,240,582	$25,584,336	$220,148,618	$273,768,974
Share Activity
Class I
Shares sold	37,995	75,467	44,377	80,177
Shares reinvested	-	42,720	-	513,289
Shares redeemed	(166,315)	(298,716)	(1,426,753)	(3,868,302)
Net decrease in shares of beneficial interest outstanding	(128,320)	(180,529)	(1,382,376)	(3,274,836)
Share Activity
Class II
Shares sold	50,033	43,025	8,616	8,362
Shares reinvested	-	6,406	-	12,828
Shares redeemed	(76,954)	(44,494)	(27,460)	(143,258)
Net increase (decrease) in shares of beneficial interest outstanding	(26,921)	4,937	(18,844)	(122,068)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock High Yield Portfolio		Global Atlantic Goldman Sachs Core Fixed Income Portfolio
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Increase/(Decrease) in Net Assets
From Operations
Net investment income	$1,650,866	$3,706,182	$1,105,837	$2,414,279
Net realized gain (loss)	(1,716,715)	(2,252,262)	3,144,577	3,294,619
Net change in unrealized appreciation (depreciation)	(2,694,645)	8,632,431	1,863,073	2,642,284
Net increase (decrease) in net assets resulting from operations	(2,760,494)	10,086,351	6,113,487	8,351,182
From Distributions to Shareholders
Total distributions paid	-	(4,220,855)	-	(2,193,008)
From Shares of Beneficial Interest
Proceeds from shares sold
Class I	4,934,660	6,574,298	5,355,890	4,326,942
Class II	27,016	18,193	-	-
Reinvestment of distributions
Class I	-	4,170,653	-	2,193,008
Class II	-	50,202	-	-
Cost of shares redeemed
Class I	(10,955,082)	(15,055,923)	(10,252,890)	(14,931,782)
Class II	(100,351)	(321,543)	-	(10)
Net decrease in net assets from share transactions of beneficial interest	(6,093,757)	(4,564,120)	(4,897,000)	(8,411,842)
Total increase (decrease) in net assets	(8,854,251)	1,301,376	1,216,487	(2,253,668)
Net Assets
Beginning of period	71,627,309	70,325,933	90,505,889	92,759,557
End of period	$62,773,058	$71,627,309	$91,722,376	$90,505,889
Share Activity
Class I
Shares sold	504,651	639,059	483,612	414,744
Shares reinvested	-	415,818	-	208,065
Shares redeemed	(1,126,145)	(1,468,904)	(938,058)	(1,428,458)
Net increase (decrease) in shares of beneficial interest outstanding	(621,494)	(414,027)	(454,446)	(805,649)
Share Activity
Class II
Shares sold	2,726	1,791	-	-
Shares reinvested	-	5,010	-	-
Shares redeemed	(10,455)	(32,225)	-	(1)
Net decrease in shares of beneficial interest outstanding	(7,729)	(25,424)	-	(1)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic Goldman Sachs Global Equity Insights Portfolio		Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Increase/(Decrease) in Net Assets
From Operations
Net investment income	$129,506	$378,971	$219,368	$678,224
Net realized gain (loss)	(1,857,212)	(117,028)	(721,857)	4,637,091
Net change in unrealized appreciation (depreciation)	(218,051)	5,559,653	6,840,348	18,078,560
Net increase (decrease) in net assets resulting from operations	(1,945,757)	5,821,596	6,337,859	23,393,875
From Distributions to Shareholders
Total distributions paid	-	(369,107)	-	(2,122,032)
From Shares of Beneficial Interest
Proceeds from shares sold
Class I	106,779	366,317	1,135,098	384,001
Class II	84,748	303,097	981,500	513,720
Reinvestment of distributions
Class I	-	222,785	-	2,034,016
Class II	-	146,322	-	88,016
Cost of shares redeemed
Class I	(1,643,642)	(3,279,585)	(7,430,695)	(17,825,720)
Class II	(1,019,982)	(2,081,522)	(1,204,855)	(661,185)
Net decrease in net assets from share transactions of beneficial interest	(2,472,097)	(4,322,586)	(6,518,952)	(15,467,152)
Total increase (decrease) in net assets	(4,417,854)	1,129,903	(181,093)	5,804,691
Net Assets
Beginning of period	28,574,576	27,444,673	86,989,875	81,185,184
End of period	$24,156,722	$28,574,576	$86,808,782	$86,989,875
Share Activity
Class I
Shares sold	11,158	35,299	98,193	31,833
Shares reinvested	-	21,218	-	173,996
Shares redeemed	(164,546)	(316,492)	(615,270)	(1,551,344)
Net decrease in shares of beneficial interest outstanding	(153,388)	(259,975)	(517,077)	(1,345,515)
Share Activity
Class II
Shares sold	8,364	29,832	78,408	45,220
Shares reinvested	-	13,949	-	7,542
Shares redeemed	(101,113)	(202,749)	(94,838)	(57,054)
Net decrease in shares of beneficial interest outstanding	(92,749)	(158,968)	(16,430)	(4,292)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Increase/(Decrease) in Net Assets
From Operations
Net investment income	$737,699	$1,720,517
Net realized loss	(15,100,219)	(2,439,706)
Net change in unrealized appreciation (depreciation)	(12,368,503)	24,881,598
Net increase (decrease) in net assets resulting from operations	(26,731,023)	24,162,409
From Distributions to Shareholders
Total distributions paid	-	(2,671,957)
From Shares of Beneficial Interest
Proceeds from shares sold
Class I	239,860	502,610
Class II	988,007	454,307
Reinvestment of distributions
Class I	-	1,117,081
Class II	-	1,554,876
Cost of shares redeemed
Class I	(4,287,447)	(9,183,366)
Class II	(3,179,904)	(11,269,119)
Net decrease in net assets from share transactions of beneficial interest	(6,239,484)	(16,823,611)
Total increase (decrease) in net assets	(32,970,507)	4,666,841
Net Assets
Beginning of period	128,830,802	124,163,961
End of period	$95,860,295	$128,830,802
Share Activity
Class I
Shares sold	30,855	46,476
Shares reinvested	-	108,244
Shares redeemed	(485,916)	(899,330)
Net decrease in shares of beneficial interest outstanding	(455,061)	(744,610)
Share Activity
Class II
Shares sold	134,260	40,384
Shares reinvested	-	150,812
Shares redeemed	(347,650)	(1,107,479)
Net decrease in shares of beneficial interest outstanding	(213,390)	(916,283)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Allocation Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$11.42		$9.62	$10.19		$10.00
Income from investment operations:
Net investment income (b,c)	0.09		0.23	0.21		0.06
Net realized and unrealized gain (loss)	(0.16)		1.79	(0.73)		0.13
Total income (loss) from investment operations	(0.07)		2.02	(0.52)		0.19
Less distributions from:
Net investment income	-		(0.22)	(0.05)		-
Net realized gains	-		-	0.00	(d)	-
Total distributions from net investment income and net realized gains	-		(0.22)	(0.05)		-
Net asset value, end of period	$11.35		$11.42	$9.62		$10.19
Total return (e)	(0.61)%		21.09%	(5.14	)% (j)	1.90	% (j)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$60,340		$66,410	$63,462		$75,191
Ratio of net expenses to average net assets (f)	0.31	% (g)	0.31%	0.31%		0.31	% (g)
Ratio of gross expenses to average net assets (f,h)	0.33	% (g)	0.34%	0.32%		0.32	% (g)
Ratio of net investment income to average net assets (c,f)	1.66	% (g)	2.15%	2.06%		4.15	% (g)
Portfolio turnover rate	65	% (i)	61%	54%		2	% (i)

(a)  Global Atlantic BlackRock Allocation Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Less than $0.005 per share.

(e)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(f)  Does not include the expenses of the investment companies in which the Portfolio invests.

(g)  Annualized.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

(j)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Allocation Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$11.39		$9.61	$10.18		$10.00
Income from investment operations:
Net investment income (b,c)	0.08		0.21	0.20		0.14
Net realized and unrealized gain (loss)	(0.17)		1.78	(0.74)		0.04
Total income (loss) from investment operations	(0.09)		1.99	(0.54)		0.18
Less distributions from:
Net investment income	-		(0.21)	(0.03)		-
Net realized gains	-		-	0.00	(d)	-
Total distributions from net investment income and net realized gains	-		(0.21)	(0.03)		-
Net asset value, end of period	$11.30		$11.39	$9.61		$10.18
Total return (e)	(0.79)%		20.82%	(5.33	)% (j)	1.80	% (j)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$14,742		$15,568	$13,806		$9,034
Ratio of net expenses to average net assets (f)	0.56	% (g)	0.56%	0.56%		0.56	% (g)
Ratio of gross expenses to average net assets (f,h)	0.58	% (g)	0.59%	0.57%		0.56	% (g)
Ratio of net investment income to average net assets (c,f)	1.42	% (g)	1.91%	1.99%		9.11	% (g)
Portfolio turnover rate	65	% (i)	61%	54%		2	% (i)

(a)  Global Atlantic BlackRock Allocation Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Less than $0.005 per share.

(e)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(f)  Does not include the expenses of the investment companies in which the Portfolio invests.

(g)  Annualized.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

(j)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Core Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$12.39		$9.74	$10.38		$10.00
Income from investment operations:
Net investment income (b)	0.08		0.17	0.16		0.03
Net realized and unrealized gain (loss)	(0.28)		2.66	(0.64)		0.35
Total income (loss) from investment operations	(0.20)		2.83	(0.48)		0.38
Less distributions from:
Net investment income	-		(0.18)	(0.12)		-
Net realized gains	-		-	(0.04)		-
Total distributions from net investment income and net realized gains	-		(0.18)	(0.16)		-
Net asset value, end of period	$12.19		$12.39	$9.74		$10.38
Total return (c)	(1.62)%		29.21%	(4.75	)% (d)	3.80	% (d)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$504,374		$547,724	$486,491		$315,936
Ratio of net expenses to average net assets	0.48	% (e)	0.48%	0.48%		0.48	% (e)
Ratio of gross expenses to average net assets (f)	0.50	% (e)	0.50%	0.49%		0.48	% (e)
Ratio of net investment income to average net assets	1.41	% (e)	1.53%	1.51%		1.67	% (e)
Portfolio turnover rate	59	% (g)	130%	156%		18	% (g)

(a)  Global Atlantic BlackRock Disciplined Core Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Core Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$12.37		$9.72	$10.37		$10.00
Income from investment operations:
Net investment income (b)	0.07		0.14	0.13		0.02
Net realized and unrealized gain (loss)	(0.28)		2.66	(0.65)		0.35
Total income (loss) from investment operations	(0.21)		2.80	(0.52)		0.37
Less distributions from:
Net investment income	-		(0.15)	(0.09)		-
Net realized gains	-		-	(0.04)		-
Total distributions from net investment income and net realized gains	-		(0.15)	(0.13)		-
Net asset value, end of period	$12.16		$12.37	$9.72		$10.37
Total return (c)	(1.70)%		28.94%	(5.06	)% (d)	3.70	% (d)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$32,817		$35,116	$32,442		$36,674
Ratio of net expenses to average net assets	0.73	% (e)	0.73%	0.73%		0.72	% (e)
Ratio of gross expenses to average net assets (f)	0.75	% (e)	0.75%	0.74%		0.72	% (e)
Ratio of net investment income to average net assets	1.16	% (e)	1.28%	1.24%		1.00	% (e)
Portfolio turnover rate	59	% (g)	130%	156%		18	% (g)

(a)  Global Atlantic BlackRock Disciplined Core Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Growth Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$12.66		$9.85	$10.32	$10.00
Income from investment operations:
Net investment income (b)	0.02		0.07	0.08	0.02
Net realized and unrealized gain (loss)	1.09		3.18	(0.38)	0.30
Total income (loss) from investment operations	1.11		3.25	(0.30)	0.32
Less distributions from:
Net investment income	-		(0.06)	(0.08)	-
Net realized gains	-		(0.38)	(0.09)	-
Total distributions from net investment income and net realized gains	-		(0.44)	(0.17)	-
Net asset value, end of period	$13.77		$12.66	$9.85	$10.32
Total return (c)	8.77%		33.38%	(2.98)%	3.20	% (d)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$17,844		$18,077	$15,807	$20,534
Ratio of net expenses to average net assets	0.79	% (e)	0.79%	0.79%	0.79	% (e)
Ratio of gross expenses to average net assets (f)	0.84	% (e)	0.85%	0.81%	0.80	% (e)
Ratio of net investment income to average net assets	0.39	% (e)	0.58%	0.75%	1.14	% (e)
Portfolio turnover rate	71	% (g)	144%	156%	23	% (g)

(a)  Global Atlantic BlackRock Disciplined Growth Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  For the period ended December 31, 2017, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined International Core Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$9.98		$8.50	$10.20	$10.00
Income from investment operations:
Net investment income (b,c)	0.08		0.25	0.23	0.03
Net realized and unrealized gain (loss)	(1.23)		1.48	(1.74)	0.17
Total income (loss) from investment operations	(1.15)		1.73	(1.51)	0.20
Less distributions from:
Net investment income	-		(0.25)	(0.19)	-
Net realized gains	-		-	0.00 (d)	-
Total distributions from net investment income and net realized gains	-		(0.25)	(0.19)	-
Net asset value, end of period	$8.83		$9.98	$8.50	$10.20
Total return (e)	(11.52)%		20.50%	(14.80)%	2.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$89,920		$105,876	$98,694	$67,071
Ratio of net expenses to average net assets (f)	0.69	% (g)	0.69%	0.69%	0.69	% (g)
Ratio of gross expenses to average net assets (f,h)	0.79	% (g)	0.72%	0.70%	0.69	% (g)
Ratio of net investment income to average net assets (c,f)	1.84	% (g)	2.61%	2.30%	1.99	% (g)
Portfolio turnover rate	71	% (i)	86%	67%	4	% (i)

(a)  Global Atlantic BlackRock Disciplined International Core Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Less than $0.005 per share.

(e)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(f)  Does not include the expenses of the investment companies in which the Portfolio invests.

(g)  Annualized.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined International Core Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$9.97		$8.49	$10.19	$10.00
Income from investment operations:
Net investment income (b,c)	0.07		0.22	0.22	0.05
Net realized and unrealized gain (loss)	(1.23)		1.48	(1.74)	0.14
Total income (loss) from investment operations	(1.16)		1.70	(1.52)	0.19
Less distributions from:
Net investment income	-		(0.22)	(0.18)	-
Net realized gains	-		-	0.00 (d)	-
Total distributions from net investment income and net realized gains	-		(0.22)	(0.18)	-
Net asset value, end of period	$8.81		$9.97	$8.49	$10.19
Total return (e)	(11.64)%		20.22%	(14.95)%	1.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$36,200		$42,714	$41,052	$5,097
Ratio of net expenses to average net assets (f)	0.94	% (g)	0.94%	0.94%	0.93	% (g)
Ratio of gross expenses to average net assets (f,h)	1.04	% (g)	0.97%	0.95%	0.93	% (g)
Ratio of net investment income to average net assets (c,f)	1.59	% (g)	2.36%	2.23%	3.34	% (g)
Portfolio turnover rate	71	% (i)	86%	67%	4	% (i)

(a)  Global Atlantic BlackRock Disciplined International Core Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Less than $0.005 per share.

(e)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(f)  Does not include the expenses of the investment companies in which the Portfolio invests.

(g)  Annualized.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$13.06		$9.91	$10.35		$10.00
Income from investment operations:
Net investment income (b)	0.01		0.05	0.11		0.01
Net realized and unrealized gain (loss)	0.69		3.18	(0.43)		0.34
Total income (loss) from investment operations	0.70		3.23	(0.32)		0.35
Less distributions from:
Net investment income	-		(0.03)	(0.09)		-
Net realized gains	-		(0.05)	(0.03)		-
Total distributions from net investment income and net realized gains	-		(0.08)	(0.12)		-
Net asset value, end of period	$13.76		$13.06	$9.91		$10.35
Total return (c)	5.36%		32.68%	(3.07	)% (d)	3.50	% (d)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$136,861		$141,289	$126,149		$93,457
Ratio of net expenses to average net assets	0.63	% (e)	0.63%	0.63%		0.63	% (e)
Ratio of gross expenses to average net assets (f)	0.67	% (e)	0.66%	0.65%		0.64	% (e)
Ratio of net investment income to average net assets	0.19	% (e)	0.44%	0.99%		0.79	% (e)
Portfolio turnover rate	80	% (g)	148%	168%		26	% (g)

(a)  Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.
See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$13.06		$9.90	$10.35		$10.00
Income from investment operations:
Net investment income (b)	(0.00	) (c)	0.02	0.08		0.01
Net realized and unrealized gain (loss)	0.67		3.19	(0.43)		0.34
Total income (loss) from investment operations	0.67		3.21	(0.35)		0.35
Less distributions from:
Net investment income	-		0.00 (c)	(0.07)		-
Net realized gains	-		(0.05)	(0.03)		-
Total distributions from net investment income and net realized gains	-		(0.05)	(0.10)		-
Net asset value, end of period	$13.73		$13.06	$9.90		$10.35
Total return (d)	5.13%		32.48%	(3.35	)% (e)	3.50	% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$48,928		$50,446	$43,290		$17,801
Ratio of net expenses to average net assets	0.88	% (f)	0.88%	0.88%		0.88	% (f)
Ratio of gross expenses to average net assets (g)	0.92	% (f)	0.91%	0.90%		0.89	% (f)
Ratio of net investment income (loss) to average net assets	(0.06	)% (f)	0.19%	0.77%		0.41	% (f)
Portfolio turnover rate	80	% (h)	148%	168%		26	% (h)

(a)  Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Less than $0.005 per share.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$11.59		$9.19	$10.22		$10.00
Income from investment operations:
Net investment income (b)	0.01		0.08	0.07		0.01
Net realized and unrealized gain (loss)	(1.52)		2.69	(1.04)		0.21
Total income (loss) from investment operations	(1.51)		2.77	(0.97)		0.22
Less distributions from:
Net investment income	-		(0.09)	(0.03)		-
Net realized gains	-		(0.28)	(0.03)		-
Total distributions from net investment income and net realized gains	-		(0.37)	(0.06)		-
Net asset value, end of period	$10.08		$11.59	$9.19		$10.22
Total return (c)	(13.03)%		30.46%	(9.49	)% (d)	2.20	% (d)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$7,837		$9,732	$8,813		$11,457
Ratio of net expenses to average net assets	0.63	% (e)	0.63%	0.63%		0.63	% (e)
Ratio of gross expenses to average net assets (f)	0.67	% (e)	0.69%	0.65%		0.64	% (e)
Ratio of net investment income to average net assets	0.15	% (e)	0.75%	0.67%		0.89	% (e)
Portfolio turnover rate	23	% (g)	41%	40%		15	% (g)

(a)  Global Atlantic BlackRock Disciplined Small Cap Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$11.58		$9.18	$10.22		$10.00
Income from investment operations:
Net investment income (loss) (b)	(0.01)		0.05	0.05		0.01
Net realized and unrealized gain (loss)	(1.51)		2.69	(1.05)		0.21
Total income (loss) from investment operations	(1.52)		2.74	(1.00)		0.22
Less distributions from:
Net investment income	-		(0.06)	(0.01)		-
Net realized gains	-		(0.28)	(0.03)		-
Total distributions from net investment income and net realized gains	-		(0.34)	(0.04)		-
Net asset value, end of period	$10.06		$11.58	$9.18		$10.22
Total return (c)	(13.13)%		30.17%	(9.75	)% (d)	2.20	% (d)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$7,013		$8,772	$7,533		$4,075
Ratio of net expenses to average net assets	0.88	% (e)	0.88%	0.88%		0.87	% (e)
Ratio of gross expenses to average net assets (f)	0.92	% (e)	0.94%	0.90%		0.87	% (e)
Ratio of net investment income (loss) to average net assets	(0.10	)% (e)	0.50%	0.44%		0.75	% (e)
Portfolio turnover rate	23	% (g)	41%	40%		15	% (g)

(a)  Global Atlantic BlackRock Disciplined Small Cap Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$12.21		$9.66	$10.40		$10.00
Income from investment operations:
Net investment income (b)	0.08		0.17	0.16		0.03
Net realized and unrealized gain (loss)	(0.30)		2.66	(0.67)		0.37
Total income (loss) from investment operations	(0.22)		2.83	(0.51)		0.40
Less distributions from:
Net investment income	-		(0.18)	(0.14)		-
Net realized gains	-		(0.10)	(0.09)		-
Total distributions from net investment income and net realized gains	-		(0.28)	(0.23)		-
Net asset value, end of period	$11.99		$12.21	$9.66		$10.40
Total return (c)	(1.80)%		29.41%	(5.03	)% (d)	4.00	% (d)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$19,830		$21,776	$18,963		$23,118
Ratio of net expenses to average net assets	0.48	% (e)	0.48%	0.48%		0.48	% (e)
Ratio of gross expenses to average net assets (f)	0.53	% (e)	0.52%	0.50%		0.49	% (e)
Ratio of net investment income to average net assets	1.41	% (e)	1.52%	1.48%		1.88	% (e)
Portfolio turnover rate	69	% (g)	142%	172%		24	% (g)

(a)  Global Atlantic BlackRock Disciplined U.S. Core Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$12.20		$9.65	$10.39		$10.00
Income from investment operations:
Net investment income (b)	0.06		0.14	0.14		0.02
Net realized and unrealized gain (loss)	(0.30)		2.66	(0.67)		0.37
Total income (loss) from investment operations	(0.24)		2.80	(0.53)		0.39
Less distributions from:
Net investment income	-		(0.15)	(0.12)		-
Net realized gains	-		(0.10)	(0.09)		-
Total distributions from net investment income and net realized gains	-		(0.25)	(0.21)		-
Net asset value, end of period	$11.96		$12.20	$9.65		$10.39
Total return (c)	(2.05)%		29.13%	(5.17	)% (d)	3.90	% (d)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$3,411		$3,809	$2,965		$218
Ratio of net expenses to average net assets	0.73	% (e)	0.73%	0.73%		0.72	% (e)
Ratio of gross expenses to average net assets (f)	0.77	% (e)	0.78%	0.75%		0.72	% (e)
Ratio of net investment income to average net assets	1.16	% (e)	1.28%	1.25%		0.98	% (e)
Portfolio turnover rate	69	% (g)	142%	172%		24	% (g)

(a)  Global Atlantic BlackRock Disciplined U.S. Core Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Value Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$11.51		$9.39	$10.44		$10.00
Income from investment operations:
Net investment income (b)	0.10		0.23	0.20		0.03
Net realized and unrealized gain (loss)	(1.77)		2.13	(1.02)		0.41
Total income (loss) from investment operations	(1.67)		2.36	(0.82)		0.44
Less distributions from:
Net investment income	-		(0.24)	(0.16)		-
Net realized gains	-		-	(0.07)		-
Total distributions from net investment income and net realized gains	-		(0.24)	(0.23)		-
Net asset value, end of period	$9.84		$11.51	$9.39		$10.44
Total return (c)	(14.51)%		25.28%	(7.97	)% (d)	4.40	% (d)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$214,044		$266,399	$248,141		$309,640
Ratio of net expenses to average net assets	0.54	% (e)	0.54%	0.54%		0.54	% (e)
Ratio of gross expenses to average net assets (f)	0.57	% (e)	0.56%	0.55%		0.54	% (e)
Ratio of net investment income to average net assets	2.01	% (e)	2.11%	1.93%		1.99	% (e)
Portfolio turnover rate	64	% (g)	132%	140%		17	% (g)

(a)  Global Atlantic BlackRock Disciplined Value Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Value Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$11.52		$9.40	$10.45		$10.00
Income from investment operations:
Net investment income (b)	0.09		0.20	0.18		0.02
Net realized and unrealized gain (loss)	(1.78)		2.13	(1.02)		0.43
Total income (loss) from investment operations	(1.69)		2.33	(0.84)		0.45
Less distributions from:
Net investment income	-		(0.21)	(0.14)		-
Net realized gains	-		-	(0.07)		-
Total distributions from net investment income and net realized gains	-		(0.21)	(0.21)		-
Net asset value, end of period	$9.83		$11.52	$9.40		$10.45
Total return (c)	(14.67)%		24.92%	(8.16	)% (d)	4.50	% (d)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$6,105		$7,370	$7,160		$9,545
Ratio of net expenses to average net assets	0.79	% (e)	0.79%	0.79%		0.78	% (e)
Ratio of gross expenses to average net assets (f)	0.82	% (e)	0.81%	0.80%		0.78	% (e)
Ratio of net investment income to average net assets	1.77	% (e)	1.86%	1.68%		1.34	% (e)
Portfolio turnover rate	64	% (g)	132%	140%		17	% (g)

(a)  Global Atlantic BlackRock Disciplined Value Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock High Yield Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$10.21		$9.43	$9.92	$10.00
Income from investment operations:
Net investment income (b)	0.25		0.52	0.52	0.07
Net realized and unrealized gain (loss)	(0.63)		0.89	(0.95)	(0.15)
Total income (loss) from investment operations	(0.38)		1.41	(0.43)	(0.08)
Less distributions from:
Net investment income	-		(0.63)	(0.06)	-
Total distributions from net investment income and net realized gains	-		(0.63)	(0.06)	-
Net asset value, end of period	$9.83		$10.21	$9.43	$9.92
Total return (c)	(3.72)%		15.06%	(4.32)%	(0.80	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$61,983		$70,727	$69,255	$83,070
Ratio of net expenses to average net assets	0.59	% (e)	0.59%	0.59%	0.59	% (e)
Ratio of gross expenses to average net assets (f)	0.62	% (e)	0.62%	0.60%	0.59	% (e)
Ratio of net investment income to average net assets	5.10	% (e)	5.11%	5.24%	4.54	% (e)
Portfolio turnover rate	24	% (g)	45%	36%	3	% (g)

(a)  Global Atlantic BlackRock High Yield Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  For the period ended December 31, 2017, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock High Yield Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$10.19		$9.41	$9.92	$10.00
Income from investment operations:
Net investment income (b)	0.23		0.50	0.49	0.07
Net realized and unrealized gain (loss)	(0.62)		0.87	(0.94)	(0.15)
Total income (loss) from investment operations	(0.39)		1.37	(0.45)	(0.08)
Less distributions from:
Net investment income	-		(0.59)	(0.06)	-
Total distributions from net investment income and net realized gains	-		(0.59)	(0.06)	-
Net asset value, end of period	$9.80		$10.19	$9.41	$9.92
Total return (c)	(3.83)%		14.70%	(4.56)%	(0.80	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$790		$901	$1,071	$1,405
Ratio of net expenses to average net assets	0.84	% (e)	0.84%	0.84%	0.83	% (e)
Ratio of gross expenses to average net assets (f)	0.87	% (e)	0.87%	0.85%	0.83	% (e)
Ratio of net investment income to average net assets	4.85	% (e)	4.86%	4.99%	4.31	% (e)
Portfolio turnover rate	24	% (g)	45%	36%	3	% (g)

(a)  Global Atlantic BlackRock High Yield Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  For the period ended December 31, 2017, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$10.60		$9.92		$9.98		$10.00
Income from investment operations:
Net investment income (b,c)	0.13		0.27		0.25		0.03
Net realized and unrealized gain (loss)	0.61		0.67		(0.31)		(0.05)
Total income (loss) from investment operations	0.74		0.94		(0.06)		(0.02)
Less distributions from:
Net investment income	-		(0.26)		0.00	(d)	-
Total distributions from net investment income and net realized gains	-		(0.26)		-		-
Net asset value, end of period	$11.34		$10.60		$9.92		$9.98
Total return (e)	6.98%		9.49%		(0.55	)% (f)	(0.20	)% (f)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$91,722		$90,506		$92,760		$35,260
Ratio of net expenses to average net assets (g)	0.43	% (h)	0.43%		0.43%		0.43	% (h)
Ratio of gross expenses to average net assets (g,i)	0.46	% (h)	0.46%		0.44%		0.44	% (h)
Ratio of net investment income to average net assets (c,g)	2.47	% (h)	2.61%		2.51%		1.64	% (h)
Portfolio turnover rate	63	% (j)	150	% (k)	248	% (k)	69	% (j)

(a)  Global Atlantic Goldman Sachs Core Fixed Income Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Less than $0.005 per share.

(e)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(f)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(g)  Does not include the expenses of the investment companies in which the Portfolio invests.

(h)  Annualized.

(i)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(j)  Not annualized.

(k)  The portfolio turnover rate excludes mortgage dollar roll transactions for the six months ended June 30, 2020 and the years ended December 31, 2019 and December 31, 2018. If these were included in the calculation, the portfolio turnover would be 386%, 689% and 486%, respectively. See Note 3 in the accompanying notes to financial statements.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$11.01		$9.11	$10.29		$10.00
Income from investment operations:
Net investment income (b,c)	0.06		0.15	0.14		0.02
Net realized and unrealized gain (loss)	(0.78)		1.90	(1.18)		0.27
Total income (loss) from investment operations	(0.72)		2.05	(1.04)		0.29
Less distributions from:
Net investment income	-		(0.15)	(0.12)		-
Net realized gains	-		-	(0.02)		-
Total distributions from net investment income and net realized gains	-		(0.15)	(0.14)		-
Net asset value, end of period	$10.29		$11.01	$9.11		$10.29
Total return (d)	(6.54)%		22.59%	(10.20	)% (e)	2.90	% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$13,023		$15,625	$15,290		$19,915
Ratio of net expenses to average net assets (f)	0.72	% (g)	0.72%	0.72%		0.72	% (g)
Ratio of gross expenses to average net assets (f,h)	0.89	% (g)	0.78%	0.74%		0.73	% (g)
Ratio of net investment income to average net assets (c,f)	1.17	% (g)	1.42%	1.32%		1.15	% (g)
Portfolio turnover rate	91	% (i)	146%	138%		11	% (i)

(a)  Global Atlantic Goldman Sachs Global Equity Insights Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Does not include the expenses of the investment companies in which the Portfolio invests.

(g)  Annualized.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$11.00		$9.09	$10.28		$10.00
Income from investment operations:
Net investment income (b,c)	0.05		0.12	0.12		0.01
Net realized and unrealized gain (loss)	(0.79)		1.91	(1.19)		0.27
Total income (loss) from investment operations	(0.74)		2.03	(1.07)		0.28
Less distributions from:
Net investment income	-		(0.12)	(0.10)		-
Net realized gains	-		-	(0.02)		-
Total distributions from net investment income and net realized gains	-		(0.12)	(0.12)		-
Net asset value, end of period	$10.26		$11.00	$9.09		$10.28
Total return (d)	(6.64)%		22.43%	(10.47	)% (e)	2.80	% (e)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$11,134		$12,950	$12,154		$4,542
Ratio of net expenses to average net assets (f)	0.97	% (g)	0.97%	0.97%		0.96	% (g)
Ratio of gross expenses to average net assets (f,h)	1.14	% (g)	1.03%	0.99%		0.96	% (g)
Ratio of net investment income to average net assets (c,f)	0.92	% (g)	1.17%	1.12%		0.74	% (g)
Portfolio turnover rate	91	% (i)	146%	138%		11	% (i)

(a)  Global Atlantic Goldman Sachs Global Equity Insights Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(f)  Does not include the expenses of the investment companies in which the Portfolio invests.

(g)  Annualized.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$12.48		$9.76	$10.30		$10.00
Income from investment operations:
Net investment income (b)	0.03		0.09	0.09		0.02
Net realized and unrealized gain (loss)	0.97		2.93	(0.48)		0.28
Total income (loss) from investment operations	1.00		3.02	(0.39)		0.30
Less distributions from:
Net investment income	-		(0.10)	(0.09)		-
Net realized gains	-		(0.20)	(0.06)		-
Total distributions from net investment income and net realized gains	-		(0.30)	(0.15)		-
Net asset value, end of period	$13.48		$12.48	$9.76		$10.30
Total return (c)	8.01%		31.14%	(3.89	)% (d)	3.00	% (d)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$82,594		$82,880	$77,930		$85,178
Ratio of net expenses to average net assets	0.46	% (e)	0.46%	0.46%		0.46	% (e)
Ratio of gross expenses to average net assets (f)	0.49	% (e)	0.48%	0.47%		0.47	% (e)
Ratio of net investment income to average net assets	0.55	% (e)	0.79%	0.81%		1.41	% (e)
Portfolio turnover rate	114	% (g)	200%	192%		21	% (g)

(a)  Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$12.46		$9.74	$10.29		$10.00
Income from investment operations:
Net investment income (b)	0.02		0.06	0.06		0.02
Net realized and unrealized gain (loss)	0.97		2.93	(0.48)		0.27
Total income (loss) from investment operations	0.99		2.99	(0.42)		0.29
Less distributions from:
Net investment income	-		(0.07)	(0.07)		-
Net realized gains	-		(0.20)	(0.06)		-
Total distributions from net investment income and net realized gains	-		(0.27)	(0.13)		-
Net asset value, end of period	$13.45		$12.46	$9.74		$10.29
Total return (c)	7.95%		30.89%	(4.13	)% (d)	2.90	% (d)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$4,215		$4,110	$3,255		$19
Ratio of net expenses to average net assets	0.71	% (e)	0.71%	0.71%		0.71	% (e)
Ratio of gross expenses to average net assets (f)	0.74	% (e)	0.73%	0.72%		0.72	% (e)
Ratio of net investment income to average net assets	0.30	% (e)	0.53%	0.57%		1.16	% (e)
Portfolio turnover rate	114	% (g)	200%	192%		21	% (g)

(a)  Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$10.73		$9.08	$10.43		$10.00
Income from investment operations:
Net investment income (b)	0.07		0.15	0.14		0.04
Net realized and unrealized gain (loss)	(2.34)		1.74	(1.39)		0.39
Total income (loss) from investment operations	(2.27)		1.89	(1.25)		0.43
Less distributions from:
Net investment income	-		(0.17)	(0.08)		-
Net realized gains	-		(0.07)	(0.02)		-
Total distributions from net investment income and net realized gains	-		(0.24)	(0.10)		-
Net asset value, end of period	$8.46		$10.73	$9.08		$10.43
Total return (c)	(21.16)%		20.91%	(12.10	)% (d)	4.30	% (d)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$35,554		$49,971	$49,080		$66,982
Ratio of net expenses to average net assets	0.64	% (e)	0.64%	0.64%		0.64	% (e)
Ratio of gross expenses to average net assets (f)	0.67	% (e)	0.66%	0.65%		0.64	% (e)
Ratio of net investment income to average net assets	1.59	% (e)	1.48%	1.33%		2.56	% (e)
Portfolio turnover rate	0	% (g)	200%	205%		12	% (g)

(a)  Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period Ended December 31, 2017 (a)
Net asset value, beginning of period	$10.71		$9.07	$10.42		$10.00
Income from investment operations:
Net investment income (b)	0.06		0.13	0.13		0.04
Net realized and unrealized gain (loss)	(2.34)		1.72	(1.40)		0.38
Total income (loss) from investment operations	(2.28)		1.85	(1.27)		0.42
Less distributions from:
Net investment income	-		(0.14)	(0.06)		-
Net realized gains	-		(0.07)	(0.02)		-
Total distributions from net investment income and net realized gains	-		(0.21)	(0.08)		-
Net asset value, end of period	$8.43		$10.71	$9.07		$10.42
Total return (c)	(21.29)%		20.51%	(12.26	)% (d)	4.20	% (d)
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$60,306		$78,860	$75,084		$13,581
Ratio of net expenses to average net assets	0.89	% (e)	0.89%	0.89%		0.88	% (e)
Ratio of gross expenses to average net assets (f)	0.92	% (e)	0.91%	0.90%		0.88	% (e)
Ratio of net investment income to average net assets	1.35	% (e)	1.23%	1.22%		2.69	% (e)
Portfolio turnover rate	0	% (g)	200%	205%		12	% (g)

(a)  Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  For the period ended December 31, 2017 and the year ended December 31, 2018, the Portfolio received reimbursements from a related party. The reimbursements had no impact on the Portfolio's total return.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited)

June 30, 2020

1.  ORGANIZATION

The Global Atlantic Portfolios (each, a "Portfolio" and collectively, the "Portfolios") are comprised of twenty-three different actively managed portfolios, thirteen of which are discussed in this report. Each Portfolio is a series of shares of beneficial interest of Forethought Variable Insurance Trust (the "Trust"), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

	Commencement Date*	Investment Objective
Global Atlantic BlackRock Allocation Portfolio	November 6, 2017	Total return.
Global Atlantic BlackRock Disciplined Core Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Growth Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined International Core Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Small Cap Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Value Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock High Yield Portfolio	November 6, 2017	Total return.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	November 6, 2017	Total return consisting of capital appreciation and income.
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	November 6, 2017	Long-term capital appreciation.

*  The Portfolios' inception date is November 1, 2017. The Portfolios commenced operations on November 6, 2017.

The Global Atlantic BlackRock Allocation Portfolio is a non-diversified series of the Trust; all other Portfolios in this report are diversified. Certain of the Portfolios operate as "fund of funds." A "fund of funds" typically invests in multiple underlying funds and the level of its interest in any particular underlying fund may fluctuate. The Portfolios are intended to be funding vehicles for variable annuity and variable life insurance contracts offered by separate accounts of insurance companies. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses.

The Portfolios currently offer Class I and Class II shares at net asset value, except the Global Atlantic BlackRock Disciplined Growth Portfolio (which only offers Class II shares) and Global Atlantic Goldman Sachs Core Fixed Income Portfolio (which only offers Class I shares). All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Portfolio's income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

References herein to a Portfolio's investment in a particular instrument include direct investments and indirect investments through investment companies such as open-end funds (mutual funds), exchange-traded funds and closed-end funds, as applicable.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the "Underlying Fund" or "Underlying Funds"). Each Underlying Fund is valued at its respective net asset value as reported by such investment company (except exchange-traded funds ("ETFs")). ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Each Underlying Fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by each Underlying Fund's board(s) of trustees.

Exchange-Traded Funds – The Portfolios may invest in passive ETFs. An ETF is a type of index fund that is bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity in an ETF could result in it being more volatile than the underlying securities, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant underlying securities. Additionally, an ETF has fees and expenses that increase the cost of investing in the ETF versus the costs of owning the underlying securities directly.

Illiquid Investments – Pursuant to Rule 22e-4 under the 1940 Act, a Portfolio may not acquire any "illiquid investment" if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An "illiquid investment" is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees ("Board") has approved the designation of the Adviser to administer the Trust's liquidity risk management program and related procedures. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers).

These investments will be valued at their fair market value as determined using the valuation procedures approved by the Board. The Board has delegated execution of these procedures to a Fair Value Committee composed of one or more of the following: (i) Chief Compliance Officer of the Trust, (ii) Principal Financial Officer, and (iii) representative of the Global Atlantic Investment Advisors, LLC (the "Adviser") and/or Sub-Adviser. The Fair Value Committee at its discretion may also include a representative from the Administrator and third party consultants or advisers (such as an accounting firm or fair

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The Board reviews and approves the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Committee and Valuation Process – The Fair Value Committee is composed of one or more of the following: (i) Chief Compliance Officer of the Trust, (ii) Principal Financial Officer, and (iii) representative of the Adviser and/or Sub-adviser. The Fair Value Committee at its discretion may also include a representative from the Administrator and third party consultants or advisers (such as an accounting firm or fair value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a "significant event") subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio's calculation of its net asset value ("NAV"); and (v) mutual funds that do not provide timely NAV information. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or Sub-Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using certain factors, such as, but not limited to: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security's embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. US GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for each Portfolio's investments measured at fair value:

Global Atlantic BlackRock Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$75,081,695	$-	$-	$75,081,695
Short-Term Investments	72,885	-	-	72,885
Total	$75,154,580	$-	$-	$75,154,580

Global Atlantic BlackRock Disciplined Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$17,194,872	$-	$-	$17,194,872
Rights	2,997	-	-	2,997
Short-Term Investments	911,948	-	-	911,948
Futures Contracts *	5,273	-	-	5,273
Total	$18,115,090	$-	$-	$18,115,090

Global Atlantic BlackRock Disciplined Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$17,194,872	$-	$-	$17,194,872
Rights	2,997	-	-	2,997
Short-Term Investments	911,948	-	-	911,948
Futures Contracts *	5,273	-	-	5,273
Total	$18,115,090	$-	$-	$18,115,090

Global Atlantic BlackRock Disciplined International Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$113,504,853	$41,242	$-	$113,546,095
Exchange Traded Funds	7,690,981	-	-	7,690,981
Rights	14,293	-	-	14,293
Short-Term Investments	2,467,357	-	-	2,467,357
Futures Contracts *	55,771	-	-	55,771
Total	$123,733,255	$41,242	$-	$123,774,497

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$179,686,340	$-	$-	$179,686,340
Short-Term Investments	4,785,751	-	-	4,785,751
Futures Contracts *	102,865	-	-	102,865
Total	$184,574,956	$-	$-	$184,574,956

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$14,264,885	$28,420	$-	$14,293,305
Rights	-	1,105	-	1,105
Warrants	-	0	-	-
Short-Term Investments	474,350	-	-	474,350
Futures Contracts *	12,884	-	-	12,884
Total	$14,752,119	$29,525	$-	$14,781,644

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$22,521,854	$-	$-	$22,521,854
Rights	2,442	-	-	2,442
Short-Term Investments	657,990	-	-	657,990
Futures Contracts *	8,698	-	-	8,698
Total	$23,190,984	$-	$-	$23,190,984

Global Atlantic BlackRock Disciplined Value Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$212,788,500	$-	$-	$212,788,500
Short-Term Investments	6,313,068	-	-	6,313,068
Futures Contracts *	144,963	-	-	144,963
Total	$219,246,531	$-	$-	$219,246,531

Global Atlantic BlackRock High Yield Portfolio

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$-	$61,689,323	$-	$61,689,323
Short-Term Investments	273,779	-	-	273,779
Futures Contracts *	289	-	-	289
Total	$274,068	$61,689,323	$-	$61,963,391
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts *	$794	$-	$-	$794
Total	$794	$-	$-	$794

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Assets	Level 1	Level 2	Level 3	Total
Agency Mortgage Backed Securities	$-	$37,686,427	$-	$37,686,427
Corporate Bonds & Notes	-	43,520,892	-	43,520,892
Asset Backed and Commercial Backed Securities	-	6,144,730	-	6,144,730
Municipal Bonds	-	1,508,174	-	1,508,174
Sovereign Debts	-	1,489,105	-	1,489,105
Short-Term Investments	21,767,770	-	-	21,767,770
Futures Contracts *	40,548	-	-	40,548
Swap Contracts *	-	62,663	-	62,663
Swaptions purchased	-	-	-	-
Forward Foreign Exchange Contracts *	-	66,010	-	66,010
Total	$21,808,318	$90,478,001	$-	$112,286,319

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts *	$15,576	$-	$-	$15,576
Securities Sold	-	-	-	-
Swap Contracts *	-	131,448	-	131,448
Swaptions	-	-	-	-
Swaptions written	-	31,083	-	31,083
Forward Foreign Exchange Contracts *	-	65,973	-	65,973
Total	$15,576	$228,504	$-	$244,080

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$23,895,915	$-	$-	$23,895,915
Rights	-	3,205	-	3,205
Short-Term Investments	2,660	-	-	2,660
Total	$23,898,575	$3,205	$-	$23,901,780

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$86,274,586	$-	$-	$86,274,586
Short-Term Investments	586,268	-	-	586,268
Total	$86,860,854	$-	$-	$86,860,854

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$95,072,440	$-	$-	$95,072,440
Short-Term Investments	750,156	-	-	750,156
Total	$95,822,596	$-	$-	$95,822,596

*  Net unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

The Portfolios did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios maintain deposits with a financial institution which are generally an amount that is in excess of federally insured limits. The Portfolios have not experienced any losses on their accounts.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Federal Income Tax – It is each Portfolio's policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio's 2017 and 2018 tax returns, or is expected to be taken in each Portfolio's December 31, 2019 tax return. Each Portfolio identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency Translation – The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Statements of Operations.

For the six months ended June 30, 2020, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on forward foreign currency contracts subject to currency risk, as disclosed in the Statements of Operations, is as follows:

	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic BlackRock Allocation Portfolio	$-	$-
Global Atlantic BlackRock Disciplined Core Portfolio	-	-
Global Atlantic BlackRock Disciplined Growth Portfolio	-	-
Global Atlantic BlackRock Disciplined International Core Portfolio	(10)	-
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	-	-
Global Atlantic BlackRock Disciplined Small Cap Portfolio	-	-
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	-	-
Global Atlantic BlackRock Disciplined Value Portfolio	-	-
Global Atlantic BlackRock High Yield Portfolio	-	-
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	57,252	76,597
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	(147)	-
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	-	-
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	-	-

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Options Transactions – Certain Portfolios are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, including ETFs, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option, in return for a premium, the right, but not the obligation, to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right, but not the obligation, to sell the security at the stated exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the stocks included in the index.

The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, but not the obligation, to buy in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

For the six months ended June 30, 2020, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on options contracts, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic BlackRock Allocation Portfolio		$-	$-
Global Atlantic BlackRock Disciplined Core Portfolio		-	-
Global Atlantic BlackRock Disciplined Growth Portfolio		-	-
Global Atlantic BlackRock Disciplined International Core Portfolio		-	-
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio		-	-
Global Atlantic BlackRock Disciplined Small Cap Portfolio		-	-
Global Atlantic BlackRock Disciplined U.S. Core Portfolio		-	-
Global Atlantic BlackRock Disciplined Value Portfolio		-	-
Global Atlantic BlackRock High Yield Portfolio		-	-
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	-	(4,909)
Global Atlantic Goldman Sachs Global Equity Insights Portfolio		-	-
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio		-	-
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio		-	-

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios' volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio's basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the six months ended June 30, 2020, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic BlackRock Allocation Portfolio		$-	$-
Global Atlantic BlackRock Disciplined Core Portfolio	Equity	853,061	203,725
Global Atlantic BlackRock Disciplined Growth Portfolio	Equity	15,950	645
Global Atlantic BlackRock Disciplined International Core Portfolio	Equity	(412,419)	47,727
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Equity	272,843	67,435
Global Atlantic BlackRock Disciplined Small Cap Portfolio	Equity	(10,800)	7,792
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	Equity	44,056	455
Global Atlantic BlackRock Disciplined Value Portfolio	Equity	312,237	91,025
Global Atlantic BlackRock High Yield Portfolio	Interest Rate	(7,710)	9,268
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	1,799,898	208,050
Global Atlantic Goldman Sachs Global Equity Insights Portfolio		-	-
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio		-	-
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio		-	-

Swap Agreements – Certain Portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. These Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter ("OTC") swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" (i.e., the return or increase in value of a particular dollar amount invested in a "basket" of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Certain Portfolios may enter into credit default swaps ("CDS"). CDS are two-party contracts that transfer credit exposure between the parties. One party (the "buyer") receives credit protection and the other party (the "seller") takes on credit

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller's commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally-cleared or bi-laterally traded. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. A Portfolio segregates cash or liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Each Portfolio's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract's remaining life, to be the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing does not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

For the six months ended June 30, 2020, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap agreements, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic BlackRock Allocation Portfolio		$-	$-
Global Atlantic BlackRock Disciplined Core Portfolio		-	-
Global Atlantic BlackRock Disciplined Growth Portfolio		-	-
Global Atlantic BlackRock Disciplined International Core Portfolio		-	-
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio		-	-
Global Atlantic BlackRock Disciplined Small Cap Portfolio		-	-
Global Atlantic BlackRock Disciplined U.S. Core Portfolio		-	-
Global Atlantic BlackRock Disciplined Value Portfolio		-	-
Global Atlantic BlackRock High Yield Portfolio		-	-
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	143,713	(22,146)
	Credit	(55,896)	(67,544)
Global Atlantic Goldman Sachs Global Equity Insights Portfolio		-	-
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio		-	-
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio		-	-

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Offsetting of Financial Assets/Liabilities and Derivative Assets/Liabilities – The following tables present certain of the Portfolios' asset/liability derivatives available for offset under a master netting arrangement net of collateral pledged as of June 30, 2020.

Global Atlantic BlackRock Disciplined Core Portfolio

Broker	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$327,544	$-	$327,544	$-	$327,544	$-	$-	$-	$-	$-
Total	$327,544	$-	$327,544	$-	$327,544	$-	$-	$-	$-	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Global Atlantic BlackRock Disciplined Growth Portfolio

Broker	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$5,273	$-	$5,273	$-	$5,273	$-	$-	$-	$-	$-
Total	$5,273	$-	$5,273	$-	$5,273	$-	$-	$-	$-	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Global Atlantic BlackRock Disciplined International Core Portfolio

Broker	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$55,771	$-	$55,771	$-	$55,771	$-	$-	$-	$-	$-
Total	$55,771	$-	$55,771	$-	$55,771	$-	$-	$-	$-	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Broker	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)		Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$102,865	$-	$102,865	$		$102,865	$-	$-	$-	$-	$-
Total	$102,865	$-	$102,865		$-	$102,865	$-	$-	$-	$-	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Broker	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)		Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$12,884	$-	$12,884	$		$12,884	$-	$-	$-	$-	$-
Total	$12,884	$-	$12,884		$-	$12,884	$-	$-	$-	$-	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Broker	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)		Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$8,698	$-	$8,698	$		$8,698	$-	$-	$-	$-	$-
Total	$8,698	$-	$8,698		$-	$8,698	$-	$-	$-	$-	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Global Atlantic BlackRock Disciplined Value Portfolio

Broker	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)		Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$144,963	$-	$144,963	$		$144,963	$-	$-	$-	$-	$-
Total	$144,963	$-	$144,963		$-	$144,963	$-	$-	$-	$-	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Global Atlantic BlackRock High Yield Portfolio

Broker	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$289	$(289)	$-	$-	$-	$(794)	$289	$(505)	$505	$-
Total	$289	$(289)	$-	$-	$-	$(794)	$289	$(505)	$505	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Bank of America	$5,363	$(1,556)	$3,807	$-	$3,807	$(1,556)	$1,556	$-	$-	$-
Credit Suisse First Boston	102,702	(102,702)	-	-	-	(147,740)	102,702	(45,038)	45,038	-
JP Morgan Chase Bank	2,104	(2,104)	-	-	-	(3,888)	2,104	(1,784)	1,784
Securities, LLC Morgan Stanley	66,010	(65,973)	37	-	37	(65,973)	65,973	-	-	-
Total	$176,179	$(172,335)	$3,844	$-	$3,844	$(219,157)	$172,335	$(46,822)	$46,822	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Impact of Derivatives on the Statements of Assets and Liabilities – The following table presents a summary of the location of derivative investments categorized by primary risk exposure on the Portfolios' Statements of Assets and Liabilities as of June 30, 2020:

Global Atlantic BlackRock Disciplined Core Portfolio

	Interest Rate Contracts	Credit Contracts	Equity	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$-	$327,544	$327,544
Liabilities
Unrealized depreciation on Futures Contracts	-	-	-	-
Total	$-	$-	$327,544	$327,544

Global Atlantic BlackRock Disciplined Growth Portfolio

	Interest Rate Contracts	Credit Contracts	Equity	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$-	$5,273	$5,273
Liabilities
Unrealized depreciation on Futures Contracts	-	-	-	-
Total	$-	$-	$5,273	$5,273

Global Atlantic BlackRock Disciplined International Core Portfolio

	Interest Rate Contracts	Credit Contracts	Equity	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$-	$55,771	$55,771
Liabilities
Unrealized depreciation on Futures Contracts	-	-	-	-
Total	$-	$-	$55,771	$55,771

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

	Interest Rate Contracts	Credit Contracts	Equity	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$-	$102,865	$102,865
Liabilities
Unrealized depreciation on Futures Contracts	-	-	-	-
Total	$-	$-	$102,865	$102,865

Global Atlantic BlackRock Disciplined Small Cap Portfolio

	Interest Rate Contracts	Credit Contracts	Equity	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$-	$12,884	$12,884
Liabilities
Unrealized depreciation on Futures Contracts	-	-	-	-
Total	$-	$-	$12,884	$12,884

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

	Interest Rate Contracts	Credit Contracts	Equity	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$-	$8,698	$8,698
Liabilities
Unrealized depreciation on Futures Contracts	-	-	-	-
Total	$-	$-	$8,698	$8,698

Global Atlantic BlackRock Disciplined Value Portfolio

	Interest Rate Contracts	Credit Contracts	Equity	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$-	$144,963	$144,963
Liabilities
Unrealized depreciation on Futures Contracts	-	-	-	-
Total	$-	$-	$144,963	$144,963

Global Atlantic BlackRock High Yield Portfolio

	Interest Rate Contracts	Credit Contracts	Equity	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$-	$-	$-
Liabilities
Unrealized depreciation on Futures Contracts	-	-	(505)	(505)
Total	$-	$-	$(505)	$(505)

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

	Interest Rate Contracts	Credit Contracts	Equity	Total
Assets
Unrealized appreciation on Futures Contracts	$24,972	$-	$-	$24,972
Unrealized appreciation on Swap Contracts	-	-	-	-
Unrealized appreciation on Swaptions	-	-	-	-
Unrealized appreciation on Forward Foreign Exchange Contracts	37	-	-	37
Liabilities
Unrealized depreciation on Futures Contracts	-	-	-	-
Unrealized depreciation on Swap Contracts	(28,586)	(40,199)	-	(68,785)
Unrealized depreciation on Forward Foreign Exchange Contracts	-	-	-	-
Total	$(3,577)	$(40,199)	$-	$(43,776)

The notional value of the derivative instruments outstanding as of June 30, 2020, as disclosed in the Portfolios of Investments, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within in the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A Portfolio does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolio's net assets. This percentage may be varied by action of the Board of Trustees. A short sale is "against the box" to the extent a Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

When-Issued and Delayed-Delivery Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs' operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio's investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio estimates the source of REIT distributions for accounting purposes and then makes adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolio to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended June 30, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

	Purchases	Sales
Global Atlantic BlackRock Allocation Portfolio	$49,373,804	$54,966,962
Global Atlantic BlackRock Disciplined Core Portfolio	305,599,913	345,779,867
Global Atlantic BlackRock Disciplined Growth Portfolio	11,910,576	13,778,058
Global Atlantic BlackRock Disciplined International Core Portfolio	87,788,942	92,659,389
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	139,932,768	157,981,094
Global Atlantic BlackRock Disciplined Small Cap Portfolio	3,394,641	4,774,820
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	15,674,978	17,781,022
Global Atlantic BlackRock Disciplined Value Portfolio	144,692,676	160,248,504
Global Atlantic BlackRock High Yield Portfolio	15,349,077	19,378,000
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	275,713,358	314,285,904
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	22,411,444	24,900,418
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	93,118,133	100,118,347
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	132,660,984	138,096,161

4.  INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Adviser serves as the Portfolios' investment adviser. The Adviser has engaged the following sub-advisers for the Portfolios:

Portfolio	Sub-Adviser
Global Atlantic BlackRock Allocation Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Core Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Growth Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined International Core Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Small Cap Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Value Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock High Yield Portfolio	BlackRock Investment Management, LLC
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Goldman Sachs Asset Management, L.P.
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	Goldman Sachs Asset Management, L.P.
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	Goldman Sachs Asset Management, L.P.
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	Goldman Sachs Asset Management, L.P.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

The Bank of New York Mellon serves as the Administrator, Fund Accountant and Custodian for the Portfolios. BNY Mellon Investment Servicing (US) Inc. serves as the Transfer Agent for the Portfolios. The Bank of New York Mellon and BNY Mellon Investment Servicing (US) Inc. are collectively known as BNYM ("BNYM").

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Portfolios, the Adviser, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Portfolios pay the Adviser an advisory fee, computed on average daily net assets and accrued daily and paid monthly.

The following chart details the annual advisory fee for each Portfolio.

Portfolio	Advisory Fee*
Global Atlantic BlackRock Allocation Portfolio	0.22% on first $1 billion
0.21% on next $1 billion
0.20% over $2 billion
Global Atlantic BlackRock Disciplined Core Portfolio	0.39% on first $1 billion
0.37% on next $1 billion
0.35% over $2 billion
Global Atlantic BlackRock Disciplined Growth Portfolio	0.45% on first $1 billion
0.43% on next $1 billion
0.41% over $2 billion
Global Atlantic BlackRock Disciplined International Core Portfolio	0.60% on first $1 billion
0.58% on next $1 billion
0.56% over $2 billion
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	0.55% on first $1 billion
0.53% on next $1 billion
0.51% over $2 billion
Global Atlantic BlackRock Disciplined Small Cap Portfolio	0.54% on first $1 billion
0.52% on next $1 billion
0.50% over $2 billion
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	0.39% on first $1 billion
0.37% on next $1 billion
0.35% over $2 billion
Global Atlantic BlackRock Disciplined Value Portfolio	0.45% on first $1 billion
0.43% on next $1 billion
0.41% over $2 billion
Global Atlantic BlackRock High Yield Portfolio	0.50% on first $1 billion
0.48% on next $1 billion
0.46% over $2 billion
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	0.34% on first $250 million
0.32% on next $250 million
0.26% over $500 million
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	0.63% on first $250 million
0.61% on next $250 million
0.58% on next $500 million
0.55% over $1 billion
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	0.37% on first $250 million
0.35% on next $250 million
0.34% on next $500 million
0.32% over $1 billion
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	0.55% on first $250 million
0.53% on next $250 million
0.51% on next $500 million
0.48% over $1 billion

*  Calculated daily based on the average daily net assets.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

With respect to each Portfolio, the Adviser has contractually agreed to waive its fees and to reimburse expenses, at least until the expiration dates listed below, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed the average daily net asset percentages attributable to the Portfolio's shares listed below ("Waiver Agreements"). The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits listed below and any expense limits applicable at the time of recoupment. The agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

Portfolio	Class I	Class II	Expiration Date
Global Atlantic BlackRock Allocation Portfolio	0.31%	0.56%	April 30, 2021
Global Atlantic BlackRock Disciplined Core Portfolio	0.48%	0.73%	April 30, 2021
Global Atlantic BlackRock Disciplined Growth Portfolio		0.79%	April 30, 2021
Global Atlantic BlackRock Disciplined International Core Portfolio	0.69%	0.94%	April 30, 2021
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	0.63%	0.88%	April 30, 2021
Global Atlantic BlackRock Disciplined Small Cap Portfolio	0.63%	0.88%	April 30, 2021
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	0.48%	0.73%	April 30, 2021
Global Atlantic BlackRock Disciplined Value Portfolio	0.54%	0.79%	April 30, 2021
Global Atlantic BlackRock High Yield Portfolio	0.59%	0.84%	April 30, 2021
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	0.43%		April 30, 2021
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	0.72%	0.97%	April 30, 2021
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	0.46%	0.71%	April 30, 2021
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	0.64%	0.89%	April 30, 2021

For six months ended June 30, 2020, the Adviser waived fees as follows:

Waiver
Global Atlantic BlackRock Allocation Portfolio	$9,132
Global Atlantic BlackRock Disciplined Core Portfolio	63,422
Global Atlantic BlackRock Disciplined Growth Portfolio	4,197
Global Atlantic BlackRock Disciplined International Core Portfolio	65,583
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	32,512
Global Atlantic BlackRock Disciplined Small Cap Portfolio	3,164
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	5,181
Global Atlantic BlackRock Disciplined Value Portfolio	33,553
Global Atlantic BlackRock High Yield Portfolio	8,694
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	14,323
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	20,993
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	11,626
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	16,150

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreements, and the Portfolio's operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed the amount of the expense limitation. If Portfolio operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

The Adviser may recapture the following amounts by the following dates:

	December 31, 2020	December 31, 2021	December 31, 2022	December 31, 2023
Global Atlantic BlackRock Allocation Portfolio	$853	$8,542	$19,679	$9,132
Global Atlantic BlackRock Disciplined Core Portfolio	-	50,540	93,032	63,422
Global Atlantic BlackRock Disciplined Growth Portfolio	310	3,754	10,039	4,197
Global Atlantic BlackRock Disciplined International Core Portfolio	190	9,810	48,584	65,583
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	1,748	35,853	55,910	32,512
Global Atlantic BlackRock Disciplined Small Cap Portfolio	119	3,138	10,872	3,164
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	307	3,915	10,817	5,181
Global Atlantic BlackRock Disciplined Value Portfolio	-	25,935	49,384	33,553
Global Atlantic BlackRock High Yield Portfolio	191	8,365	22,317	8,694
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	378	9,926	26,065	14,323
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	225	4,573	14,959	20,993
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	1,279	9,822	20,779	11,626
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	-	12,865	27,176	16,150

On May 23, 2017, the U.S. Securities and Exchange Commission ("SEC") granted an order allowing Commonwealth Annuity and Life Insurance Company ("Commonwealth") to substitute certain variable investment options in which subaccounts of its Separate Accounts invest with the Portfolios included in this report.

As a condition of this order, the SEC required that Commonwealth or an affiliate thereof (other than the Trust) pay all expenses and transaction costs of the substitutions, including legal and accounting expenses, any applicable brokerage expenses and other fees and expenses so that no fees or charges were assessed to the affected contract owners to effect the substitutions. There were no substitution-related expenses for the six months ended June 30, 2020.

The Trust, on behalf of the Portfolios, has adopted a distribution and shareholder servicing plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for Class II shares. The fee charged under the Plan is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio's Class II shares and, for the six months ended June 30, 2020, was paid to Global Atlantic Distributors, LLC ("GAD") to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Portfolios' shareholder accounts, not otherwise required to be provided by the Adviser. GAD is an affiliate of the Adviser.

For the six months ended June 30, 2020, the Portfolios expensed the following distribution fees:

Fees Paid
Global Atlantic BlackRock Allocation Portfolio	$17,900
Global Atlantic BlackRock Disciplined Core Portfolio	39,999
Global Atlantic BlackRock Disciplined Growth Portfolio	21,331
Global Atlantic BlackRock Disciplined International Core Portfolio	45,263
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	58,040
Global Atlantic BlackRock Disciplined Small Cap Portfolio	8,834
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	4,169
Global Atlantic BlackRock Disciplined Value Portfolio	7,909
Global Atlantic BlackRock High Yield Portfolio	986

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Fees Paid
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	$-
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	14,035
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	4,888
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	79,278

For the six months ended June 30, 2020, the Trustees received fees in the amounts as follows:

Fees Received
Global Atlantic BlackRock Allocation Portfolio	$3,355
Global Atlantic BlackRock Disciplined Core Portfolio	22,992
Global Atlantic BlackRock Disciplined Growth Portfolio	730
Global Atlantic BlackRock Disciplined International Core Portfolio	5,696
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	7,560
Global Atlantic BlackRock Disciplined Small Cap Portfolio	675
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	1,011
Global Atlantic BlackRock Disciplined Value Portfolio	10,403
Global Atlantic BlackRock High Yield Portfolio	2,902
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	3,955
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	1,096
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	3,477
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	4,647

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2020, Commonwealth Annuity and Life Insurance Company owned 100% of the voting securities of each Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Shareholder Concentration Risk – Commonwealth Annuity and Life Insurance Company, certain accounts, or the Adviser's affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio's shares. Redemptions by these entities of their holdings in a Portfolio may impact the Portfolio's liquidity and NAV. These redemptions may also force a Portfolio to sell securities.

6.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

As of December 31, 2019, the aggregate cost of investments for federal income tax purposes, the gross unrealized appreciation and depreciation and the aggregated net unrealized appreciation (depreciation) on investments were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Atlantic BlackRock Allocation Portfolio	$74,885,399	$7,362,976	$(190,229)	$7,172,747
Global Atlantic BlackRock Disciplined Core Portfolio	498,984,831	88,200,697	(5,055,946)	83,144,751
Global Atlantic BlackRock Disciplined Growth Portfolio	14,589,173	3,615,036	(141,097)	3,473,939
Global Atlantic BlackRock Disciplined International Core Portfolio	137,433,887	15,215,454	(8,205,236)	7,010,218
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	160,867,250	33,954,170	(3,176,930)	30,777,240
Global Atlantic BlackRock Disciplined Small Cap Portfolio	16,994,360	3,214,678	(1,713,933)	1,500,745
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	22,275,002	3,865,844	(222,975)	3,642,869
Global Atlantic BlackRock Disciplined Value Portfolio	247,119,510	30,504,530	(4,154,663)	26,349,867
Global Atlantic BlackRock High Yield Portfolio	68,354,713	2,641,557	(360,410)	2,281,147
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	104,628,073	2,743,736	(102,149)	2,641,587

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	$25,724,560	$3,101,103	$(309,922)	$2,791,181
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	72,900,886	14,873,804	(624,328)	14,249,476
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	119,337,430	11,800,763	(2,363,876)	9,436,887

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended December 31, 2019 and 2018 were as follows:

For fiscal year ended 12/31/19	Ordinary Income	Long-Term Capital Gains	Short-Term Capital Gains	Return of Capital	Total
Global Atlantic BlackRock Allocation Portfolio	$1,579,777	$-	$-	$-	$1,579,777
Global Atlantic BlackRock Disciplined Core Portfolio	8,622,370	-		-	8,622,370
Global Atlantic BlackRock Disciplined Growth Portfolio	601,045	30,435	-	-	631,480
Global Atlantic BlackRock Disciplined International Core Portfolio	3,595,113	-	-	-	3,595,113
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	749,059	387,327	-	-	1,136,386
Global Atlantic BlackRock Disciplined Small Cap Portfolio	571,080	-	-	-	571,080
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	564,891	-	-	-	564,891
Global Atlantic BlackRock Disciplined Value Portfolio	5,750,591	-	-	-	5,750,591
Global Atlantic BlackRock High Yield Portfolio	4,220,855	-	-	-	4,220,855
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	2,193,008	-		-	2,193,008
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	369,107	-	-	-	369,107
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	2,090,635	31,397	-	-	2,122,032
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	2,671,957	-	-	-	2,671,957

For fiscal year ended 12/31/2018	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic BlackRock Allocation Portfolio	$361,277	$-	$-	$361,277
Global Atlantic BlackRock Disciplined Core Portfolio	7,952,766	308,649	-	8,261,415
Global Atlantic BlackRock Disciplined Growth Portfolio	263,078	20,035	-	283,113
Global Atlantic BlackRock Disciplined International Core Portfolio	3,135,099	-	-	3,135,099
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	2,025,737	99,342	-	2,125,079
Global Atlantic BlackRock Disciplined Small Cap Portfolio	93,096	11,425	-	104,521
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	498,157	22,695	-	520,852
Global Atlantic BlackRock Disciplined Value Portfolio	5,978,801	294,412	-	6,273,213
Global Atlantic BlackRock High Yield Portfolio	476,776	6,251	-	483,027
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	47,084	-	-	47,084

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

For fiscal year ended 12/31/2018	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	$362,130	$44,780	$-	$406,910
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	1,222,604	2,517	-	1,225,121
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	1,136,829	21,023	-	1,157,852

As of December 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Loss and Late Year Loss		Capital Loss Carryforward		Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Defecits)
Global Atlantic BlackRock Allocation Portfolio	$3,579,222	$1,532	$		$		$7,172,747	$10,753,501
Global Atlantic BlackRock Disciplined Core Portfolio	12,179,153	14,127,034					83,144,865	109,451,052
Global Atlantic BlackRock Disciplined Growth Portfolio	491,187	504,138		-		-	3,473,939	4,469,264
Global Atlantic BlackRock Disciplined International Core Portfolio	950,951	-		-		(10,499,672)	7,053,197	(2,495,524)
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	5,393,919	9,302,015		-		-	30,777,240	45,473,174
Global Atlantic BlackRock Disciplined Small Cap Portfolio	358,300	545,004		-		-	1,500,745	2,404,049
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	727,601	438,963					3,642,868	4,809,432
Global Atlantic BlackRock Disciplined Value Portfolio	5,047,769	6,221,667		-		-	26,349,867	37,619,303
Global Atlantic BlackRock High Yield Portfolio	3,704,548	-		-		(4,026,490)	2,281,147	1,959,205
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	2,815,497	1,397,176		-		-	2,605,069	6,817,742
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	76,334	-		-		(645,025)	2,791,680	2,222,989
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	2,522,422	2,292,576		-		-	14,249,476	19,064,474
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	832,113	-		-		(2,776,644)	9,436,887	7,492,356

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, return of capital distributions from C-Corporations and the mark-to-market on passive foreign investment companies, open 1256 options and futures contracts, forward foreign currency contracts and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $114, $49,220, $(871) and $499 for Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic Goldman Sachs Core Fixed Income Portfolio, and Global Atlantic Goldman Sachs Global Equity Insights Portfolio, respectively.

At December 31, 2019, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Global Atlantic BlackRock Allocation Portfolio	$-	$-	$-
Global Atlantic BlackRock Disciplined Core Portfolio	-	-	-
Global Atlantic BlackRock Disciplined Growth Portfolio	-	-	-
Global Atlantic BlackRock Disciplined International Core Portfolio	(5,011,255)	(5,488,417)	(10,499,672)
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	-	-	-
Global Atlantic BlackRock Disciplined Small Cap Portfolio	-	-	-
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	-	-	-
Global Atlantic BlackRock Disciplined Value Portfolio	-	-	-

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Global Atlantic BlackRock High Yield Portfolio	$(2,239,915)	$(1,786,575)	$(4,026,490)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	-	-	-
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	(645,025)	-	(645,025)
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	-	-	-
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	(2,317,720)	(458,924)	(2,776,644)

8.  NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 ("ASU 2020-04"), "Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting". ASU 2020-04 provides entities with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2022. The Portfolios will consider this optional guidance prospectively, if applicable.

9.  OTHER RISKS

The Portfolios' risks include, but are not limited to, the following:

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio or an underlying fund. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the market's perception that an issuer is likely to default, tends to reduce the value and liquidity of fixed income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or in a security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer, may affect debt securities' value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Sub-Adviser or the rating agencies than such securities actually do.

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments require the clearing and exchange-trading of many standardized over-the-counter ("OTC") derivative instruments deemed to be "swaps." The Commodity Futures Trading Commission ("CFTC") has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis. The regulation of the derivatives markets has increased over the past several years, and there can be no 'assurance that any new governmental regulation will not adversely affect a Portfolio's ability to achieve its investment result.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Market Risk – The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, or other events could also have a significant impact on the Portfolio and its investments.

A Portfolio may experience a substantial or complete loss on any individual security. Since the global financial crisis that began in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in slower growth and an unusually high degree of volatility in the financial markets, both domestic and foreign. Changes in the U.S. and governmental market support activities implemented since the financial crisis could negatively affect the markets generally and increase market volatility. This could reduce the value and liquidity of the securities in which a Portfolio invests and make identifying investment risks and opportunities especially difficult.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio's investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio's costs. If dealer capacity in fixed income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed income markets. The recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolios hold, and may adversely affect the Portfolios' investments and operations. The transmission of COVID-19 and efforts to contain its spread could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolios. In certain cases, an exchange or market may close or issue trading halts on specific securities or even the entire market, which may result in the Portfolios being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price their investments.

Quantitative Investing Risk – Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). In addition, investments selected using models may react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. There is no guarantee that the use of quantitative analysis will result in effective investment decisions for a Portfolio. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Other Recent Developments.

Ongoing concerns regarding the economies of certain countries in Europe, as well as the possibility that one or more countries could leave the European Union (the "EU"), create risks for investing in the European markets. These risks may be heightened due to the June 2016 referendum in which the United Kingdom ("UK") voted to exit the EU (commonly known as "Brexit"). On January 31, 2020, the UK withdrew from the European EU. This commenced a transition period

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

during which EU law will continue to apply in the UK and the future of the EU – UK trade relationship will be formally negotiated. The transition period is expected to last until December 31, 2020, but may be extended. There is a significant degree of uncertainty about the UK's post-transition framework, particularly with respect to the arrangements that will apply to its relationships with the EU and with other countries. Although the full impact of Brexit is not yet known, the impact on the UK, EU and global markets could include increased volatility and illiquidity, potentially lower economic growth and decreased asset valuations, as well as significant economic, legal and political uncertainty as the UK navigates its exit from the EU.

In 2017, the United Kingdom's Financial Conduct Authority warned that LIBOR may cease to be available or appropriate for use after 2021. The unavailability or replacement of LIBOR presents risks to applicable Portfolios, including the risk that any pricing adjustments to a Portfolio's investments resulting from a substitute reference rate may adversely affect the Portfolio's performance and/or NAV. The impact of a substitute reference rate, if any, will vary on an investment-by-investment basis. The Adviser or Sub-Adviser may have discretion to determine a substitute reference rate, including any price or other adjustments to account for differences between the substitute reference rate and the previous rate. The substitute reference rate and any adjustments selected could negatively impact a Portfolio's investment performance or financial condition, including in ways unforeseen by the Adviser or Sub-Adviser.

In addition, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolios hold, and may adversely affect the Portfolios' investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things: quarantines and travel restrictions, including border closings, strained healthcare systems, event cancellations, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place, including equity and debt market losses and overall volatility, and the jobs market. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

10.  BOARD REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the "Commission") adopted Rule 22e-4 under the Investment Company Act of 1940, as amended. This Rule requires every registered open-end management company to establish a liquidity risk management program (the "LRMP") that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund's portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, the establishment of a 15% limitation on illiquid investments, and periodic reporting to the Trust's Board of Trustees (the "Board"). Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the Commission when certain liquidity-related events occur.

The Board approved the appointment of the FVIT Liquidity Risk Management Program Committee (the "Committee") as the Program Administrator of the LRMP for the Trust on November 12, 2018 and the Trust's LRMP on February 12, 2019. The Committee is comprised of the Trust's Chief Compliance Officer and other officers of the Trust and the Adviser. At the Board's regular meeting on May 12, 2020, the Trust's Chief Compliance Officer provided a report to the Board (the "Report") on the operation and effectiveness of the LRMP for the period December 1, 2018 through March 31, 2020 (the "Reporting Period"). The Report included, among other things, a discussion of how the Adviser manages liquidity risks associated with the Portfolios' investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every portfolio investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of portfolio investments, the Adviser utilizes a third party provider of liquidity monitoring services.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

The Report concluded that the LRMP was reasonably designed to assess and manage liquidity risk and did effectively manage the Portfolios' liquidity risks for the Reporting Period. The Report stated that during this period, each Portfolio held no less than 50% of its total net assets in highly liquid investments. Because each Portfolio consisted primarily of highly liquid investments that exceeded the 50% SEC threshold for Primarily Highly Liquid Funds, no highly liquid investment minimum was required to be established for the Portfolios, and each Portfolio was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

11.  SUBSEQUENT EVENTS

On July 8, 2020, KKR & Co. Inc. ("KKR") and Global Atlantic Financial Group Limited ("Global Atlantic") announced a strategic transaction whereby KKR will acquire all of the outstanding shares of Global Atlantic (the "Transaction"). Global Atlantic Investment Advisors, LLC and Global Atlantic Distributors, LLC are indirect, wholly-owned subsidiaries of Global Atlantic. The Transaction is expected to close in early 2021, subject to receipt of regulatory approvals and satisfaction of other closing conditions.

Under the 1940 Act, the closing of the Transaction will result in the automatic termination of: (i) the investment advisory agreement between the Adviser and the Trust on behalf of Portfolios; (ii) the sub-advisory agreements between the Adviser, the sub-advisers and the Trust on behalf of the Portfolios; and (iii) the underwriting agreement between the Distributor and the Trust on behalf of the Portfolios. Accordingly, prior to such closing, the Trust will be required to enter into new agreements with each of the Adviser, sub-advisers and Distributor to be effective upon the closing of the Transaction. The new agreements are subject to the approval of the Board. If approved by the Board, shareholders of the Portfolios as of a record date to be determined by the Board will be asked to approve the new investment advisory agreement at a special meeting of shareholders expected to be held in the fourth quarter of 2020 through a proxy solicitation that will describe the Transaction in greater detail.

Global Atlantic Portfolios

Expense Examples

June 30, 2020 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

Actual Expenses

The "Actual" expenses set of columns in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The "Hypothetical" expenses set of columns in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example for a specific Portfolio with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees or other expenses charged by your insurance contract or separate account. Therefore, the Hypothetical columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Actual		Hypothetical (5% return before expenses)
	Class	Portfolio's Annualized Expense Ratio	Beginning Account Value 1-1-20	Ending Account Value 6-30-20	Expenses Paid During Period*	Ending Account Value 6-30-20	Expenses Paid During Period*
Global Atlantic BlackRock Allocation Portfolio	I	0.31%	$1,000	$993.90	$1.54	$1,023.32	$1.56
Global Atlantic BlackRock Allocation Portfolio	II	0.56%	$1,000	$992.10	$2.77	$1,022.08	$2.82
Global Atlantic BlackRock Disciplined Core Portfolio	I	0.48%	$1,000	$983.80	$2.37	$1,022.48	$2.41
Global Atlantic BlackRock Disciplined Core Portfolio	II	0.73%	$1,000	$983.00	$3.60	$1,021.23	$3.67
Global Atlantic BlackRock Disciplined Growth Portfolio	II	0.79%	$1,000	$1,087.70	$4.10	$1,020.93	$3.97
Global Atlantic BlackRock Disciplined International Core Portfolio	I	0.69%	$1,000	$884.80	$3.23	$1,021.43	$3.47
Global Atlantic BlackRock Disciplined International Core Portfolio	II	0.94%	$1,000	$883.60	$4.40	$1,020.19	$4.72

* Expenses are equal to the Porfolio's annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

Global Atlantic Portfolios

Expense Examples (Continued)

June 30, 2020 (Unaudited)

				Actual		Hypothetical (5% return before expenses)
	Class	Portfolio's Annualized Expense Ratio	Beginning Account Value 1-1-20	Ending Account Value 6-30-20	Expenses Paid During Period*	Ending Account Value 6-30-20	Expenses Paid During Period*
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	I	0.63%	$1,000	$1,053.60	$3.22	$1,021.73	$3.17
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	II	0.88%	$1,000	$1,051.30	$4.49	$1,020.49	$4.42
Global Atlantic BlackRock Disciplined Small Cap Portfolio	I	0.63%	$1,000	$869.70	$2.93	$1,021.73	$3.17
Global Atlantic BlackRock Disciplined Small Cap Portfolio	II	0.88%	$1,000	$868.70	$4.09	$1,020.49	$4.42
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	I	0.48%	$1,000	$982.00	$2.37	$1,022.48	$2.41
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	II	0.73%	$1,000	$979.50	$3.59	$1,021.23	$3.67
Global Atlantic BlackRock Disciplined Value Portfolio	I	0.54%	$1,000	$854.90	$2.49	$1,022.18	$2.72
Global Atlantic BlackRock Disciplined Value Portfolio	II	0.79%	$1,000	$853.30	$3.64	$1,020.93	$3.97
Global Atlantic BlackRock High Yield Portfolio	I	0.59%	$1,000	$962.80	$2.88	$1,021.93	$2.97
Global Atlantic BlackRock High Yield Portfolio	II	0.84%	$1,000	$961.70	$4.10	$1,020.69	$4.22
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	I	0.43%	$1,000	$1,069.80	$2.21	$1,022.73	$2.16
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	I	0.72%	$1,000	$934.60	$3.46	$1,021.28	$3.62
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	II	0.97%	$1,000	$933.60	$4.66	$1,020.04	$4.87
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	I	0.46%	$1,000	$1,080.10	$2.38	$1,022.58	$2.31
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	II	0.71%	$1,000	$1,079.50	$3.67	$1,021.33	$3.57
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	I	0.64%	$1,000	$788.40	$2.85	$1,021.68	$3.22
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	II	0.89%	$1,000	$787.10	$3.95	$1,020.44	$4.47

* Expenses are equal to the Porfolio's annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

FACTS	WHAT DOES FORETHOUGHT VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

■ Social Security number and wire transfer instructions
■ account transactions and transaction history
■ investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.
HOW?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Forethought Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Forethought Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes – to offer our products and services to you.	No	We don't share
For joint marketing with other financial companies.	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and records.	No	We don't share
For our affiliates' everyday business purposes – information about your credit worthiness.	No	We don't share
For nonaffiliates to market to you	No	We don't share

WHAT WE DO:

How does Forethought Variable Insurance Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Forethought Variable Insurance Trust collect my personal information?	We collect your personal information, for example, when you

■ open an account or deposit money
■ direct us to buy securities or direct us to sell your securities
■ seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:

■ sharing for affiliates' everyday business purposes – information about your creditworthiness.
■ affiliates from using your information to market to you.
■ sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Forethought Variable Insurance Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■ Forethought Variable Insurance Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Forethought Variable Insurance Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on or through the Portfolios' website at http://connect.rightprospectus.com/globalatlanticportfolios and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Portfolios' Form N-PORTs are available: (i) on the SEC's website at http://www.sec.gov; and (ii) on the Portfolios' website at http://connect.rightprospectus.com/globalatlanticportfolios. Each Portfolio will post to http://connect.rightprospectus.com/globalatlanticportfolios, a complete list of its portfolio holdings as of the last calendar day of each month approximately 30 days following the end of the month. Each Portfolio's portfolio holdings will remain available on the website noted above at least until the next monthly update.

INVESTMENT ADVISER

Global Atlantic Investment Advisors, LLC
10 West Market Street, Suite 2300
Indianapolis, IN 46204

ADMINISTRATOR

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INVESTMENT SUB-ADVISERS

BlackRock Investment Management, LLC
1 University Square Drive
Princeton, NJ 08540-6455

Goldman Sachs Asset Management, L.P.
200 West Street
New York, NY 10282

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 1; and

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees since the date of the registrant’s prior report on Form N-CSR or, as applicable, in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)).

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable for open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forethought Variable Insurance Trust

By

/s/ Trent M. Statczar
Trent M. Statczar
Treasurer
Date: 8/25/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Robert M. Arena, Jr.
Robert M. Arena, Jr.
President
Date: 8/25/2020

By

/s/ Trent M. Statczar
Trent M. Statczar
Treasurer
Date: 8/25/2020